                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07797
                                   ------------------------

                         SunAmerica Focused Series, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
       -------------------------------------------------------------------
            (Address of principal executive offices)    (Zip code)

                                Vincent M. Marra
                 Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
      --------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    -------------------

Date of fiscal year end: October 31, 2004
                         -------------------

Date of reporting period: October 31, 2004

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Item 1. Reports to Shareholders
SunAmerica Focused Series, Inc., Annual Report at October 31, 2004.
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[GRAPHIC]

AIG SUNAMERICA

FOCUSED PORTFOLIOS

2004 ANNUAL REPORT

-  FOCUSED ASSET ALLOCATION STRATEGIES
-  FOCUSED PORTFOLIOS

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

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TABLE OF CONTENTS

A MESSAGE FROM THE PRESIDENT                                                   1

EXPENSE EXAMPLE                                                                2

STATEMENT OF ASSETS AND LIABILITIES                                            6

STATEMENT OF OPERATIONS                                                       12

STATEMENT OF CHANGES IN NET ASSETS                                            16

FINANCIAL HIGHLIGHTS                                                          22

PORTFOLIO OF INVESTMENTS                                                      35

NOTES TO FINANCIAL STATEMENTS                                                 69

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                       99

DIRECTOR INFORMATION                                                         101

SHAREHOLDER TAX INFORMATION                                                  103

COMPARISONS: PORTFOLIOS VS. INDEXES                                          105

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                      (This page intentionally left blank.)

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[AIG SUNAMERICA MUTUAL FUNDS LOGO]

A MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDERS:

     We are pleased to present this annual update for the SunAmerica Focused Portfolios, providing a more comprehensive view of the portfolios' performance and our management strategies. Of course, we continue to include a discussion from one manager of each of the Portfolios. During the fiscal year, we welcomed several new portfolio managers and are extremely proud that many world-class managers lend their stock-picking talents and market insights to our SunAmerica Focused Portfolios.

     The U.S. equity markets posted healthy gains for the fiscal year ended October 31, 2004, but stocks were weighed down somewhat by concerns over persistently high oil prices, ongoing geopolitical unrest, Federal Reserve Board interest rate hikes, and the prospect of another close presidential election. Still, equities finished the annual period on a strong note and with the U.S. presidential election resolved and the direction of Federal Reserve Board policy widely accepted, a great deal of uncertainty has been taken out of the equity markets. Although high energy prices and terrorism risks remain concerns, investors can now refocus their attention on favorable market fundamentals, such as corporate earnings growth rates.

     Against this generally positive backdrop, we remain enthusiastic about the SunAmerica Focused Portfolios. SunAmerica Focused Large-Cap Growth Portfolio was the first multi-managed focused mutual fund on Wall Street. Our family of SunAmerica Focused Portfolios now offers an array of funds designed to help you build a well-constructed portfolio of carefully selected securities. The SunAmerica Focused Portfolios generally feature up to three world class managers, each of whom selects his or her ten favorite stocks for the fund.(1) We believe that this focused strategy, which is used by many institutional investors, offers efficient asset allocation opportunities(2) and avoids portfolio dilution and overdiversification. According to Modern Portfolio Theory, investors do not receive any additional diversification benefits in any single asset class with portfolios holding more than 20 to 30 stocks.(1),(3)

     We thank you for being a part of the SunAmerica Focused Portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
PRESIDENT & CEO
AIG SunAmerica Asset Management Corp.


(1) Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Due to potential overlap in each manager's selection, some portfolios may hold less than 30 stocks. The managers in the Focused 2000 Growth and Focused 2000 Value portfolios each select 20 stocks due to liquidity issues, so each of these portfolios may hold as many as 60 stocks. The Focused Dividend Strategy is a passively-managed, concentrated value portfolio of 30 high dividend-yielding stocks from the Dow Jones Industrial Average and the broader market. The Focused Asset Allocation Strategies are funds-of-funds, allocated and monitored by AIG SunAmerica Asset Management Corp.

(2) Asset allocation does not guarantee profit, nor does it protect against loss.

(3) Source: PORTFOLIO SELECTION, 2nd edition, 1991. As cited in A RANDOM WALK DOWN WALL STREET, Malkiel, Burton. Norton and Company. 1999.

----------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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[AIG SUNAMERICA MUTUAL FUNDS LOGO]

EXPENSE EXAMPLE -- OCTOBER 31, 2004 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Portfolio in the SunAmerica Focused Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Focused International Equity Portfolio only) and
(2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at May 1, 2004 and held until October 31, 2004.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During the Period" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolios' prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Period" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, Class X, and Class Z the "Expenses Paid During the Period" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolio's prospectus and/or the retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Period" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (Focused International Equity Portfolio only); small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

                                        ACTUAL                                         HYPOTHETICAL
                     ----------------------------------------------   ----------------------------------------------
                                                                                      ENDING ACCOUNT
                                     ENDING ACCOUNT                                   VALUE USING A
                                       VALUE USING    EXPENSES PAID                    HYPOTHETICAL    EXPENSES PAID     EXPENSE
                       BEGINNING         ACTUAL        DURING THE       BEGINNING       5% ASSUMED      DURING THE        RATIO
                     ACCOUNT VALUE      RETURN AT     PERIOD ENDED    ACCOUNT VALUE      RETURN AT     PERIOD ENDED       AS OF
                       AT MAY 1,       OCTOBER 31,     OCTOBER 31,      AT MAY 1,       OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
PORTFOLIO                2004             2004            2004            2004             2004            2004           2004*
---------            -------------   --------------   -------------   -------------   --------------   -------------   -----------
Focused Equity
   Strategy+
   Class A#          $    1,000.00   $       996.41   $        0.75   $    1,000.00   $     1,024.38   $        0.76          0.15%
   Class B#          $    1,000.00   $       992.76   $        4.11   $    1,000.00   $     1,021.01   $        4.17          0.82%
   Class C#          $    1,000.00   $       993.36   $        3.96   $    1,000.00   $     1,021.17   $        4.01          0.79%
   Class I#          $    1,000.00   $       996.41   $        0.75   $    1,000.00   $     1,024.38   $        0.76          0.15%
Focused Multi-
   Asset Strategy+
   Class A#          $    1,000.00   $     1,021.73   $        0.81   $    1,000.00   $     1,024.33   $        0.81          0.16%
   Class B#          $    1,000.00   $     1,018.63   $        4.11   $    1,000.00   $     1,021.06   $        4.12          0.81%
   Class C#          $    1,000.00   $     1,018.63   $        3.91   $    1,000.00   $     1,021.27   $        3.91          0.77%
Focused Balanced
   Strategy+
   Class A#          $    1,000.00   $     1,011.34   $        0.91   $    1,000.00   $     1,024.23   $        0.92          0.18%
   Class B#          $    1,000.00   $     1,008.03   $        4.14   $    1,000.00   $     1,021.01   $        4.17          0.82%
   Class C#          $    1,000.00   $     1,008.67   $        4.14   $    1,000.00   $     1,021.01   $        4.17          0.82%
   Class I#          $    1,000.00   $     1,011.47   $        0.76   $    1,000.00   $     1,024.38   $        0.76          0.15%
Focused Fixed
   Income and
   Equity Strategy+
   Class A#          $    1,000.00   $     1,019.20   $        1.07   $    1,000.00   $     1,024.08   $        1.07          0.21%
   Class B#          $    1,000.00   $     1,015.43   $        4.56   $    1,000.00   $     1,020.61   $        4.57          0.90%
   Class C#          $    1,000.00   $     1,016.15   $        4.31   $    1,000.00   $     1,020.86   $        4.32          0.85%
   Class I#          $    1,000.00   $     1,012.63   $        0.48   $    1,000.00   $     1,015.50   $        0.48          0.15%
Focused Fixed
   Income Strategy+
   Class A#          $    1,000.00   $     1,036.86   $        1.28   $    1,000.00   $     1,023.88   $        1.27          0.25%
   Class B#          $    1,000.00   $     1,033.55   $        4.60   $    1,000.00   $     1,020.61   $        4.57          0.90%
   Class C#          $    1,000.00   $     1,033.62   $        4.60   $    1,000.00   $     1,020.61   $        4.57          0.90%
Focused Large-
   Cap Growth@
   Class A           $    1,000.00   $       933.96   $        7.63   $    1,000.00   $     1,017.24   $        7.96          1.57%
   Class B           $    1,000.00   $       931.33   $       10.78   $    1,000.00   $     1,013.98   $       11.24          2.22%
   Class C           $    1,000.00   $       930.76   $       10.73   $    1,000.00   $     1,014.03   $       11.19          2.21%
   Class Z           $    1,000.00   $       936.49   $        4.82   $    1,000.00   $     1,020.16   $        5.03          0.99%
Focused Multi-
   Cap Growth@
   Class A#          $    1,000.00   $     1,061.39   $        8.91   $    1,000.00   $     1,016.49   $        8.72          1.72%
   Class B#          $    1,000.00   $     1,058.20   $       12.26   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class C#          $    1,000.00   $     1,058.20   $       12.26   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class X#          $    1,000.00   $     1,061.73   $        7.62   $    1,000.00   $     1,017.75   $        7.46          1.47%
Focused 2000
   Growth@
   Class A#          $    1,000.00   $     1,041.17   $        8.82   $    1,000.00   $     1,016.49   $        8.72          1.72%
   Class B#          $    1,000.00   $     1,037.58   $       12.14   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class C#          $    1,000.00   $     1,037.68   $       12.14   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class I#          $   1,000.00$   $     1,041.39   $        8.31   $    1,000.00   $     1,016.99   $        8.21          1.62%

                                        ACTUAL                                         HYPOTHETICAL
                     ----------------------------------------------   ----------------------------------------------
                                                                                      ENDING ACCOUNT
                                     ENDING ACCOUNT                                   VALUE USING A
                                       VALUE USING    EXPENSES PAID                    HYPOTHETICAL    EXPENSES PAID     EXPENSE
                       BEGINNING         ACTUAL        DURING THE       BEGINNING       5% ASSUMED      DURING THE        RATIO
                     ACCOUNT VALUE      RETURN AT     PERIOD ENDED    ACCOUNT VALUE      RETURN AT     PERIOD ENDED       AS OF
                       AT MAY 1,       OCTOBER 31,     OCTOBER 31,      AT MAY 1,       OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
PORTFOLIO                2004             2004            2004            2004             2004            2004           2004*
---------            -------------   --------------   -------------   -------------   --------------   -------------   -----------
Focused Large-Cap
   Value
   Class A#          $    1,000.00   $     1,000.68   $        8.65   $    1,000.00   $     1,016.49   $        8.72          1.72%
   Class B#          $    1,000.00   $       997.19   $       11.90   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class C#          $    1,000.00   $       997.19   $       11.90   $    1,000.00   $     1,013.22   $       11.99          2.37%
Focused Multi-Cap
   Value
   Class A#          $    1,000.00   $     1,040.13   $        8.82   $    1,000.00   $     1,016.49   $        8.72          1.72%
   Class B#          $    1,000.00   $     1,036.56   $       12.13   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class C#          $    1,000.00   $     1,036.58   $       12.13   $    1,000.00   $     1,013.22   $       11.99          2.37%
Focused 2000 Value@
   Class A#          $    1,000.00   $     1,061.72   $        8.91   $    1,000.00   $     1,016.49   $        8.72          1.72%
   Class B#          $    1,000.00   $     1,058.92   $       12.27   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class C#          $    1,000.00   $     1,058.79   $       12.26   $    1,000.00   $     1,013.22   $       11.99          2.37%
Focused Growth
   and Income@
   Class A#          $    1,000.00   $       974.26   $        8.54   $    1,000.00   $     1,016.49   $        8.72          1.72%
   Class B#          $    1,000.00   $       971.76   $       11.75   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class C#          $    1,000.00   $       971.06   $       11.74   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class X#          $    1,000.00   $       976.34   $        6.61   $    1,000.00   $     1,018.45   $        6.75          1.33%
Focused
   International
   Equity@
   Class A#          $    1,000.00   $     1,023.49   $        9.92   $    1,000.00   $     1,015.33   $        9.88          1.95%
   Class B#          $    1,000.00   $     1,020.09   $       13.20   $    1,000.00   $     1,012.07   $       13.15          2.60%
   Class C#          $    1,000.00   $     1,020.11   $       13.20   $    1,000.00   $     1,012.07   $       13.15          2.60%
Focused Technology@
   Class A#          $    1,000.00   $     1,065.61   $       10.23   $    1,000.00   $     1,015.23   $        9.98          1.97%
   Class B#          $    1,000.00   $     1,060.98   $       13.57   $    1,000.00   $     1,011.97   $       13.25          2.62%
   Class C#          $    1,000.00   $     1,060.98   $       13.57   $    1,000.00   $     1,011.97   $       13.25          2.62%
Focused Dividend
   Strategy
   Class A#          $    1,000.00   $       993.63   $        4.76   $    1,000.00   $     1,020.36   $        4.82          0.95%
   Class B#          $    1,000.00   $       990.02   $        8.00   $    1,000.00   $     1,017.09   $        8.11          1.60%
   Class C#          $    1,000.00   $       990.02   $        8.00   $    1,000.00   $     1,017.09   $        8.11          1.60%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the 184 days divided by 366 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (Focused International Equity Portfolio only), small account fees and administrative fees, if applicable to your account. Please refer to your prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment advisor either waived a portion or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been lower.

+ Does not include the expenses of the underlying Funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher and the "Actual/Hypothetical Ending Account Value" would have been lower.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

                                        ACTUAL                                         HYPOTHETICAL
                     ----------------------------------------------   ----------------------------------------------
                                                                                      ENDING ACCOUNT
                                     ENDING ACCOUNT                                   VALUE USING A
                                       VALUE USING    EXPENSES PAID                    HYPOTHETICAL    EXPENSES PAID     EXPENSE
                       BEGINNING         ACTUAL        DURING THE       BEGINNING       5% ASSUMED      DURING THE        RATIO
                     ACCOUNT VALUE      RETURN AT     PERIOD ENDED    ACCOUNT VALUE      RETURN AT     PERIOD ENDED       AS OF
                       AT MAY 1,       OCTOBER 31,     OCTOBER 31,      AT MAY 1,       OCTOBER 31,     OCTOBER 31,    OCTOBER 31,
PORTFOLIO                2004             2004            2004            2004             2004            2004           2004*
---------            -------------   --------------   -------------   -------------   --------------   -------------   -----------
Focused Large-Cap
   Growth
   Class A           $    1,000.00   $       933.96   $        7.34   $    1,000.00   $     1,017.55   $        7.66          1.51%
   Class B           $    1,000.00   $       931.33   $       10.49   $    1,000.00   $     1,014.28   $       10.94          2.16%
   Class C           $    1,000.00   $       930.76   $       10.43   $    1,000.00   $     1,014.33   $       10.89          2.15%
   Class Z           $    1,000.00   $       936.49   $        4.53   $    1,000.00   $     1,020.46   $        4.72          0.93%
Focused Multi-Cap
   Growth
   Class A           $    1,000.00   $     1,061.39   $        8.91   $    1,000.00   $     1,016.49   $        8.72          1.72%
   Class B           $    1,000.00   $     1,058.20   $       12.26   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class C           $    1,000.00   $     1,058.20   $       12.26   $    1,000.00   $     1,013.22   $       11.99          2.37%
   Class X           $    1,000.00   $     1,061.73   $        7.62   $    1,000.00   $     1,017.75   $        7.46          1.47%
Focused 2000 Growth
   Class A           $    1,000.00   $     1,041.17   $        8.72   $    1,000.00   $     1,016.59   $        8.62          1.70%
   Class B           $    1,000.00   $     1,037.58   $       11.98   $    1,000.00   $     1,013.37   $       11.84          2.34%
   Class C           $    1,000.00   $     1,037.68   $       11.99   $    1,000.00   $     1,013.37   $       11.84          2.34%
   Class I           $    1,000.00   $     1,041.39   $        8.16   $    1,000.00   $     1,017.14   $        8.06          1.59%
Focused 2000 Value
   Class A           $    1,000.00   $     1,061.72   $        8.65   $    1,000.00   $     1,016.74   $        8.47          1.67%
   Class B           $    1,000.00   $     1,058.92   $       12.01   $    1,000.00   $     1,013.47   $       11.74          2.32%
   Class C           $    1,000.00   $     1,058.79   $       12.01   $    1,000.00   $     1,013.47   $       11.74          2.32%
Focused Growth and
   Income
   Class A           $    1,000.00   $       974.26   $        8.39   $    1,000.00   $     1,016.64   $        8.57          1.69%
   Class B           $    1,000.00   $       971.76   $       11.60   $    1,000.00   $     1,013.37   $       11.84          2.34%
   Class C           $    1,000.00   $       971.06   $       11.59   $    1,000.00   $     1,013.37   $       11.84          2.34%
   Class X           $    1,000.00   $       976.34   $        6.46   $    1,000.00   $     1,018.60   $        6.60          1.30%
Focused
   International
   Equity
   Class A           $    1,000.00   $     1,023.49   $        9.82   $    1,000.00   $     1,015.43   $        9.78          1.93%
   Class B           $    1,000.00   $     1,020.09   $       13.10   $    1,000.00   $     1,012.17   $       13.05          2.58%
   Class C           $    1,000.00   $     1,020.11   $       13.10   $    1,000.00   $     1,012.17   $       13.05          2.58%
Focused Technology
   Class A           $    1,000.00   $     1,065.61   $        9.87   $    1,000.00   $     1,015.58   $        9.63          1.90%
   Class B           $    1,000.00   $     1,060.98   $       13.16   $    1,000.00   $     1,012.37   $       12.85          2.54%
   Class C           $    1,000.00   $     1,060.98   $       13.16   $    1,000.00   $     1,012.37   $       12.85          2.54%

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

STATEMENT OF ASSETS AND LIABILITIES -- OCTOBER 31, 2004

                                                   FOCUSED         FOCUSED         FOCUSED            FOCUSED           FOCUSED
                                                    EQUITY       MULTI-ASSET       BALANCED       FIXED INCOME AND    FIXED INCOME
                                                   STRATEGY        STRATEGY        STRATEGY       EQUITY STRATEGY       STRATEGY
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                -----------------------------------------------------------------------------------
ASSETS:
Investment securities, at value
  (unaffiliated)*                               $          --   $          --   $           --   $              --   $           --
Investment securities, at value (affiliated)*     524,982,817     540,199,099      450,615,211          89,393,606       37,866,894
Short-term securities, at value*                           --              --               --                  --               --
Repurchase agreements (cost equals
  market value)                                            --              --               --                  --               --
                                                -------------   -------------   --------------   -----------------   --------------
Total investments                                 524,982,817     540,199,099      450,615,211          89,393,606       37,866,894
                                                -------------   -------------   --------------   -----------------   --------------
Cash                                                       --              --               --                  --               --
Foreign cash*                                              --              --               --                  --               --
Receivable for--
  Fund shares sold                                  1,605,944       2,113,833        1,497,569             143,162          124,843
  Dividends and interest                                   --              --               --                  --               --
  Investments sold                                         --              --               --                  --               --
Prepaid expenses and other assets                       2,797           2,820            2,501                 622              225
Due from investment advisor for expense
  reimbursements/fee waivers                           97,314          81,487           37,528               2,652               --
Variation margin on futures contracts                      --              --               --                  --               --
Unrealized appreciation on forward
  foreign currency contracts                               --              --               --                  --               --
                                                -------------   -------------   --------------   -----------------   --------------
Total assets                                      526,688,872     542,397,239      452,152,809          89,540,042       37,991,962
                                                -------------   -------------   --------------   -----------------   --------------
LIABILITIES:
Payable for--
  Fund shares redeemed                              1,576,001         346,147          529,338              73,777           37,800
  Investments purchased                                    --              --               --                  --               --
  Investment advisory and
   management fees                                     44,015          44,981           37,805               7,536            8,248
  Distribution and service
   maintenance fees                                   194,864         205,333          167,382              28,149           15,850
  Transfer agent fees and expenses                     26,445          26,231           20,699              15,101           18,134
  Directors' fees and expenses                          2,944           2,530            4,701               2,359            1,977
  Other accrued expenses                               68,803          47,768           57,082              19,343           25,336
Dividends payable                                          --              --               --                  --           76,515
Unrealized depreciation on forward
  foreign currency contracts                               --              --               --                  --               --
                                                -------------   -------------   --------------   -----------------   --------------
Total liabilities                                   1,913,072         672,990          817,007             146,265          183,860
                                                -------------   -------------   --------------   -----------------   --------------
Net Assets                                      $ 524,775,800   $ 541,724,249   $  451,335,802   $      89,393,777   $   37,808,102
                                                =============   =============   ==============   =================   ==============
*Cost
Investment securities (unaffiliated)            $          --   $          --   $           --   $              --   $           --
                                                =============   =============   ==============   =================   ==============
Investment securities (affiliated)              $ 505,963,761   $ 504,908,398   $  435,348,966   $      88,036,904   $   37,382,859
                                                =============   =============   ==============   =================   ==============
Short-term securities                           $          --   $          --   $           --   $              --   $           --
                                                =============   =============   ==============   =================   ==============
Foreign cash                                    $          --   $          --   $           --   $              --   $           --
                                                =============   =============   ==============   =================   ==============

See Notes To Financial Statements

                                                   FOCUSED         FOCUSED         FOCUSED            FOCUSED           FOCUSED
                                                    EQUITY       MULTI-ASSET       BALANCED       FIXED INCOME AND    FIXED INCOME
                                                   STRATEGY        STRATEGY        STRATEGY       EQUITY STRATEGY       STRATEGY
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                -----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
  (1 billion shares authorized)                 $       3,176   $       3,407   $        2,930   $             641   $          291
Paid-in capital                                   509,714,330     505,922,937      434,208,334          86,071,859       37,160,909
                                                -------------   -------------   --------------   -----------------   --------------
                                                  509,717,506     505,926,344      434,211,264          86,072,500       37,161,200
Accumulated undistributed net
  investment income (loss)                             (4,210)        242,351          214,534             159,576          (40,873)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, foreign
  exchange transactions and capital gain
  distributions from underlying funds              (3,956,552)        264,853        1,643,759           1,804,999          203,740
Unrealized appreciation (depreciation)
  on investments                                   19,019,056      35,290,701       15,266,245           1,356,702          484,035
Unrealized appreciation (depreciation)
  on futures contracts and
  options contracts                                        --              --               --                  --               --
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                          --              --               --                  --               --
                                                -------------   -------------   --------------   -----------------   --------------
Net Assets                                      $ 524,775,800   $ 541,724,249   $  451,335,802   $      89,393,777   $   37,808,102
                                                =============   =============   ==============   =================   ==============
CLASS A:
Net assets                                      $ 161,242,540   $ 161,186,882   $  130,850,634   $      38,250,888   $    8,920,665
Shares outstanding                                  9,672,360      10,077,497        8,490,805           2,739,241          685,219
Net asset value and redemption price per
  share (excluding any applicable
  contingent deferred sales charge)             $       16.67   $       15.99   $        15.41   $           13.96   $        13.02
Maximum sales charge (5.75% of
  offering price)                                        1.02            0.98             0.94                0.85             0.79
                                                -------------   -------------   --------------   -----------------   --------------
Maximum offering price to public                $       17.69   $       16.97   $        16.35   $           14.81   $        13.81
                                                =============   =============   ==============   =================   ==============
CLASS B:
Net assets                                      $  94,155,745   $  98,519,687   $  108,591,018   $      16,060,483   $    8,157,461
Shares outstanding                                  5,719,700       6,212,327        7,056,496           1,151,265          627,165
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)             $       16.46   $       15.86   $        15.39   $           13.94   $        13.01
                                                =============   =============   ==============   =================   ==============
CLASS C+:
Net assets                                      $ 263,636,301   $ 282,017,680   $  198,590,251   $      34,981,108   $   20,729,976
Shares outstanding                                 16,018,501      17,783,450       12,890,884           2,507,367        1,594,095
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)             $       16.46   $       15.86   $        15.41   $           13.95   $        13.00
                                                =============   =============   ==============   =================   ==============
CLASS I:
Net assets                                      $   5,741,214   $          --   $   13,303,899   $         101,298   $           --
Shares outstanding                                    344,399              --          863,456               7,254               --
Net asset value, offering and
  redemption price per share                    $       16.67   $          --   $        15.41   $           13.96   $           --
                                                =============   =============   ==============   =================   ==============
CLASS X:
Net assets                                      $          --   $          --   $           --   $              --   $           --
Shares outstanding                                         --              --               --                  --               --
Net asset value, offering and redemption
  price per share                               $          --   $          --   $           --   $              --   $           --
                                                =============   =============   ==============   =================   ==============
CLASS Z:
Net assets                                      $          --   $          --   $           --   $              --   $           --
Shares outstanding                                         --              --               --                  --               --
Net asset value, offering and redemption
  price per share                               $          --   $          --   $           --   $              --   $           --
                                                =============   =============   ==============   =================   ==============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes To Financial Statements

                                                     FOCUSED            FOCUSED             FOCUSED
                                                    LARGE-CAP          MULTI-CAP             2000
                                                      GROWTH             GROWTH             GROWTH
                                                    PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ------------------------------------------------------
ASSETS:
Investment securities, at value
  (unaffiliated)*                               $  1,661,746,918   $    316,841,202   $    307,590,982
Investment securities, at value (affiliated)*                 --                 --                 --
Short-term securities, at value*                      35,895,791          3,500,000                 --
Repurchase agreements (cost equals
  market value)                                       67,461,000         15,264,000          4,921,000
                                                ----------------   ----------------   ----------------
Total investments                                  1,765,103,709        335,605,202        312,511,982
                                                ----------------   ----------------   ----------------
Cash                                                      95,369             39,735                896
Foreign cash*                                                 --                 --                 --
Receivable for--
  Fund shares sold                                     1,361,196            320,457            494,525
  Dividends and interest                                 638,536            226,622                634
  Investments sold                                    88,059,632          3,204,383          7,920,577
Prepaid expenses and other assets                         16,149              7,911              2,042
Due from investment advisor for expense
  reimbursements/fee waivers                                  --              1,660             23,884
Variation margin on futures contracts                         --                 --                 --
Unrealized appreciation on forward
  foreign currency contracts                                  --                 --                 --
                                                ----------------   ----------------   ----------------
Total assets                                       1,855,274,591        339,405,970        320,954,540
                                                ----------------   ----------------   ----------------
LIABILITIES:
Payable for--
  Fund shares redeemed                                 4,048,137            518,016            188,947
  Investments purchased                              138,958,311          4,841,443          7,595,960
  Investment advisory and
   management fees                                     1,252,242            275,097            258,822
  Distribution and service
   maintenance fees                                    1,008,175            174,341            145,229
  Transfer agent fees and expenses                       467,454            109,519             81,488
  Directors' fees and expenses                           151,606             51,189              5,795
  Other accrued expenses                                  21,410            165,068            115,815
Dividends payable                                             --                 --                 --
Unrealized depreciation on forward
  foreign currency contracts                                  --                 --                 --
                                                ----------------   ----------------   ----------------
Total liabilities                                    145,907,335          6,134,673          8,392,056
                                                ----------------   ----------------   ----------------
Net Assets                                      $  1,709,367,256   $    333,271,297   $    312,562,484
                                                ================   ================   ================
*Cost
Investment securities (unaffiliated)            $  1,464,295,525   $    255,612,849   $    261,856,816
                                                ================   ================   ================
Investment securities (affiliated)              $             --   $             --   $             --
                                                ================   ================   ================
Short-term securities                           $     35,896,925   $      3,500,000   $             --
                                                ================   ================   ================
Foreign cash                                    $             --   $             --   $             --
                                                ================   ================   ================

                                                     FOCUSED            FOCUSED
                                                    LARGE-CAP          MULTI-CAP
                                                      VALUE              VALUE
                                                    PORTFOLIO          PORTFOLIO
                                                -----------------------------------
ASSETS:
Investment securities, at value
  (unaffiliated)*                               $    470,810,998   $    564,006,415
Investment securities, at value (affiliated)*                 --                 --
Short-term securities, at value*                      11,147,000                 --
Repurchase agreements (cost equals
  market value)                                        9,468,000         32,737,000
                                                ----------------   ----------------
Total investments                                    491,425,998        596,743,415
                                                ----------------   ----------------
Cash                                                       3,931                337
Foreign cash*                                                 --                 --
Receivable for--
  Fund shares sold                                       453,747            282,907
  Dividends and interest                               1,282,572            920,309
  Investments sold                                     8,482,664          9,136,002
Prepaid expenses and other assets                          3,183              5,767
Due from investment advisor for expense
  reimbursements/fee waivers                               7,875             43,779
Variation margin on futures contracts                     10,800             58,050
Unrealized appreciation on forward
  foreign currency contracts                                  --                 --
                                                ----------------   ----------------
Total assets                                         501,670,770        607,190,566
                                                ----------------   ----------------
LIABILITIES:
Payable for--
  Fund shares redeemed                                   211,565          1,420,765
  Investments purchased                               11,720,717          2,694,978
  Investment advisory and
   management fees                                       408,494            510,665
  Distribution and service
   maintenance fees                                      208,959            397,646
  Transfer agent fees and expenses                       111,872            159,675
  Directors' fees and expenses                            13,752             44,466
  Other accrued expenses                                 125,749            230,621
Dividends payable                                             --                 --
Unrealized depreciation on forward
  foreign currency contracts                                  --             23,560
                                                ----------------   ----------------
Total liabilities                                     12,801,108          5,482,376
                                                ----------------   ----------------
Net Assets                                      $    488,869,662   $    601,708,190
                                                ================   ================
*Cost
Investment securities (unaffiliated)            $    449,204,706   $    488,234,372
                                                ================   ================
Investment securities (affiliated)              $             --   $             --
                                                ================   ================
Short-term securities                           $     11,147,000   $             --
                                                ================   ================
Foreign cash                                    $             --   $             --
                                                ================   ================

See Notes To Financial Statements

                                                     FOCUSED            FOCUSED             FOCUSED
                                                    LARGE-CAP          MULTI-CAP             2000
                                                      GROWTH             GROWTH             GROWTH
                                                    PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
  (1 billion shares authorized)                 $         11,027   $          1,904   $          2,028
Paid-in capital                                    2,136,465,890        403,957,038        276,558,063
                                                ----------------   ----------------   ----------------
                                                   2,136,476,917        403,958,942        276,560,091
Accumulated undistributed net
  investment income (loss)                              (147,028)           (50,446)            (5,471)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, foreign
  exchange transactions and capital gain
  distributions from underlying funds               (624,412,892)      (131,865,552)        (9,726,302)
Unrealized appreciation (depreciation)
  on investments                                     197,450,259         61,228,353         45,734,166
Unrealized appreciation (depreciation)
  on futures contracts and
  options contracts                                           --                 --                 --
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                             --                 --                 --
                                                ----------------   ----------------   ----------------
Net Assets                                      $  1,709,367,256   $    333,271,297   $    312,562,484
                                                ================   ================   ================
CLASS A:
Net assets                                      $    719,459,800   $    188,725,237   $    203,813,105
Shares outstanding                                    45,407,665         10,497,219         12,999,153
Net asset value and redemption price per
  share (excluding any applicable
  contingent deferred sales charge)             $          15.84   $          17.98   $          15.68
Maximum sales charge (5.75% of
  offering price)                                           0.97               1.10               0.96
                                                ----------------   ----------------   ----------------
Maximum offering price to public                $          16.81   $          19.08   $          16.64
                                                ================   ================   ================
CLASS B:
Net assets                                      $    425,460,530   $     96,978,316   $     35,101,016
Shares outstanding                                    28,015,851          5,735,333          2,354,090
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)             $          15.19   $          16.91   $          14.91
                                                ================   ================   ================
CLASS C+:
Net assets                                      $    489,636,131   $     46,693,384   $     67,003,765
Shares outstanding                                    32,232,102          2,761,828          4,506,408
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)             $          15.19   $          16.91   $          14.87
                                                ================   ================   ================
CLASS I:
Net assets                                      $             --   $             --   $      6,644,598
Shares outstanding                                            --                 --            419,181
Net asset value, offering and
  redemption price per share                    $             --   $             --   $          15.85
                                                ================   ================   ================
CLASS X:
Net assets                                      $             --   $        874,360   $             --
Shares outstanding                                            --             48,416                 --
Net asset value, offering and redemption
  price per share                               $             --   $          18.06   $             --
                                                ================   ================   ================
CLASS Z:
Net assets                                      $     74,810,795   $             --   $             --
Shares outstanding                                     4,613,368                 --                 --
Net asset value, offering and redemption
  price per share                               $          16.22   $             --   $             --
                                                ================   ================   ================

                                                     FOCUSED            FOCUSED
                                                    LARGE-CAP          MULTI-CAP
                                                      VALUE              VALUE
                                                    PORTFOLIO          PORTFOLIO
                                                -----------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
  (1 billion shares authorized)                 $          3,349   $          3,237
Paid-in capital                                      463,874,780        553,188,826
                                                ----------------   ----------------
                                                     463,878,129        553,192,063
Accumulated undistributed net
  investment income (loss)                               885,893            (19,495)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, foreign
  exchange transactions and capital gain
  distributions from underlying funds                  2,458,712        (27,733,277)
Unrealized appreciation (depreciation)
  on investments                                      21,606,292         75,772,043
Unrealized appreciation (depreciation)
  on futures contracts and
  options contracts                                       40,636            515,450
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                             --            (18,594)
                                                ----------------   ----------------
Net Assets                                      $    488,869,662   $    601,708,190
                                                ================   ================
CLASS A:
Net assets                                      $    368,353,010   $    205,955,627
Shares outstanding                                    25,003,467         10,887,284
Net asset value and redemption price per
  share (excluding any applicable
  contingent deferred sales charge)             $          14.73   $          18.92
Maximum sales charge (5.75% of
  offering price)                                           0.90               1.15
                                                ----------------   ----------------
Maximum offering price to public                $          15.63   $          20.07
                                                ================   ================
CLASS B:
Net assets                                      $     44,263,260   $    183,753,797
Shares outstanding                                     3,118,533          9,970,192
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)             $          14.19   $          18.43
                                                ================   ================
CLASS C+:
Net assets                                      $     76,253,392   $    211,998,766
Shares outstanding                                     5,364,742         11,509,123
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)             $          14.21   $          18.42
                                                ================   ================
CLASS I:
Net assets                                      $             --   $             --
Shares outstanding                                            --                 --
Net asset value, offering and
  redemption price per share                    $             --   $             --
                                                ================   ================
CLASS X:
Net assets                                      $             --   $             --
Shares outstanding                                            --                 --
Net asset value, offering and redemption
  price per share                               $             --   $             --
                                                ================   ================
CLASS Z:
Net assets                                      $             --   $             --
Shares outstanding                                            --                 --
Net asset value, offering and redemption
  price per share                               $             --   $             --
                                                ================   ================

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes To Financial Statements

                                                   FOCUSED         FOCUSED          FOCUSED                             FOCUSED
                                                    2000           GROWTH        INTERNATIONAL        FOCUSED           DIVIDEND
                                                    VALUE         AND INCOME        EQUITY          TECHNOLOGY          STRATEGY
                                                  PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                -----------------------------------------------------------------------------------
ASSETS:
Investment securities, at value
  (unaffiliated)*                               $ 479,166,599   $ 392,127,527   $  197,428,888   $      88,018,065   $  227,012,114
Investment securities, at value (affiliated)*              --              --               --                  --               --
Short-term securities, at value*                   31,096,820              --        2,624,000                  --               --
Repurchase agreements (cost equals
  market value)                                    11,399,025      24,235,000        7,061,000           4,351,000        1,423,000
                                                -------------   -------------   --------------   -----------------   --------------
Total investments                                 521,662,444     416,362,527      207,113,888          92,369,065      228,435,114
                                                -------------   -------------   --------------   -----------------   --------------
Cash                                                   29,818           1,309            1,446               1,013               98
Foreign cash*                                              --         211,267          204,252                  --               --
Receivable for--
  Fund shares sold                                  1,260,153         753,714          213,930             330,039          549,315
  Dividends and interest                              208,929       1,050,775          404,457               2,368          681,038
  Investments sold                                 13,526,390       1,006,175          663,967                  --          998,483
Prepaid expenses and other assets                      12,419           3,736            1,234               7,692            1,780
Due from investment advisor for expense
  reimbursements/fee waivers                            7,483         149,520          123,139              48,055               --
Variation margin on futures contracts                      --              --               --                  --               --
Unrealized appreciation on forward
  foreign currency contracts                               --              --           13,187                  --               --
                                                -------------   -------------   --------------   -----------------   --------------
Total assets                                      536,707,636     419,539,023      208,739,500          92,758,232      230,665,828
                                                -------------   -------------   --------------   -----------------   --------------
LIABILITIES:
Payable for--
  Fund shares redeemed                                466,404         742,535          255,944             145,298          833,820
  Investments purchased                             2,377,047              --        2,128,987                  --               --
  Investment advisory and
   management fees                                    442,783         353,255          214,287              94,370          121,530
  Distribution and service
   maintenance fees                                   258,300         235,568           81,750              55,483          155,764
  Transfer agent fees and expenses                    130,920         122,740           48,005              41,516           71,924
  Directors' fees and expenses                         16,706          25,441            3,284               8,224           12,579
  Other accrued expenses                              113,697         125,977          145,667              97,794           81,172
Dividends payable                                          --              --               --                  --               --
Unrealized depreciation on forward
  foreign currency contracts                               --              --           14,892                  --               --
                                                -------------   -------------   --------------   -----------------   --------------
Total liabilities                                   3,805,857       1,605,516        2,892,816             442,685        1,276,789
                                                -------------   -------------   --------------   -----------------   --------------
Net Assets                                      $ 532,901,779   $ 417,933,507   $  205,846,684   $      92,315,547   $  229,389,039
                                                =============   =============   ==============   =================   ==============
*Cost
Investment securities (unaffiliated)            $ 439,354,011   $ 343,321,365   $  183,064,532   $      76,480,211   $  212,629,711
                                                =============   =============   ==============   =================   ==============
Investment securities (affiliated)              $          --   $          --   $           --   $              --   $           --
                                                =============   =============   ==============   =================   ==============
Short-term securities                           $  31,096,820   $          --   $    2,624,000   $              --   $           --
                                                =============   =============   ==============   =================   ==============
Foreign cash                                    $          --   $     207,322   $      204,531   $              --   $           --
                                                =============   =============   ==============   =================   ==============

See Notes To Financial Statements

                                                   FOCUSED         FOCUSED          FOCUSED                             FOCUSED
                                                    2000           GROWTH        INTERNATIONAL        FOCUSED           DIVIDEND
                                                    VALUE         AND INCOME        EQUITY          TECHNOLOGY          STRATEGY
                                                  PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                -----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value
  (1 billion shares authorized)                 $       2,542   $       2,830   $        1,248   $           1,748   $        1,871
Paid-in capital                                   433,252,687     430,401,797      183,104,566         273,271,566      229,017,975
                                                -------------   -------------   --------------   -----------------   --------------
                                                  433,255,229     430,404,627      183,105,814         273,273,314      229,019,846
Accumulated undistributed net
  investment income (loss)                            (16,376)        (24,330)          (7,332)             (8,091)         288,948
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, foreign
  exchange transactions and capital gain
  distributions from underlying funds              59,850,338     (61,256,897)       8,374,599        (192,487,530)     (14,302,158)
Unrealized appreciation (depreciation)
  on investments                                   39,812,588      48,806,162       14,364,356          11,537,854       14,382,403
Unrealized appreciation (depreciation)
  on futures contracts and
  options contracts                                        --              --               --                  --               --
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                          --           3,945            9,247                  --               --
                                                -------------   -------------   --------------   -----------------   --------------
Net Assets                                      $ 532,901,779   $ 417,933,507   $  205,846,684   $      92,315,547   $  229,389,039
                                                =============   =============   ==============   =================   ==============
CLASS A:
Net assets                                      $ 342,315,911   $ 159,097,187   $  165,923,572   $      37,851,713   $   68,541,187
Shares outstanding                                 16,045,084      10,506,708       10,018,541           7,056,465        5,577,107
Net asset value and redemption price per
  share (excluding any applicable
  contingent deferred sales charge)             $       21.33   $       15.14   $        16.56   $            5.36   $        12.29
Maximum sales charge (5.75% of
  offering price)                                        1.30            0.92             1.01                0.33             0.75
                                                -------------   -------------   --------------   -----------------   --------------
Maximum offering price to public                $       22.63   $       16.06   $        17.57   $            5.69   $        13.04
                                                =============   =============   ==============   =================   ==============
CLASS B:
Net assets                                      $  75,813,788   $  85,871,328   $   10,735,324   $      25,969,301   $   59,128,073
Shares outstanding                                  3,733,188       5,944,607          660,440           4,971,440        4,827,417
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)             $       20.31   $       14.45   $        16.25   $            5.22   $        12.25
                                                =============   =============   ==============   =================   ==============
CLASS C+:
Net assets                                      $ 114,772,080   $ 136,359,653   $   29,187,788   $      28,494,533   $  101,719,779
Shares outstanding                                  5,640,871       9,448,196        1,798,278           5,453,851        8,305,643
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge)             $       20.35   $       14.43   $        16.23   $            5.22   $        12.25
                                                =============   =============   ==============   =================   ==============
CLASS I:
Net assets                                      $          --   $          --   $           --   $              --   $           --
Shares outstanding                                         --              --               --                  --               --
Net asset value, offering and
  redemption price per share                    $          --   $          --   $           --   $              --   $           --
                                                =============   =============   ==============   =================   ==============
CLASS X:
Net assets                                      $          --   $  36,605,339   $           --   $              --   $           --
Shares outstanding                                         --       2,397,397               --                  --               --
Net asset value, offering and redemption
  price per share                               $          --   $       15.27   $           --   $              --   $           --
                                                =============   =============   ==============   =================   ==============
CLASS Z:
Net assets                                      $          --   $          --   $           --   $              --   $           --
Shares outstanding                                         --              --               --                  --               --
Net asset value, offering and redemption
  price per share                               $          --   $          --   $           --   $              --   $           --
                                                =============   =============   ==============   =================   ==============

+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes To Financial Statements

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED OCTOBER 31, 2004

                                                                                                       FOCUSED
                                                          FOCUSED         FOCUSED        FOCUSED     FIXED INCOME
                                                           EQUITY       MULTI-ASSET     BALANCED      AND EQUITY
                                                          STRATEGY       STRATEGY       STRATEGY       STRATEGY
                                                         PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                       -------------   -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                             $          --   $          --  $          --  $          --
  Dividends (affiliated)                                      96,121       2,874,331      4,416,236      2,100,159
  Interest (unaffiliated)                                         --              --             --             --
                                                       -------------   -------------  -------------  -------------
    Total investment income*                                  96,121       2,874,331      4,416,236      2,100,159
                                                       =============   =============  =============  =============
Expenses:
  Investment advisory and management fees                    411,296         411,397        369,706         80,147
  Distribution and service maintenance fees:
    Class A                                                       --              --             --             --
    Class B                                                  472,379         485,804        579,881         95,429
    Class C+                                               1,368,543       1,416,486      1,067,975        200,515
    Class X                                                       --              --             --             --
    Class Z                                                       --              --             --             --
  Service fees Class I                                            --              --             --             --
  Transfer agent fees and expenses:
    Class A                                                   14,835          20,451          7,132             35
    Class B                                                   17,147          15,516         20,460             23
    Class C+                                                  26,833          34,952         18,101             35
    Class I                                                    1,125              --          1,321            560
    Class X                                                       --              --             --             --
    Class Z                                                       --              --             --             --
  Registration fees:
    Class A                                                   39,308          36,757         33,605         17,778
    Class B                                                   20,923          19,635         24,593         10,248
    Class C+                                                  67,851          67,509         66,828         25,898
    Class I                                                   14,408              --         17,198          4,189
    Class X                                                       --              --             --             --
    Class Z                                                       --              --             --             --
  Custodian fees                                               9,632           9,632          9,632          9,632
  Reports to shareholders                                     73,582          63,102         59,067            251
  Audit and tax fees                                          27,078          25,807         28,964         25,179
  Legal fees                                                   4,690           4,990          5,197             25
  Directors' fees and expenses                                10,243           9,631         12,175            877
  Interest expense                                                --              --             --             --
  Other expenses                                               7,088          14,909          6,789          8,259
                                                       -------------   -------------  -------------  -------------
    Total expenses before fee waivers, expense
      reimbursements, expense recoupments, custody
      credits, and fees paid indirectly                    2,586,961       2,636,578      2,328,624        479,080
    Net (fees waived and expenses reimbursed)/
      recouped by investment advisor (Note 4)                 14,868          24,030         45,184            946
    Custody credits earned on cash balances                       --              --             --             --
    Fees paid indirectly (Note 8)                                 --              --             --             --
                                                       -------------   -------------  -------------  -------------
    Net expenses                                           2,601,829       2,660,608      2,373,808        480,026
                                                       -------------   -------------  -------------  -------------
Net investment income (loss)                              (2,505,708)        213,723      2,042,428      1,620,133
                                                       -------------   -------------  -------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments
    (unaffiliated)                                                --              --             --             --
  Net realized gain (loss) on investments
    (affiliated)                                           2,002,517          29,345      5,059,311      1,730,347
  Net realized gain (loss) from capital gain
    distributions from underlying funds (affiliated)         123,860         544,963        758,792        305,804
  Net realized gain (loss) on futures contracts and
    options contracts                                             --              --             --             --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                        --              --             --             --
                                                       -------------   -------------  -------------  -------------
Net realized gain (loss) on investments and foreign
  currencies                                               2,126,377         574,308      5,818,103      2,036,151
                                                       -------------   -------------  -------------  -------------
  Change in unrealized appreciation (depreciation)
    on investments (unaffiliated)                                 --              --             --             --
  Change in unrealized appreciation (depreciation)
    on investments (affiliated)                            2,975,057      15,618,063        242,663     (1,120,971)
  Change in unrealized appreciation (depreciation)
    on futures contracts and options contracts                    --              --             --             --
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                               --              --             --             --
                                                       -------------   -------------  -------------  -------------
Net unrealized gain (loss) on investments and
  foreign currencies                                       2,975,057      15,618,063        242,663     (1,120,971)
                                                       -------------   -------------  -------------  -------------
Net realized and unrealized gain (loss) on
  investments and foreign currencies                       5,101,434      16,192,371      6,060,766        915,180
                                                       -------------   -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                          $   2,595,726   $  16,406,094  $   8,103,194  $   2,535,313
                                                       =============   =============  =============  =============
*Net of foreign withholding taxes on interest and
   dividends of                                        $          --   $          --  $          --  $          --
                                                       =============   =============  =============  =============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes To Financial Statements

                                                           FOCUSED          FOCUSED          FOCUSED          FOCUSED
                                                        FIXED INCOME       LARGE-CAP        MULTI-CAP          2000
                                                          STRATEGY          GROWTH           GROWTH           GROWTH
                                                          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                       ---------------  ---------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                             $            --  $    10,983,530  $     1,312,943  $       468,490
  Dividends (affiliated)                                     1,123,236               --               --               --
  Interest (unaffiliated)                                           --          571,828          207,629           84,975
                                                       ---------------  ---------------  ---------------  ---------------
    Total investment income*                                 1,123,236       11,555,358        1,520,572          553,465
                                                       ===============  ===============  ===============  ===============
Expenses:
  Investment advisory and management fees                       32,316       15,378,802        3,224,810        2,653,154
  Distribution and service maintenance fees:
    Class A                                                         --        2,425,237          555,188          560,724
    Class B                                                     47,589        4,898,335        1,161,721          333,772
    Class C+                                                   106,024        5,488,096          469,542          630,392
    Class X                                                         --               --               --               --
    Class Z                                                         --               --               --               --
  Service fees Class I                                              --               --               --           21,731
  Transfer agent fees and expenses:
    Class A                                                         23        1,673,278          410,623          378,686
    Class B                                                         24        1,249,527          314,893          101,697
    Class C+                                                        29        1,372,250          125,022          167,923
    Class I                                                         --               --               --           22,968
    Class X                                                         --               --            4,999               --
    Class Z                                                         --            3,971               --               --
  Registration fees:
    Class A                                                     13,538          122,447           26,768           67,380
    Class B                                                     11,960           21,616           14,899            6,708
    Class C+                                                    17,353           18,938            9,139           12,957
    Class I                                                         --               --               --            2,259
    Class X                                                         --               --            2,324               --
    Class Z                                                         --           23,113               --               --
  Custodian fees                                                 9,632          693,206          170,912          163,780
  Reports to shareholders                                           23        1,190,692          260,523          110,314
  Audit and tax fees                                            25,174           31,503           32,542           33,295
  Legal fees                                                       101           18,470            9,445           11,209
  Directors' fees and expenses                                     511          114,338           20,254           14,608
  Interest expense                                                  --            4,256              653               32
  Other expenses                                                 6,219           88,351           13,070           14,405
                                                       ---------------  ---------------  ---------------  ---------------
    Total expenses before fee waivers, expense
      reimbursements, expense recoupments,
      custody credits, and fees paid indirectly                270,516       34,816,426        6,827,327        5,307,994
    Net (fees waived and expenses reimbursed)/
      recouped by investment advisor (Note 4)                  (35,389)              --         (220,957)        (125,382)
    Custody credits earned on cash balances                         --           (5,447)          (1,222)          (1,222)
    Fees paid indirectly (Note 8)                                   --         (968,858)         (39,863)         (50,649)
                                                       ---------------  ---------------  ---------------  ---------------
    Net expenses                                               235,127       33,842,121        6,565,285        5,130,741
                                                       ---------------  ---------------  ---------------  ---------------
Net investment income (loss)                                   888,109      (22,286,763)      (5,044,713)      (4,577,276)
                                                       ---------------  ---------------  ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments
    (unaffiliated)                                                  --       71,439,276       35,177,309        6,289,290
  Net realized gain (loss) on investments
    (affiliated)                                               234,095               --               --               --
  Net realized gain (loss) from capital gain
    distributions from underlying funds (affiliated)           171,737               --               --               --
  Net realized gain (loss) on futures contracts and
    options contracts                                               --               --          (32,039)              --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                          --         (312,413)              --               (3)
                                                       ---------------  ---------------  ---------------  ---------------
Net realized gain (loss) on investments and foreign
  currencies                                                   405,832       71,126,863       35,145,270        6,289,287
                                                       ---------------  ---------------  ---------------  ---------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)                                      --     (154,058,469)     (11,016,806)       8,176,454
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)                                   335,623               --               --               --
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                         --               --               --               --
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                                 --          (11,677)              --               --
                                                       ---------------  ---------------  ---------------  ---------------
Net unrealized gain (loss) on investments and foreign
  currencies                                                   335,623     (154,070,146)     (11,016,806)       8,176,454
                                                       ---------------  ---------------  ---------------  ---------------
Net realized and unrealized gain (loss) on
  investments and foreign currencies                           741,455      (82,943,283)      24,128,464       14,465,741
                                                       ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                          $     1,629,564  $  (105,230,046) $    19,083,751  $     9,888,465
                                                       ===============  ===============  ===============  ===============
*Net of foreign withholding taxes on interest and
  dividends of                                         $            --  $       298,630  $            --  $           157
                                                       ===============  ===============  ===============  ===============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes To Financial Statements

                                                          FOCUSED        FOCUSED        FOCUSED       FOCUSED
                                                         LARGE-CAP      MULTI-CAP         2000         GROWTH
                                                           VALUE          VALUE          VALUE       AND INCOME
                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                             $   8,860,457  $  12,405,190  $   6,072,726  $   5,688,915
  Dividends (affiliated)                                          --             --             --             --
  Interest (unaffiliated)                                    220,355        116,948        387,818         81,164
                                                       -------------  -------------  -------------  -------------
    Total investment income*                               9,080,812     12,522,138      6,460,544      5,770,079
                                                       =============  =============  =============  =============
Expenses:
  Investment advisory and management fees                  4,211,053      6,216,505      4,308,622      4,211,295
  Distribution and service maintenance fees:
    Class A                                                1,058,145        682,339        911,831        527,528
    Class B                                                  458,791      1,943,115        704,739        919,719
    Class C+                                                 728,991      2,268,955        998,652      1,472,635
    Class X                                                       --             --             --             --
    Class Z                                                       --             --             --             --
  Service fees Class I                                            --         13,724             --             --
  Transfer agent fees and expenses:
    Class A                                                  688,519        493,487        610,452        377,136
    Class B                                                  128,258        516,126        193,206        249,503
    Class C+                                                 187,361        559,285        257,183        378,354
    Class I                                                       --         12,077             --             --
    Class X                                                       --             --             --         68,982
    Class Z                                                       --             --             --             --
  Registration fees:
    Class A                                                  104,934         21,978         63,025         36,803
    Class B                                                    6,838          9,480          7,287         11,072
    Class C+                                                  13,773         12,180          9,067         15,415
    Class I                                                       --         10,738             --             --
    Class X                                                       --             --             --          2,703
    Class Z                                                       --             --             --             --
  Custodian fees                                             174,441        330,078        184,527        260,784
  Reports to shareholders                                    108,657        426,925        203,031        220,761
  Audit and tax fees                                          35,588         37,005         33,572         33,646
  Legal fees                                                  12,731         10,246         12,876         11,599
  Directors' fees and expenses                                21,757         39,897         23,113         27,466
  Interest expense                                                --          3,863             --            212
  Other expenses                                              33,244         40,546         20,114         23,583
                                                       -------------  -------------  -------------  -------------
    Total expenses before fee waivers, expense
      reimbursements, expense recoupments, custody
      credits, and fees paid indirectly                    7,973,081     13,648,549      8,541,297      8,849,196
    Net (fees waived and expenses reimbursed)/
      recouped by investment advisor (Note 4)                 56,688       (223,044)       (22,214)      (170,217)
    Custody credits earned on cash balances                     (265)          (924)        (1,049)          (987)
    Fees paid indirectly (Note 8)                                 --             --       (172,145)      (206,155)
                                                       -------------  -------------  -------------  -------------
    Net expenses                                           8,029,504     13,424,581      8,345,889      8,471,837
                                                       -------------  -------------  -------------  -------------
Net investment income (loss)                               1,051,308       (902,443)    (1,885,345)    (2,701,758)
                                                       -------------  -------------  -------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments
    (unaffiliated)                                        10,307,202     28,132,403     63,955,164      8,232,898
  Net realized gain (loss) on investments
    (affiliated)                                               2,805             --             --             --
  Net realized gain (loss) from capital gain
    distributions from underlying funds (affiliated)              --             --             --             --
  Net realized gain (loss) on futures contracts and
    options contracts                                        742,188        543,237             --             --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                        --     (1,276,138)           259       (161,798)
                                                       -------------  -------------  -------------  -------------
Net realized gain (loss) on investments and foreign
  currencies                                              11,052,195     27,399,502     63,955,423      8,071,100
                                                       -------------  -------------  -------------  -------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)                            (1,066,135)    37,178,343      6,521,688     (3,715,260)
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)                                      --             --             --             --
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                  (42,881)       515,450             --             --
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                               --        (18,293)            --          2,073
                                                       -------------  -------------  -------------  -------------
Net unrealized gain (loss) on investments and foreign
  currencies                                              (1,109,016)    37,675,500      6,521,688     (3,713,187)
                                                       -------------  -------------  -------------  -------------
Net realized and unrealized gain (loss) on
  investments and foreign currencies                       9,943,179     65,075,002     70,477,111      4,357,913
                                                       -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS:                                     $  10,994,487  $  64,172,559  $  68,591,766  $   1,656,155
                                                       =============  =============  =============  =============
*Net of foreign withholding taxes on interest and
  dividends of                                         $      63,508  $     183,549  $      10,911  $     178,467
                                                       =============  =============  =============  =============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes To Financial Statements

                                                          FOCUSED                        FOCUSED      FOCUSED
                                                       INTERNATIONAL     FOCUSED        DIVIDEND      DIVIDEND
                                                          EQUITY       TECHNOLOGY       STRATEGY      STRATEGY
                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO#    PORTFOLIO##
                                                       -------------  -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                             $   2,911,121  $      73,747  $   6,036,946  $     458,122
  Dividends (affiliated)                                          --             --             --             --
  Interest (unaffiliated)                                     57,213         30,261         23,127          1,051
                                                       -------------  -------------  -------------  -------------
    Total investment income*                               2,968,334        104,008      6,060,073        459,173
                                                       =============  =============  =============  =============
Expenses:
  Investment advisory and management fees                  2,040,545      1,142,981        754,859         50,393
  Distribution and service maintenance fees:
    Class A                                                  448,492        131,054        217,866         14,197
    Class B                                                   99,753        252,907        573,361         41,920
    Class C+                                                 251,276        287,037        960,904         61,497
    Class X                                                       --             --             --             --
    Class Z                                                       --             --             --             --
  Service fees Class I                                            --             --             --             --
  Transfer agent fees and expenses:
    Class A                                                  294,617        113,987        150,642         10,133
    Class B                                                   34,213         87,798        146,649         10,618
    Class C+                                                  73,597         89,908        237,877         14,708
    Class I                                                       --             --             --             --
    Class X                                                       --             --             --             --
    Class Z                                                       --             --             --             --
  Registration fees:
    Class A                                                   63,441         10,996         14,833          1,984
    Class B                                                    8,515         10,591         13,331          1,519
    Class C+                                                   9,209          9,279         17,176          1,767
    Class I                                                       --             --             --             --
    Class X                                                       --             --             --             --
    Class Z                                                       --             --             --             --
  Custodian fees                                             316,165        131,727         77,105          6,200
  Reports to shareholders                                     48,416        178,429        102,119          2,697
  Audit and tax fees                                          51,403         36,401         44,652          2,573
  Legal fees                                                  16,481         11,292          6,518            496
  Directors' fees and expenses                                 7,775          5,553         10,890          1,010
  Interest expense                                             2,025            855            468             --
  Other expenses                                              11,422         15,380         13,878            786
                                                       -------------  -------------  -------------  -------------
    Total expenses before fee waivers, expense
      reimbursements, expense recoupments, custody
      credits, and fees paid indirectly                    3,777,345      2,516,175      3,343,128        222,498
    Net (fees waived and expenses reimbursed)/
      recouped by investment advisor (Note 4)               (364,012)      (363,432)      (296,868)       (18,495)
    Custody credits earned on cash balances                   (1,905)          (439)           (88)            --
    Fees paid indirectly (Note 8)                            (27,341)       (64,404)            --             --
                                                       -------------  -------------  -------------  -------------
    Net expenses                                           3,384,087      2,087,900      3,046,172        204,003
                                                       -------------  -------------  -------------  -------------
Net investment income (loss)                                (415,753)    (1,983,892)     3,013,901        255,170
                                                       -------------  -------------  -------------  -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCIES:
  Net realized gain (loss) on investments
    (unaffiliated)                                         8,941,726     21,242,784      9,133,762             --
  Net realized gain (loss) on investments
    (affiliated)                                                  --             --             --             --
  Net realized gain (loss) from capital gain
    distributions from underlying funds (affiliated)              --             --             --             --
  Net realized gain (loss) on futures contracts and
    options contracts                                             --         82,689             --             --
  Net realized foreign exchange gain (loss) on other
    assets and liabilities                                   (46,024)        61,047             --             --
                                                       -------------  -------------  -------------  -------------
Net realized gain (loss) on investments and foreign
  currencies                                               8,895,702     21,386,520      9,133,762             --
                                                       -------------  -------------  -------------  -------------
  Change in unrealized appreciation (depreciation) on
    investments (unaffiliated)                             4,832,076    (12,594,154)     6,198,207      8,226,258
  Change in unrealized appreciation (depreciation) on
    investments (affiliated)                                      --             --             --             --
  Change in unrealized appreciation (depreciation) on
    futures contracts and options contracts                       --             --             --             --
  Change in unrealized foreign exchange gain (loss)
    on other assets and liabilities                           29,236             --             --             --
                                                       -------------  -------------  -------------  -------------
Net unrealized gain (loss) on investments and foreign
  currencies                                               4,861,312    (12,594,154)     6,198,207      8,226,258
                                                       -------------  -------------  -------------  -------------
Net realized and unrealized gain (loss) on
  investments and foreign currencies                      13,757,014      8,792,366     15,331,969      8,226,258
                                                       -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS:                                          $  13,341,261  $   6,808,474  $  18,345,870  $   8,481,428
                                                       =============  =============  =============  =============
*Net of foreign withholding taxes on interest and
  dividends of                                         $     342,433  $       6,061  $          --  $          --
                                                       =============  =============  =============  =============

----------
+    Effective February 23, 2004, Class II shares were redesignated to Class C shares
#    For the year November 1, 2003 through October 31, 2004
##   For the period October 1, 2003 through October 31, 2003

See Notes To Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                                    FOCUSED EQUITY STRATEGY              FOCUSED MULTI-ASSET
                                                           PORTFOLIO                      STRATEGY PORTFOLIO
                                               ---------------------------------  --------------------------------
                                                FOR THE YEAR     FOR THE PERIOD     FOR THE YEAR   FOR THE PERIOD
                                                    ENDED             ENDED             ENDED           ENDED
                                                 OCTOBER 31,       OCTOBER 31,       OCTOBER 31,     OCTOBER 31,
                                                    2004              2003#             2004            2003#
                                               -------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
  Net investment income (loss)                 $    (2,505,708)  $      (341,869) $       213,723  $      (222,174)
  Net realized gain (loss) on investments
    and foreign currencies                           2,126,377           317,538          574,308           33,242
  Net unrealized gain (loss) on investments
    and foreign currencies                           2,975,057        16,043,999       15,618,063       19,672,638
                                               ---------------   ---------------  ---------------  ---------------
Net increase (decrease) in net assets
  resulting from operations                          2,595,726        16,019,668       16,406,094       19,483,706
                                               ---------------   ---------------  ---------------  ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                           --            (2,323)        (280,124)          (4,235)
  Net investment income (Class B)                           --              (745)              --           (1,800)
  Net investment income (Class C)+                          --            (2,032)              --           (9,262)
  Net investment income (Class I)                           --                --               --               --
  Net investment income (Class X)                           --                --               --               --
  Net investment income (Class Z)                           --                --               --               --
  Net realized gain on investments (Class A)           (11,582                --           (5,158)              --
  Net realized gain on investments (Class B)            (7,138)               --           (3,400)              --
  Net realized gain on investments (Class C)+          (22,608)               --           (9,941)              --
  Net realized gain on investments (Class I)                --                --               --               --
  Net realized gain on investments (Class X)                --                --               --               --
  Net realized gain on investments (Class Z)                --                --               --               --
                                               ---------------   ---------------  ---------------  ---------------
  Total dividends and distributions paid to
    shareholders                                       (41,328)           (5,100)        (298,623)         (15,297)
                                               ---------------   ---------------  ---------------  ---------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                         344,837,872       161,368,962      313,245,923      192,902,446
                                               ---------------   ---------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            347,392,270       177,383,530      329,353,394      212,370,855

NET ASSETS:
Beginning of period                                177,383,530                --      212,370,855               --
                                               ---------------   ---------------  ---------------  ---------------
End of period*                                 $   524,775,800   $   177,383,530  $   541,724,249  $   212,370,855
                                               ===============   ===============  ===============  ===============
* Includes accumulated undistributed
   net investment income (loss)                $        (4,210)  $          (178) $       242,351  $           (73)
                                               ===============   ===============  ===============  ===============

                                                       FOCUSED BALANCED
                                                      STRATEGY PORTFOLIO
                                               ---------------------------------
                                                 FOR THE YEAR     FOR THE PERIOD
                                                     ENDED             ENDED
                                                  OCTOBER 31,       OCTOBER 31,
                                                     2004              2003#
                                               ---------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
  Net investment income (loss)                 $     2,042,428   $       (20,311)
  Net realized gain (loss) on investments
    and foreign currencies                           5,818,103           (34,221)
  Net unrealized gain (loss) on investments
    and foreign currencies                             242,663        15,023,582
                                               ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                          8,103,194        14,969,050
                                               ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                   (1,284,840)           (9,827)
  Net investment income (Class B)                     (321,864)           (2,430)
  Net investment income (Class C)+                    (600,182)           (6,875)
  Net investment income (Class I)                     (134,692)               --
  Net investment income (Class X)                           --                --
  Net investment income (Class Z)                           --                --
  Net realized gain on investments (Class A)            (2,613)               --
  Net realized gain on investments (Class B)            (2,093)               --
  Net realized gain on investments (Class C)+           (4,626)               --
  Net realized gain on investments (Class I)                --                --
  Net realized gain on investments (Class X)                --                --
  Net realized gain on investments (Class Z)                --                --
                                               ---------------   ---------------
  Total dividends and distributions paid to
    shareholders                                    (2,350,910)          (19,132)
                                               ---------------   ---------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                         240,391,148       190,242,452
                                               ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            246,143,432       205,192,370

NET ASSETS:
Beginning of period                                205,192,370                --
                                               ---------------   ---------------
End of period*                                 $   451,335,802   $   205,192,370
                                               ===============   ===============
* Includes accumulated undistributed
   net investment income (loss)                $       214,534   $           (32)
                                               ===============   ===============

----------
+    Effective February 23, 2004, Class II shares were redesignated to Class C shares
#    Commenced operations November 8, 2002

See Notes To Financial Statements

                                                      FOCUSED FIXED INCOME
                                                       AND EQUITY STRATEGY               FOCUSED FIXED INCOME
                                                           PORTFOLIO                      STRATEGY PORTFOLIO
                                               ---------------------------------  --------------------------------
                                                FOR THE YEAR     FOR THE PERIOD     FOR THE YEAR   FOR THE PERIOD
                                                    ENDED             ENDED             ENDED           ENDED
                                                 OCTOBER 31,       OCTOBER 31,       OCTOBER 31,     OCTOBER 31,
                                                    2004              2003#             2004            2003#
                                               -------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
  Net investment income (loss)                 $     1,620,133   $       290,757  $       888,109  $       338,448
  Net realized gain (loss) on investments
    and foreign currencies                           2,036,151            39,665          405,832          151,996
  Net unrealized gain (loss) on investments
    and foreign currencies                          (1,120,971)        2,477,673          335,623          148,412
                                               ---------------   ---------------  ---------------  ---------------
Net increase (decrease) in net assets
  resulting from operations                          2,535,313         2,808,095        1,629,564          638,856
                                               ---------------   ---------------  ---------------  ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                     (890,256)         (133,642)        (328,924)        (132,312)
  Net investment income (Class B)                     (276,292)          (35,495)        (234,806)         (64,248)
  Net investment income (Class C)+                    (574,788)          (71,489)        (506,771)        (137,414)
  Net investment income (Class I)                         (539)               --               --               --
  Net investment income (Class X)                           --                --               --               --
  Net investment income (Class Z)                           --                --               --               --
  Net realized gain on investments (Class A)           (18,478)               --          (66,667)              --
  Net realized gain on investments (Class B)            (8,110)               --          (55,320)              --
  Net realized gain on investments (Class C)+          (16,025)               --          (97,016)              --
  Net realized gain on investments (Class I)                --                --               --               --
  Net realized gain on investments (Class X)                --                --               --               --
  Net realized gain on investments (Class Z)                --                --               --               --
                                               ---------------   ---------------  ---------------  ---------------
  Total dividends and distributions paid to
    shareholders                                    (1,784,488)         (240,626)      (1,289,504)        (333,974)
                                               ---------------   ---------------  ---------------  ---------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                          28,774,372        57,301,111       12,497,926       24,665,234
                                               ---------------   ---------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             29,521,499        59,868,580       12,837,986       24,970,116

NET ASSETS:
Beginning of period                                 59,868,580                --       24,970,116               --
                                               ---------------   ---------------  ---------------  ---------------
End of period*                                 $    89,393,777   $    59,868,580  $    37,808,102  $    24,970,116
                                               ===============   ===============  ===============  ===============
* Includes accumulated undistributed
   net investment income (loss)                $       159,576   $        59,239  $       (40,873) $        10,188
                                               ===============   ===============  ===============  ===============

                                                    FOCUSED LARGE-CAP GROWTH
                                                           PORTFOLIO
                                               ---------------------------------
                                                 FOR THE YEAR      FOR THE YEAR
                                                     ENDED             ENDED
                                                  OCTOBER 31,       OCTOBER 31,
                                                     2004              2003
                                               ---------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
  Net investment income (loss)                 $   (22,286,763)  $   (15,528,630)
  Net realized gain (loss) on investments
    and foreign currencies                          71,126,863        18,532,334
  Net unrealized gain (loss) on investments
    and foreign currencies                        (154,070,146)      342,433,375
                                               ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                       (105,230,046)      345,437,079
                                               ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                           --                --
  Net investment income (Class B)                           --                --
  Net investment income (Class C)+                          --                --
  Net investment income (Class I)                           --                --
  Net investment income (Class X)                           --                --
  Net investment income (Class Z)                           --                --
  Net realized gain on investments (Class A)                --                --
  Net realized gain on investments (Class B)                --                --
  Net realized gain on investments (Class C)+               --                --
  Net realized gain on investments (Class I)                --                --
  Net realized gain on investments (Class X)                --                --
  Net realized gain on investments (Class Z)                --                --
                                               ---------------   ---------------
  Total dividends and distributions paid to
    shareholders                                            --                --
                                               ---------------   ---------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                         185,392,965       128,709,672
                                               ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             80,162,919       474,146,751

NET ASSETS:
Beginning of period                              1,629,204,337     1,155,057,586
                                               ---------------   ---------------
End of period*                                 $ 1,709,367,256   $ 1,629,204,337
                                               ===============   ===============
* Includes accumulated undistributed
   net investment income (loss)                $      (147,028)  $      (127,882)
                                               ===============   ===============

----------
+    Effective February 23, 2004, Class II shares were redesignated to Class C shares
#    Commenced operations November 8, 2002

See Notes To Financial Statements

                                                   FOCUSED MULTI-CAP GROWTH              FOCUSED 2000 GROWTH
                                                           PORTFOLIO                          PORTFOLIO
                                               ---------------------------------  --------------------------------
                                                FOR THE YEAR      FOR THE YEAR      FOR THE YEAR    FOR THE YEAR
                                                    ENDED             ENDED             ENDED           ENDED
                                                 OCTOBER 31,       OCTOBER 31,       OCTOBER 31,     OCTOBER 31,
                                                    2004              2003              2004            2003
                                               -------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
  Net investment income (loss)                 $    (5,044,713)  $    (4,171,610) $    (4,577,276) $    (1,767,468)
  Net realized gain (loss) on investments
    and foreign currencies                          35,145,270       (12,685,724)       6,289,287        2,618,307
  Net unrealized gain (loss) on investments
    and foreign currencies                         (11,016,806)       76,173,880        8,176,454       38,653,171
                                               ---------------   ---------------  ---------------  ---------------
Net increase (decrease) in net assets
  resulting from operations                         19,083,751        59,316,546        9,888,465       39,504,010
                                               ---------------   ---------------  ---------------  ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                           --                --               --               --
  Net investment income (Class B)                           --                --               --               --
  Net investment income (Class C)+                          --                --               --               --
  Net investment income (Class I)                           --                --               --               --
  Net investment income (Class X)                           --                --               --               --
  Net investment income (Class Z)                           --                --               --               --
  Net realized gain on investments (Class A)                --                --               --               --
  Net realized gain on investments (Class B)                --                --               --               --
  Net realized gain on investments (Class C)+               --                --               --               --
  Net realized gain on investments (Class I)                --                --               --               --
  Net realized gain on investments (Class X)                --                --               --               --
  Net realized gain on investments (Class Z)                --                --               --               --
                                               ---------------   ---------------  ---------------  ---------------
  Total dividends and distributions paid to
    shareholders                                            --                --               --               --
                                               ---------------   ---------------  ---------------  ---------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                           9,316,042         1,833,392      124,587,552       86,468,246
                                               ---------------   ---------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             28,399,793        61,149,938      134,476,017      125,972,256

NET ASSETS:
Beginning of period                                304,871,504       243,721,566      178,086,467       52,114,211
                                               ---------------   ---------------  ---------------  ---------------
End of period*                                 $   333,271,297   $   304,871,504  $   312,562,484  $   178,086,467
                                               ===============   ===============  ===============  ===============
* Includes accumulated undistributed
   net investment income (loss)                $       (50,446)  $       (36,209) $        (5,471) $        (2,551)
                                               ===============   ===============  ===============  ===============

                                                    FOCUSED LARGE-CAP VALUE
                                                            PORTFOLIO
                                               ---------------------------------
                                                 FOR THE YEAR      FOR THE YEAR
                                                     ENDED             ENDED
                                                  OCTOBER 31,       OCTOBER 31,
                                                     2004              2003
                                               ---------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
  Net investment income (loss)                 $     1,051,308   $       134,738
  Net realized gain (loss) on investments
    and foreign currencies                          11,052,195           645,607
  Net unrealized gain (loss) on investments
    and foreign currencies                          (1,109,016)       33,654,521
                                               ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                         10,994,487        34,434,866
                                               ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                     (293,906)               --
  Net investment income (Class B)                           --                --
  Net investment income (Class C)+                          --                --
  Net investment income (Class I)                           --                --
  Net investment income (Class X)                           --                --
  Net investment income (Class Z)                           --                --
  Net realized gain on investments (Class A)                --                --
  Net realized gain on investments (Class B)                --                --
  Net realized gain on investments (Class C)+               --                --
  Net realized gain on investments (Class I)                --                --
  Net realized gain on investments (Class X)                --                --
  Net realized gain on investments (Class Z)                --                --
                                               ---------------   ---------------
  Total dividends and distributions paid to
    shareholders                                      (293,906)               --
                                               ---------------   ---------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                         211,100,902       140,033,420
                                               ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            221,801,483       174,468,286

NET ASSETS:
Beginning of period                                267,068,179        92,599,893
                                               ---------------   ---------------
End of period*                                 $   488,869,662   $   267,068,179
                                               ===============   ===============
* Includes accumulated undistributed
  net investment income (loss)                 $       885,893   $       128,491
                                               ===============   ===============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes To Financial Statements

                                                    FOCUSED MULTI-CAP VALUE               FOCUSED 2000 VALUE
                                                           PORTFOLIO                          PORTFOLIO
                                               ---------------------------------  --------------------------------
                                                FOR THE YEAR      FOR THE YEAR      FOR THE YEAR    FOR THE YEAR
                                                    ENDED             ENDED             ENDED           ENDED
                                                 OCTOBER 31,       OCTOBER 31,       OCTOBER 31,     OCTOBER 31,
                                                    2004              2003              2004            2003
                                               -------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
  Net investment income (loss)                 $      (902,443)  $     2,812,508  $    (1,885,345) $    (1,013,159)
  Net realized gain (loss) on investments
    and foreign currencies                          27,399,502       (32,830,224)      63,955,423       (2,049,484)
  Net unrealized gain (loss) on investments
    and foreign currencies                          37,675,500       155,074,029        6,521,688       66,911,134
                                               ---------------   ---------------  ---------------  ---------------
Net increase (decrease) in net assets
  resulting from operations                         64,172,559       125,056,313       68,591,766       63,848,491
                                               ---------------   ---------------  ---------------  ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                   (1,329,223)               --               --               --
  Net investment income (Class B)                     (262,410)               --               --               --
  Net investment income (Class C)+                    (305,894)               --               --               --
  Net investment income (Class I)                     (145,227)               --               --               --
  Net investment income (Class X)                           --                --               --               --
  Net investment income (Class Z)                           --                --               --               --
  Net realized gain on investments (Class A)                --                --               --       (2,167,383)
  Net realized gain on investments (Class B)                --                --               --       (2,237,601)
  Net realized gain on investments (Class C)+               --                --               --       (2,595,342)
  Net realized gain on investments (Class I)                --                --               --               --
  Net realized gain on investments (Class X)                --                --               --               --
  Net realized gain on investments (Class Z)                --                --               --          (71,751)
                                               ---------------   ---------------  ---------------  ---------------
  Total dividends and distributions paid to
    shareholders                                    (2,042,754)               --               --       (7,072,077)
                                               ---------------   ---------------  ---------------  ---------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                         (50,074,227)      (55,363,574)     186,843,328       80,354,987
                                               ---------------   ---------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             12,055,578        69,692,739      255,435,094      137,131,401

NET ASSETS:
Beginning of period                                589,652,612       519,959,873      277,466,685      140,335,284
                                               ---------------   ---------------  ---------------  ---------------
End of period*                                 $   601,708,190   $   589,652,612  $   532,901,779  $   277,466,685
                                               ===============   ===============  ===============  ===============
* Includes accumulated undistributed
   net investment income (loss)                $       (19,495)  $     2,010,150  $       (16,376) $       (11,546)
                                               ===============   ===============  ===============  ===============

                                                   FOCUSED GROWTH AND INCOME
                                                           PORTFOLIO
                                               ---------------------------------
                                                 FOR THE YEAR      FOR THE YEAR
                                                     ENDED             ENDED
                                                  OCTOBER 31,       OCTOBER 31,
                                                     2004              2003
                                               ---------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
  Net investment income (loss)                 $    (2,701,758)  $    (2,599,645)
  Net realized gain (loss) on investments
    and foreign currencies                           8,071,100        (1,651,589)
  Net unrealized gain (loss) on investments
    and foreign currencies                          (3,713,187)       63,326,900
                                               ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                          1,656,155        59,075,666
                                               ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                           --                --
  Net investment income (Class B)                           --                --
  Net investment income (Class C)+                          --                --
  Net investment income (Class I)                           --                --
  Net investment income (Class X)                           --                --
  Net investment income (Class Z)                           --                --
  Net realized gain on investments (Class A)                --                --
  Net realized gain on investments (Class B)                --                --
  Net realized gain on investments (Class C)+               --                --
  Net realized gain on investments (Class I)                --                --
  Net realized gain on investments (Class X)                --                --
  Net realized gain on investments (Class Z)                --                --
                                               ---------------   ---------------
  Total dividends and distributions paid to
    shareholders                                            --                --
                                               ---------------   ---------------
Net increase (decrease) in net assets
  resulting from capital share transactions
  (Note 9)                                          48,094,697        90,884,940
                                               ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             49,750,852       149,960,606

NET ASSETS:
Beginning of period                                368,182,655       218,222,049
                                               ---------------   ---------------
End of period*                                 $   417,933,507   $   368,182,655
                                               ===============   ===============
* Includes accumulated undistributed
   net investment income (loss)                $       (24,330)  $       (18,403)
                                               ===============   ===============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes To Financial Statements

                                                             FOCUSED INTERNATIONAL EQUITY            FOCUSED TECHNOLOGY
                                                                      PORTFOLIO                           PORTFOLIO
                                                          ---------------------------------   ---------------------------------
                                                           FOR THE YEAR      FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                               ENDED             ENDED             ENDED             ENDED
                                                            OCTOBER 31,       OCTOBER 31,       OCTOBER 31,       OCTOBER 31,
                                                               2004              2003              2004              2003
                                                          ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
Net investment income (loss)                              $      (415,753)  $       (43,005)  $    (1,983,892)  $    (1,299,212)
  Net realized gain (loss) on investments and
    foreign currencies                                          8,895,702         1,077,183        21,386,520         3,295,264
  Net unrealized gain (loss) on investments and
    foreign currencies                                          4,861,312        11,084,943       (12,594,154)       33,528,396
                                                          ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
  from operations                                              13,341,261        12,119,121         6,808,474        35,524,448
                                                          ---------------   ---------------   ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                                      --                --                --                --
  Net investment income (Class B)                                      --                --                --                --
  Net investment income (Class C)+                                     --                --                --                --
  Net investment income (Class I)                                      --                --                --                --
  Net investment income (Class X)                                      --                --                --                --
  Net investment income (Class Z)                                      --                --                --                --
  Net realized gain on investments (Class A)                     (426,979)               --                --                --
  Net realized gain on investments (Class B)                      (44,930)               --                --                --
  Net realized gain on investments (Class C)+                    (103,380)               --                --                --
  Net realized gain on investments (Class I)                           --                --                --                --
  Net realized gain on investments (Class X)                           --                --                --                --
  Net realized gain on investments (Class Z)                           --                --                --                --
                                                          ---------------   ---------------   ---------------   ---------------
  Total dividends and distributions paid to shareholders         (575,289)               --                --                --
                                                          ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 9)                    104,455,254        43,834,368          (679,463)        1,574,035
                                                          ---------------   ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       117,221,226        55,953,489         6,129,011        37,098,483

NET ASSETS:
Beginning of period                                            88,625,458        32,671,969        86,186,536        49,088,053
                                                          ---------------   ---------------   ---------------   ---------------
End of period*                                            $   205,846,684   $    88,625,458   $    92,315,547   $    86,186,536
                                                          ===============   ===============   ===============   ===============
* Includes accumulated undistributed net investment
   income (loss)                                          $        (7,332)  $       (26,178)  $        (8,091)  $        (6,952)
                                                          ===============   ===============   ===============   ===============

----------
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares

See Notes To Financial Statements

                                                                       FOCUSED DIVIDEND STRATEGY
                                                                               PORTFOLIO#
                                                          ---------------------------------------------------
                                                           FOR THE YEAR       FOR THE ONE      FOR THE YEAR
                                                               ENDED          MONTH ENDED          ENDED
                                                            OCTOBER 31,       OCTOBER 31,      SEPTEMBER 30,
                                                               2004              2003              2003
                                                          ---------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS:
OPERATIONS:
  Net investment income (loss)                            $     3,013,901   $       255,170   $     1,954,367
  Net realized gain (loss) on investments and
    foreign currencies                                          9,133,762                --        (1,146,576)
  Net unrealized gain (loss) on investments and
    foreign currencies                                          6,198,207         8,226,258        10,231,551
                                                          ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
  from operations                                              18,345,870         8,481,428        11,039,342
                                                          ---------------   ---------------   ---------------
DIVIDENDS AND DISTRIBUTIONS PAID TO
 SHAREHOLDERS FROM:
  Net investment income (Class A)                              (1,156,426)               --          (801,768)
  Net investment income (Class B)                                (687,625)               --          (800,184)
  Net investment income (Class C)+                             (1,142,126)               --          (926,034)
  Net investment income (Class I)                                      --                --                --
  Net investment income (Class X)                                      --                --                --
  Net investment income (Class Z)                                      --                --                --
  Net realized gain on investments (Class A)                           --                --                --
  Net realized gain on investments (Class B)                           --                --                --
  Net realized gain on investments (Class C)+                          --                --                --
  Net realized gain on investments (Class I)                           --                --                --
  Net realized gain on investments (Class X)                           --                --                --
  Net realized gain on investments (Class Z)                           --                --                --
                                                          ---------------   ---------------   ---------------
  Total dividends and distributions paid to shareholders       (2,986,177)               --        (2,527,986)
                                                          ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
  from capital share transactions (Note 9)                     38,045,877         5,435,977       103,943,412
                                                          ---------------   ---------------   ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        53,405,570        13,917,405       112,454,768

NET ASSETS:
Beginning of period                                           175,983,469       162,066,064        49,611,296
                                                          ---------------   ---------------   ---------------
End of period*                                            $   229,389,039   $   175,983,469   $   162,066,064
                                                          ===============   ===============   ===============
* Includes accumulated undistributed net investment
   income (loss)                                          $       288,948   $       260,538   $         5,373
                                                          ===============   ===============   ===============

----------
+    Effective February 23, 2004, Class II shares were redesignated to Class C shares
#    See Note 2

See Notes To Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

FINANCIAL HIGHLIGHTS

                                              NET GAIN
                                               (LOSS)
                                             ON INVEST-               DIVIDENDS
                                    NET         MENTS       TOTAL       FROM       DISTRI-                   NET
                      NET ASSET   INVEST-      (BOTH         FROM        NET       BUTION                   ASSET
                        VALUE      MENT       REALIZED      INVEST-    INVEST-      FROM        TOTAL       VALUE
       PERIOD         BEGINNING   INCOME         AND         MENT       MENT       CAPITAL     DISTRI-      END OF     TOTAL
       ENDED          OF PERIOD  (LOSS)(1)   UNREALIZED)  OPERATIONS   INCOME       GAINS      BUTIONS      PERIOD   RETURN(2)
--------------------  ---------  ---------   -----------  ----------  ---------   ---------   ---------   ---------  ---------
FOCUSED EQUITY STRATEGY PORTFOLIO
                                                            CLASS A
11/08/02-10/31/03(5)  $   12.50  $   (0.03)  $      3.49  $     3.46  $   (0.02)  $      --   $   (0.02)  $   15.94    27.72%
10/31/04                  15.94      (0.03)         0.76        0.73         --       (0.00)      (0.00)      16.67     4.60
                                                            CLASS B
11/08/02-10/31/03(5)  $   12.50  $   (0.11)  $      3.46  $     3.35  $   (0.01)  $      --   $   (0.01)  $   15.84    26.81%
10/31/04                  15.84      (0.13)         0.75        0.62         --       (0.00)      (0.00)      16.46     3.93
                                                           CLASS C+
11/08/02-10/31/03(5)  $   12.50  $   (0.11)  $      3.45  $     3.34  $   (0.01)  $      --   $   (0.01)  $   15.83    26.73%
10/31/04                  15.83      (0.13)         0.76        0.63         --       (0.00)      (0.00)      16.46     4.00
                                                            CLASS I
02/23/04-10/31/04(6)  $   17.20  $   (0.03)  $     (0.50) $    (0.53) $      --   $      --   $      --   $   16.67    (3.08)%
------------------------------------------------------------------------------------------------------------------------------
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                                            CLASS A
11/08/02-10/31/03(5)  $   12.50  $    0.02   $      2.58  $     2.60  $   (0.03)  $      --   $   (0.03)  $   15.07    20.82%
10/31/04                  15.07       0.08          0.89        0.97      (0.05)      (0.00)      (0.05)      15.99     6.48
                                                            CLASS B
11/08/02-10/31/03(5)  $   12.50  $   (0.06)  $      2.57  $     2.51  $   (0.02)  $      --   $   (0.02)  $   14.99    20.07%
10/31/04                  14.99      (0.02)         0.89        0.87         --       (0.00)      (0.00)      15.86     5.81
                                                           CLASS C+
11/08/02-10/31/03(5)  $   12.50  $   (0.06)  $      2.57  $     2.51  $   (0.02)  $      --   $   (0.02)  $   14.99    20.07%
10/31/04                  14.99      (0.02)         0.89        0.87         --       (0.00)      (0.00)      15.86     5.81
------------------------------------------------------------------------------------------------------------------------------

                                                          RATIO OF
                         NET         RATIO OF          NET INVESTMENT
                       ASSETS        EXPENSES           INCOME (LOSS)
       PERIOD          END OF       TO AVERAGE         TO AVERAGE NET      PORTFOLIO
       ENDED           PERIOD    NET ASSETS(4)(7)       ASSETS(4)(7)       TURNOVER
--------------------  ---------  ----------------      --------------      ---------
FOCUSED EQUITY STRATEGY PORTFOLIO
                                       CLASS A
11/08/02-10/31/03(5)  $  50,347      0.25%(3)             (0.25)%(3)           7%
10/31/04                161,243      0.19                 (0.17)               2
                                       CLASS B
11/08/02-10/31/03(5)  $  30,942      0.90%(3)             (0.90)%(3)           7%
10/31/04                 94,156      0.85                 (0.83)               2
                                      CLASS C+
11/08/02-10/31/03(5)  $  96,094      0.90%(3)             (0.90)%(3)           7%
10/31/04                263,636      0.82                 (0.79)               2
                                       CLASS I
02/23/04-10/31/04(6)  $   5,741      0.15%(3)             (0.19)%(3)           2%
------------------------------------------------------------------------------------
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                                       CLASS A
11/08/02-10/31/03(5)  $  57,362      0.25%(3)              0.16%(3)            0%
10/31/04                161,187      0.20                  0.49                0
                                       CLASS B
11/08/02-10/31/03(5)  $  41,762      0.90%(3)             (0.50)%(3)           0%
10/31/04                 98,520      0.84                 (0.14)               0
                                      CLASS C+
11/08/02-10/31/03(5)  $ 113,247      0.90%(3)             (0.48)%(3)           0%
10/31/04                282,018      0.82                 (0.12)               0
------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                             10/31/03   10/31/04
                                             --------   --------
     Focused Equity Strategy A                 0.36%     (0.02)%
     Focused Equity Strategy B                 0.42      (0.02)
     Focused Equity Strategy C+                0.18       0.00
     Focused Equity Strategy I                   --       0.26
     Focused Multi-Asset Strategy A            0.25      (0.02)
     Focused Multi-Asset Strategy B            0.27      (0.02)
     Focused Multi-Asset Strategy C+           0.12       0.00

(5)  Commencement of Operations
(6)  Inception date of class.
(7) Does not include Underlying Fund expenses that the Portfolios bear indirectly.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                             NET GAIN
                                              (LOSS)
                                            ON INVEST-               DIVIDENDS
                                    NET        MENTS       TOTAL        FROM         DISTRI-                      NET
                      NET ASSET   INVEST-      (BOTH        FROM        NET          BUTION                      ASSET
                        VALUE      MENT      REALIZED      INVEST-    INVEST-         FROM        TOTAL          VALUE
       PERIOD         BEGINNING   INCOME        AND         MENT        MENT         CAPITAL     DISTRI-         END OF
       ENDED          OF PERIOD  (LOSS)(1)  UNREALIZED)  OPERATIONS    INCOME         GAINS      BUTIONS         PERIOD
--------------------  ---------  ---------  -----------  ----------  ---------      ---------   ---------      ---------
FOCUSED BALANCED STRATEGY PORTFOLIO
                                                         CLASS A
11/08/02-10/31/03(5)  $   12.50  $    0.05  $      2.41  $     2.46  $   (0.06)(6)  $      --   $   (0.06)(6)  $   14.90
10/31/04                  14.90       0.15         0.56        0.71      (0.20)         (0.00)      (0.20)         15.41
                                                         CLASS B
11/08/02-10/31/03(5)  $   12.50  $   (0.02) $      2.39  $     2.37  $   (0.03)(6)  $      --   $   (0.03)(6)  $   14.84
10/31/04                  14.84       0.05         0.56        0.61      (0.06)         (0.00)      (0.06)         15.39
                                                        CLASS C+
11/08/02-10/31/03(5)  $   12.50  $   (0.02) $      2.40  $     2.38  $   (0.03)(6)  $      --   $   (0.03)(6)  $   14.85
10/31/04                  14.85       0.06         0.56        0.62      (0.06)         (0.00)      (0.06)         15.41
                                                         CLASS I
02/23/04-10/31/04(7)  $   15.72  $    0.12  $     (0.32) $    (0.20) $   (0.11)     $      --   $   (0.11)     $   15.41
------------------------------------------------------------------------------------------------------------------------
FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                                         CLASS A
11/08/02-10/31/03(5)  $   12.50  $    0.20  $      1.23  $     1.43  $   (0.18)     $      --   $   (0.18)     $   13.75
10/31/04                  13.75       0.33         0.25        0.58      (0.36)         (0.01)      (0.37)         13.96
                                                         CLASS B
11/08/02-10/31/03(5)  $   12.50  $    0.12  $      1.23  $     1.35  $   (0.11)     $      --   $   (0.11)     $   13.74
10/31/04                  13.74       0.24         0.23        0.47      (0.26)         (0.01)      (0.27)         13.94
                                                        CLASS C+
11/08/02-10/31/03(5)  $   12.50  $    0.13  $      1.22  $     1.35  $   (0.11)     $      --   $   (0.11)     $   13.74
10/31/04                  13.74       0.24         0.24        0.48      (0.26)         (0.01)      (0.27)         13.95
                                                         CLASS I
07/06/04-10/31/04(7)  $   13.86  $    0.06  $      0.11  $     0.17  $   (0.07)     $      --   $   (0.07)     $   13.96
------------------------------------------------------------------------------------------------------------------------
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                                         CLASS A
11/08/02-10/31/03(5)  $   12.50  $    0.30  $      0.46  $     0.76  $   (0.30)     $      --   $   (0.30)     $   12.96
10/31/04                  12.96       0.42         0.25        0.67       0.50          (0.11)       0.61          13.02
                                                         CLASS B
11/08/02-10/31/03(5)  $   12.50  $    0.23  $      0.46  $     0.69  $   (0.23)     $      --   $   (0.23)     $   12.96
10/31/04                  12.96       0.33         0.25        0.58       0.42          (0.11)       0.53          13.01
                                                        CLASS C+
11/08/02-10/31/03(5)  $   12.50  $    0.22  $      0.47  $     0.69  $   (0.23)     $      --   $   (0.23)     $   12.96
10/31/04                  12.96       0.31         0.27        0.58       0.43          (0.11)       0.54          13.00
------------------------------------------------------------------------------------------------------------------------

                                                                      RATIO OF
                                     NET         RATIO OF          NET INVESTMENT
                                   ASSETS        EXPENSES           INCOME (LOSS)
       PERIOD           TOTAL      END OF       TO AVERAGE         TO AVERAGE NET      PORTFOLIO
       ENDED          RETURN(2)    PERIOD    NET ASSETS(4)(8)       ASSETS(4)(8)       TURNOVER
--------------------  ---------   ---------  ----------------      --------------      ---------
FOCUSED BALANCED STRATEGY PORTFOLIO
                                             CLASS A
11/08/02-10/31/03(5)    19.75%    $  54,459      0.25%(3)              0.43%(3)            2%
10/31/04                 4.78       130,851      0.20                  0.99                9
                                             CLASS B
11/08/02-10/31/03(5)    18.98%    $  48,183      0.90%(3)             (0.20)%(3)           2%
10/31/04                 4.09       108,591      0.85                  0.33                9
                                            CLASS C+
11/08/02-10/31/03(5)    19.06%    $ 102,550      0.90%(3)              0.19%(3)            2%
10/31/04                 4.16       198,590      0.84                  0.38                9
                                             CLASS I
02/23/04-10/31/04(7)    (1.26)%   $  13,304      0.15%(3)              0.75%(3)            9%
------------------------------------------------------------------------------------------------
FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                                             CLASS A
11/08/02-10/31/03(5)    11.57%    $  26,426      0.25%(3)              1.64%(3)            6%
10/31/04                 4.22        38,251      0.22                  2.40               17
                                             CLASS B
11/08/02-10/31/03(5)    10.88%    $  11,562      0.90%(3)              1.02%(3)            6%
10/31/04                 3.44        16,053      0.90                  1.70               17
                                            CLASS C+
11/08/02-10/31/03(5)    10.88%    $  21,880      0.90%(3)              1.08%(3)            6%
10/31/04                 3.51        34,981      0.88                  1.73               17
                                             CLASS I
07/06/04-10/31/04(7)     1.26%    $     101      0.15%(3)              1.03%(3)           17%
------------------------------------------------------------------------------------------------
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                                             CLASS A
11/08/02-10/31/03(5)     6.35%    $   8,400      0.25%(3)              2.52%(3)           66%
10/31/04                 5.29         8,921      0.25                  3.27               55
                                             CLASS B
11/08/02-10/31/03(5)     5.69%    $   6,033      0.90%(3)              1.94%(3)           66%
10/31/04                 4.61         8,157      0.90                  2.62               55
                                            CLASS C+
11/08/02-10/31/03(5)     5.69%    $  10,537      0.90%(3)              1.89%(3)           66%
10/31/04                 4.55        20,730      0.90                  2.51               55
------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                                        10/31/03    10/31/04
                                                        --------    --------
     Focused Balanced Strategy A                          0.21%      (0.03)%
     Focused Balanced Strategy B                          0.18       (0.02)
     Focused Balanced Strategy C+                         0.09        0.00
     Focused Balanced Strategy I                            --        0.11
     Focused Fixed Income and Equity Strategy A           0.53       (0.02)
     Focused Fixed Income and Equity Strategy B           0.71       (0.02)
     Focused Fixed Income and Equity Strategy C+          0.52        0.01
     Focused Fixed Income and Equity Strategy I             --       13.99
     Focused Fixed Income Strategy A                      0.90        0.14
     Focused Fixed Income Strategy B                      1.00        0.14
     Focused Fixed Income Strategy C+                     0.60        0.08

(5)  Commencement of Operations
(6)  Includes a tax return of capital of less than $.01 per share
(7)  Inception date of class.
(8) Does not include Underlying Fund expenses that the Portfolios bear indirectly.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                             NET GAIN
                                              (LOSS)
                                             ON INVEST-               DIVIDENDS
                                    NET        MENTS        TOTAL       FROM       DISTRI-                    NET
                      NET ASSET   INVEST-      (BOTH        FROM         NET       BUTION                    ASSET
                        VALUE      MENT      REALIZED      INVEST-     INVEST-      FROM        TOTAL        VALUE
       PERIOD         BEGINNING   INCOME        AND         MENT        MENT       CAPITAL     DISTRI-       END OF
       ENDED          OF PERIOD  (LOSS)(1)  UNREALIZED)  OPERATIONS    INCOME       GAINS      BUTIONS       PERIOD
--------------------  ---------  ---------  -----------  ----------  ---------    ---------   ---------    ---------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                                       CLASS A
10/31/00              $   19.23  $   (0.19) $      2.54  $     2.35  $      --    $   (0.09)  $   (0.09)   $   21.49
10/31/01                  21.49      (0.11)       (6.16)      (6.27)        --        (0.59)      (0.59)       14.63
10/31/02                  14.63      (0.11)       (1.71)      (1.82)        --           --          --        12.81
10/31/03                  12.81      (0.12)        3.97        3.85         --           --          --        16.66
10/31/04                  16.66      (0.15)       (0.67)      (0.82)        --           --          --        15.84
                                                       CLASS B
10/31/00              $   19.05  $   (0.34) $      2.52  $     2.18  $      --    $   (0.09)  $   (0.09)   $   21.14
10/31/01                  21.14      (0.22)       (6.04)      (6.26)        --        (0.59)      (0.59)       14.29
10/31/02                  14.29      (0.20)       (1.65)      (1.85)        --           --          --        12.44
10/31/03                  12.44      (0.20)        3.83        3.63         --           --          --        16.07
10/31/04                  16.07      (0.25)       (0.63)      (0.88)        --           --          --        15.19
                                                      CLASS C+
10/31/00              $   19.05  $   (0.35) $      2.53  $     2.18  $      --    $   (0.09)  $   (0.09)   $   21.14
10/31/01                  21.14      (0.22)       (6.04)      (6.26)        --        (0.59)      (0.59)       14.29
10/31/02                  14.29      (0.20)       (1.65)      (1.85)        --           --          --        12.44
10/31/03                  12.44      (0.20)        3.83        3.63         --           --          --        16.07
10/31/04                  16.07      (0.25)       (0.63)      (0.88)        --           --          --        15.19
                                                       CLASS Z
10/31/00              $   19.27  $   (0.09) $      2.53  $     2.44  $      --    $   (0.09)  $   (0.09)   $   21.62
10/31/01                  21.62      (0.07)       (6.20)      (6.27)        --        (0.59)      (0.59)       14.76
10/31/02                  14.76      (0.05)       (1.74)      (1.79)        --           --          --        12.97
10/31/03                  12.97      (0.03)        4.01        3.98         --           --          --        16.95
10/31/04                  16.95      (0.05)       (0.68)      (0.73)        --           --          --        16.22

                                                                      RATIO OF
                                     NET         RATIO OF          NET INVESTMENT
                                   ASSETS        EXPENSES           INCOME (LOSS)
       PERIOD           TOTAL      END OF       TO AVERAGE         TO AVERAGE NET      PORTFOLIO
       ENDED          RETURN(2)    PERIOD       NET ASSETS             ASSETS          TURNOVER
--------------------  ---------   ---------  ----------------      --------------      ---------
FOCUSED LARGE-CAP GROWTH PORTFOLIO
                                             CLASS A
10/31/00                12.23%    $ 401,754      1.54%(3)             (0.81)%(3)          228%
10/31/01               (29.87)      284,538      1.56                 (0.66)              178
10/31/02               (12.44)      273,034      1.57(4)              (0.81)(4)           166
10/31/03                30.05       514,908      1.58(4)              (0.83)(4)            81
10/31/04                (4.92)      719,460      1.58(4)              (0.93)(4)           110
                                             CLASS B
10/31/00                11.45%    $ 641,205      2.19%(3)             (1.46)%(3)          228%
10/31/01               (30.33)      475,315      2.21                 (1.31)              178
10/31/02               (12.95)      414,904      2.21(4)              (1.45)(4)           166
10/31/03                29.18       502,311      2.22(4)              (1.47)(4)            81
10/31/04                (5.48)      425,461      2.23(4)              (1.59)(4)           110
                                            CLASS C+
10/31/00                11.45%    $ 793,146      2.20%(3)             (1.46)%(3)          228%
10/31/01               (30.33)      544,620      2.21                 (1.30)              178
10/31/02               (12.95)      458,335      2.21(4)              (1.45)(4)           166
10/31/03                29.18       539,786      2.21(4)              (1.45)(4)            81
10/31/04                (5.48)      489,636      2.22(4)              (1.59)(4)           110
                                             CLASS Z
10/31/00                12.67%    $  12,523      1.12%(3)             (0.38)%(3)          228%
10/31/01               (29.68)        9,321      1.27                 (0.38)              178
10/31/02               (12.13)        8,785      1.21(4)              (0.45)(4)           166
10/31/03                30.69        72,196      0.98(4)              (0.22)(4)            81
10/31/04                (4.31)       74,811      1.00(4)              (0.37)(4)           110
------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                                10/31/00
                                                --------
     Focused Large-Cap Growth A                   0.05%
     Focused Large-Cap Growth B                   0.04
     Focused Large-Cap Growth C+                  0.04
     Focused Large-Cap Growth Z                   0.13

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                       10/31/02  10/31/03  10/31/04
                                       --------  --------  --------
     Focused Large-Cap Growth A          0.09%     0.03%     0.05%
     Focused Large-Cap Growth B          0.09      0.03      0.05
     Focused Large-Cap Growth C+         0.09      0.03      0.05
     Focused Large-Cap Growth Z          0.09      0.03      0.05

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                             NET GAIN
                                              (LOSS)
                                             ON INVEST-              DIVIDENDS
                                    NET        MENTS        TOTAL      FROM       DISTRI-                   NET
                      NET ASSET   INVEST-      (BOTH        FROM        NET       BUTION                   ASSET
                        VALUE      MENT      REALIZED      INVEST-    INVEST-      FROM        TOTAL       VALUE
       PERIOD         BEGINNING   INCOME        AND         MENT       MENT       CAPITAL     DISTRI-      END OF     TOTAL
       ENDED          OF PERIOD  (LOSS)(1)  UNREALIZED)  OPERATIONS   INCOME       GAINS      BUTIONS      PERIOD   RETURN(2)
--------------------  ---------  ---------  -----------  ----------  ---------   ---------   ---------   ---------  ---------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                                           CLASS A
10/31/00              $   26.13  $   (0.35) $      8.65  $     8.30  $      --   $   (3.24)  $   (3.24)  $   31.19    32.77%
10/31/01                  31.19      (0.15)      (11.07)     (11.22)        --       (5.04)      (5.04)      14.93   (41.40)
10/31/02                  14.93      (0.16)       (1.42)      (1.58)        --          --          --       13.35   (10.58)
10/31/03                  13.35      (0.18)        3.69        3.51         --          --          --       16.86    26.29
10/31/04                  16.86      (0.21)        1.33        1.12         --          --          --       17.98     6.64
                                                           CLASS B
10/31/00              $   25.61  $   (0.56) $      8.50  $     7.94  $      --   $   (3.24)  $   (3.24)  $   30.31    31.95%
10/31/01                  30.31      (0.27)      (10.67)     (10.94)        --       (5.04)      (5.04)      14.33   (41.73)
10/31/02                  14.33      (0.25)       (1.36)      (1.61)        --          --          --       12.72   (11.24)
10/31/03                  12.72      (0.26)        3.50        3.24         --          --          --       15.96    25.47
10/31/04                  15.96      (0.32)        1.27        0.95         --          --          --       16.91     5.95
                                                          CLASS C+
10/31/00              $   25.60  $   (0.56) $      8.51  $     7.95  $      --   $   (3.24)  $   (3.24)  $   30.31    32.01%
10/31/01                  30.31      (0.27)      (10.68)     (10.95)        --       (5.04)      (5.04)      14.32   (41.77)
10/31/02                  14.32      (0.24)       (1.36)      (1.60)        --          --          --       12.72   (11.17)
10/31/03                  12.72      (0.26)        3.50        3.24         --          --          --       15.96    25.47
10/31/04                  15.96      (0.31)        1.26        0.95         --          --          --       16.91     5.95
                                                           CLASS X
8/01/02-10/31/02(6)   $   13.55  $   (0.10) $     (0.10) $    (0.20) $      --   $      --   $      --   $   13.35    (1.48)%
10/31/03                  13.35      (0.15)        3.70        3.55         --          --          --       16.90    26.59
10/31/04                  16.90      (0.17)        1.33        1.16         --          --          --       18.06     6.86
-----------------------------------------------------------------------------------------------------------------------------

                                                          RATIO OF
                         NET         RATIO OF          NET INVESTMENT
                       ASSETS        EXPENSES           INCOME (LOSS)
       PERIOD          END OF       TO AVERAGE         TO AVERAGE NET        PORTFOLIO
       ENDED           PERIOD       NET ASSETS             ASSETS            TURNOVER
--------------------  ---------  ----------------      --------------        ---------
FOCUSED MULTI-CAP GROWTH PORTFOLIO
                                        CLASS A
10/31/00              $ 162,801       1.78%               (1.07)%               134%
10/31/01                 77,975       1.78                (0.77)                176
10/31/02                 85,244       1.76(5)             (1.08)(5)             211
10/31/03                127,425       1.72(5)             (1.30)(5)             100
10/31/04                188,725       1.72(5)             (1.24)(5)             128
                                        CLASS B
10/31/00              $ 217,963       2.43%               (1.72)%               134%
10/31/01                114,228       2.43                (1.43)                176
10/31/02                118,177       2.41(5)             (1.74)(5)             211
10/31/03                130,904       2.37(5)             (1.94)(5)             100
10/31/04                 96,978       2.37(5)             (1.91)(5)             128
                                       CLASS C+
10/31/00              $  71,127       2.43%               (1.70)%               134%
10/31/01                 34,567       2.43                (1.43)                176
10/31/02                 38,884       2.41(5)             (1.74)(5)             211
10/31/03                 45,985       2.37(5)             (1.94)(5)             100
10/31/04                 46,693       2.37(5)             (1.90)(5)             128
                                        CLASS X
8/01/02-10/31/02(6)   $     169       1.47%(3)(5)         (0.80)%(3)(5)         211%
10/31/03                    557       1.47(5)             (1.08)(5)             100
10/31/04                    874       1.47(5)             (0.99)(5)             128
--------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                         10/31/00   10/31/01   10/31/02    10/31/03    10/31/04
                                         --------   --------   --------    --------    --------
     Focused Multi-Cap Growth A             --%       0.01%     0.05%        0.12%       0.06%
     Focused Multi-Cap Growth B             --          --      0.01         0.10        0.07
     Focused Multi-Cap Growth C+            --        0.02      0.05         0.12        0.07
     Focused Multi-Cap Growth X             --          --      6.36(3)     (0.02)       0.69

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                         10/31/02   10/31/03   10/31/04
                                         --------   --------   --------
     Focused Multi-Cap Growth A            0.03%       --%       0.01%
     Focused Multi-Cap Growth B            0.03        --        0.01
     Focused Multi-Cap Growth C+           0.03        --        0.01
     Focused Multi-Cap Growth X              --        --        0.01

(6)  Inception date of class
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                              NET GAIN
                                               (LOSS)
                                              ON INVEST-                DIVIDENDS
                                    NET         MENTS         TOTAL       FROM      DISTRI-                   NET
                      NET ASSET   INVEST-       (BOTH         FROM         NET      BUTION                   ASSET
                        VALUE      MENT       REALIZED       INVEST-     INVEST-     FROM        TOTAL       VALUE
       PERIOD         BEGINNING   INCOME         AND          MENT        MENT      CAPITAL     DISTRI-      END OF     TOTAL
       ENDED          OF PERIOD  (LOSS)(1)   UNREALIZED)   OPERATIONS    INCOME      GAINS      BUTIONS      PERIOD   RETURN(2)
--------------------  ---------  ---------   -----------   ----------   ---------  ---------   ---------   ---------  ---------
FOCUSED 2000 GROWTH PORTFOLIO
                                                            CLASS A
10/31/00              $   12.81  $   (0.12)  $      5.66   $     5.54   $      --  $   (1.08)  $   (1.08)  $   17.27    43.62%
10/31/01                  17.27      (0.14)        (5.65)       (5.79)         --      (0.01)      (0.01)      11.47   (33.56)
10/31/02                  11.47      (0.15)        (1.11)       (1.26)         --         --          --       10.21   (10.99)
10/31/03                  10.21      (0.18)         4.91         4.73          --         --          --       14.94    46.33
10/31/04                  14.94      (0.22)         0.96         0.74          --         --          --       15.68     4.95
                                                            CLASS B
10/31/00              $   12.57  $   (0.24)  $      5.55   $     5.31   $      --  $   (1.08)  $   (1.08)  $   16.80    42.62%
10/31/01                  16.80      (0.22)        (5.46)       (5.68)         --      (0.01)      (0.01)      11.11   (33.84)
10/31/02                  11.11      (0.23)        (1.05)       (1.28)         --         --          --        9.83   (11.52)
10/31/03                   9.83      (0.25)         4.72         4.47          --         --          --       14.30    45.47
10/31/04                  14.30      (0.31)         0.92         0.61          --         --          --       14.91     4.27
                                                            CLASS C+
10/31/00              $   12.57  $   (0.29)  $      5.59   $     5.30   $      --  $   (1.08)  $   (1.08)  $   16.79    42.54%
10/31/01                  16.79      (0.22)        (5.45)       (5.67)         --      (0.01)      (0.01)      11.11   (33.80)
10/31/02                  11.11      (0.20)        (1.10)       (1.30)         --         --          --        9.81   (11.70)
10/31/03                   9.81      (0.25)         4.70         4.45          --         --          --       14.26    45.36
10/31/04                  14.26      (0.31)         0.92         0.61          --         --          --       14.87     4.28
                                                            CLASS I
7/10/00-10/31/00(6)   $   19.82  $   (0.07)  $     (1.42)  $    (1.49)  $      --  $   (1.00)  $   (1.00)  $   17.33    (7.34)%
10/31/01                  17.33      (0.13)        (5.64)       (5.77)         --      (0.01)      (0.01)      11.55   (33.33)
10/31/02                  11.55      (0.16)        (1.09)       (1.25)         --         --          --       10.30   (10.82)
10/31/03                  10.30      (0.17)         4.96         4.79          --         --          --       15.09    46.50
10/31/04                  15.09      (0.22)         0.98         0.76          --         --          --       15.85     5.04
-------------------------------------------------------------------------------------------------------------------------------

                                                          RATIO OF
                         NET         RATIO OF          NET INVESTMENT
                       ASSETS        EXPENSES           INCOME (LOSS)
       PERIOD          END OF       TO AVERAGE         TO AVERAGE NET      PORTFOLIO
       ENDED           PERIOD      NET ASSETS(4)          ASSETS(4)        TURNOVER
--------------------  ---------  ----------------      --------------      ---------
FOCUSED 2000 GROWTH PORTFOLIO
                                       CLASS A
10/31/00              $   6,795     1.35%                 (0.66)%             222%
10/31/01                  4,512     1.47                  (1.04)               91
10/31/02                 10,856     1.74(5)               (1.44)(5)           150
10/31/03                 89,176     1.72(5)               (1.57)(5)            68
10/31/04                203,813     1.72(5)               (1.51)(5)           101
                                       CLASS B
10/31/00              $  14,554     2.00%                 (1.31)%             222%
10/31/01                 11,158     2.11                  (1.69)               91
10/31/02                 14,375     2.40(5)               (2.10)(5)           150
10/31/03                 28,899     2.37(5)               (2.21)(5)            68
10/31/04                 35,101     2.37(5)               (2.16)(5)           101
                                      CLASS C+
10/31/00              $   3,337     2.21%                 (1.56)%             222%
10/31/01                  2,119     2.11                  (1.67)               91
10/31/02                 22,029     2.39(5)               (2.08)(5)           150
10/31/03                 51,886     2.37(5)               (2.22)(5)            68
10/31/04                 67,004     2.37(5)               (2.16)(5)           101
                                       CLASS I
7/10/00-10/31/00(6)   $  14,154     1.11%(3)              (0.37)%(3)          222%
10/31/01                 11,581     1.37                  (0.94)               91
10/31/02                  4,854     1.64(5)               (1.35)(5)           150
10/31/03                  8,126     1.62(5)               (1.46)(5)            68
10/31/04                  6,645     1.62(5)               (1.41)(5)           101
------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                    10/31/00   10/31/01   10/31/02   10/31/03   10/31/04
                                    --------   --------   --------   --------   --------
     Focused 2000 Growth A           0.75%       1.34%      0.70%      0.18%      0.04%
     Focused 2000 Growth B           0.75        1.35       0.72       0.28       0.09
     Focused 2000 Growth C+          0.96        1.34       0.59       0.17       0.05
     Focused 2000 Growth I           0.58(3)     1.34       0.67       0.30       0.05

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

                                    10/31/02   10/31/03   10/31/04
                                    --------   --------   --------
     Focused 2000 Growth A            0.07%      0.02%      0.02%
     Focused 2000 Growth B            0.08       0.03       0.02
     Focused 2000 Growth C+           0.05       0.03       0.02
     Focused 2000 Growth I            0.07       0.03       0.02

(6)  Inception date of class.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                             NET GAIN
                                              (LOSS)
                                             ON INVEST-               DIVIDENDS
                                    NET        MENTS        TOTAL       FROM       DISTRI-                   NET
                      NET ASSET   INVEST-      (BOTH        FROM         NET       BUTION                   ASSET
                        VALUE      MENT      REALIZED      INVEST-     INVEST-      FROM        TOTAL       VALUE
       PERIOD         BEGINNING   INCOME        AND         MENT        MENT       CAPITAL     DISTRI-      END OF     TOTAL
       ENDED          OF PERIOD  (LOSS)(1)  UNREALIZED)  OPERATIONS    INCOME       GAINS      BUTIONS      PERIOD   RETURN(2)
--------------------  ---------  ---------  -----------  ----------  ---------    ---------   ---------   ---------  ---------
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                                            CLASS A
10/31/00              $   14.05  $    0.11  $      1.86  $     1.97  $      --    $   (0.32)  $   (0.32)  $   15.70   14.36%
10/31/01                  15.70      (0.03)       (1.92)      (1.95)     (0.12)       (0.57)      (0.69)      13.06  (12.91)
10/31/02                  13.06       0.04        (1.99)      (1.95)        --           --          --       11.11  (14.93)
10/31/03                  11.11       0.04         2.87        2.91         --           --          --       14.02   26.19
10/31/04                  14.02       0.06         0.67        0.73      (0.02)          --       (0.02)      14.73    5.21(6)
                                                            CLASS B
10/31/00              $   13.87  $    0.02  $      1.81  $     1.83  $      --    $   (0.32)  $   (0.32)  $   15.38   13.52%
10/31/01                  15.38      (0.12)       (1.87)      (1.99)     (0.01)       (0.57)      (0.58)      12.81  (13.42)
10/31/02                  12.81      (0.04)       (1.94)      (1.98)        --           --          --       10.83  (15.46)
10/31/03                  10.83      (0.04)        2.79        2.75         --           --          --       13.58   25.39
10/31/04                  13.58      (0.04)        0.65        0.61         --           --          --       14.19    4.49(6)
                                                           CLASS C+
10/31/00              $   13.87  $    0.02  $      1.82  $     1.84  $      --    $   (0.32)  $   (0.32)  $   15.39   13.59%
10/31/01                  15.39      (0.13)       (1.86)      (1.99)     (0.01)       (0.57)      (0.58)      12.82  (13.41)
10/31/02                  12.82      (0.03)       (1.94)      (1.97)        --           --          --       10.85  (15.37)
10/31/03                  10.85      (0.04)        2.79        2.75         --           --          --       13.60   25.35
10/31/04                  13.60      (0.04)        0.65        0.61         --           --          --       14.21    4.49(6)
------------------------------------------------------------------------------------------------------------------------------

                                                          RATIO OF
                         NET         RATIO OF          NET INVESTMENT
                        ASSETS       EXPENSES           INCOME (LOSS)
       PERIOD           END OF      TO AVERAGE         TO AVERAGE NET      PORTFOLIO
       ENDED            PERIOD     NET ASSETS(3)          ASSETS(3)        TURNOVER
--------------------  ---------  ----------------      --------------      ---------
FOCUSED LARGE-CAP VALUE PORTFOLIO
                                       CLASS A
10/31/00              $  19,500      1.78%(4)               0.76%(4)           96%
10/31/01                 23,418      1.78                  (0.21)              63
10/31/02                 26,269      1.76(5)                0.12(5)           161
10/31/03                168,245      1.72(5)                0.30(5)            69
10/31/04                368,353      1.72(5)                0.44(5)            47
                                       CLASS B
10/31/00              $  34,140      2.43%(4)               0.13%(4)           96%
10/31/01                 36,816      2.43                  (0.86)              63
10/31/02                 32,261      2.41(5)               (0.57)(5)          161
10/31/03                 41,887      2.37(5)               (0.35)(5)           69
10/31/04                 44,263      2.37(5)               (0.24)(5)           47
                                      CLASS C+
10/31/00              $  19,717      2.43%(4)               0.12%(4)           96%
10/31/01                 24,958      2.43                  (0.86)              63
10/31/02                 33,297      2.40(5)               (0.50)(5)          161
10/31/03                 56,935      2.37(5)               (0.35)(5)           69
10/31/04                 76,253      2.37(5)               (0.23)(5)           47
------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                             10/31/00   10/31/01   10/31/02   10/31/03   10/31/04
                                             --------   --------   --------   --------   --------
     Focused Large-Cap Value A                 0.20%      0.09%      0.16%      0.09%     (0.02)%
     Focused Large-Cap Value B                 0.17       0.04       0.15       0.11       0.01
     Focused Large-Cap Value C+                0.25       0.09       0.15       0.08       0.01

(4) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

                                             10/31/02   10/31/03
                                             --------   --------
     Focused Large-Cap Value A                  0.22%     0.11%
     Focused Large-Cap Value B                  0.23      0.15
     Focused Large-Cap Value C+                 0.21      0.14

(6) Total return for each class was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note
     4)
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                              NET GAIN
                                               (LOSS)
                                              ON INVEST-                DIVIDENDS
                                    NET         MENTS         TOTAL       FROM       DISTRI-                   NET
                      NET ASSET   INVEST-       (BOTH         FROM         NET       BUTION                   ASSET
                        VALUE      MENT       REALIZED       INVEST-     INVEST-      FROM        TOTAL       VALUE
       PERIOD         BEGINNING   INCOME         AND          MENT        MENT       CAPITAL     DISTRI-      END OF      TOTAL
       ENDED          OF PERIOD  (LOSS)(1)   UNREALIZED)   OPERATIONS    INCOME       GAINS      BUTIONS      PERIOD    RETURN(2)
--------------------  ---------  ---------   -----------   ----------  ---------    ---------   ---------   ---------   ---------
FOCUSED MULTI-CAP VALUE PORTFOLIO
                                                             CLASS A
1/01/99-10/31/00(6)   $   12.50  $    0.03   $      3.73   $     3.76   $      --   $      --   $      --   $   16.26     30.08%
10/31/01                  16.26       0.02          1.10         1.12          --       (0.71)      (0.71)      16.67      6.95
10/31/02                  16.67      (0.01)        (2.73)       (2.74)         --       (0.50)      (0.50)      13.43    (17.09)
10/31/03                  13.43       0.16          3.51         3.67          --          --          --       17.10     27.33
10/31/04                  17.10       0.05          1.91         1.96       (0.14)         --       (0.14)      18.92     11.49
                                                             CLASS B
1/01/99-10/31/00(6)   $   12.50  $   (0.07)  $      3.73   $     3.66   $      --   $      --   $      --   $   16.16     29.28%
10/31/01                  16.16      (0.09)         1.11         1.02          --       (0.71)      (0.71)      16.47      6.35
10/31/02                  16.47      (0.11)        (2.69)       (2.80)         --       (0.50)      (0.50)      13.17    (17.67)
10/31/03                  13.17       0.05          3.45         3.50          --          --          --       16.67     26.58
10/31/04                  16.67      (0.06)         1.84         1.78       (0.02)         --       (0.02)      18.43     10.71
                                                             CLASS C+
1/01/99-10/31/00(6)   $   12.50  $   (0.08)  $      3.74   $     3.66   $      --   $      --   $      --   $   16.16     29.28%
10/31/01                  16.16      (0.09)         1.10         1.01          --       (0.71)      (0.71)      16.46      6.29
10/31/02                  16.46      (0.11)        (2.69)       (2.80)         --       (0.50)      (0.50)      13.16    (17.68)
10/31/03                  13.16       0.04          3.46         3.50          --          --          --       16.66     26.60
10/31/04                  16.66      (0.06)         1.84         1.78       (0.02)         --       (0.02)      18.42     10.71
---------------------------------------------------------------------------------------------------------------------------------

                                                              RATIO OF
                         NET          RATIO OF             NET INVESTMENT
                       ASSETS         EXPENSES              INCOME (LOSS)
       PERIOD          END OF        TO AVERAGE            TO AVERAGE NET          PORTFOLIO
       ENDED           PERIOD       NET ASSETS(4)             ASSETS(4)            TURNOVER
--------------------  ---------   ----------------         --------------          ---------
FOCUSED MULTI-CAP VALUE PORTFOLIO
                                           CLASS A
1/01/99-10/31/00(6)   $  40,755       1.55%(3)(5)             0.19%(3)(5)            220%
10/31/01                136,063       1.56                    0.13                   245
10/31/02                128,255       1.62                   (0.07)                  127
10/31/03                162,492       1.72                    1.08                   184
10/31/04                205,956       1.72                    0.29                   133
                                           CLASS B
1/01/99-10/31/00(6)   $  33,418       2.20%(3)(5)            (0.52)%(3)(5)           220%
10/31/01                190,304       2.20                   (0.51)                  245
10/31/02                169,875       2.26                   (0.72)                  127
10/31/03                189,432       2.37                    0.33                   184
10/31/04                183,754       2.37                   (0.36)                  133
                                          CLASS C+
1/01/99-10/31/00(6)   $  73,484       2.20%(3)(5)            (0.53)%(3)(5)           220%
10/31/01                213,088       2.20                   (0.52)                  245
10/31/02                209,029       2.27                   (0.72)                  127
10/31/03                220,776       2.37                    0.31                   184
10/31/04                211,999       2.37                   (0.36)                  133
--------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                             10/31/00   10/31/01   10/31/02   10/31/03   10/31/04
                                             --------   --------   --------   --------   --------
     Focused Multi-Cap Value A                 0.50%      0.19%      0.11%      0.03%      0.04%
     Focused Multi-Cap Value B                 0.59       0.20       0.11       0.02       0.04
     Focused Multi-Cap Value C+                0.59       0.18       0.11       0.01       0.03

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(6)  Commencement of operations
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                              NET GAIN
                                               (LOSS)
                                              ON INVEST-                DIVIDENDS
                                    NET         MENTS         TOTAL        FROM     DISTRI-                       NET
                      NET ASSET   INVEST-       (BOTH         FROM          NET     BUTION                       ASSET
                        VALUE      MENT       REALIZED       INVEST-      INVEST-    FROM           TOTAL        VALUE
       PERIOD         BEGINNING   INCOME         AND          MENT         MENT     CAPITAL        DISTRI-       END OF
       ENDED          OF PERIOD  (LOSS)(1)   UNREALIZED)   OPERATIONS     INCOME     GAINS         BUTIONS       PERIOD
--------------------  ---------  ---------   -----------   ----------   ---------  ---------      ---------    ---------
FOCUSED 2000 VALUE PORTFOLIO
                                                         CLASS A
10/31/00              $   11.70  $    0.07   $      2.15   $     2.22   $      --  $      --      $      --    $   13.92
10/31/01                  13.92      (0.03)         1.66         1.63          --         --             --        15.55
10/31/02                  15.55      (0.06)        (1.16)       (1.22)         --      (1.12)         (1.12)       13.21
10/31/03                  13.21      (0.03)         5.15         5.12          --      (0.63)(5)      (0.63)       17.70
10/31/04                  17.70      (0.04)         3.67         3.63          --         --             --        21.33
                                                         CLASS B
10/31/00              $   11.54  $   (0.02)  $      2.13   $     2.11   $      --  $      --      $      --    $   13.65
10/31/01                  13.65      (0.13)         1.63         1.50          --         --             --        15.15
10/31/02                  15.15      (0.16)        (1.12)       (1.28)         --      (1.12)         (1.12)       12.75
10/31/03                  12.75      (0.12)         4.96         4.84          --      (0.63)(5)      (0.63)       16.96
10/31/04                  16.96      (0.15)         3.50         3.35          --         --             --        20.31
                                                        CLASS C+
10/31/00              $   11.55  $   (0.02)  $      2.13   $     2.11   $      --  $      --      $      --    $   13.66
10/31/01                  13.66      (0.13)         1.63         1.50          --         --             --        15.16
10/31/02                  15.16      (0.14)        (1.14)       (1.28)         --      (1.12)         (1.12)       12.76
10/31/03                  12.76      (0.12)         4.98         4.86          --      (0.63)(5)      (0.63)       16.99
10/31/04                  16.99      (0.15)         3.51         3.36          --         --             --        20.35
------------------------------------------------------------------------------------------------------------------------

                                                                        RATIO OF
                                      NET          RATIO OF          NET INVESTMENT
                                    ASSETS         EXPENSES           INCOME (LOSS)
       PERIOD           TOTAL       END OF        TO AVERAGE         TO AVERAGE NET      PORTFOLIO
       ENDED          RETURN(2)     PERIOD       NET ASSETS(3)          ASSETS(3)        TURNOVER
--------------------  ---------    ---------   ----------------      --------------      ---------
FOCUSED 2000 VALUE PORTFOLIO
                                             CLASS A
10/31/00                18.97%     $  17,188       1.78%                 0.52%               67%
10/31/01                11.71         29,772       1.78                 (0.19)               66
10/31/02                (9.13)        43,322       1.75(4)              (0.49)(4)           123
10/31/03                40.24        140,181       1.72(4)              (0.20)(4)           101
10/31/04                20.51        342,316       1.72(4)              (0.25)(4)            75
                                             CLASS B
10/31/00                18.28%     $  22,593       2.43%                (0.12)%              67%
10/31/01                10.99         37,205       2.43                 (0.83)               66
10/31/02                (9.80)        44,538       2.40(4)              (1.15)(4)           123
10/31/03                39.46         60,293       2.37(4)              (0.84)(4)           101
10/31/04                19.75         75,814       2.37(4)              (0.81)(4)            75
                                             CLASS C+
10/31/00                18.27%     $  12,195       2.43%                (0.16)%              67%
10/31/01                10.98         25,676       2.43                 (0.84)               66
10/31/02                (9.79)        50,881       2.40(4)              (1.09)(4)           123
10/31/03                39.59         76,993       2.37(4)              (0.84)(4)           101
10/31/04                19.78        114,772       2.37(4)              (0.83)(4)            75
--------------------------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                             10/31/00   10/31/01   10/31/02   10/31/03   10/31/04
                                             --------   --------   --------   --------   --------
     Focused 2000 Value A                      0.25%      0.11%      0.08%      0.09%      0.00%
     Focused 2000 Value B                      0.25       0.07       0.07       0.09       0.03
     Focused 2000 Value C+                     0.31       0.15       0.09       0.07       0.01

(4) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                             10/31/02   10/31/03   10/31/04
                                             --------   --------   --------
     Focused 2000 Value A                      0.08%      0.03%      0.04%
     Focused 2000 Value B                      0.08       0.03       0.04
     Focused 2000 Value C+                     0.08       0.03       0.04

(5)  Includes a tax return of capital of less than $0.01 per share.
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                              NET GAIN
                                               (LOSS)
                                              ON INVEST-                DIVIDENDS
                                    NET         MENTS        TOTAL         FROM     DISTRI-                   NET
                      NET ASSET   INVEST-       (BOTH        FROM           NET     BUTION                   ASSET
                        VALUE      MENT       REALIZED      INVEST-       INVEST-    FROM        TOTAL       VALUE
       PERIOD         BEGINNING   INCOME         AND         MENT          MENT     CAPITAL     DISTRI-      END OF      TOTAL
       ENDED          OF PERIOD  (LOSS)(1)   UNREALIZED)  OPERATIONS      INCOME     GAINS      BUTIONS      PERIOD    RETURN(2)
--------------------  ---------  ---------   -----------  ----------    ---------  ---------   ---------   ---------   ---------
FOCUSED GROWTH AND INCOME PORTFOLIO
                                                             CLASS A
10/31/00              $   17.12  $   (0.13)  $      3.51   $     3.38   $      --  $   (0.98)  $   (0.98)  $   19.52     19.88%
10/31/01                  19.52      (0.05)        (6.18)       (6.23)         --      (0.44)      (0.44)      12.85    (32.51)
10/31/02                  12.85      (0.07)        (0.74)       (0.81)         --         --          --       12.04     (6.30)
10/31/03                  12.04      (0.08)         2.97         2.89          --         --          --       14.93     24.00
10/31/04                  14.93      (0.04)         0.25         0.21          --         --          --       15.14      1.41
                                                             CLASS B
10/31/00              $   16.90  $   (0.26)  $      3.46   $     3.20   $      --  $   (0.98)  $   (0.98)  $   19.12     19.03%
10/31/01                  19.12      (0.15)        (6.03)       (6.18)         --      (0.44)      (0.44)      12.50    (32.94)
10/31/02                  12.50      (0.16)        (0.70)       (0.86)         --         --          --       11.64     (6.88)
10/31/03                  11.64      (0.16)         2.85         2.69          --         --          --       14.33     23.11
10/31/04                  14.33      (0.14)         0.26         0.12          --         --          --       14.45      0.84
                                                            CLASS C+
10/31/00              $   16.89  $   (0.26)  $      3.46   $     3.20   $      --  $   (0.98)  $   (0.98)  $   19.11     19.04%
10/31/01                  19.11      (0.15)        (6.03)       (6.18)         --      (0.44)      (0.44)      12.49    (32.96)
10/31/02                  12.49      (0.15)        (0.71)       (0.86)         --         --          --       11.63     (6.89)
10/31/03                  11.63      (0.15)         2.84         2.69          --         --          --       14.32     23.13
10/31/04                  14.32      (0.14)         0.25         0.11          --         --          --       14.43      0.77
                                                             CLASS X
3/19/02-10/31/02(6)   $   14.55  $   (0.03)  $     (2.46)  $    (2.49)  $      --  $      --   $      --   $   12.06    (17.11)%
10/31/03                  12.06      (0.03)         2.96         2.93          --         --          --       14.99     24.30
10/31/04                  14.99       0.02          0.26         0.28          --         --          --       15.27      1.87
--------------------------------------------------------------------------------------------------------------------------------

                                                         RATIO OF
                         NET          RATIO OF        NET INVESTMENT
                       ASSETS         EXPENSES         INCOME (LOSS)
       PERIOD          END OF        TO AVERAGE       TO AVERAGE NET     PORTFOLIO
       ENDED           PERIOD       NET ASSETS(4)        ASSETS(4)       TURNOVER
--------------------  ---------   ----------------    --------------     ---------
FOCUSED GROWTH AND INCOME PORTFOLIO
                                      CLASS A
10/31/00              $  62,164       1.45%               (0.62)%           121%
10/31/01                 39,280       1.45                (0.33)            203
10/31/02                 59,186       1.57(5)             (0.61)(5)         170
10/31/03                119,353       1.72(5)             (0.58)(5)         103
10/31/04                159,097       1.72(5)             (0.34)(5)          62
                                      CLASS B
10/31/00              $  83,480       2.10%               (1.27)%           121%
10/31/01                 59,653       2.10                (0.99)            203
10/31/02                 65,825       2.21(5)             (1.27)(5)         170
10/31/03                 88,038       2.37(5)             (1.24)(5)         103
10/31/04                 85,871       2.37(5)             (1.01)(5)          62
                                     CLASS C+
10/31/00              $  69,826       2.10%               (1.26)%           121%
10/31/01                 50,468       2.10                (0.98)            203
10/31/02                 85,094       2.23(5)             (1.27)(5)         170
10/31/03                137,348       2.37(5)             (1.24)(5)         103
10/31/04                136,360       2.37(5)             (1.01)(5)          62
                                      CLASS X
3/19/02-10/31/02(6)   $   7,782       1.44%(3)(5)         (0.29)%(3)(5)     170%
10/31/03                 23,443       1.40(5)             (0.23)(5)         103
10/31/04                 36,605       1.33(5)              0.06(5)           62
----------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                            10/31/00   10/31/01   10/31/02   10/31/03   10/31/04
                                            --------   --------   --------   --------   --------
     Focused Growth and Income A              0.34%      0.30%     0.23%       0.04%      0.04%
     Focused Growth and Income B              0.32       0.30      0.22        0.04       0.05
     Focused Growth and Income C+             0.35       0.30      0.20        0.03       0.03
     Focused Growth and Income X                --         --      0.18(3)    (0.02)      0.03

(5) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                            10/31/02   10/31/03   10/31/04
                                            --------   --------   --------
     Focused Growth and Income A              0.04%      0.03%     0.04%
     Focused Growth and Income B              0.05       0.04      0.05
     Focused Growth and Income C+             0.04       0.03      0.05
     Focused Growth and Income X              0.01       0.03      0.04

(6)  Inception date of class
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                              NET GAIN
                                               (LOSS)
                                              ON INVEST-                 DIVIDENDS
                                    NET         MENTS         TOTAL        FROM     DISTRI-                   NET
                      NET ASSET   INVEST-       (BOTH         FROM          NET     BUTION                   ASSET
                        VALUE      MENT       REALIZED       INVEST-      INVEST-    FROM        TOTAL       VALUE
       PERIOD         BEGINNING   INCOME         AND          MENT         MENT     CAPITAL     DISTRI-      END OF     TOTAL
       ENDED          OF PERIOD  (LOSS)(1)   UNREALIZED)   OPERATIONS     INCOME     GAINS      BUTIONS      PERIOD   RETURN(2)
--------------------  ---------  ---------   -----------   ----------   ---------  ---------   ---------   ---------  ---------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                                            CLASS A
11/01/01-10/31/02(7)  $   12.50  $   (0.02)  $     (0.47)  $    (0.49)  $      --  $      --   $      --   $   12.01   (3.92)%
10/31/03                  12.01       0.01          2.80         2.81          --         --          --       14.82   23.40
10/31/04                  14.82      (0.02)         1.84         1.82          --      (0.08)      (0.08)      16.56   12.31
                                                            CLASS B
11/01/01-10/31/02(7)  $   12.50  $   (0.10)  $     (0.46)  $    (0.56)  $      --  $      --   $      --   $   11.94   (4.48)%
10/31/03                  11.94      (0.05)         2.75         2.70          --         --          --       14.64   22.61
10/31/04                  14.64      (0.13)         1.82         1.69          --      (0.08)      (0.08)      16.25   11.57
                                                           CLASS C+
11/01/01-10/31/02(7)  $   12.50  $   (0.11)  $     (0.46)  $    (0.57)  $      --  $      --   $      --   $   11.93   (4.56)%
10/31/03                  11.93      (0.05)         2.75         2.70          --         --          --       14.63   22.63
10/31/04                  14.63      (0.13)         1.81         1.68          --      (0.08)      (0.08)      16.23   11.51
-------------------------------------------------------------------------------------------------------------------------------

                                                        RATIO OF
                         NET         RATIO OF        NET INVESTMENT
                       ASSETS        EXPENSES         INCOME (LOSS)
       PERIOD          END OF       TO AVERAGE       TO AVERAGE NET     PORTFOLIO
       ENDED           PERIOD      NET ASSETS(4)        ASSETS(4)       TURNOVER
--------------------  ---------  ----------------    --------------     ---------
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                                     CLASS A
11/01/01-10/31/02(7)  $  17,225   1.95%(3)(5)(6)     (0.13)%(3)(5)(6)      117%
10/31/03                 63,803   1.95(6)             0.10(6)              103
10/31/04                165,924   1.95(6)            (0.12)(6)             166
                                     CLASS B
11/01/01-10/31/02(7)  $   5,097   2.60%(3)(5)(6)     (0.79)%(3)(5)(6)      117%
10/31/03                  7,682   2.60(6)            (0.41)(6)             103
10/31/04                 10,735   2.60(6)            (0.85)(6)             166
                                    CLASS C+
11/01/01-10/31/02(7)  $  10,350   2.60%(3)(5)(6)     (0.91)%(3)(5)(6)      117%
10/31/03                 17,141   2.60(6)            (0.40)(6)             103
10/31/04                 29,188   2.60(6)            (0.83)(6)             166
---------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4) Net of the following expense reimbursements (recoupments) (based on average net assets):

                                                 10/31/02(3)   10/31/03   10/31/04
                                                 -----------   --------   --------
     Focused International Equity A                 0.62%        0.50%      0.21%
     Focused International Equity B                 1.19         0.69       0.36
     Focused International Equity C+                0.83         0.57       0.26

(5) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waiver/reimbursements is applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                                 10/31/02    10/31/03    10/31/04
                                                 --------    --------    --------
     Focused International Equity A                0.01%       0.01%       0.02%
     Focused International Equity B                0.01        0.01        0.02
     Focused International Equity C+               0.01        0.01        0.02

(7)  Commencement of operations
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                              NET GAIN
                                               (LOSS)
                                              ON INVEST-                DIVIDENDS
                                    NET         MENTS         TOTAL       FROM       DISTRI-                   NET
                      NET ASSET   INVEST-       (BOTH         FROM         NET       BUTION                   ASSET
                        VALUE      MENT       REALIZED       INVEST-     INVEST-      FROM        TOTAL       VALUE
       PERIOD         BEGINNING   INCOME         AND          MENT        MENT       CAPITAL     DISTRI-      END OF      TOTAL
       ENDED          OF PERIOD  (LOSS)(1)   UNREALIZED)   OPERATIONS    INCOME       GAINS      BUTIONS      PERIOD    RETURN(2)
--------------------  ---------  ---------   -----------   ----------   ---------   ---------   ---------   ---------   ---------
FOCUSED TECHNOLOGY PORTFOLIO
                                                             CLASS A
5/22/00-10/31/00(7)   $   12.50  $   (0.11)  $      3.13   $     3.02   $      --   $      --   $      --   $   15.52     24.16%
10/31/01                  15.52      (0.08)       (11.49)      (11.57)         --          --          --        3.95    (74.55)
10/31/02                   3.95      (0.07)        (1.09)       (1.16)         --          --          --        2.79    (29.37)
10/31/03                   2.79      (0.07)         2.19         2.12          --          --          --        4.91     75.99
10/31/04                   4.91      (0.09)         0.54         0.45          --          --          --        5.36      9.16
                                                             CLASS B
5/22/00-10/31/00(7)   $   12.50  $   (0.17)  $      3.14   $     2.97   $      --   $      --   $      --   $   15.47     23.76%
10/31/01                  15.47      (0.13)       (11.41)      (11.54)         --          --          --        3.93    (74.60)
10/31/02                   3.93      (0.09)        (1.09)       (1.18)         --          --          --        2.75    (30.03)
10/31/03                   2.75      (0.09)         2.15         2.06          --          --          --        4.81     74.91
10/31/04                   4.81      (0.12)         0.53         0.41          --          --          --        5.22      8.52
                                                             CLASS C+
5/22/00-10/31/00(7)   $   12.50  $   (0.17)  $      3.14   $     2.97   $      --   $      --   $      --   $   15.47     23.76%
10/31/01                  15.47      (0.13)       (11.42)      (11.55)         --          --          --        3.92    (74.66)
10/31/02                   3.92      (0.09)        (1.08)       (1.17)         --          --          --        2.75    (29.85)
10/31/03                   2.75      (0.09)         2.15         2.06          --          --          --        4.81     74.91
10/31/04                   4.81      (0.12)         0.53         0.41          --          --          --        5.22      8.52
---------------------------------------------------------------------------------------------------------------------------------

                                                         RATIO OF
                         NET          RATIO OF        NET INVESTMENT
                       ASSETS         EXPENSES         INCOME (LOSS)
       PERIOD          END OF        TO AVERAGE       TO AVERAGE NET    PORTFOLIO
       ENDED           PERIOD       NET ASSETS(4)         ASSETS(4)     TURNOVER
--------------------  ---------   ----------------    --------------    ---------
FOCUSED TECHNOLOGY PORTFOLIO
                                     CLASS A
5/22/00-10/31/00(7)   $  89,371     1.97%(3)(5)        (1.30)%(3)(5)       176%
10/31/01                 28,327     1.97               (1.12)              449
10/31/02                 18,034     1.97(6)            (1.77)(6)           262
10/31/03                 34,846     1.97(6)            (1.83)(6)           157
10/31/04                 37,852     1.97(6)            (1.86)(6)           159
                                     CLASS B
5/22/00-10/31/00(7)   $  70,073     2.62%(3)(5)        (1.97)%(3)(5)       176%
10/31/01                 20,658     2.62               (1.77)              449
10/31/02                 13,368     2.62(6)            (2.42)(6)           262
10/31/03                 22,851     2.62(6)            (2.48)(6)           157
10/31/04                 25,969     2.62(6)            (2.50)(6)           159
                                    CLASS C+
5/22/00-10/31/00(7)   $  86,105     2.62%(3)(5)        (1.97)%(3)(5)       176%
10/31/01                 26,869     2.62               (1.77)              449
10/31/02                 17,137     2.62(6)            (2.42)(6)           262
10/31/03                 28,490     2.62(6)            (2.48)(6)           157
10/31/04                 28,495     2.62(6)            (2.51)(6)           159
---------------------------------------------------------------------------------

(1)  Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load. It does include expense reimbursements and expense reductions.
(3)  Annualized
(4)  Net of the following expense reimbursements (based on average net assets):

                                        10/31/00   10/31/01   10/31/02   10/31/03   10/31/04
                                        --------   --------   --------   --------   --------
     Focused Technology A                 0.30%      0.18%      0.39%      0.48%      0.38%
     Focused Technology B                 0.31       0.16       0.43       0.52       0.43
     Focused Technology C+                0.31       0.13       0.40       0.47       0.39

(5) The ratio reflects an expense cap which is net of custody credits of 0.02% or waiver/reimbursements is applicable.
(6) Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

                                                              10/31/02   10/31/03   10/31/04
                                                              --------   --------   --------
     Focused Technology A                                        --%       0.08%      0.07%
     Focused Technology B                                        --        0.08       0.07
     Focused Technology C+                                       --        0.08       0.07

(7)  Commencement of operations
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

                                              NET GAIN
                                               (LOSS)
                                              ON INVEST-                DIVIDENDS
                                    NET         MENTS         TOTAL       FROM       DISTRI-                   NET
                      NET ASSET   INVEST-       (BOTH         FROM         NET       BUTION                   ASSET
                        VALUE      MENT       REALIZED       INVEST-     INVEST-      FROM        TOTAL       VALUE
       PERIOD         BEGINNING   INCOME         AND          MENT        MENT       CAPITAL     DISTRI-      END OF      TOTAL
       ENDED          OF PERIOD  (LOSS)(1)   UNREALIZED)   OPERATIONS    INCOME       GAINS      BUTIONS      PERIOD    RETURN(2)
--------------------  ---------  ---------   -----------   ----------   ---------   ---------   ---------   ---------   ---------
FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                                             CLASS A
9/30/00               $   11.87  $    0.23   $     (1.85)  $    (1.62)  $   (0.23)  $   (0.35)  $   (0.58)  $    9.67    (14.09)%
9/30/01                    9.67       0.23          0.73         0.96       (0.22)         --       (0.22)      10.41     10.04
9/30/02                   10.41       0.22         (0.72)       (0.50)      (0.20)         --       (0.20)       9.71     (5.07)
9/30/03                    9.71       0.24          1.17         1.41       (0.37)         --       (0.37)      10.75     14.69
10/01/03-10/31/03*        10.75       0.04          0.52         0.56          --          --          --       11.31      5.21
10/31/04                  11.31       0.23          0.98         1.21       (0.23)         --       (0.23)      12.29     10.71
                                                             CLASS B
9/30/00               $   11.81  $    0.16   $     (1.84)  $    (1.68)  $   (0.16)  $   (0.35)  $   (0.51)  $    9.62    (14.62)%
9/30/01                    9.62       0.16          0.73         0.89       (0.16)         --       (0.16)      10.35      9.30
9/30/02                   10.35       0.15         (0.74)       (0.59)      (0.13)         --       (0.13)       9.63     (5.86)
9/30/03                    9.63       0.18          1.17         1.35       (0.26)         --       (0.26)      10.72     14.07
10/01/03-10/31/03*        10.72       0.03          0.52         0.55          --          --          --       11.27      5.13
10/31/04                  11.27       0.15          0.98         1.13       (0.15)         --       (0.15)      12.25     10.01
                                                             CLASS C+
9/30/00               $   11.81  $    0.16   $     (1.84)  $    (1.68)  $   (0.16)  $   (0.35)  $   (0.51)  $    9.62    (14.62)%
9/30/01                    9.62       0.15          0.74         0.89       (0.16)         --       (0.16)      10.35      9.30
9/30/02                   10.35       0.15         (0.74)       (0.59)      (0.13)         --       (0.13)       9.63     (5.86)
9/30/03                    9.63       0.18          1.16         1.34       (0.26)         --       (0.26)      10.71     13.96
10/01/03-10/31/03*        10.71       0.03          0.53         0.56          --          --          --       11.27      5.23
10/31/04                  11.27       0.15          0.98         1.13       (0.15)         --       (0.15)      12.25     10.01
---------------------------------------------------------------------------------------------------------------------------------

                                                          RATIO OF
                         NET          RATIO OF         NET INVESTMENT
                       ASSETS         EXPENSES          INCOME (LOSS)
       PERIOD          END OF        TO AVERAGE        TO AVERAGE NET      PORTFOLIO
       ENDED           PERIOD       NET ASSETS(4)         ASSETS(4)        TURNOVER
--------------------  ---------   ----------------     --------------      ---------
FOCUSED DIVIDEND STRATEGY PORTFOLIO
                                       CLASS A
9/30/00               $   8,732        0.95%                2.20%              57%
9/30/01                   7,983        0.95                 2.10               59
9/30/02                   9,372        0.95                 1.96               37
9/30/03                  45,639        0.95                 2.41               20
10/01/03-10/31/03*       50,263        0.95(4)              2.24(4)             0
10/31/04                 68,541        0.95                 1.86               43
                                       CLASS B
9/30/00               $  21,221        1.60%                1.56%              57%
9/30/01                  21,674        1.60                 1.45               59
9/30/02                  20,670        1.60                 1.31               37
9/30/03                  47,369        1.60                 1.79               20
10/01/03-10/31/03*       53,628        1.60(4)              1.59(4)             0
10/31/04                 59,128        1.60                 1.21               43
                                      CLASS C+
9/30/00               $  24,110        1.60%                1.50%              57%
9/30/01                  21,793        1.60                 1.45               59
9/30/02                  19,568        1.60                 1.30               37
9/30/03                  69,059        1.60                 1.77               20
10/01/03-10/31/03*       79,071        1.60(4)              1.59(4)             0
10/31/04                101,720        1.60                 1.21               43
------------------------------------------------------------------------------------

*    The Portfolio changed its fiscal year end from September 30 to October 31.
(1)  Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load. Total return does not include expense reimbursements.
(3)  Net of the following expense reimbursements (based on average net assets):

                                                          9/30/00   9/30/01   9/30/02   9/30/03   10/31/04
                                                          -------   -------   -------   -------   --------
     Focused Dividend Strategy Class A                     0.34%     0.36%      0.29%    0.16%      0.13%
     Focused Dividend Strategy Class B                     0.30      0.25       0.24     0.16       0.15
     Focused Dividend Strategy Class C+                    0.27      0.27       0.23     0.14       0.13

(4)  Annualized
+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes To Financial Statements

FOCUSED EQUITY STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Securities                                                  89.8%
International Equity Securities                                             10.2
                                                                           -----
                                                                           100.0%
                                                                           =====

* Calculated as a percentage of net assets.

FOCUSED EQUITY STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                               SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.0%
DOMESTIC EQUITY SECURITIES--89.8%
  SunAmerica Focused Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                                           4,052,729   $    63,546,790
  SunAmerica Focused Series, Inc.
    Focused 2000 Value Portfolio,
    Class A+                                                           4,501,710        96,021,466
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                                9,884,974       156,577,989
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                                10,536,854       155,207,860
                                                                                   ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $456,502,641)                                                                  471,354,105
                                                                                   ---------------
INTERNATIONAL EQUITY SECURITIES--10.2%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A+
    (cost $49,461,120)                                                 3,238,449        53,628,712
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $505,963,761)(1)                                                   100.0%      524,982,817
Liabilities in excess of other assets                                        0.0          (207,017)
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   524,775,800
                                                                           =====   ===============

----------
+ Non-income producing securities
# See Note 6
(1) See Note 7 for cost of investments on a tax basis

See Notes To Financial Statements

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Securities                                                  70.1%
Fixed Income Securities                                                     19.3
International Equity Securities                                             10.3
                                                                            ----
                                                                            99.7%
                                                                            ====

* Calculated as a percentage of net assets.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                               SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--99.7%
DOMESTIC EQUITY SECURITIES--70.1%
  SunAmerica Focused Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                                           3,539,556   $    55,500,240
  SunAmerica Focused Series, Inc.
    Focused 2000 Value Portfolio,
    Class A+                                                           2,799,841        59,720,604
  SunAmerica Focused Series, Inc.
    Focused Growth and Income
    Portfolio, Class A+                                                3,402,112        51,507,970
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                                3,127,566        49,540,640
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                                 3,577,888        52,702,290
  SunAmerica Focused Series, Inc.
    Focused Multi-Cap Growth
    Portfolio, Class A+                                                3,091,527        55,585,662
  SunAmerica Focused Series, Inc.
    Focused Multi-Cap Value
    Portfolio, Class A                                                 2,931,132        55,457,024
                                                                                   ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $351,087,295)                                                                  380,014,430
                                                                                   ---------------
FIXED INCOME SECURITIES--19.3%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                            5,015,151        52,308,025
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                            4,588,892        51,992,143
                                                                                   ---------------
TOTAL FIXED INCOME SECURITIES
  (cost $103,562,461)                                                                  104,300,168
                                                                                   ---------------
INTERNATIONAL EQUITY SECURITIES--10.3%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A+
    (cost $50,258,642)                                                 3,374,668        55,884,501
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $504,908,398)(1)                                                    99.7%      540,199,099
Other assets less liabilities                                                0.3         1,525,150
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   541,724,249
                                                                           =====   ===============

----------
+ Non-income producing securities
# See Note 6
(1) See Note 7 for cost of investments on a tax basis

See Notes To Financial Statements

FOCUSED BALANCED STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Securities                                                 58.6%
Fixed Income Securities                                                    35.0
International Equity Securities                                             6.2
                                                                           ----
                                                                           99.8%
                                                                           ====

* Calculated as a percentage of net assets.

FOCUSED BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                               SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--99.8%
DOMESTIC EQUITY SECURITIES--58.6%
  SunAmerica Focused Series, Inc.
    Focused 2000 Growth Portfolio,
    Class A+                                                           2,365,032   $    37,083,709
  SunAmerica Focused Series, Inc.
    Focused 2000 Value Portfolio,
    Class A+                                                           2,461,759        52,509,319
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                                5,740,942        90,936,523
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                                 5,704,356        84,025,160
                                                                                   ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $252,712,480)                                                                  264,554,711
                                                                                   ---------------
FIXED INCOME SECURITIES--35.0%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                            7,619,062        79,466,813
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                            6,946,530        78,704,181
                                                                                   ---------------
TOTAL FIXED INCOME SECURITIES
  (cost $157,359,746)                                                                  158,170,994
                                                                                   ---------------
INTERNATIONAL EQUITY SECURITIES--6.2%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A+
    (cost $25,276,740)                                                 1,684,149        27,889,506
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $435,348,966)(1)                                                    99.8%      450,615,211
Other assets less liabilities                                                0.2           720,591
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   451,335,802
                                                                           =====   ===============

----------
+ Non-income producing securities
# See Note 6
(1) See Note 7 for cost of investments on a tax basis

See Notes To Financial Statements

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Fixed Income Securities                                                    68.0%
Domestic Equity Securities                                                 28.0
International Equity Securities                                             4.0
                                                                          -----
                                                                          100.0%
                                                                          =====

* Calculated as a percentage of net assets.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                               SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.0%
DOMESTIC EQUITY SECURITIES--28.0%
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Growth
    Portfolio, Class A+                                                  812,886   $    12,876,117
  SunAmerica Focused Series, Inc.
    Focused Large-Cap Value
    Portfolio, Class A                                                   822,356        12,113,310
                                                                                   ---------------
TOTAL DOMESTIC EQUITY SECURITIES
  (cost $24,399,014)                                                                    24,989,427
                                                                                   ---------------
FIXED INCOME SECURITIES--68.0%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                            1,414,294        14,751,085
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                            2,185,271        24,759,120
  SunAmerica Income Funds
    SunAmerica High Yield
    Bond Fund, Class A                                                 1,536,944         6,624,229
  SunAmerica Income Funds
    SunAmerica U.S. Government
    Securities Fund, Class A                                           1,541,771        14,662,239
                                                                                   ---------------
TOTAL FIXED INCOME SECURITIES
  (cost $60,446,767)                                                                    60,796,673
                                                                                   ---------------
INTERNATIONAL EQUITY SECURITIES--4.0%
  SunAmerica Focused Series, Inc.
    Focused International Equity
    Portfolio, Class A+
    (cost $3,191,123)                                                    217,845         3,607,506
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $88,036,904)(1)                                                    100.0%       89,393,606
Other assets less liabilities                                                0.0               171
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $    89,393,777
                                                                           =====   ===============

----------
+ Non-income producing securities
# See Note 6
(1) See Note 7 for cost of investments on a tax basis

See Notes To Financial Statements

FOCUSED FIXED INCOME STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Fixed Income Securities                                                    90.7%
Domestic Equity Securities                                                  9.4
                                                                          -----
                                                                          100.1%
                                                                          =====

* Calculated as a percentage of net assets.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                               SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES#--100.1%
DOMESTIC EQUITY SECURITIES--9.4%
  SunAmerica Focused Series, Inc.
    Focused Growth and Income
    Portfolio, Class A+
    (cost $3,562,669)                                                    235,159   $     3,560,308
                                                                                   ---------------
FIXED INCOME SECURITIES--90.7%
  SunAmerica Income Funds
    SunAmerica Core Bond Fund,
    Class A                                                              731,258         7,627,021
  SunAmerica Income Funds
    SunAmerica GNMA Fund,
    Class A                                                            1,338,159        15,161,336
  SunAmerica Income Funds
    SunAmerica High Yield
    Bond Fund, Class A                                                   916,314         3,949,313
  SunAmerica Income Funds
    SunAmerica U.S. Government
    Securities Fund, Class A                                             795,890         7,568,916
                                                                                   ---------------
TOTAL FIXED INCOME SECURITIES
  (cost $33,820,190)                                                                    34,306,586
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $37,382,859)(1)                                                    100.1%       37,866,894
Liabilities in excess of other assets                                       (0.1)          (58,792)
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $    37,808,102
                                                                           =====   ===============

----------
+ Non-income producing securities
# See Note 6
(1) See Note 7 for cost of investments on a tax basis

See Notes To Financial Statements

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Computer Software                                                          15.3%
Pharmaceuticals                                                            10.4
Medical Products                                                            8.7
Financial Services                                                          7.7
Electronics                                                                 6.6
Internet Content                                                            6.1
Retail                                                                      5.8
Communication Equipment                                                     5.6
Health Services                                                             5.6
Broadcasting & Media                                                        4.4
Housing & Household Durables                                                4.0
Repurchase Agreements                                                       4.0
Transportation                                                              3.9
Energy Sources                                                              2.9
Banks                                                                       2.6
Food, Beverage & Tobacco                                                    2.6
Insurance                                                                   2.5
Machinery                                                                   2.5
Federal Home Loan Bank                                                      1.4
Federal National Mtg. Assoc.                                                0.4
Federal Home Loan Mtg.                                                      0.3
                                                                          -----
                                                                          103.3%
                                                                          =====

* Calculated as a percentage of net assets.

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                               SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK--97.2%
BANKS--2.6%
  Bank of New York Co., Inc.                                           1,363,050   $    44,244,603
                                                                                   ---------------
BROADCASTING & MEDIA--4.4%
  Time Warner, Inc.+                                                   3,305,000        54,995,200
  XM Satellite Radio
    Holdings, Inc., Class A+                                             607,350        19,629,552
                                                                                   ---------------
                                                                                        74,624,752
                                                                                   ---------------
COMMUNICATION EQUIPMENT--5.6%
  QUALCOMM, Inc.                                                       2,275,974        95,158,473
                                                                                   ---------------
COMPUTER SOFTWARE--15.3%
  Automatic Data
    Processing, Inc.                                                   1,208,500        52,436,815
  Cisco Systems, Inc.+                                                 1,341,500        25,770,215
  Electronic Arts, Inc.+                                               1,548,105        69,540,877
  Microsoft Corp.                                                      4,090,600       114,495,894
                                                                                   ---------------
                                                                                       262,243,801
                                                                                   ---------------
ELECTRONICS--6.6%
  Intel Corp.                                                          5,068,800       112,831,488
                                                                                   ---------------
ENERGY SOURCES--2.9%
  BP, PLC Sponsored ADR                                                  855,900        49,856,175
                                                                                   ---------------
FINANCIAL SERVICES--7.7%
  Countrywide Financial Corp.                                          1,005,116        32,093,354
  SLM Corp.                                                            2,184,197        98,856,756
                                                                                   ---------------
                                                                                       130,950,110
                                                                                   ---------------
FOOD, BEVERAGE & TOBACCO--2.6%
  Coca-Cola Co.                                                        1,111,500        45,193,590
                                                                                   ---------------
HEALTH SERVICES--5.6%
  UnitedHealth Group, Inc.                                             1,311,484        94,951,442
                                                                                   ---------------
HOUSING & HOUSEHOLD DURABLES--4.0%
  Lennar Corp., Class A                                                1,521,336        68,429,693
                                                                                   ---------------
INSURANCE--2.5%
  AFLAC, Inc.                                                          1,200,300        43,066,764
                                                                                   ---------------
INTERNET CONTENT--6.1%
  eBay, Inc.+                                                            362,500        35,383,625
  IAC/InterActiveCorp+                                                 2,070,000        44,753,400
  NetFlix, Inc.+                                                       2,537,567        24,030,759
                                                                                   ---------------
                                                                                       104,167,784
                                                                                   ---------------
MACHINERY--2.5%
  Caterpillar, Inc.                                                      532,697        42,903,416
                                                                                   ---------------
MEDICAL PRODUCTS--8.7%
  Boston Scientific Corp.+                                             2,787,957        98,414,882
  Medtronic, Inc.                                                      1,000,500        51,135,555
                                                                                   ---------------
                                                                                       149,550,437
                                                                                   ---------------
PHARMACEUTICALS--10.4%
  Amgen, Inc.+                                                         1,000,000        56,800,000
  Genentech, Inc.+                                                     1,772,450        80,699,649
  Gilead Sciences, Inc.+                                               1,161,500        40,222,745
                                                                                   ---------------
                                                                                       177,722,394
                                                                                   ---------------
RETAIL--5.8%
  Wal-Mart Stores, Inc.                                                  912,300        49,191,216
  Walgreen Co.                                                         1,409,700        50,594,133
                                                                                   ---------------
                                                                                        99,785,349
                                                                                   ---------------

                                                                     SHARES/
                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                            AMOUNT            (NOTE 3)
--------------------------------------------------------------------------------------------------
TRANSPORTATION--3.9%
  FedEx Corp.                                                            725,051   $    66,066,647
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES--97.2%
  (cost $1,464,295,525)                                                              1,661,746,918
                                                                                   ---------------
SHORT-TERM SECURITIES--2.1%
  Federal Home Loan Bank
    Consolidated Disc. Notes
    1.70% due 12/10/04                                           $     5,300,000         5,290,239
  Federal Home Loan Bank
    Consolidated Disc. Notes
    1.83% due 12/22/04                                                 6,000,000         5,984,445
  Federal Home Loan Bank
    Consolidated Disc. Notes
    1.90% due 01/21/05                                                12,400,000        12,345,874
  Federal Home Loan Mtg.
    Disc. Notes
    1.53% due 12/08/04                                                   100,000            99,843
  Federal Home Loan Mtg.
    Disc. Notes
    1.70% due 12/14/04                                                 4,600,000         4,590,659
  Federal National Mtg.
    Assoc. Disc. Notes
    1.72% due 12/15/04                                                 3,700,000         3,692,222
  Federal National Mtg. Assoc.
    Disc. Notes
    1.78% due 12/07/04                                                 3,700,000         3,693,414
  Federal National Mtg. Assoc.
    Disc. Notes
    1.90% due 01/24/05                                                   200,000           199,095
                                                                                   ---------------
TOTAL SHORT-TERM SECURITIES
  (cost $35,896,925)                                                                    35,895,791
                                                                                   ---------------
REPURCHASE AGREEMENTS--4.0%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $63,081,417 and collateralized
    by $65,000,000 of Federal
    National Mtg. Association
    Notes, bearing interest
    at 1.91%, due 06/22/06
    and having an approximate
    value of $64,343,305                                              63,078,000        63,078,000

                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                             AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be
    repurchased 11/01/04 in
    the amount of $4,383,237
    and collateralized by
    $3,375,000 of United
    States Treasury Bonds,
    bearing interest at 7.50%,
    due 11/15/16 and having
    an approximate value of
    $4,476,094                                                   $     4,383,000   $     4,383,000
                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $67,461,000)                                                                    67,461,000
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $1,567,653,450)(1)                                                 103.3%    1,765,103,709
Liabilities in excess of
  other assets                                                              (3.3)      (55,736,453)
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $ 1,709,367,256
                                                                           =====   ===============

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis
ADR--American Depository Receipts

See Notes To Financial Statements

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Health Services                                                            13.2%
Broadcasting & Media                                                       13.0
Electronics                                                                12.5
Computer & Business Equipment                                               8.3
Internet Content                                                            6.3
Energy Services                                                             5.6
Repurchase Agreements                                                       4.6
Automotive                                                                  4.1
Financial Services                                                          4.1
Telecommunications                                                          3.9
Pharmaceuticals                                                             3.6
Forest Products                                                             3.3
Computer Software                                                           3.0
Retail                                                                      3.0
Machinery                                                                   2.9
Medical Products                                                            2.7
Banks                                                                       2.5
Communication Equipment                                                     2.5
Energy Sources                                                              1.6
Business Services                                                           0.0
                                                                          -----
                                                                          100.7%
                                                                          =====

* Calculated as a percentage of net assets.

FOCUSED MULTI-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                               SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK--95.1%
AUTOMOTIVE--4.1%
  Advanced Auto Parts, Inc.+                                             350,000   $    13,692,000
                                                                                   ---------------
BANKS--2.5%
  Bank of America Corp.                                                  190,000         8,510,100
                                                                                   ---------------
BROADCASTING & MEDIA--13.0%
  Echostar Communications Corp.,
    Class A+                                                             285,000         9,011,700
  Fox Entertainment Group, Inc.,
    Class A+                                                             330,000         9,787,800
  Radio One, Inc.+                                                       906,100        13,274,365
  XM Satellite Radio Holdings, Inc.,
    Class A+                                                             350,000        11,312,000
                                                                                   ---------------
                                                                                        43,385,865
                                                                                   ---------------
BUSINESS SERVICES--0.0%
  FutureLink Corp.+(3)(4)                                                  1,785                 0
                                                                                   ---------------
COMMUNICATION EQUIPMENT--2.5%
  Avaya, Inc.+                                                           570,000         8,208,000
                                                                                   ---------------
COMPUTERS & BUSINESS EQUIPMENT--8.3%
  Apple Computer, Inc.+                                                  528,000        27,735,840
                                                                                   ---------------
COMPUTER SOFTWARE--3.0%
  Cognos, Inc.+                                                          252,500         9,976,275
                                                                                   ---------------
ELECTRONICS--12.5%
  Activision, Inc.+                                                      896,100        12,975,528
  Lam Research Corp.+                                                    350,000         9,110,500
  Tessera Technologies, Inc.+                                            697,339        19,476,678
                                                                                   ---------------
                                                                                        41,562,706
                                                                                   ---------------
ENERGY SERVICES--5.6%
  ENSCO International, Inc.                                              168,600         5,150,730
  Grey Wolf, Inc.+                                                     1,066,500         5,524,470
  Transocean, Inc.+                                                      225,000         7,931,250
                                                                                   ---------------
                                                                                        18,606,450
                                                                                   ---------------
ENERGY SOURCES--1.6%
  Denbury Resources, Inc.+                                               209,000         5,183,200
                                                                                   ---------------
FINANCIAL SERVICES--3.1%
  E*TRADE Financial Corp.+                                               793,800        10,240,020
                                                                                   ---------------
FOREST PRODUCTS--3.3%
  Aracruz Celulose SA
  Sponsored ADR                                                          325,000        10,946,000
                                                                                   ---------------
HEALTH SERVICES--13.2%
  AMERIGROUP Corp.+                                                      150,100         9,006,000
  LifePoint Hospitals, Inc.+                                             300,000         9,726,000
  Pediatrix Medical Group, Inc.+                                         184,100        10,355,625
  UnitedHealth Group, Inc.                                               204,680        14,818,832
                                                                                   ---------------
                                                                                        43,906,457
                                                                                   ---------------
INTERNET CONTENT--6.3%
  Ask Jeeves, Inc.+                                                      422,700        10,897,206
  eBay, Inc.+                                                             50,000         4,880,500
  Yahoo!, Inc.+                                                          145,400         5,262,026
                                                                                   ---------------
                                                                                        21,039,732
                                                                                   ---------------
MACHINERY--2.9%
  Dover Corp.                                                            250,000         9,817,500
                                                                                   ---------------

                                                                     SHARES/
                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                            AMOUNT            (NOTE 3)
--------------------------------------------------------------------------------------------------
MEDICAL PRODUCTS--2.7%
  Forest Laboratories, Inc.+                                             200,000   $     8,920,000
                                                                                   ---------------
PHARMACEUTICALS--3.6%
  Celgene Corp.+                                                         408,240        12,092,069
                                                                                   ---------------
RETAIL--3.0%
  Kohl's Corp.+                                                          200,000        10,152,000
                                                                                   ---------------
TELECOMMUNICATIONS--3.9%
  Nextel Communications, Inc.,
    Class A+                                                             485,730        12,866,988
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES--95.1%
  (cost $255,612,849)                                                                  316,841,202
                                                                                   ---------------
SHORT-TERM SECURITIES--1.0%
  Prudential Funding Corp.
    1.29% due 08/02/04
    (cost $3,500,000)                                            $     3,500,000         3,500,000
                                                                                   ---------------
REPURCHASE AGREEMENTS--4.6%
  State Street Bank & Trust Co.
    Joint Repurchase
    Agreement(2)                                                       4,677,000         4,677,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $10,587,573 and collateralized
    by $8,145,000 of United
    States Treasury Bonds,
    bearing interest at 7.50%,
    due 11/15/16 and having
    an approximate value of
    $10,802,306                                                       10,587,000        10,587,000
                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $15,264,000)                                                                    15,264,000
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $274,376,849)(1)                                                   100.7%      335,605,202
Liabilities in excess of
  other assets                                                              (0.7)       (2,333,905)
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   333,271,297
                                                                           =====   ===============

----------
+ Non-income producing securities
ADR--American Depository Receipt
(1) See Note 7 for cost of investments on a tax basis
(2) See Note 3 for details of Joint Repurchase Agreement
(3) Security obtained prior to Portfolio merger and change in investment technique.
(4) Illiquid security

See Notes To Financial Statements

FOCUSED 2000 GROWTH PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Health Services                                                 12.5%
Financial Services                                              12.3
Leisure & Tourism                                               10.3
Medical Products                                                 9.2
Retail                                                           8.5
Electronics                                                      5.6
Business Services                                                5.0
Energy Sources                                                   4.6
Insurance                                                        4.4
Communication Equipment                                          3.8
Computer Software                                                3.3
Transportation                                                   2.9
Machinery                                                        2.7
Housing & Household Durables                                     2.2
Pharmaceuticals                                                  2.2
Automotive                                                       1.7
Repurchase Agreements                                            1.6
Telecommunications                                               1.5
Internet Software                                                1.4
Education                                                        1.3
Internet Content                                                 1.3
Metals & Mining                                                  1.2
Broadcasting & Media                                             0.5
                                                               -----
                                                               100.0%
                                                               =====

* Calculated as a percentage of net assets.

FOCUSED 2000 GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                                SHARES        (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK--98.4%
AUTOMOTIVE--1.7%
  CarMax, Inc.+                                                          200,000   $     5,268,000
                                                                                   ---------------
BROADCASTING & MEDIA--0.5%
  Lin TV Corp., Class A+                                                  80,000         1,454,400
                                                                                   ---------------
BUSINESS SERVICES--5.0%
  Central European
    Distribution Corp.+                                                  217,500         5,504,925
  ChoicePoint, Inc.+                                                     160,000         6,660,800
  Hewitt Associates, Inc., Class A+                                      120,000         3,363,600
                                                                                   ---------------
                                                                                        15,529,325
                                                                                   ---------------
COMMUNICATION EQUIPMENT--3.8%
  CommScope, Inc.+                                                       268,000         4,826,680
  Foundry Networks, Inc.+                                                578,000         7,011,140
                                                                                   ---------------
                                                                                        11,837,820
                                                                                   ---------------
COMPUTER SOFTWARE--3.3%
  Hyperion Solutions Corp.+                                              149,200         5,987,396
  MicroStrategy, Inc., Class A+                                           72,343         4,339,133
                                                                                   ---------------
                                                                                        10,326,529
                                                                                   ---------------
EDUCATION--1.3%
  Universal Technical
    Institute, Inc.+                                                     120,000         3,937,200
                                                                                   ---------------
ELECTRONICS--5.6%
  AMIS Holdings, Inc.+                                                   301,900         4,588,880
  Integrated Silicon Solution, Inc.+                                     454,300         3,411,793
  Leadis Technology, Inc.                                                168,675         1,327,472
  Pixelworks, Inc.+                                                      295,210         3,332,921
  Sigmatel, Inc.+                                                        169,672         5,005,324
                                                                                   ---------------
                                                                                        17,666,390
                                                                                   ---------------
ENERGY SOURCES--4.6%
  Encore Acquisition Co.+                                                150,000         4,897,500
  Meridian Resource Corp.+                                               500,000         4,025,000
  Southwestern Energy Co.+                                               121,000         5,558,740
                                                                                   ---------------
                                                                                        14,481,240
                                                                                   ---------------
FINANCIAL SERVICES--12.3%
  Affiliated Managers Group, Inc.+                                        94,400         5,271,296
  Chicago Mercantile Exchange                                             60,000        10,543,800
  Euronet Worldwide, Inc.+                                               222,655         5,103,253
  First Marblehead Corp.+                                                180,000         9,648,000
  Jefferies Group, Inc.                                                   60,000         2,407,800
  Piper Jaffray Cos., Inc.+                                              121,700         5,321,941
                                                                                   ---------------
                                                                                        38,296,090
                                                                                   ---------------
HEALTH SERVICES--12.5%
  AMERIGROUP Corp.+                                                      150,000         9,000,000
  Centene Corp.+                                                         145,600         6,905,808
  Connetics Corp.+                                                       320,800         8,623,104
  LCA Vision, Inc.                                                       192,852         5,672,742
  Manor Care, Inc.                                                       180,000         5,893,200
  SFBC International, Inc.+                                              111,678         3,105,765
                                                                                   ---------------
                                                                                        39,200,619
                                                                                   ---------------
HOUSING & HOUSEHOLD DURABLES--2.2%
  Toll Brothers, Inc.+                                                   150,000         6,952,500
                                                                                   ---------------
INSURANCE--4.4%
  Arch Capital Group, Ltd.+                                              200,000   $     7,514,000
  Axis Capital Holdings, Ltd.                                            250,000         6,265,000
                                                                                   ---------------
                                                                                        13,779,000
                                                                                   ---------------
INTERNET CONTENT--1.3%
  aQuantive, Inc.+                                                       466,173         4,172,248
                                                                                   ---------------
INTERNET SOFTWARE--1.4%
  Websense, Inc.+                                                        109,500         4,442,415
                                                                                   ---------------
LEISURE & TOURISM--10.3%
  Cheesecake Factory, Inc.+                                               60,000         2,604,600
  Ctrip.com International, Ltd.+                                         154,183         6,162,695
  Kerzner International, Ltd.+                                           120,000         6,086,400
  RARE Hospitality
    International, Inc.+                                                 208,600         5,780,306
  Wynn Resorts, Ltd.+                                                    200,000        11,630,000
                                                                                   ---------------
                                                                                        32,264,001
                                                                                   ---------------
MACHINERY--2.7%
  Ceradyne, Inc.+                                                         99,500         4,267,555
  Joy Global, Inc.                                                       126,400         4,271,056
                                                                                   ---------------
                                                                                         8,538,611
                                                                                   ---------------
MEDICAL PRODUCTS--9.2%
  American Medical Systems
    Holdings, Inc.+                                                       44,400         1,647,240
  Cooper Cos., Inc.                                                       95,500         6,718,425
  Edwards Lifesciences Corp.+                                            170,000         5,810,600
  Intuitive Surgical, Inc.+                                              149,361         4,358,354
  Kensey Nash Corp.+                                                     188,300         5,385,380
  Wright Medical Group, Inc.+                                            184,200         4,757,886
                                                                                   ---------------
                                                                                        28,677,885
                                                                                   ---------------
METALS & MINING--1.2%
  Steel Dynamics, Inc.                                                   117,400         3,897,680
                                                                                   ---------------
PHARMACEUTICALS--2.2%
  Martek Biosciences Corp.+                                               72,758         3,423,701
  United Therapeutics Corp.+                                             109,812         3,432,723
                                                                                   ---------------
                                                                                         6,856,424
                                                                                   ---------------
RETAIL--8.5%
  Aeropostale, Inc.+                                                     193,500         6,104,925
  Hot Topic, Inc.+                                                       331,800         6,821,808
  Select Comfort Corp.+                                                  150,000         2,568,000
  Sharper Image Corp.+                                                   236,400         4,840,290
  Urban Outfitters, Inc.+                                                150,000         6,150,000
                                                                                   ---------------
                                                                                        26,485,023
                                                                                   ---------------
TELECOMMUNICATIONS--1.5%
  Novatel Wireless, Inc.+                                                222,158         4,609,778
                                                                                   ---------------
TRANSPORTATION--2.9%
  C.H. Robinson Worldwide, Inc.                                           70,000         3,775,800
  Overnite Corp.                                                         158,900         5,142,004
                                                                                   ---------------
                                                                                         8,917,804
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES--98.4%
  (cost $261,856,816)                                                                  307,590,982
                                                                                   ---------------

                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                            AMOUNT            (NOTE 3)
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.6%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.68%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $4,298,602 and collateralized
    by $3,310,000 of United
    States Treasury Bonds,
    bearing interest at 7.50%,
    due 11/15/16 and having
    an approximate value of
    $4,389,888                                                   $     4,298,000   $     4,298,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $389,021 and collateralized
    by $280,000 of United
    States Treasury Bonds,
    bearing interest at 8.50%,
    due 02/15/20 and having
    an approximate value of
    $403,675                                                             389,000           389,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $234,013 and collateralized
    by $230,000 of United
    States Treasury Notes,
    bearing interest at 4.38%,
    due 08/15/12 and having
    an approximate value of
    $240,173                                                             234,000           234,000
                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $4,921,000)                                                                      4,921,000
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $266,777,816)(1)                                                   100.0%      312,511,982
Other assets less liabilities                                                0.0            50,502
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   312,562,484
                                                                           =====   ===============

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis

See Notes To Financial Statements

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                                   18.4%
Pharmaceuticals                                                      15.3
Broadcasting & Media                                                 11.8
Banks                                                                11.0
Food Beverage & Tobacco                                               8.9
Retail                                                                6.7
Energy Sources                                                        6.4
Electronics                                                           6.3
Telecommunications                                                    4.2
Computer Software                                                     2.7
Health Services                                                       2.5
Euro Time Deposit                                                     2.3
Medical Products                                                      2.1
Repurchase Agreements                                                 1.9
                                                                    -----
                                                                    100.5%
                                                                    =====

* Calculated as a percentage of net assets.

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                               SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK--96.3%
BANKS--11.0%
  Bank of America Corp.                                                  706,700   $    31,653,093
  Washington Mutual, Inc.                                                571,500        22,122,765
                                                                                   ---------------
                                                                                        53,775,858
                                                                                   ---------------
BROADCASTING & MEDIA--11.8%
  Comcast Corp., Class A+                                                898,300        26,499,850
  Liberty Media Corp., Class A+                                        1,799,000        16,047,080
  Time Warner, Inc.+                                                     928,000        15,441,920
                                                                                   ---------------
                                                                                        57,988,850
                                                                                   ---------------
COMPUTER SOFTWARE--2.7%
  First Data Corp.                                                       320,000        13,209,600
                                                                                   ---------------
ELECTRONICS--6.3%
  Lam Research Corp.+                                                    561,100        14,605,433
  Teradyne, Inc.+                                                        983,800        16,291,728
                                                                                   ---------------
                                                                                        30,897,161
                                                                                   ---------------
ENERGY SOURCES--6.4%
  ConocoPhillips                                                         249,200        21,010,052
  Shell Transport &
    Trading Co., PLC
    Sponsored ADR                                                        213,600        10,094,736
                                                                                   ---------------
                                                                                        31,104,788
                                                                                   ---------------
FINANCIAL SERVICES--18.4%
  Citigroup, Inc.                                                        189,800         8,421,426
  Fannie Mae                                                             835,500        58,610,325
  Freddie Mac@                                                           343,200        22,857,120
                                                                                   ---------------
                                                                                        89,888,871
                                                                                   ---------------
FOOD, BEVERAGE & TOBACCO--8.9%
  Altria Group, Inc.                                                     455,100        22,054,146
  Anheuser-Busch Cos., Inc.                                              260,000        12,987,000
  UST, Inc.                                                              211,000         8,684,760
                                                                                   ---------------
                                                                                        43,725,906
                                                                                   ---------------
HEALTH SERVICES--2.5%
  Quest Diagnostics, Inc.                                                138,020        12,082,271
                                                                                   ---------------
MEDICAL PRODUCTS--2.1%
  Baxter International, Inc.                                             328,200        10,095,432
                                                                                   ---------------
PHARMACEUTICALS--15.3%
  Bristol-Myers Squibb Co.                                               629,300        14,744,499
  Medco Health Solutions Inc.+                                           393,100        13,330,021
  Merck & Co., Inc.                                                      441,000        13,807,710
  Pfizer, Inc.                                                         1,133,500        32,814,825
                                                                                   ---------------
                                                                                        74,697,055
                                                                                   ---------------

                                                                     SHARES/
                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                            AMOUNT            (NOTE 3)
--------------------------------------------------------------------------------------------------
RETAIL--6.7%
  Gap, Inc.                                                              764,500   $    15,274,710
  Home Depot, Inc.                                                       424,000        17,417,920
                                                                                   ---------------
                                                                                        32,692,630
                                                                                   ---------------
TELECOMMUNICATIONS--4.2%
  SBC Communications, Inc.                                               817,600        20,652,576
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES--96.3%
  (cost $449,204,706)                                                                  470,810,998
                                                                                   ---------------
SHORT-TERM SECURITIES--2.3%
  Euro Time Deposit with State
    Street Bank & Trust Co.
    1.25% due 11/01/04
    (cost $11,147,000)                                           $       11,147,000     11,147,000
                                                                                   ---------------
REPURCHASE AGREEMENTS--1.9%
  UBS Securities, LLC Joint
    Repurchase Agreement(2)                                      $        4,440,000      4,440,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $5,028,272 and collateralized
    by $4,185,000 of United
    States Treasury Bonds,
    bearing interest at 6.25%,
    due 05/15/30 and having
    an approximate value of
    $5,132,852                                                         5,028,000         5,028,000
                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $9,468,000)                                                                      9,468,000
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $469,819,706)(1)                                                   100.5%      491,425,998
Liabilities in excess of
  other assets                                                              (0.5)       (2,556,336)
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   488,869,662
                                                                           =====   ===============

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis
(2) See Note 3 for details of Joint Repurchase Agreement
ADR--American Depository Receipt
@ The security or a portion thereof represents collateral for the following open futures contracts:

                              OPEN FUTURE CONTRACTS

                                                                                                  UNREALIZED
   NUMBER                                                                      VALUE AS OF       APPRECIATION
OF CONTRACTS      DESCRIPTION     EXPIRATION DATE     VALUE AT TRADE DATE   OCTOBER 31, 2004    (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
  16 Long        S&P 500 Index     December 2004          $ 4,480,564          $ 4,521,200         $ 40,636
                                                                                                   ========

See Notes To Financial Statements

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Real Estate Companies                                                9.9%
Banks                                                                9.8
Food, Beverage & Tobacco                                             7.4
Broadcasting & Media                                                 6.5
Energy Sources                                                       6.1
Multi-Industry                                                       5.6
Electronics                                                          5.5
Repurchase Agreements                                                5.5
Pharmaceuticals                                                      5.4
Real Estate Investment Trusts                                        5.0
Insurance                                                            4.4
Business Services                                                    3.7
Chemicals                                                            3.7
Financial Services                                                   3.7
Automotive                                                           3.4
Metals & Mining                                                      3.3
Apparel & Textiles                                                   2.8
Machinery                                                            2.8
Telecommunications                                                   2.6
Leisure & Tourism                                                    2.1
                                                                    ----
                                                                    99.2%
                                                                    ====

* Calculated as a percentage of net assets.

FOCUSED MULTI-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                                SHARES        (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK--93.7%
APPAREL & TEXTILES--2.8%
  V. F. Corp.                                                            309,900   $    16,681,917
                                                                                   ---------------
AUTOMOTIVE--3.4%
  AutoZone, Inc.+                                                        249,300        20,395,233
                                                                                   ---------------
BANKS--9.8%
  Golden West Financial Corp.                                            141,400        16,532,488
  North Fork Bancorp., Inc.                                              377,700        16,656,570
  SunTrust Banks, Inc.                                                   367,900        25,892,802
                                                                                   ---------------
                                                                                        59,081,860
                                                                                   ---------------
BROADCASTING & MEDIA--6.5%
  Liberty Media
    International, Inc.+                                                 377,760        13,618,248
  New York Times Co., Class A                                            636,700        25,499,835
                                                                                   ---------------
                                                                                        39,118,083
                                                                                   ---------------
BUSINESS SERVICES--3.7%
  Republic Services, Inc.                                                716,781        22,076,855
                                                                                   ---------------
CHEMICALS--3.7%
  du Pont (E.I.) de Nemours & Co.                                        519,100        22,253,817
                                                                                   ---------------
ELECTRONICS--5.5%
  AVX Corp.                                                            1,502,800        18,033,600
  Emerson Electric Co.                                                   233,044        14,926,468
                                                                                   ---------------
                                                                                        32,960,068
                                                                                   ---------------
ENERGY SOURCES--6.1%
  Devon Energy Corp.                                                     201,200        14,882,764
  Encana Corp.                                                           446,100        22,037,340
                                                                                   ---------------
                                                                                        36,920,104
                                                                                   ---------------
FINANCIAL SERVICES--3.7%
  CIT Group, Inc.                                                        437,400        17,670,960
  Instinet Group, Inc.+                                                1,000,000         4,800,000
                                                                                   ---------------
                                                                                        22,470,960
                                                                                   ---------------
FOOD, BEVERAGE & TOBACCO--7.4%
  Kraft Foods, Inc., Class A@                                            695,200        23,157,112
  Unilever NV                                                            369,800        21,555,642
                                                                                   ---------------
                                                                                        44,712,754
                                                                                   ---------------
INSURANCE--4.4%
  Assurant, Inc.                                                         525,700        14,183,386
  MGIC Investment Corp.                                                  188,800        12,141,728
                                                                                   ---------------
                                                                                        26,325,114
                                                                                   ---------------
LEISURE & TOURISM--2.1%
  Outback Steakhouse, Inc.                                               324,400        12,842,996
                                                                                   ---------------
MACHINERY--2.8%
  Alamo Group, Inc.                                                      897,509        16,603,917
                                                                                   ---------------
METALS & MINING--3.3%
  Martin Marietta Materials, Inc.@                                       437,830        19,934,400
                                                                                   ---------------
MULTI-INDUSTRY--5.6%
  Hutchison Whampoa, Ltd.                                              4,392,000        33,856,234
                                                                                   ---------------
PHARMACEUTICALS--5.4%
  Bristol-Myers Squibb Co.                                               668,100        15,653,583
  Sankyo Co., Ltd.                                                       824,100        17,132,247
                                                                                   ---------------
                                                                                        32,785,830
                                                                                   ---------------
REAL ESTATE COMPANIES--9.9%
  Forest City
    Enterprises, Inc., Class A                                           629,850        34,610,257
  St. Joe Co.                                                            484,600        24,666,140
                                                                                   ---------------
                                                                                        59,276,397
                                                                                   ---------------

                                                                     SHARES/
                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                             AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--5.0%
  Catellus Development Corp.                                           1,039,266   $    29,972,431
                                                                                   ---------------
TELECOMMUNICATIONS--2.6%
  ALLTEL Corp.                                                           286,500        15,737,445
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES--93.7%
  (cost $488,234,372)                                                                  564,006,415
                                                                                   ---------------
REPURCHASE AGREEMENTS--5.5%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.90%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $21,848,639 and collateralized
    by $16,805,000 of United
    States Treasury Bonds,
    bearing interest at 7.50%,
    due 11/15/16 and having
    an approximate value of
    $22,287,631                                                  $    21,847,000        21,847,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.90%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $7,961,597 and collateralized
    by $5,580,000 of United
    States Treasury Bonds,
    bearing interest at 8.75%,
    due 05/15/17 and having
    an approximate value of
    $8,124,368                                                         7,961,000         7,961,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.90%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $2,929,220 and collateralized
    by $2,515,000 of United
    States Treasury Bonds,
    bearing interest at 6.13%,
    due 08/15/29 and having
    an approximate value of
    $2,990,451                                                         2,929,000         2,929,000
                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $32,737,000)                                                  32,737,000        32,737,000
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $520,971,372)(1)                                                    99.2%      596,743,415
Other assets less liabilities                                                0.8         4,964,775
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   601,708,190
                                                                           =====   ===============

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis
@ The security or a portion thereof represents collateral for the following open futures contracts:

                             OPEN FUTURES CONTRACTS

                                                                                            UNREALIZED
   NUMBER                                                                  VALUE AS OF     APPRECIATION
OF CONTRACTS   DESCRIPTION     EXPIRATION DATE    VALUE AT TRADE DATE   OCTOBER 31, 2004  (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
   86 Long    S&P 500 Index     December 2004        $ 23,786,000         $ 24,301,450       $ 515,450
                                                                                             =========

                     OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                  GROSS
   CONTRACT            IN EXCHANGE          DELIVERY            UNREALIZED
  TO DELIVER               FOR                DATE            (DEPRECIATION)
----------------------------------------------------------------------------
USD 21,861,624       EUR 17,103,529        11/30/2004           $ (23,560)
                                                                =========

----------
EUR--Euro
USD--United States Dollar

See Notes To Financial Statements

FOCUSED 2000 VALUE PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Insurance                                                            8.7%
Retail                                                               6.3
Financial Services                                                   5.9
Chemicals                                                            5.7
Energy Services                                                      5.7
Business Services                                                    5.5
Real Estate Investment Trusts                                        4.7
Transportation                                                       4.6
Real Estate Companies                                                4.5
Banks                                                                4.4
Broadcasting & Media                                                 3.4
Forest Products                                                      3.1
Automotive                                                           3.0
Electronics                                                          2.9
Internet Software                                                    2.7
Machinery                                                            2.7
Leisure & Tourism                                                    2.5
Federal Home Loan Bank                                               2.4
Food, Beverage & Tobacco                                             2.3
Repurchase Agreements                                                2.2
Housing & Household Durables                                         1.9
Apparel & Textile                                                    1.8
Energy Sources                                                       1.8
Health Services                                                      1.7
Telecommunications                                                   1.6
Multi-Industry                                                       1.5
Communication Equipment                                              1.3
Pharmaceuticals                                                      1.3
Manufacturing                                                        1.2
Computer Software                                                    0.6
                                                                    ----
                                                                    97.9%
                                                                    ====

* Calculated as a percentage of net assets.

FOCUSED 2000 VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                               SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK--89.9%
APPAREL & TEXTILES--1.8%
  Jones Apparel Group, Inc.                                              268,900   $     9,492,170
                                                                                   ---------------
AUTOMOTIVE--3.0%
  Delphi Corp.                                                           988,700         8,314,967
  Superior Industries
    International, Inc.                                                  275,000         7,499,250
                                                                                   ---------------
                                                                                        15,814,217
                                                                                   ---------------
BANKS--2.7%
  Brookline Bancorp, Inc.                                                450,000         6,970,500
  Washington Federal, Inc.                                               300,000         7,656,000
                                                                                   ---------------
                                                                                        14,626,500
                                                                                   ---------------
BROADCASTING & MEDIA--3.4%
  R.H. Donnelley Corp.                                                   158,100         8,576,925
  Valassis Communications, Inc.+                                         278,100         9,561,078
                                                                                   ---------------
                                                                                        18,138,003
                                                                                   ---------------
BUSINESS SERVICES--5.5%
  BearingPoint, Inc.+                                                  1,151,700        10,019,790
  BISYS Group, Inc.+                                                     630,425         9,204,205
  Jacobs Engineering Group, Inc.+                                        250,000        10,182,500
                                                                                   ---------------
                                                                                        29,406,495
                                                                                   ---------------
CHEMICALS--5.7%
  Ferro Corp.                                                            300,000         6,321,000
  Georgia Gulf Corp.                                                     144,100         6,523,407
  Lubrizol Corp.                                                         250,000         8,682,500
  Spartech Corp.                                                         358,700         9,039,240
                                                                                   ---------------
                                                                                        30,566,147
                                                                                   ---------------
COMMUNICATION EQUIPMENT--1.3%
  Foundry Networks, Inc.+                                                580,000         7,035,400
                                                                                   ---------------
COMPUTER SOFTWARE--0.6%
  Pinnacle Systems, Inc.+                                                660,000         3,075,600
                                                                                   ---------------
ELECTRONICS--2.9%
  Arrow Electronics, Inc.+                                               360,900         8,647,164
  Integrated Device
    Technology, Inc.+                                                    590,000         6,973,800
                                                                                   ---------------
                                                                                        15,620,964
                                                                                   ---------------
ENERGY SERVICES--5.7%
  Alliant Energy Corp.                                                   437,400        11,538,612
  ENSCO International, Inc.                                              309,800         9,464,390
  Patterson-UTI Energy, Inc.                                             475,000         9,134,250
                                                                                   ---------------
                                                                                        30,137,252
                                                                                   ---------------
ENERGY SOURCES--1.8%
  Forest Oil Corp.+                                                      320,000         9,760,000
                                                                                   ---------------
FINANCIAL SERVICES--4.2%
  A.G. Edwards, Inc.                                                     235,300         8,531,978
  Apollo Investment Corp.+                                               558,500         7,595,600
  CIT Group, Inc.                                                        151,000         6,100,400
                                                                                   ---------------
                                                                                        22,227,978
                                                                                   ---------------
FOOD, BEVERAGE & TOBACCO--2.3%
  American Italian
    Pasta Co., Class A                                                   245,000         4,973,500
  Smithfield Foods, Inc.+                                                296,500         7,184,195
                                                                                   ---------------
                                                                                        12,157,695
                                                                                   ---------------
FOREST PRODUCTS--3.1%
  Rayonier, Inc.                                                         190,000   $     9,006,000
  Sealed Air Corp.+                                                      152,100         7,535,034
                                                                                   ---------------
                                                                                        16,541,034
                                                                                   ---------------
HEALTH SERVICES--1.7%
  Apria Healthcare Group, Inc.+                                           42,500         1,162,800
  Tenet Healthcare Corp.+                                                731,800         7,844,896
                                                                                   ---------------
                                                                                         9,007,696
                                                                                   ---------------
HOUSING & HOUSEHOLD DURABLES--1.9%
  Beazer Homes USA, Inc.                                                  89,600         9,836,288
                                                                                   ---------------
INSURANCE--8.7%
  Allmerica Financial Corp.+                                             220,200         6,628,020
  Assured Guaranty, Ltd.                                                 542,850         8,913,597
  Old Republic
    International Corp.                                                  310,000         7,238,500
  Radian Group, Inc.                                                     170,300         8,162,479
  UnumProvident Corp.                                                    704,500         9,623,470
  White Mountains
    Insurance Group, Ltd.                                                 11,620         5,928,524
                                                                                   ---------------
                                                                                        46,494,590
                                                                                   ---------------
INTERNET SOFTWARE--2.7%
  United Online, Inc.+                                                   844,200         7,927,038
  Verity, Inc.+                                                          500,000         6,460,000
                                                                                   ---------------
                                                                                        14,387,038
                                                                                   ---------------
LEISURE & TOURISM--2.5%
  AirTran Holdings, Inc.+                                                391,900         4,553,878
  GTECH Holdings Corp.                                                   375,300         8,883,351
                                                                                   ---------------
                                                                                        13,437,229
                                                                                   ---------------
MACHINERY--2.7%
  Global Power
    Equipment Group, Inc.+                                               955,900         7,704,554
  Joy Global, Inc.                                                       190,000         6,420,100
                                                                                   ---------------
                                                                                        14,124,654
                                                                                   ---------------
MANUFACTURING--1.2%
  York International Corp.                                               206,600         6,578,144
                                                                                   ---------------
MULTI-INDUSTRY--1.5%
  Federal Signal Corp.                                                   473,800         7,874,556
                                                                                   ---------------
PHARMACEUTICALS--1.3%
  Express Scripts, Inc., Class A+                                        109,100         6,982,400
                                                                                   ---------------
REAL ESTATE COMPANIES--4.5%
  LNR Property Corp.                                                     129,600         8,105,184
  MI Developments, Inc.                                                  282,900         7,233,753
  St. Joe Co.                                                            171,700         8,739,530
                                                                                   ---------------
                                                                                        24,078,467
                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS--4.7%
  American Financial
    Realty Trust                                                         614,900         9,039,030
  Home Properties, Inc.                                                  200,000         8,230,000
  Ventas, Inc.                                                           284,200         7,644,980
                                                                                   ---------------
                                                                                        24,914,010
                                                                                   ---------------
RETAIL--6.3%
  Big Lots, Inc.+                                                        715,000         8,858,850
  BJ's Wholesale Club, Inc.+                                             343,500         9,971,805
  Sears, Roebuck & Co.                                                   426,900        14,941,499
                                                                                   ---------------
                                                                                        33,772,154
                                                                                   ---------------

                                                                     SHARES/
                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                             AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)
TELECOMMUNICATIONS--1.6%
  CenturyTel, Inc.                                                       262,200   $     8,413,998
                                                                                   ---------------
TRANSPORTATION--4.6%
  CSX Corp.                                                              421,400        15,381,100
  Laidlaw International, Inc.+                                           450,000         7,501,500
  Teekay Shipping Corp.                                                   38,600         1,783,320
                                                                                   ---------------
                                                                                        24,665,920
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES--89.9%
  (cost $439,354,011)                                                                  479,166,599
                                                                                   ---------------
SHORT-TERM SECURITIES--5.8%
  Federal Home Loan Bank
    Consolidated Disc. Notes
    1.69% due 11/01/04                                           $    13,100,000        13,098,155
  Prudential Funding Corp.
    1.78% due 11/01/04                                                 9,000,000         8,998,665
  UBS Finance Delaware, LLC
    1.84% due 11/01/04                                                 9,000,000         9,000,000
                                                                                   ---------------
TOTAL SHORT-TERM SECURITIES
  (cost $31,096,820)                                                                    31,096,820
                                                                                   ---------------

                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                             AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--2.2%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 1.70%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $6,416,909 and collateralized
    by $5,635,000 of United
    States Treasury Notes,
    bearing interest at 6.50%,
    due 02/15/10 and having
    an approximate value of
    $6,548,738                                                   $     6,416,000   $     6,416,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $4,983,295 and collateralized
    by $3,380,000 of United
    States Treasury Bonds,
    bearing interest at 9.00%,
    due 11/15/18 and having
    an approximate value of
    $5,084,994                                                         4,983,025         4,983,025
                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $11,399,025)                                                                    11,399,025
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $481,849,856)(1)                                                    97.9%      521,662,444
Other assets less liabilities                                                2.1        11,239,335
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   532,901,779
                                                                           =====   ===============

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis

See Notes To Financial Statements

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                                  13.4%
Pharmaceuticals                                                     12.8
Broadcasting & Media                                                 6.7
Computer Software                                                    6.7
Retail                                                               6.5
Telecommunications                                                   6.5
Housing & Household Durables                                         6.4
Electronics                                                          6.1
Repurchase Agreements                                                5.8
Communication Equipment                                              5.7
Health Services                                                      5.1
Energy Sources                                                       3.7
Leisure & Tourism                                                    3.3
Banks                                                                3.0
Food, Beverage & Tobacco                                             2.9
Medical Products                                                     2.7
Machinery                                                            2.3
                                                                    ----
                                                                    99.6%
                                                                    ====

* Calculated as a percentage of net assets.

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                               SHARES         (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK--93.8%
BANKS--3.0%
  Washington Mutual, Inc.                                                327,500   $    12,677,525
                                                                                   ---------------
BROADCASTING & MEDIA--6.7%
  Liberty Media Corp., Class A+                                        1,572,000        14,022,240
  Time Warner, Inc.+                                                     831,500        13,836,160
                                                                                   ---------------
                                                                                        27,858,400
                                                                                   ---------------
COMMUNICATION EQUIPMENT--5.7%
  QUALCOMM, Inc.                                                         565,816        23,656,767
                                                                                   ---------------
COMPUTER SOFTWARE--6.7%
  Electronic Arts, Inc.+                                                 339,412        15,246,387
  First Data Corp.                                                       307,500        12,693,600
                                                                                   ---------------
                                                                                        27,939,987
                                                                                   ---------------
ELECTRONICS--6.1%
  Samsung Electronics Co., Ltd.                                           33,000        12,955,337
  Texas Instruments, Inc.                                                506,200        12,376,590
                                                                                   ---------------
                                                                                        25,331,927
                                                                                   ---------------
ENERGY SOURCES--3.7%
  Petroleo Brasileiro SA ADR                                             438,600        15,574,686
                                                                                   ---------------
FINANCIAL SERVICES--13.4%
  Citigroup, Inc.                                                        280,200        12,432,474
  Countrywide Financial Corp.                                            222,578         7,106,916
  E*TRADE Financial Corp.+                                               567,000         7,314,300
  Fannie Mae                                                             181,700        12,746,255
  SLM Corp.                                                              360,285        16,306,499
                                                                                   ---------------
                                                                                        55,906,444
                                                                                   ---------------
FOOD, BEVERAGE & TOBACCO--2.9%
  Anheuser-Busch Cos., Inc.                                              245,000        12,237,750
                                                                                   ---------------
HEALTH SERVICES--5.1%
  UnitedHealth Group, Inc.                                               292,240        21,158,176
                                                                                   ---------------
HOUSING & HOUSEHOLD DURABLES--6.4%
  Colgate-Palmolive Co.                                                  266,700        11,900,154
  Lennar Corp., Class A                                                  333,628        15,006,588
                                                                                   ---------------
                                                                                        26,906,742
                                                                                   ---------------
LEISURE & TOURISM--3.3%
  Southwest Airlines Co.                                                 887,600        13,997,452
                                                                                   ---------------
MACHINERY--2.3%
  Caterpillar, Inc.                                                      117,713         9,480,605
                                                                                   ---------------
MEDICAL PRODUCTS--2.7%
  Boston Scientific Corp.+                                               324,180        11,443,554
                                                                                   ---------------
PHARMACEUTICALS--12.8%
  Bristol-Myers Squibb Co.                                               537,200        12,586,596
  Genentech, Inc.+                                                       353,174        16,080,012
  Merck & Co., Inc.                                                      387,700        12,138,887
  Pfizer, Inc.                                                           443,800        12,848,010
                                                                                   ---------------
                                                                                        53,653,505
                                                                                   ---------------
RETAIL--6.5%
  Gap, Inc.                                                              678,500        13,556,430
  Home Depot, Inc.                                                       330,000        13,556,400
                                                                                   ---------------
                                                                                        27,112,830
                                                                                   ---------------

                                                                     SHARES/
                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                             AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--6.5%
  ALLTEL Corp.                                                           234,600   $    12,886,577
  Nextel Communications, Inc.,
    Class A+                                                             540,000        14,304,600
                                                                                   ---------------
                                                                                        27,191,177
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES--93.8%
  (cost $343,321,365)                                                                  392,127,527
                                                                                   ---------------

REPURCHASE AGREEMENTS--5.8%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $19,607,062 and collateralized
    by $19,950,000 of Federal
    Home Loan Bank Bonds, bearing
    interest at 2.41%, due
    06/18/13 and having an
    approximate value of
    $19,999,875                                                  $    19,606,000        19,606,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $4,433,240 and collateralized
    by $3,010,000 of United States
    Treasury Bonds, bearing
    interest at 9.00%, due 11/15/18
    and having an approximate
    value of $4,528,352                                                4,433,000         4,433,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $196,011 and collateralized
    by $145,000 of United States
    Treasury Bonds, bearing
    interest at 8.13%, due 08/15/19
    and having an approximate
    value of $202,093                                                    196,000           196,000
                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $24,235,000)                                                  24,235,000        24,235,000
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $367,556,365)(1)                                                    99.6%      416,362,527
Other assets less liabilities                                                0.4         1,570,980
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   417,933,507
                                                                           =====   ===============

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis
ADR--American Depository Receipt

See Notes To Financial Statements

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Industrial & Commercial                                              17.7%
Healthcare                                                           15.8
Finance                                                              13.9
Information & Entertainment                                          13.4
Consumer Discretionary                                                8.0
Consumer Staples                                                      7.7
Information Technology                                                6.5
Materials                                                             6.0
Real Estate                                                           3.9
Repurchase Agreements                                                 3.4
Energy                                                                3.0
Federal Home Loan Bank                                                1.3
                                                                    -----
                                                                    100.6%
                                                                    =====

COUNTRY ALLOCATION*

United Kingdom                                                       23.8%
Japan                                                                15.9
France                                                                9.7
Germany                                                               9.4
United States                                                         8.3
Switzerland                                                           8.1
Australia                                                             5.9
Ireland                                                               4.1
Brazil                                                                3.3
South Korea                                                           3.2
Mexico                                                                3.1
Norway                                                                3.0
Finland                                                               2.8
                                                                    -----
                                                                    100.6%
                                                                    =====

* Calculated as a percentage of net assets.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                                SHARES        (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK--93.6%
AUSTRALIA--3.6%
  Australia & New Zealand Banking
    Group, Ltd.                                                          482,800   $     7,375,513
                                                                                   ---------------
BRAZIL--3.3%
  Aracruz Celulose SA
    Sponsored ADR                                                        201,100         6,773,048
                                                                                   ---------------
FINLAND--2.8%
  Metso Corp.                                                            402,500         5,686,476
                                                                                   ---------------
FRANCE--9.7%
  Renault SA                                                              95,200         7,991,882
  Suez SA                                                                283,300         6,641,716
  Vivendi Universal SA+                                                  191,900         5,257,749
                                                                                   ---------------
                                                                                        19,891,347
                                                                                   ---------------
GERMANY--9.4%
  Bayerische Motoren Werke (BMW)                                         197,800         8,391,084
  Pfeiffer Vacuum Technology AG                                          107,100         4,247,362
  Siemens AG                                                              90,711         6,773,437
                                                                                   ---------------
                                                                                        19,411,883
                                                                                   ---------------
IRELAND--4.1%
  Bank of Ireland                                                        618,500         8,508,567
                                                                                   ---------------
JAPAN--15.9%
  Leopalace21 Corp.                                                      442,100         8,087,934
  Mitsubishi Tokyo Financial
    Group, Inc.                                                              360         3,061,659
  Mitsui Mining & Smelting Co.,
    Ltd.                                                               1,409,000         5,578,748
  Seiko Epson Corp.                                                      162,600         6,729,865
  Takeda Pharmaceutical Co., Ltd.                                        189,700         9,178,020
                                                                                   ---------------
                                                                                        32,636,226
                                                                                   ---------------
MEXICO--3.1%
  Grupo Televisa SA de CV
    Sponsored ADR                                                        116,200         6,391,000
                                                                                   ---------------
NORWAY--3.0%
  Statoil ASA                                                            428,800         6,220,650
                                                                                   ---------------
SOUTH KOREA--3.2%
  Samsung Electronics Co., Ltd.
    GDR*                                                                  33,944         6,653,024
                                                                                   ---------------
SWITZERLAND--8.1%
  Roche Holding AG                                                       131,910        13,523,565
  UBS AG                                                                  42,715         3,087,616
                                                                                   ---------------
                                                                                        16,611,181
                                                                                   ---------------
UNITED KINGDOM--23.8%
  Diageo, PLC                                                            653,800         8,753,075
  EMI Group, PLC                                                       1,312,641         5,108,055
  Enodis, PLC+                                                         3,601,300         5,741,362
  GlaxoSmithKline, PLC                                                   470,100         9,909,228
  InterContinental Hotels Group,
    PLC                                                                  492,906         6,037,406
  Reckitt Benckiser, PLC                                                 256,900         7,053,438
  Royal Bank of Scotland Group,
    PLC                                                                  219,700         6,480,242
                                                                                   ---------------
                                                                                        49,082,806
                                                                                   ---------------
UNITED STATES--3.6%
  Tyco International, Ltd.                                               236,716         7,373,703
                                                                                   ---------------
TOTAL COMMON STOCK
  (cost $178,297,279)                                                                  192,615,424
                                                                                   ---------------

                                                                     SHARES/
                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                             AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------
PREFERRED STOCK--2.3%
AUSTRALIA--2.3%
News Corp., Ltd. Sponsored ADR
  (cost $4,767,253)                                                      153,100   $     4,813,464
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES
  (cost $183,064,532)                                                                  197,428,888
                                                                                   ---------------
SHORT-TERM SECURITIES--1.3%
  Federal Home Loan Bank
    Consolidated Disc. Notes
    1.67% due 11/01/04
    (cost $2,624,000)                                            $     2,624,000         2,624,000
                                                                                   ---------------
REPURCHASE AGREEMENTS--3.4%
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $4,118,223 and collateralized
    by $3,615,000 of United States
    Treasury Notes, bearing interest
    at 6.50%, due 02/15/10 and
    having an approximate value of
    $4,201,187                                                         4,118,000         4,118,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.65%, dated
    10/29/04, to be repurchased
    11/01/04 in the amount of
    $2,943,159 and collateralized
    by $2,115,000 of United
    States Treasury Bonds,
    bearing interest at 8.00%,
    due 11/15/21 and having
    an approximate value of
    $3,002,092                                                         2,943,000         2,943,000
                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $7,061,000)                                                    7,061,000         7,061,000
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $192,749,532)(1)                                                   100.6%      207,113,888
Liabilities in excess of
  other assets                                                              (0.6)       (1,267,204)
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   205,846,684
                                                                           =====   ===============

----------
+ Non-income producing securities
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At October 31, 2004, the aggregate value of these securities was $6,653,024 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1) See Note 7 for cost of investments on a tax basis
ADR--American Depository Receipt
GDR--Global Depository Receipt

                     OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                          GROSS
  CONTRACT            IN EXCHANGE        DELIVERY       UNREALIZED
 TO DELIVER               FOR              DATE        APPRECIATION
-------------------------------------------------------------------
GBP 2,900,000        USD 5,252,770      07/14/2005       $ 13,187
                                                         --------

                                                                                  GROSS
  CONTRACT                                    IN EXCHANGE        DELIVERY       UNREALIZED
 TO DELIVER                                       FOR              DATE        DEPRECIATION
-------------------------------------------------------------------------------------------
GBP 3,000,000                                USD 5,406,000      07/12/2005      $  (14,892)
                                                                                ----------
Net Unrealized Appreciation(Depreciation)                                       $   (1,705)
                                                                                ==========

----------
GBP--Pound Sterling
USD--United States Dollar

See Notes To Financial Statements

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Internet Content                                                     27.9%
Computer Software                                                    16.3
Computers & Business Equipment                                       10.4
Electronics                                                           9.2
Communication Equipment                                               8.8
Broadcasting & Media                                                  8.4
Telecommunications                                                    5.1
Financial Services                                                    4.7
Repurchase Agreements                                                 4.7
Business Services                                                     4.6
                                                                    -----
                                                                    100.1%
                                                                    =====

* Calculated as a percentage of net assets.

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                                SHARES        (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK--95.4%
BROADCASTING & MEDIA--8.4%
  Getty Images, Inc.+                                                     67,300   $     3,979,449
  Time Warner, Inc.+                                                     227,400         3,783,936
                                                                                   ---------------
                                                                                         7,763,385
                                                                                   ---------------
BUSINESS SERVICES--4.6%
  Monster Worldwide, Inc.+                                               150,069         4,209,435
                                                                                   ---------------
COMMUNICATION EQUIPMENT--8.8%
  Avaya, Inc.+                                                           175,900         2,532,960
  Comverse Technology, Inc.+                                             169,600         3,500,544
  QUALCOMM, Inc.                                                          50,900         2,128,129
                                                                                   ---------------
                                                                                         8,161,633
                                                                                   ---------------
COMPUTERS & BUSINESS EQUIPMENT--10.4%
  Dell, Inc.+                                                            173,600         6,086,416
  Research In Motion, Ltd.+                                               39,800         3,510,360
                                                                                   ---------------
                                                                                         9,596,776
                                                                                   ---------------
COMPUTER SOFTWARE--16.3%
  Cognos, Inc.+                                                           78,000         3,081,780
  EMC Corp.+                                                             212,900         2,740,023
  Microsoft Corp.                                                         89,200         2,496,708
  NCR Corp.+                                                              53,600         3,020,360
  Oracle Corp.+                                                          202,600         2,564,916
  Red Hat, Inc.+                                                          89,900         1,154,316
                                                                                   ---------------
                                                                                        15,058,103
                                                                                   ---------------
ELECTRONICS--9.2%
  Analog Devices, Inc.                                                    38,900         1,566,114
  Flextronics International, Ltd.+                                       240,400         2,896,820
  Marvell Technology Group, Ltd.+                                         70,120         2,003,328
  Texas Instruments, Inc.                                                 80,700         1,973,115
                                                                                   ---------------
                                                                                         8,439,377
                                                                                   ---------------
FINANCIAL SERVICES--4.7%
  E*TRADE Financial Corp.+                                               337,800         4,357,620
                                                                                   ---------------
INTERNET CONTENT--27.9%
  eBay, Inc.+                                                             76,090         7,427,145
  Google, Inc., Class A+                                                  23,930         4,563,571
  HomeStore, Inc.+                                                       869,100         2,124,949
  VeriSign, Inc.+                                                        102,900         2,760,807
  Yahoo!, Inc.+                                                          244,640         8,853,522
                                                                                   ---------------
                                                                                        25,729,994
                                                                                   ---------------
TELECOMMUNICATIONS--5.1%
  Motorola, Inc.                                                         160,100         2,763,326
  Telefonaktiebolaget LM Ericsson
  Sponsored ADR+                                                          67,050         1,938,416
                                                                                   ---------------
                                                                                         4,701,742
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES--95.4%
  (cost $76,480,211)                                                                    88,018,065
                                                                                   ---------------

                                                                    PRINCIPAL
                     SECURITY DESCRIPTION                            AMOUNT            (NOTE 3)
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--4.7%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)                                $       341,000   $       341,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.90%, dated
    10/29/04, to be
    repurchased 11/01/04 in
    the amount of $3,074,231
    and collateralized by
    $2,365,000 of United
    States Treasury Bonds,
    bearing interest at 7.50%,
    due 11/15/16 and having
    an approximate value of
    $3,136,581                                                         3,074,000         3,074,000
  Agreement with State Street
    Bank & Trust Co., bearing
    interest at 0.90%, dated
    10/29/04, to be
    repurchased 11/01/04 in
    the amount of $936,070
    and collateralized by
    $805,000 of United
    States Treasury Bonds,
    bearing interest at 6.13%,
    due 08/15/29 and having
    an approximate value of
    $957,182                                                             936,000           936,000
                                                                                   ---------------
TOTAL REPURCHASE AGREEMENTS
  (cost $4,351,000)                                                                      4,351,000
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $80,831,211)(1)                                                    100.1%       92,369,065
Liabilities in excess of
  other assets                                                              (0.1)          (53,518)
                                                                 ---------------   ---------------
NET ASSETS                                                                 100.0%  $    92,315,547
                                                                 ===============   ===============

----------
+ Non-income producing securities
(1) See Note 7 for cost of investments on a tax basis
(2) See Note 3 for details of Joint Repurchase Agreement
ADR--American Depository Receipt

See Notes To Financial Statements

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO PROFILE -- OCTOBER 31, 2004 -- (UNAUDITED)

INDUSTRY ALLOCATION*

Food Beverage & Tobacco                                             20.3%
Business Services                                                   11.1
Pharmaceuticals                                                     10.7
Retail Stores                                                        7.4
Housing & Household Durables                                         6.6
Financial Services                                                   6.5
Chemicals                                                            6.3
Telecommunications                                                   6.0
Automotive                                                           5.6
Medical Products                                                     4.1
Energy Sources                                                       4.0
Computer Software                                                    3.6
Multi-Industry                                                       3.6
Electronics                                                          3.2
Repurchase Agreements                                                0.6
                                                                    ----
                                                                    99.6%
                                                                    ====

* Calculated as a percentage of net assets.

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2004

                                                                                        VALUE
                     SECURITY DESCRIPTION                                SHARES        (NOTE 3)
--------------------------------------------------------------------------------------------------
COMMON STOCK--99.0%
AUTOMOTIVE--5.6%
  General Motors Corp.                                                   140,227   $     5,405,751
  Johnson Controls, Inc.                                                 130,308         7,473,164
                                                                                   ---------------
                                                                                        12,878,915
                                                                                   ---------------
BUSINESS SERVICES--11.1%
  Avery Dennison Corp.                                                   135,143         8,222,100
  Bemis Co., Inc.                                                        305,455         8,085,394
  Genuine Parts Co.                                                      227,285         9,066,399
                                                                                   ---------------
                                                                                        25,373,893
                                                                                   ---------------
CHEMICALS--6.3%
  du Pont (E.I.) de Nemours & Co.                                        164,101         7,035,010
  Rohm and Haas Co.                                                      176,607         7,486,370
                                                                                   ---------------
                                                                                        14,521,380
                                                                                   ---------------
COMPUTER SOFTWARE--3.6%
  Automatic Data Processing, Inc.                                        191,612         8,314,045
                                                                                   ---------------
ELECTRONICS--3.2%
  Emerson Electric Co.                                                   115,857         7,420,641
                                                                                   ---------------
ENERGY SOURCES--4.0%
  Exxon Mobil Corp.                                                      184,597         9,085,864
                                                                                   ---------------
FINANCIAL SERVICES--6.5%
  Citigroup, Inc.                                                        155,051         6,879,613
  J.P. Morgan Chase & Co.                                                204,974         7,911,996
                                                                                   ---------------
                                                                                        14,791,609
                                                                                   ---------------
FOOD, BEVERAGE & TOBACCO--20.3%
  Altria Group, Inc.                                                     138,979         6,734,922
  Anheuser-Busch Cos., Inc.                                              143,493         7,167,475
  Brown-Forman Corp., Class B                                            160,864         7,222,794
  ConAgra Foods, Inc.                                                    286,406         7,561,118
  McCormick & Co., Inc.                                                  253,442         8,979,450
  Wm. Wrigley Jr. Co.                                                    135,054         8,832,532
                                                                                   ---------------
                                                                                        46,498,291
                                                                                   ---------------
HOUSING & HOUSEHOLD DURABLES--6.6%
  Clorox Co.                                                             154,444         8,432,643
  Colgate-Palmolive Co.                                                  150,449         6,713,034
                                                                                   ---------------
                                                                                        15,145,677
                                                                                   ---------------
MEDICAL PRODUCTS--4.1%
  Becton Dickinson & Co.                                                 181,170         9,511,425
                                                                                   ---------------
MULTI-INDUSTRY--3.6%
  General Electric Co.                                                   244,451         8,340,668
                                                                                   ---------------
PHARMACEUTICALS--10.7%
  Abbott Laboratories                                                    161,247         6,873,959
  Bristol-Myers Squibb Co.                                               264,234         6,191,003
  Merck & Co., Inc.                                                      165,036         5,167,277
  Pfizer, Inc.                                                           214,125         6,198,919
                                                                                   ---------------
                                                                                        24,431,158
                                                                                   ---------------
RETAIL STORES--7.4%
  Albertson's, Inc.                                                      334,363         7,626,820
  Sherwin-Williams Co.                                                   219,512         9,377,553
                                                                                   ---------------
                                                                                        17,004,373
                                                                                   ---------------

                                                                     SHARES/
                                                                    PRINCIPAL           VALUE
                     SECURITY DESCRIPTION                             AMOUNT           (NOTE 3)
--------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS--6.0%
  AT & T Corp.                                                           374,927   $     6,415,001
  SBC Communications, Inc.                                               288,170         7,279,174
                                                                                   ---------------
                                                                                        13,694,175
                                                                                   ---------------
TOTAL INVESTMENT SECURITIES--99.0%
  (cost $212,629,711)                                                                  227,012,114
                                                                                   ---------------
REPURCHASE AGREEMENTS--0.6%
  State Street Bank & Trust Co.
    Joint Repurchase Agreement(2)
    (cost $1,423,000)                                            $     1,423,000         1,423,000
                                                                                   ---------------
TOTAL INVESTMENTS
  (cost $214,052,711)(1)                                                    99.6%      228,435,114
Other assets less liabilities                                                0.4           953,925
                                                                           -----   ---------------
NET ASSETS                                                                 100.0%  $   229,389,039
                                                                           =====   ===============

----------
(1) See Note 7 for cost of investments on a tax basis
(2) See Note 3 for details of Joint Repurchase Agreement

See Notes To Financial Statements

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2004

NOTE 1. ORGANIZATION

SunAmerica Focused Series, Inc., formerly SunAmerica Style Select, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Advisor" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund issues separate series of shares (each, a "Portfolio"). The assets of each Portfolio are normally allocated among at least three investment advisors (each, an "Advisor"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets.

Effective November 8, 2002, the following Asset Allocation Strategy Portfolios ("Strategy Portfolios") were added to the Fund: Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy. In addition, effective February 23, 2004, the Focused Dividend Strategy Portfolio was added to the Fund.

The investment objective for each of the Portfolios is as follows:

FOCUSED EQUITY STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 80% - 100% in domestic equity mutual funds, up to 20% in foreign equity mutual funds and up to 5% in bond funds.

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO seeks growth of capital through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 70% in domestic equity mutual funds, 10% in foreign equity mutual funds and 20% in bond funds.

FOCUSED BALANCED STRATEGY PORTFOLIO seeks growth of capital and conservation of principal through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 35% - 75% in domestic equity mutual funds, up to 15% in foreign equity mutual funds and 25% - 50% in bond funds.

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests 15% - 50% in domestic equity mutual funds, up to 10% in foreign equity mutual funds and 50% - 80% in bond funds.

FOCUSED FIXED INCOME STRATEGY PORTFOLIO seeks current income through allocation of assets among a combination of funds within SunAmerica Focused Series, Inc. and SunAmerica Income Funds, investing in equity and fixed income securities. Under normal market conditions this Portfolio invests up to 20% in domestic equity mutual funds, up to 5% in foreign equity mutual funds and 80% - 100% in bond funds.

FOCUSED LARGE-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

FOCUSED 2000 GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, issued by companies with characteristics similar to those contained in the Russell 2000 Growth Index.

FOCUSED LARGE-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

FOCUSED MULTI-CAP VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

FOCUSED 2000 VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, issued by companies with characteristics similar to those contained in the Russell 2000 Value Index.

FOCUSED GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Advisors believe have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each Advisor may emphasize either a growth orientation or a value orientation at any particular time.

FOCUSED INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital through active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in countries throughout the world and selected without regard to market capitalization at the time of purchase. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in equity securities.

FOCUSED TECHNOLOGY PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Advisors believe will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in such securities.

FOCUSED DIVIDEND STRATEGY PORTFOLIO seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and the broader market.

The Strategy Portfolios invest in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

CLASSES OF SHARES: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--  Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the Focused International Equity Portfolio, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the Focused International Equity Portfolio that were purchased within ninety (90) days prior to the date of such exchange.

Class B shares--  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares--  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Effective February 23, 2004, Class II shares were redesignated as Class C shares.

Class I shares--  Offered at net asset value per share exclusively for sale to certain institutions.

Class X shares--  Offered at net asset value per share exclusively to certain group plans.

Class Z shares--  Offered at net asset value per share exclusively for sale to
                  SAAMCo affiliated companies' retirement plans.

As of August 1, 2003, Class Z shares of Focused Multi-Cap Growth Portfolio, Focused Large-Cap Value Portfolio, Focused 2000 Value Portfolio, Focused Growth and Income Portfolio and Focused Technology Portfolio are no longer being offered for sale.

As of February 23, 2004, Class I shares of the Multi-Cap Value Fund are no longer being offered for sale.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or service fee payments applicable to Class X and Class Z. Only Class B shares and Class C shares of the Strategy Portfolios make distribution fee payments.

INDEMNIFICATION: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

NOTE 2. FUND MERGERS

Pursuant to a plan of reorganization approved by the shareholders of the SunAmerica Strategic Investment Series, Inc. SunAmerica Aggressive Growth LifeStage Fund, SunAmerica Moderate Growth LifeStage Fund, SunAmerica Conservative Growth LifeStage Fund and SunAmerica Equity Funds Focused Dividend Strategy Portfolio (referred to herein as the "Prior Focused Dividend Strategy Portfolio") on January 30, 2004, all the assets and liabilities of the determined SunAmerica Strategic Investment Series, Inc. and SunAmerica Equity Funds were transferred in a tax-free exchange to a determined SunAmerica Focused Series, Inc. Portfolio. Except for the Focused Dividend Strategy Portfolio, the SunAmerica Focused Portfolios are the surviving entities in conjunction with the reorganizations. The Focused Dividend Strategy Portfolio adopted the prior financial and performance record of the prior Focused Dividend Strategy Portfolio. The details of the reorganizations, which were consummated on February 23, 2004, are set forth below.

The Focused Equity Strategy Portfolio acquired all of the assets and liabilities of the SunAmerica Aggressive Growth LifeStage Fund. Class A, Class B, Class C and Class I shares of the SunAmerica Aggressive Growth LifeStage Fund were exchanged tax free for Class A, Class B, Class C and Class I shares of Focused Equity Strategy Portfolio, respectively. The Focused Balanced Strategy Portfolio acquired all of the assets and liabilities of the SunAmerica Moderate Growth LifeStage Fund and the SunAmerica Conservative Growth LifeStage Fund. Class A, Class B, Class C and Class I shares of the SunAmerica Moderate Growth LifeStage Fund and SunAmerica Conservative Growth Lifestage Fund were exchanged tax free for Class A, Class B, Class C and Class I shares of Focused Balanced Strategy Portfolio, respectively.

Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of Focused Equity Strategy Portfolio prior to merger                             $     354,084,991
Net assets of SunAmerica Aggressive Growth LifeStage Fund prior to merger                   $      26,230,199
                                                                                            -----------------
Aggregate net assets of Focused Equity Strategy Portfolio following acquisition             $     380,315,190
                                                                                            -----------------
Unrealized appreciation (depreciation) in SunAmerica Aggressive Growth LifeStage Fund                      --

Net assets of Focused Balanced Strategy Portfolio prior to merger                           $     307,179,095
Net assets of SunAmerica Moderate Growth LifeStage Fund prior to merger                     $      40,081,061
Net assets of SunAmerica Conservative Growth LifeStage Fund prior to merger                 $      24,946,412
                                                                                            -----------------
Aggregate net assets of Focused Balanced Strategy Portfolio following acquisition           $     372,206,568
                                                                                            -----------------
Unrealized appreciation (depreciation)in SunAmerica Moderate Growth LifeStage Fund                         --
Unrealized appreciation (depreciation)in SunAmerica Conservative Growth LifeStage Fund      $         188,747

Effective February 23, 2004, the SunAmerica Equity Funds Focused Dividend Strategy Portfolio was reorganized into SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, a newly created Portfolio in the SunAmerica Focused Series, Inc. The Focused Dividend Strategy Portfolio changed its fiscal year end from September 30 to October 31.

NOTE 3. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last reported bid price. Securities listed on the NASDAQ Stock Market are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the securities is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. The investments of the Strategy Portfolios and other mutual funds held are valued at the closing net asset value per share of each underlying Fund. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available, or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Fund's Directors.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of October 31, 2004, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                                PERCENTAGE       PRINCIPAL
                                                                 INTEREST         AMOUNT
                                                               ------------   --------------
Focused Multi-Cap Growth Portfolio                                 1.95%      $    4,677,000
Focused Technology Portfolio                                       0.14              341,000
Focused Dividend Strategy Portfolio                                0.59            1,423,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated October 29, 2004, bearing interest at a rate of 1.73% per annum, with a principal amount of $239,583,000, a repurchase price of $239,617,540 and a maturity date of November 1, 2004. The repurchase agreement is collateralized by the following:

                                                                   MATURITY      PRINCIPAL          MARKET
TYPE OF COLLATERAL                               INTEREST RATE       DATE          AMOUNT           VALUE
---------------------------------------------   ---------------   ----------   --------------   --------------
U.S. Treasury Bill                                   1.78%         03/03/05    $   82,220,000   $   81,603,350
U.S. Treasury Note                                   6.75          05/15/05        58,020,000       61,211,100
U.S. Treasury Bill                                   1.84          03/17/05       102,395,000      101,592,223

In addition, at October 31, 2004, the following Portfolio held an undivided interest in a joint repurchase aggreement with UBS Securities, LLC:

                                                                PERCENTAGE      PRINCIPAL
                                                                 INTEREST         AMOUNT
                                                               ------------   --------------
Focused Large-Cap Value Portfolio                                  2.47%      $    4,440,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated October 29, 2004, bearing interest at a rate of 1.77% per annum, with a principal amount of $180,005,000, a repurchase price of $180,031,551 and a maturity date of November 1, 2004. The repurchase agreement is collateralized by the following:

                                                                   MATURITY      PRINCIPAL          MARKET
TYPE OF COLLATERAL                               INTEREST RATE       DATE          AMOUNT           VALUE
---------------------------------------------   ---------------   ----------   --------------   --------------
U.S. Treasury Bond                                   8.75%         08/15/20    $  100,000,000   $  148,174,592
U.S. Treasury Bond                                   8.13          05/15/21        25,162,000       36,126,359

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. The Strategy Portfolios invest in a combination of AIG SunAmerica Mutual Funds including Funds investing in fixed income securities. Distributions from income from underlying funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded to realized gains on ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accrete all discounts on fixed income securities. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or capital gains earned or repatriated.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. Dividends from net investment income, if any, for the Focused Fixed Income Strategy Portfolio will normally be declared daily and paid quarterly. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Strategy Portfolios reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are for hedging purposes and are conducted through regulated exchanges that do not result in counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost basis of the security which the Portfolio purchased upon exercise of the option.

For the period ended October 31, 2004, transactions in written options were as follows:

                                                          FOCUSED MULTI-CAP GROWTH        FOCUSED TECHNOLOGY
                                                                  PORTFOLIO                    PORTFOLIO
                                                         --------------------------   --------------------------
                                                           CONTRACTS       AMOUNT      CONTRACTS       AMOUNT
                                                         ------------   -----------   -----------   ------------
Written option contracts as of 10/31/03                            --   $        --            --   $         --
Options written during the period                              (4,220)     (868,876)       (1,880)      (401,862)
Written options closed during the period                        4,220       900,915         1,880        342,764
Net realized gain (loss) on written options closed                 --       (32,039)           --         59,098
                                                         ------------   -----------   -----------   ------------
Written option contracts as of 10/31/04                            --            --            --             --
                                                         ============   ===========   ===========   ============

NOTE 4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AGREEMENT AND SERVICE AGREEMENT

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo. Under the Agreement, SAAMCo provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board of Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to SAAMCo as full compensation for services and facilities furnished to the Fund is as follows:
1.00% of the average daily net assets of the Focused Multi-Cap Growth, Focused 2000 Growth, Focused Large-Cap Value, Focused Multi-Cap Value, Focused 2000 Value, Focused Growth and Income Portfolios; 0.85% of the average daily net assets of the Focused Large-Cap Growth Portfolio; 1.25% of the average daily net assets of the Focused International Equity Portfolio and the Focused Technology Portfolio; 0.35% of the daily net assets of the Focused Dividend Strategy Portfolio; and 0.10% for the Strategy Portfolios.

Except for the Strategy Portfolios and the Focused Dividend Strategy Portfolio which are advised by SAAMCo, the organizations described below act as Investment Advisors to the Fund, pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the Subadvisors manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the following Subadvisors are independent of SAAMCo (with the exception of the Focused Multi-Cap Growth and Focused Technology for which SAAMCo acts as an Advisor) and discharges its responsibilities subject to the policies of the Board of Directors and the oversight and supervision of SAAMCo, which pays the Subadvisors' fees. Effective August 2, 2004, Marsico Capital Management, LLC replaced The Boston Company Asset Management, LLC as one of the Advisors for the Focused International Equity Portfolio. Effective October 15, 2004, American Century Investment Management, Inc. replaced Salomon Brothers Asset Management, Inc. as one of the Advisors for the Focused Large-Cap Growth Portfolio.

Focused Large-Cap Growth Portfolio
        Fred Alger Management, Inc.
        Marsico Capital Management, LLC
        American Century Investment Management, Inc

Focused Multi-Cap Growth Portfolio
        Credit Suisse Asset Management, LLC
        Janus Capital Management LLC
        AIG SunAmerica Asset Management Corp.

Focused 2000 Growth Portfolio
        BAMCO, Inc.
        Deutsche Asset Management, Inc.
        Oberweis Asset Management, Inc.

Focused Large-Cap Value Portfolio
        Dreman Value Management, LLC
        Harris Associates L.P.
        Wellington Management Company LLP

Focused Multi-Cap Value Portfolio
        American Century Investment Management, Inc.
        Third Avenue Management, LLC
        JP Morgan Fleming Asset Management, Inc.

Focused 2000 Value Portfolio
        Janus Capital Management LLC (subcontracted to Perkins, Wolf, McDonnell & Company)
        Hotchkis and Wiley Capital Management, Inc.
        Boston Partners Asset Management L.P.

Focused Growth and Income Portfolio
        Thornburg Investment Management, Inc.
        Marsico Capital Management, LLC
        Harris Associates L.P.

Focused International Equity Portfolio
        Massachusetts Financial Services Company
        Harris Associates L.P.
        Marsico Capital Management, LLC

Focused Technology Portfolio
        Dresdner RCM Global Investors LLC
        AIG SunAmerica Asset Management Corp.
        BAMCO, Inc.

Each Advisor is paid monthly by SAAMCo a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Advisor. For the period ended October 31, 2004, SAAMCo paid the Advisors for each Portfolio the following, expressed as an annual percentage of the average daily net assets of each Portfolio:

PORTFOLIO
---------
Focused Large-Cap Growth                                                            0.40%
Focused Multi-Cap Growth                                                            0.37%
Focused 2000 Growth                                                                 0.57%
Focused Large-Cap Value                                                             0.47%
Focused Multi-Cap Value                                                             0.47%
Focused 2000 Value                                                                  0.47%
Focused Growth and Income                                                           0.46%
Focused International Equity                                                        0.53%
Focused Technology                                                                  0.45%

SAAMCo contractually agreed to waive fees or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets:

PORTFOLIO                                       CLASS A     CLASS B     CLASS C     CLASS I     CLASS X
---------                                      ---------   ---------   ---------   ---------   ---------
Focused Multi-Cap Growth                            1.72%       2.37%       2.37%         --%       1.47%
Focused 2000 Growth                                 1.72        2.37        2.37        1.62          --
Focused Large-Cap Value                             1.72        2.37        2.37          --          --
Focused Multi-Cap Value                             1.72        2.37        2.37          --          --
Focused 2000 Value                                  1.72        2.37        2.37          --          --
Focused Growth and Income                           1.72        2.37        2.37          --        1.47
Focused International Equity                        1.95        2.60        2.60          --          --
Focused Technology                                  1.97        2.62        2.62          --          --
Focused Dividend Strategy                           0.95        1.60        1.60          --          --

SAAMCo voluntarily agreed to waive fees or reimburse expenses, if necessary, for the Strategy Portfolios, at or below the following percentages of each Portfolio's average net assets:

PORTFOLIO                                       CLASS A     CLASS B     CLASS C     CLASS I
---------                                      ---------   ---------   ---------   ---------
Focused Equity Strategy                             0.25%       0.90%       0.90%       0.15%
Focused Multi Asset Strategy                        0.25%       0.90%       0.90%         --
Focused Balanced Strategy                           0.25%       0.90%       0.90%       0.15%
Focused Fixed Income and Equity                     0.25%       0.90%       0.90%       0.15%
Focused Fixed Income Strategy                       0.25%       0.90%       0.90%         --

Any waivers or reimbursements made by SAAMCo are subject to recoupment from the Portfolios within the following two years of making such waivers or reimbursements, provided that the Portfolios are able to effect such payment to SAAMCo and remain in compliance with the foregoing expense limitations.

For the year ended October 31, 2004, SAAMCo has agreed to reimburse expenses as follows:

PORTFOLIO                                                           AMOUNT
---------                                                      ---------------
Focused Equity Strategy Class A                                $        28,285
Focused Equity Strategy Class B                                         24,116
Focused Equity Strategy Class C+                                        43,371
Focused Equity Strategy Class I                                         15,432
Focused Multi-Asset Strategy Class A                                    26,309
Focused Multi-Asset Strategy Class B                                    19,633
Focused Multi-Asset Strategy Class C+                                   61,235
Focused Balanced Strategy Class A                                       11,486
Focused Balanced Strategy Class B                                       22,925
Focused Balanced Strategy Class C+                                      27,492
Focused Balanced Strategy Class I                                       14,932
Focused Fixed Income and Equity Strategy Class A                        30,464
Focused Fixed Income and Equity Strategy Class B                        15,418
Focused Fixed Income and Equity Strategy Class C+                       31,469
Focused Fixed Income and Equity Strategy Class I                         4,757
Focused Fixed Income Strategy Class A                                   35,588
Focused Fixed Income Strategy Class B                                   25,293
Focused Fixed Income Strategy Class C+                                  39,461
Focused Multi-Cap Growth Class A                                       108,753
Focused Multi-Cap Growth Class B                                        90,329
Focused Multi-Cap Growth Class C+                                       39,068
Focused Multi-Cap Growth Class X                                        26,883
Focused 2000 Growth Class A                                    $        77,270
Focused 2000 Growth Class B                                             31,915
Focused 2000 Growth Class C+                                            38,728
Focused 2000 Growth Class I                                              5,727
Focused Large-Cap Value Class A                                         31,821
Focused Large-Cap Value Class B                                         19,687
Focused Large-Cap Value Class C+                                        24,773
Focused Multi-Cap Value Class A                                         93,371
Focused Multi-Cap Value Class B                                        117,193
Focused Multi-Cap Value Class C+                                        94,145
Focused 2000 Value Class A                                              52,155
Focused 2000 Value Class B                                              31,490
Focused 2000 Value Class C+                                             27,939
Focused Growth and Income Class A                                       70,771
Focused Growth and Income Class B                                       59,699
Focused Growth and Income Class C+                                      78,349
Focused Growth and Income Class X                                       10,427
Focused International Equity Class A                                   262,829
Focused International Equity Class B                                    35,958
Focused International Equity Class C                                    65,225
Focused Technology Class A                                             141,482
Focused Technology Class B                                             109,708
Focused Technology Class C                                             112,242
Focused Dividend Strategy Class A                                       89,616
Focused Dividend Strategy Class B                                      116,741
Focused Dividend Strategy Class C+                                     166,779

For the year ended October 31, 2004, the amounts repaid to SAAMCo are as follows:

PORTFOLIO                                                          AMOUNT
---------                                                      ---------------
Focused Equity Strategy Class A                                $        51,352
Focused Equity Strategy Class B                                         47,713
Focused Equity Strategy Class C+                                        35,849
Focused Equity Strategy Class I                                          1,109
Focused Multi-Asset Strategy Class A                                    47,240
Focused Multi-Asset Strategy Class B                                    30,990
Focused Multi-Asset Strategy Class C+                                   52,977
Focused Balanced Strategy Class A                              $        46,010
Focused Balanced Strategy Class B                                       42,277
Focused Balanced Strategy Class C+                                      33,034
Focused Balanced Strategy Class I                                          698
Focused Fixed Income and Equity Strategy Class A                        35,952
Focused Fixed Income and Equity Strategy Class B                        19,021
Focused Fixed Income and Equity Strategy Class C+                       28,081

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

PORTFOLIO                                                          AMOUNT
---------                                                      ---------------
Focused Fixed Income Strategy Class A                          $        23,067
Focused Fixed Income Strategy Class B                                   14,771
Focused Fixed Income Strategy Class C+                                  27,115
Focused Multi-Cap Growth Class A                                         9,388
Focused Multi-Cap Growth Class B                                         7,907
Focused Multi-Cap Growth Class C+                                        4,937
Focused Multi-Cap Growth Class X                                        21,844
Focused 2000 Growth Class A                                             17,386
Focused 2000 Growth Class B                                              2,570
Focused 2000 Growth Class C+                                             7,332
Focused 2000 Growth Class I                                                970
Focused Large-Cap Value Class A                                         91,538
Focused Large-Cap Value Class B                                         13,105
Focused Large-Cap Value Class C+                                        28,326
Focused Multi-Cap Value Class A                                $        19,553
Focused Multi-Cap Value Class B                                         32,170
Focused Multi-Cap Value Class C+                                        37,162
Focused 2000 Value Class A                                              57,825
Focused 2000 Value Class B                                              12,106
Focused 2000 Value Class C+                                             19,439
Focused Growth and Income Class A                                        8,094
Focused Growth and Income Class B                                       13,341
Focused Growth and Income Class C+                                      27,594
Focused Dividend Strategy Class B                                       26,735
Focused Dividend Strategy Class C+                                      31,038

At October 31, 2004, expenses previously waived or reimbursed by SAAMCo that are subject to recoupment are as follows:

                                                                    OTHER
                                                                   EXPENSES
PORTFOLIO                                                         REIMBURSED
---------                                                      ---------------
Focused Equity Strategy Portfolio                              $           437
Focused Multi-Asset Strategy Portfolio                                     473
Focused Balanced Strategy Portfolio                                         --
Focused Fixed Income and Equtiy Strategy Portfolio                      68,367
Focused Fixed Income Strategy Portfolio                                 87,277
Focused Multi-Cap Growth Portfolio                                          --
Focused 2000 Growth Portfolio                                            6,396
Focused Large-Cap Value Portfolio                              $        31,273
Focused Multi-Cap Value Portfolio                                       69,362
Focused 2000 Value Portfolio                                             9,701
Focused Growth and Income Portfolio                                     21,575
Focused International Equity Portfolio                                 171,869
Focused Technology Portfolio                                           212,224
Focused Dividend Strategy Portfolio                                         --

                                                                    CLASS
                                                                  SPECIFIC
                                                                  EXPENSES
PORTFOLIO                                                        REIMBURSED
---------                                                      ---------------
Focused Equity Strategy Portfolio Class A                      $        31,296
Focused Equity Strategy Portfolio Class B                               27,544
Focused Equity Strategy Portfolio Class C+                              33,773
Focused Equity Strategy Portfolio Class I                               14,320
Focused Multi-Asset Strategy Portfolio Class A                          20,034
Focused Multi-Asset Strategy Portfolio Class B                          23,095
Focused Multi-Asset Strategy Portfolio Class C+                         44,707
Focused Balanced Strategy Portfolio Class A                                 --
Focused Balanced Strategy Portfolio Class B                              6,277
Focused Balanced Strategy Portfolio Class C+                            13,797
Focused Balanced Strategy Portfolio Class I                             14,234
Focused Fixed Income and Equity Strategy Portfolio Class A              13,723
Focused Fixed Income and Equity Strategy Portfolio Class B              17,706
Focused Fixed Income and Equity Strategy Portfolio Class C+              4,741
Focused Fixed Income and Equity Strategy Portfolio Class I               4,752
Focused Fixed Income Strategy Portfolio Class A                         28,919
Focused Fixed Income Strategy Portfolio Class B                         20,713
Focused Fixed Income Strategy Portfolio Class C+                         9,342
Focused Multi-Cap Growth Class A                               $       224,470
Focused Multi-Cap Growth Class B                                       201,128
Focused Multi-Cap Growth Class C+                                       81,784
Focused Multi-Cap Growth Class X                                         8,944
Focused 2000 Growth Class A                                            141,038
Focused 2000 Growth Class B                                             86,474
Focused 2000 Growth Class C+                                            92,046
Focused 2000 Growth Class I                                             23,632
Focused Large Cap Value Class A                                         16,033
Focused Large Cap Value Class B                                         49,087
Focused Large Cap Value Class C+                                        43,402
Focused Multi-Cap Value Class A                                        109,195
Focused Multi-Cap Value Class B                                        138,583
Focused Multi-Cap Value Class C+                                       104,081
Focused 2000 Value Class A                                              76,601
Focused 2000 Value Class B                                              73,215
Focused 2000 Value Class C+                                             66,847
Focused Growth and Income Class A                                       92,019
Focused Growth and Income Class B                                       84,344
Focused Growth and Income Class C+                                     100,392
Focused Growth and Income Class X                                        8,574
Focused International Equity Class A                                   309,690
Focused International Equity Class B                                    53,679
Focused International Equity Class C+                                   84,825
Focused Technology Class A                                             170,007
Focused Technology Class B                                             138,905
Focused Technology Class C+                                            142,211
Focused Dividend Strategy Portfolio Class A                            126,886
Focused Dividend Strategy Portfolio Class B                            144,293
Focused Dividend Strategy Portfolio Class C+                           191,785

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of SAAMCo. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Act. Rule 12b-1 under the Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Directors. Pursuant to such rule, the Board of Directors and the shareholders of each class of shares of each Portfolio have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan", and "Class C Plan". In adopting the Distribution Plans, the Board of Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class.

The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class. Under the Class A Plan, Class B Plan, and Class C Plan, the Distributor receives payments from each Portfolio, except for the Strategy Portfolios, at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended October 31, 2004, SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

Except for the Strategy Portfolios, SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A and Class C shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. Effective February 23, 2004, the front-end sales charge for Class C is no longer in effect. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the period ended October 31, 2004, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                                          CLASS A                                      CLASS B
                                           ---------------------------------------------------------------------   ---------------
                                                                                                   CONTINGENT        CONTINGENT
                                                               AFFILIATED      NON-AFFILIATED       DEFERRED          DEFERRED
                                            SALES CHARGES    BROKER-DEALERS    BROKER-DEALERS     SALES CHARGES     SALES CHARGES
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Focused Equity Strategy                    $     3,517,678   $       611,658   $     2,331,107   $            --   $       129,813
Focused Multi-Asset Strategy                     3,578,512           913,763         2,129,931                --           145,783
Focused Balanced Strategy                        2,260,701           654,224         1,237,457               198           158,831
Focused Fixed Income and Equity Strategy           321,041           124,316           143,904             2,444            30,142
Focused Fixed Income Strategy                      123,183            39,216            63,697                --            33,978
Focused Large-Cap Growth                         2,111,954           720,479         1,069,507                --         1,345,341
Focused Multi-Cap Growth                           430,663           212,775           154,723                95           174,224
Focused 2000 Growth                                450,317           168,171           211,762                --            44,910
Focused Large-Cap Value                            418,570           159,280           190,055                40            91,080
Focused Multi-Cap Value                            534,323           223,516           229,988               160           618,094
Focused 2000 Value                                 571,291           215,997           268,836                --           129,575
Focused Growth & Income                            735,509           198,186           423,179                47           253,310
Focused International Equity                       250,732           104,900           104,099                --            15,595
Focused Technology                                 190,989            83,472            78,184                --            82,400
Focused Dividend Strategy                          192,026             4,449            59,446                --           157,417

                                                                        CLASS C+
                                           ---------------------------------------------------------------------
                                                                                                   CONTINGENT
                                                SALES          AFFILIATED      NON-AFFILIATED       DEFERRED
                                               CHARGES       BROKER-DEALERS    BROKER-DEALERS     SALES CHARGES
                                           ---------------   ---------------   ---------------   ---------------
Focused Equity Strategy                    $       485,104   $        69,132   $       415,972   $       163,015
Focused Multi-Asset Strategy                       505,562           116,502           389,060           104,729
Focused Balanced Strategy                          267,526            58,565           208,961           114,827
Focused Fixed Income and Equity Strategy            38,819            10,394            28,425            23,341
Focused Fixed Income Strategy                       11,911             4,927             6,984            18,032
Focused Large-Cap Growth                           366,732            67,731           299,001            85,082
Focused Multi-Cap Growth                            35,171            11,747            23,424             7,688
Focused 2000 Growth                                 87,433            15,463            71,970            19,242
Focused Large-Cap Value                            122,244            17,987           104,257            21,292
Focused Multi-Cap Value                             80,021            15,896            64,125            34,956
Focused 2000 Value                                  84,212            11,745            72,467            16,855
Focused Growth & Income                            124,178            17,412           106,766            67,392
Focused International Equity                        51,877             5,189            46,688             9,760
Focused Technology                                  24,196             4,676            19,520             8,335
Focused Dividend Strategy                          112,695             4,176           108,519            63,468

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of SAAMCo. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board of Directors. For the Period ended October 31, 2004, the Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

                                                                                   EXPENSE
                                           ---------------------------------------------------------------------------------------
PORTFOLIO                                      CLASS A           CLASS B           CLASS C+          CLASS I           CLASS X
---------                                  ---------------   ---------------   ---------------   ---------------   ---------------
Focused Large-Cap Growth                   $     1,516,031   $     1,071,625   $     1,204,350   $            --   $            --
Focused Multi-Cap Growth                           338,043           249,994           101,776                --             1,598
Focused 2000 Growth                                351,782            71,364           138,228            19,136                --
Focused Large-Cap Value                            664,642            99,963           160,053                --                --
Focused Multi-Cap Value                            425,840           426,061           498,307                --                --
Focused 2000 Value                                 572,175           153,798           219,129                --                --
Focused Growth and Income                          329,698           200,786           323,462                --            68,617
Focused International Equity                       281,616            21,595            55,112                --                --
Focused Technology                                  80,048            54,395            62,340                --                --
Focused Dividend Strategy                          145,601           135,068           224,679                --                --

                                                                                 PAYABLE AT
                                                                              OCTOBER 31, 2004
                                           ---------------------------------------------------------------------------------------
PORTFOLIO                                      CLASS A           CLASS B           CLASS C+          CLASS I           CLASS X
---------                                  ---------------   ---------------   ---------------   ---------------   ---------------
Focused Large-Cap Growth                   $       135,607   $        81,118   $        93,218   $            --   $            --
Focused Multi-Cap Growth                            33,861            18,030             8,474                --               157
Focused 2000 Growth                                 37,048             6,425            12,255             1,212
Focused Large-Cap Value                             67,535             8,270            14,064                --                --
Focused Multi-Cap Value                             38,253            34,375            39,719                --                --
Focused 2000 Value                                  62,440            13,959            21,013                --                --
Focused Growth and Income                           29,495            16,115            25,387                --             6,719
Focused International Equity                        30,353             1,981             5,380                --                --
Focused Technology                                   6,774             4,691             5,144                --                --
Focused Dividend Strategy                           12,666            10,946            18,888                --                --

+ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

At October 31, 2004, the following affiliates owned outstanding shares of the following Portfolios:

PORTFOLIO                                                     HOLDER                    PERCENTAGE
---------                                                     ------                   ------------
Focused Large-Cap Growth Class A            Focused Equity Strategy Portfolio                    22%
                                            Focused Multi-Asset Strategy Portfolio                7
                                            Focused Balanced Strategy Portfolio                  13
Focused Multi-Cap Growth Class A            Focused Multi-Asset Strategy Portfolio               29
Focused Multi-Cap Growth Class X            SAAMCo                                               15
Focused 2000 Growth Class A                 Focused Equity Strategy Portfolio                    31
                                            Focused Multi-Asset Strategy Portfolio               27
                                            Focused Balanced Strategy Portfolio                  18
Focused Large-Cap Value Class A             Focused Equity Strategy Portfolio                    42
                                            Focused Balanced Strategy Portfolio                  23
                                            Focused Multi-Asset Strategy Portfolio               14
Focused Multi-Cap Value Class A             Focused Multi-Asset Strategy Portfolio               27
Focused 2000 Value Class A                  Focused Equity Strategy Portfolio                    28
                                            Focused Multi-Asset Strategy Portfolio               17
                                            Focused Balanced Strategy Portfolio                  15
Focused Growth and Income Class A           Focused Multi-Asset Strategy Portfolio               32
Focused International Equity Class A        Focused Equity Strategy Portfolio                    32
                                            Focused Multi-Asset Strategy Portfolio               34
                                            Focused Balanced Strategy Portfolio                  17
Focused Fixed Income and Equity Class I     SAAMCo                                              100

The Strategy Portfolios do not invest in underlying AIG SunAmerica Funds for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying AIG SunAmerica Fund's net assets. At October 31, 2004 each Strategy Portfolio held less than 42% of the outstanding shares of any underlying AIG SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 75% of the outstanding shares of any underlying AIG SunAmerica Funds.

On March 15, 2004, Dreman Value Management, LLC, a sub-advisor for the Large-Cap Value Portfolio purchased 114,200 shares of American International Group, Inc. The Portfolio has an investment restriction that states the Portfolio may not invest in issuers on SAAMCo's restricted list. On March 22, 2004, the American International Group, Inc. shares were sold, resulting in a realized gain to the Portfolio of $2,805 which is included in the Statement of Operations.

On July 11, 2003, American Century, the sub-adviser for the Focused Multi-Cap Value Portfolio, purchased 276,400 shares of SPDR Trusts common stock causing the Portfolio's ownership of SPDR Trusts to exceed 5% of gross assets. The Portfolio is prohibited from owning securities of a single 12(d)(1) issuer that exceeds 5% of gross assets. On July 14, 2003, the Portfolio sold 3,000 shares of SPDR Trusts, which decreased the percentage below 5% of gross assets and resulted in a gain of $4,729. Also, on July 21, 2003, the Portfolio purchased a total of 1,700 shares (two transactions of 81 and 1,619 shares, respectively) of SPDR Trusts common stock which caused the Portfolio to exceed 5% of gross assets in a single 12(d)(1) issuer. The Portfolio subsequently sold shares on July 22, 2003, which reduced the holdings below the 5% limit and resulted in a loss of $618.66 to the Portfolio. A reimbursement was requested from American Century on October 27, 2004.

NOTE 5. PURCHASE AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended October 31, 2004 were as follows:

                                                                                          FOCUSED FIXED
                                FOCUSED         FOCUSED MULTI-          FOCUSED             INCOME AND        FOCUSED FIXED
                            EQUITY STRATEGY          ASSET              BALANCED              EQUITY         INCOME STRATEGY
                               PORTFOLIO      STRATEGY PORTFOLIO   STRATEGY PORTFOLIO   STRATEGY PORTFOLIO      PORTFOLIO
                            ---------------   ------------------   ------------------   ------------------   ---------------
Purchases (excluding U.S.
  government securities)    $   357,028,066   $      314,571,826   $      260,678,947   $       40,647,147   $    29,013,674
Sales (excluding U.S.
  government securities)          8,362,399              171,428           31,470,205           13,503,477        17,904,167
Purchase of U.S.
  government securities                  --                   --                   --                   --                --
Sales of U.S.
  government securities                  --                   --                   --                   --                --

                                                    FOCUSED                               FOCUSED           FOCUSED
                            FOCUSED LARGE-CAP      MULTI-CAP         FOCUSED 2000        LARGE-CAP         MULTI-CAP
                            GROWTH PORTFOLIO    GROWTH PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO   VALUE PORTFOLIO
                            -----------------   ----------------   ----------------   ---------------   ---------------
Purchases (excluding U.S.
  government securities)    $   2,078,546,032   $    386,505,671   $    381,344,528   $   404,556,102   $   790,877,241
Sales (excluding U.S.
  government securities)        1,918,697,632        386,815,287        254,492,227       180,629,177       850,142,173
Purchase of U.S.
  government securities                    --                 --                 --                --                --
Sales of U.S.
  government securities                    --                 --                 --                --                --

                                                                       FOCUSED GROWTH        FOCUSED
                                                      FOCUSED 2000       AND INCOME       INTERNATIONAL     FOCUSED TECHNOLOGY
                                                    VALUE PORTFOLIO      PORTFOLIO       EQUITY PORTFOLIO       PORTFOLIO
                                                    ---------------   ----------------   ----------------   ------------------
Purchases (excluding U.S. government securities)    $   447,189,335   $    286,277,970   $    356,276,697   $      139,186,683
Sales (excluding U.S. government securities)            294,400,043        249,656,712        254,615,181          144,380,118
Purchase of U.S. government securities                           --                 --                 --                   --
Sales of U.S. government securities                              --                 --                 --                   --

                                                      FOCUSED DIVIDEND     FOCUSED DIVIDEND
                                                     STRATEGY PORTFOLIO   STRATEGY PORTFOLIO
                                                       FOR THE PERIOD       FOR THE PERIOD
                                                      OCTOBER 1, 2003      NOVEMBER 1, 2003
                                                          THROUGH              THROUGH
                                                      OCTOBER 31, 2003     OCTOBER 31, 2004
                                                     ------------------   ------------------
Purchases (excluding U.S. government securities)     $        6,062,572   $      126,537,659
Sales (excluding U.S. government securities)                         --           89,397,479
Purchase of U.S. government securities                               --                   --
Sales of U.S. government securities                                  --                   --

NOTE 6. TRANSACTIONS WITH AFFILIATES

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various AIG SunAmerica Mutual Funds and securities issued by AIG or an affiliate thereof. For the year ended October 31, 2004, transactions in these securities were as follows:

                                                                                        CAPITAL GAIN
                                                                                        DISTRIBUTION    MARKET VALUE AT
PORTFOLIO                                  SECURITY                       INCOME          RECEIVED      OCTOBER 31, 2003
---------                  ----------------------------------------   ---------------   -------------   ----------------
Focused Equity             Various AIG SunAmerica
  Strategy                 Mutual Funds*                              $        96,121   $     123,860   $    171,339,576
Focused Multi-Asset        Various AIG SunAmerica
  Strategy                 Mutual Funds*                                    2,874,331         544,963        207,521,129
Focused Balanced           Various AIG SunAmerica
  Strategy                 Mutual Funds*                                    4,416,236         758,792        201,108,364
Focused Fixed Income and   Various AIG SunAmerica
  Equity Strategy          Mutual Funds*                                    2,100,159         305,804         59,554,724
Focused Fixed Income       Various AIG SunAmerica
  Strategy                 Mutual Funds*                                    1,123,236         171,737         25,064,441
Focused Large-Cap Value    American International Group, Inc.                      --              --                 --

                                                                                                   CHANGE IN
                                                         COST OF       PROCEEDS OF    REALIZED     UNREALIZED     MARKET VALUE AT
PORTFOLIO                          SECURITY             PURCHASES         SALES      GAIN (LOSS)   GAIN (LOSS)    OCTOBER 31, 2004
-------------------------   ----------------------   ---------------   -----------   -----------   -----------    ----------------
Focused Equity              Various AIG SunAmerica
  Strategy                  Mutual Funds*            $   357,028,066   $ 8,362,399   $ 2,002,517   $ 2,975,057    $    524,982,817
Focused Multi-Asset         Various AIG SunAmerica
  Strategy                  Mutual Funds*                317,201,989       171,427        29,345    15,618,063         540,199,099
Focused Balanced            Various AIG SunAmerica
  Strategy                  Mutual Funds*                275,675,078    31,470,205     5,059,311       242,663         450,615,211
Focused Fixed Income and    Various AIG SunAmerica
  Equity Strategy           Mutual Funds*                 42,732,982    13,503,476     1,730,347    (1,120,971)         89,393,606
Focused Fixed Income        Various AIG SunAmerica
  Strategy                  Mutual Funds*                 30,173,848    17,904,167       234,095       372,569          37,866,894
Focused Large-Cap           American International
  Value                     Group, Inc.                    8,024,000     8,026,805         2,805            --                  --

*  See Portfolio of Investments for details.

The following Portfolios incurred brokerage commissions with affiliated brokers:

                                            FOCUSED     FOCUSED     FOCUSED     FOCUSED     FOCUSED     FOCUSED
                                           LARGE-CAP   MULTI-CAP     2000       LARGE-     MULTI-CAP    GROWTH       FOCUSED
                                            GROWTH      GROWTH      GROWTH     CAP VALUE     VALUE     AND INCOME   TECHNOLOGY
                                           PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                           ---------   ---------   ---------   ---------   ---------   ----------   ----------
Banc of America Securities LLC             $  40,748   $      --   $      --   $      --   $      --   $   13,554   $       --
Baron Capital Partners, LLC                       --          --      82,269          --          --           --       30,130
Benchmark Securities, Inc                                              1,730                                   --           --
Citigroup Global Markets, Inc.                90,438          --          --          --          --           --           --
Credit Suisse First Boston Corp.                  --      19,440          --          --          --           --           --
Fred Alger Company, Inc.                     792,969          --          --          --          --           --           --
Harris Associates L.P.                            --          --          --      22,556          --           --           --
JP Morgan Securities, Inc.                    47,141          --          --      12,025      19,268           --           --

NOTE 7. FEDERAL INCOME TAXES

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense, derivative transactions, and Fund mergers.

                                                         DISTRIBUTABLE EARNINGS                     TAX DISTRIBUTIONS
                                           ------------------------------------------------------------------------------
                                                                FOR THE YEAR ENDED OCTOBER 31, 2004
                                           ------------------------------------------------------------------------------
                                                          LONG-TERM GAINS/      UNREALIZED                     LONG-TERM
                                             ORDINARY       CAPITAL LOSS       APPRECIATION       ORDINARY      CAPITAL
PORTFOLIO                                     INCOME         CARRYOVER        (DEPRECIATION)*      INCOME        GAINS
---------                                  ------------   ----------------    ---------------   ------------   ----------
Focused Equity Strategy                    $         --   $      2,082,354    $    18,954,700   $     27,100   $   14,228
Focused Multi-Asset Strategy                    246,175            265,359         35,290,195        280,124       18,499
Focused Balanced Strategy                       219,851          5,050,439         15,088,860      2,341,578        9,332
Focused Fixed Income and Equity Strategy      1,235,334            859,160          1,227,723      1,784,488           --
Focused Fixed Income Strategy                   638,904             58,330             26,537      1,289,504           --
Focused Large-Cap Growth                             --       (601,397,283)       174,434,650             --           --
Focused Multi-Cap Growth                             --       (131,571,154)        60,933,955             --           --
Focused 2000 Growth                                  --         (9,513,594)        45,521,458             --           --
Focused Large-Cap Value                         900,154          3,329,305         20,776,335        293,906           --
Focused Multi-Cap Value                              --        (24,440,429)        72,999,617      2,042,754           --
Focused 2000 Value                           31,938,828         27,916,172         39,807,926             --           --
Focused Growth and Income                            --        (60,739,353)        48,292,563             --           --
Focused International Equity                  4,930,471          3,514,455         14,299,243             --      575,289
Focused Technology                                   --       (192,417,949)        11,468,273             --           --
Focused Dividend Strategy                       301,929        (11,269,375)        11,349,620      2,986,177           --

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                                                  TAX DISTRIBUTIONS
                                                               ------------------------
                                                                  FOR THE YEAR ENDED
                                                                   OCTOBER 31, 2003
                                                               ------------------------
                                                                             LONG-TERM
                                                                ORDINARY      CAPITAL
PORTFOLIO                                                        INCOME        GAINS
---------                                                      ----------    ----------
Focused Equity Strategy                                        $    5,100    $       --
Focused Multi-Asset Strategy                                       15,297            --
Focused Balanced Strategy                                          19,132*           --
Focused Fixed Income and Equity Strategy                          240,626            --
Focused Fixed Income Strategy                                     333,974            --
Focused Large-Cap Growth                                               --            --
Focused Multi-Cap Growth                                               --            --
Focused 2000 Growth                                                    --            --
Focused Large-Cap Value                                                --            --
Focused Multi-Cap Value                                                --            --
Focused 2000 Value                                              1,278,040     5,794,037*
Focused Growth and Income                                              --            --
Focused International Equity                                           --            --
Focused Technology                                                     --            --
Focused Dividend Strategy                                              --            --

* Includes a tax return of capital of $7,598 and $10,794 for the Focused Balanced Strategy Portfolio and Focused 2000 Value Portfolio, respectively.

For the period ended October 31, 2004, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, dividends from regulated investment companies, and Fund mergers, to the components of net assets as follows:

                                                                  ACCUMULATED         ACCUMULATED
                                                               UNDISTRIBUTED NET   UNDISTRIBUTED NET
                                                                  INVESTMENT         REALIZED GAIN
PORTFOLIO                                                        INCOME (LOSS)          (LOSS)          PAID-IN CAPITAL
---------                                                      -----------------   -----------------    ---------------
Focused Equity Strategy                                        $       2,501,676   $      (6,018,094)   $     3,516,418
Focused Multi-Asset Strategy                                             308,825            (290,924)           (17,901)
Focused Balanced Strategy                                                513,716          (4,112,336)         3,598,620
Focused Fixed Income and Equity Strategy                                 222,079            (222,079)                --
Focused Fixed Income Strategy                                            131,331            (131,331)                --
Focused Large-Cap Growth                                              22,261,900             312,413        (22,574,313)
Focused Multi-Cap Growth                                               5,030,476                  --         (5,030,476)
Focused 2000 Growth                                                    4,574,356                   3         (4,574,359)
Focused Large-Cap Value                                                       --                  --                 --
Focused Multi-Cap Value                                                  915,552           1,276,138         (2,191,690)
Focused 2000 Value                                                     1,880,515          (1,880,515)                --
Focused Growth and Income                                              2,695,831             161,798         (2,857,629)
Focused International Equity                                             434,599            (434,599)                --
Focused Technology                                                     1,982,753             (61,047)        (1,921,706)
Focused Dividend Strategy                                                    681                  --               (681)

As of October 31, 2004, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                                            CAPITAL LOSS CARRYFORWARD
                                                          -------------------------------------------------------------
FUND                                                          2008            2009            2010            2011
----                                                      -------------   -------------   -------------   -------------
Focused Equity Strategy*                                  $          --   $   5,162,582   $     811,968   $          --
Focused Multi-Asset Strategy                                         --              --              --              --
Focused Balanced Strategy*                                           --       2,121,281       1,108,014              --
Focused Fixed Income and Equity Strategy                             --              --              --              --
Focused Fixed Income Strategy                                        --              --              --              --
Focused Large-Cap Growth*                                       695,156     357,048,757     243,653,370              --
Focused Multi-Cap Growth*                                     7,756,481      68,868,584      39,994,082      14,952,007
Focused 2000 Growth                                                  --              --       9,513,594              --
Focused Large-Cap Value                                              --              --              --              --
Focused Multi-Cap Value                                              --              --              --      24,440,429
Focused 2000 Value                                                   --              --              --              --
Focused Growth and Income                                            --      45,960,204      12,118,153       2,660,996
Focused International Equity                                         --              --              --              --
Focused Technology                                                   --     164,509,052      27,908,897              --
Focused Dividend Strategy                                     8,970,790       2,298,585              --              --

* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended October 31, 2004

                                                                CAPITAL LOSS
                                                                CARRYFORWARD
FUND                                                              UTILIZED
----                                                           ---------------
Focused Equity Strategy                                        $        43,544
Focused Multi-Asset Strategy                                                --
Focused Balanced Strategy                                              346,776
Focused Fixed Income and Equity Strategy                                    --
Focused Fixed Income Strategy                                               --
Focused Large-Cap Growth                                            87,022,110
Focused Multi-Cap Growth                                            35,087,497
Focused 2000 Growth                                                  6,501,998
Focused Large-Cap Value                                              7,476,931
Focused Multi-Cap Value                                             28,180,090
Focused 2000 Value                                                   2,224,570
Focused Growth and Income                                            8,600,943
Focused International Equity                                                --
Focused Technology                                                  20,471,667
Focused Dividend Strategy                                            7,221,562

As of October 31, 2004, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                    FOCUSED         FOCUSED MULTI-         FOCUSED          FOCUSED FIXED            FOCUSED
                                EQUITY STRATEGY     ASSET STRATEGY    BALANCED STRATEGY   INCOME AND EQUITY        FIXED INCOME
                                   PORTFOLIO          PORTFOLIO           PORTFOLIO       STRATEGY PORTFOLIO    STRATEGY PORTFOLIO
                               -----------------    --------------    -----------------   ------------------    ------------------
Cost                           $     506,028,117    $  504,908,904    $     435,526,351   $       88,165,883    $       37,840,357
                               =================    ==============    =================   ==================    ==================
Appreciation                          24,568,095        35,866,447           17,752,344            1,511,186               486,397
Depreciation                          (5,613,395)         (576,252)          (2,663,484)            (283,463)             (459,860)
                               -----------------    --------------    -----------------   ------------------    ------------------
Net unrealized appreciation
 (depreciation)                $      18,954,700    $   35,290,195    $      15,088,860   $        1,227,723    $           26,537
                               =================    ==============    =================   ==================    ==================

                                                    FOCUSED MULTI-                          FOCUSED LARGE-        FOCUSED MULTI-
                               FOCUSED LARGE-CAP      CAP GROWTH        FOCUSED 2000          CAP VALUE             CAP VALUE
                               GROWTH PORTFOLIO       PORTFOLIO       GROWTH PORTFOLIO        PORTFOLIO             PORTFOLIO
                               -----------------    --------------    -----------------   ------------------    ------------------
Cost                           $   1,590,669,059    $  274,671,247    $     266,990,524   $      470,649,663    $      523,748,770
                               =================    ==============    =================   ==================    ==================
Appreciation                         285,315,099        72,175,262           56,524,645           35,127,183            92,125,744
Depreciation                        (110,880,449)      (11,241,307)         (11,003,187)         (14,350,848)          (19,131,099)
                               -----------------    --------------    -----------------   ------------------    ------------------
Net unrealized appreciation
 (depreciation)                $     174,434,650    $   60,933,955    $      45,521,458   $       20,776,335    $       72,994,645
                               =================    ==============    =================   ==================    ==================

                                                    FOCUSED GROWTH         FOCUSED             FOCUSED
                                 FOCUSED 2000         AND INCOME        INTERNATIONAL         TECHNOLOGY         FOCUSED DIVIDEND
                                VALUE PORTFOLIO       PORTFOLIO       EQUITY PORTFOLIO         PORTFOLIO        STRATEGY PORTFOLIO
                               -----------------    --------------    -----------------   ------------------    ------------------
Cost                           $     481,854,518    $  368,073,909    $     192,819,859   $       80,900,792    $      217,085,494
                               =================    ==============    =================   ==================    ==================
Appreciation                          54,428,485        66,181,832           15,769,995           15,350,266            23,461,850
Depreciation                         (14,620,559)      (17,893,214)          (1,475,966)          (3,881,993)          (12,112,230)
                               -----------------    --------------    -----------------   ------------------    ------------------
Net unrealized appreciation
 (depreciation)                $      39,807,926    $   48,288,618    $      14,294,029   $       11,468,273    $       11,349,620
                               =================    ==============    =================   ==================    ==================

NOTE 8. EXPENSE REDUCTIONS

Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. For the year ended October 31, 2004, the amount of expense reductions received by each Portfolio, were as follows:

                                                                  TOTAL EXPENSE
PORTFOLIO                                                          REDUCTIONS
---------                                                        ---------------
Focused Large-Cap Growth                                         $       968,858
Focused Multi-Cap Growth                                                  39,863
Focused 2000 Growth                                                       50,649
Focused 2000 Value                                                       172,145
Focused Growth and Income                                                206,155
Focused International Equity                                              27,341
Focused Technology                                                        64,404

NOTE 9. CAPITAL SHARE TRANSACTIONS

Transactions in shares of each class of each series were as follows:

                                                 FOCUSED EQUITY STRATEGY PORTFOLIO
                            ----------------------------------------------------------------------------
                                                              CLASS A
                            ----------------------------------------------------------------------------
                                                                               FOR THE PERIOD
                                    FOR THE YEAR ENDED                       NOVEMBER 8, 2002+
                                     OCTOBER 31, 2004                     THROUGH OCTOBER 31, 2003
                            -----------------------------------     ------------------------------------
                                SHARES              AMOUNT              SHARES               AMOUNT
                            ---------------     ---------------     ---------------      ---------------
Shares sold                       8,055,056*    $   135,480,588*          3,514,721**    $    50,861,719**
Shares issued by merger             239,692           4,122,703                  --                   --
Reinvested dividends                    599              10,113                 189                2,315
Shares redeemed                  (1,781,728)        (29,523,684)           (356,169)          (5,299,297)
                            ---------------     ---------------     ---------------      ---------------
Net increase (decrease)           6,513,619     $   110,089,720           3,158,741      $    45,564,737
                            ===============     ===============     ===============      ===============

                                                 FOCUSED EQUITY STRATEGY PORTFOLIO
                            ----------------------------------------------------------------------------
                                                              CLASS B
                            ----------------------------------------------------------------------------
                                                                               FOR THE PERIOD
                                    FOR THE YEAR ENDED                       NOVEMBER 8, 2002+
                                     OCTOBER 31, 2004                     THROUGH OCTOBER 31, 2003
                            -----------------------------------     ------------------------------------
                                SHARES              AMOUNT              SHARES               AMOUNT
                            ---------------     ---------------     ---------------      ---------------
Shares sold                       3,586,811     $    60,230,701           2,048,034      $    29,264,489
Shares issued by merger             767,778          13,100,103                  --                   --
Reinvested dividends                    379               6,361                  60                  733
Shares redeemed                    (588,743)*        (9,708,916)*           (94,619)**        (1,367,760)**
                            ---------------     ---------------     ---------------      ---------------
Net increase (decrease)           3,766,225     $    63,628,249           1,953,475      $    27,897,462
                            ===============     ===============     ===============      ===============

                                                      CLASS C (1)                                          CLASS I
                            ----------------------------------------------------------------    ------------------------------
                                                                      FOR THE PERIOD                    FOR THE PERIOD
                                  FOR THE YEAR ENDED                 NOVEMBER 8, 2002+                FEBRUARY 23, 2004@
                                   OCTOBER 31, 2004              THROUGH OCTOBER 31, 2003           THROUGH OCTOBER 31, 2004
                            ------------------------------    ------------------------------    ------------------------------
                               SHARES           AMOUNT           SHARES           AMOUNT           SHARES           AMOUNT
                            ------------    --------------    ------------    --------------    ------------    --------------
Shares sold                   11,913,013    $  198,102,021       6,346,104    $   91,750,064          71,796    $      483,700
Shares issued by merger           48,156           821,051              --                --         475,950         8,186,342
Reinvested dividends               1,058            17,716             165             2,020              --                --
Shares redeemed               (2,013,934)      (33,124,066)       (276,061)       (3,845,321)       (203,347)       (3,366,861)
                            ------------    --------------    ------------    --------------    ------------    --------------
Net increase (decrease)        9,948,293    $  165,816,722       6,070,208    $   87,906,763         344,399    $    5,303,181
                            ============    ==============    ============    ==============    ============    ==============

                                               FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                            ----------------------------------------------------------------------------
                                                              CLASS A
                            ----------------------------------------------------------------------------
                                                                               FOR THE PERIOD
                                    FOR THE YEAR ENDED                       NOVEMBER 8, 2002+
                                     OCTOBER 31, 2004                     THROUGH OCTOBER 31, 2003
                            -----------------------------------     ------------------------------------
                                SHARES              AMOUNT              SHARES               AMOUNT
                            ---------------     ---------------     ---------------      ---------------
Shares sold                       7,536,141#    $   118,786,803#          4,035,526##    $    55,470,342##
Reinvested dividends                 16,322             256,249                 346                4,218
Shares redeemed                  (1,280,209)        (20,136,213)           (230,629)          (3,210,380)
                            ---------------     ---------------     ---------------      ---------------
Net increase  (decrease)          6,272,254     $    98,906,839           3,805,243      $    52,264,180
                            ===============     ===============     ===============      ===============

                                               FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
                            ----------------------------------------------------------------------------
                                                              CLASS B
                            ----------------------------------------------------------------------------
                                                                               FOR THE PERIOD
                                    FOR THE YEAR ENDED                       NOVEMBER 8, 2002+
                                     OCTOBER 31, 2004                     THROUGH OCTOBER 31, 2003
                            -----------------------------------     ------------------------------------
                                SHARES              AMOUNT              SHARES                AMOUNT
                            ---------------     ---------------     ---------------      ---------------
Shares sold                       3,982,486     $    62,507,816           2,871,983      $    38,981,048
Reinvested dividends                    181               2,841                 144                1,750
Shares redeemed                    (556,290)#        (8,687,600)#           (86,177)##        (1,211,238)##
                            ---------------     ---------------     ---------------      ----------------
Net increase (decrease)           3,426,377     $    53,823,057           2,785,950      $    37,771,560
                            ===============     ===============     ===============      ================

                                                            CLASS C (1)
                            ----------------------------------------------------------------------------
                                                                               FOR THE PERIOD
                                    FOR THE YEAR ENDED                       NOVEMBER 8, 2002+
                                     OCTOBER 31, 2004                     THROUGH OCTOBER 31, 2003
                            -----------------------------------     ------------------------------------
                                SHARES              AMOUNT              SHARES               AMOUNT
                            ---------------     ---------------     ---------------      ---------------
Shares sold                      11,819,197     $   185,328,506           7,898,177      $   107,433,513
Reinvested dividends                    575               8,998                 694                8,456
Shares redeemed                  (1,591,465)        (24,821,477)           (343,728)          (4,575,263)
                            ---------------     ---------------     ---------------      ---------------
Net increase (decrease)          10,228,307     $   160,516,027           7,555,143      $   102,866,706
                            ===============     ===============     ===============      ===============

+    Commencement of Operations
@    Inception date of class
* Includes automatic conversion of 36,266 shares of Class B shares in the amount of $599,106 to 35,919 shares of Class A shares in the amount of $599,106
** Includes automatic conversion of 11,973 shares of Class B shares in the amount of $162,791 to 11,897 shares of Class A shares in the amount of $162,791
# Includes automatic conversion of 69,434 shares of Class B shares in the amount of $1,083,653 to 69,068 shares of Class A shares in the amount of $1,083,653
## Includes automatic conversion of 5,997 shares of Class B shares in the amount of $83,059 to 5,977 shares of Class A shares in the amount of $83,059
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                                   FOCUSED BALANCED STRATEGY PORTFOLIO
                            ---------------------------------------------------------------------------------
                                                                 CLASS A
                            ---------------------------------------------------------------------------------
                                                                                  FOR THE PERIOD
                                      FOR THE YEAR ENDED                         NOVEMBER 8, 2002+
                                       OCTOBER 31, 2004                       THROUGH OCTOBER 31, 2003
                            -------------------------------------     ---------------------------------------
                                SHARES               AMOUNT                 SHARES               AMOUNT
                            ---------------     -----------------     -----------------    ------------------
Shares sold                       5,568,331*    $      85,757,438*            3,824,647**  $       52,952,139**
Shares issued by merger             845,475            13,290,867                    --                    --
Reinvested dividends                 66,529             1,028,976                   696                 8,645
Shares redeemed                  (1,644,387)          (25,260,279)             (170,486)           (2,361,549)
                            ---------------     -----------------     -----------------    ------------------
Net increase (decrease)           4,835,948     $      74,817,002             3,654,857    $       50,599,235
                            ===============     =================     =================    ==================

                                                   FOCUSED BALANCED STRATEGY PORTFOLIO
                            ---------------------------------------------------------------------------------
                                                                 CLASS B
                            ---------------------------------------------------------------------------------
                                                                                  FOR THE PERIOD
                                      FOR THE YEAR ENDED                         NOVEMBER 8, 2002+
                                       OCTOBER 31, 2004                       THROUGH OCTOBER 31, 2003
                            -------------------------------------     ---------------------------------------
                                SHARES               AMOUNT                 SHARES               AMOUNT
                            ---------------     -----------------     -----------------    ------------------
Shares sold                       3,196,412     $      49,982,599             3,400,297    $       46,340,179
Shares issued by merger           1,510,040            23,691,809                    --                    --
Reinvested dividends                 16,532               255,018                   186                 2,300
Shares redeemed                    (913,278)*         (13,992,884)*            (153,693)**         (2,153,409)**
                            ---------------     -----------------     -----------------    ------------------
Net increase (decrease)           3,809,706     $      59,936,542             3,246,790    $       44,189,070
                            ===============     =================     =================    ==================

                                                      CLASS C (1)                                          CLASS I
                            ----------------------------------------------------------------    ------------------------------
                                                                      FOR THE PERIOD                    FOR THE PERIOD
                                  FOR THE YEAR ENDED                 NOVEMBER 8, 2002+                FEBRUARY 23, 2004@
                                   OCTOBER 31, 2004              THROUGH OCTOBER 31, 2003           THROUGH OCTOBER 31, 2004
                            ------------------------------    ------------------------------    ------------------------------
                               SHARES           AMOUNT           SHARES           AMOUNT           SHARES           AMOUNT
                            ------------    --------------    ------------    --------------    ------------    --------------
Shares sold                    8,704,328    $  134,284,420       7,201,430    $   99,563,901         204,180    $    2,395,455
Shares issued by merger          255,038         4,006,646              --                --       1,529,144        24,038,151
Reinvested dividends              28,520           440,357             473             5,860           7,658           118,764
Shares redeemed               (3,001,467)      (45,999,071)       (297,438)       (4,115,614)       (877,526)      (13,647,118)
                            ------------    --------------    ------------    --------------    ------------    --------------
Net increase (decrease)        5,986,419    $   92,732,352       6,904,465    $   95,454,147         863,456    $   12,905,252
                            ============    ==============    ============    ==============    ============    ==============

                                   FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                            ----------------------------------------------------------------
                                                        CLASS A
                            ----------------------------------------------------------------
                                                                     FOR THE PERIOD
                                  FOR THE YEAR ENDED                NOVEMBER 8, 2002+
                                   OCTOBER 31, 2004              THROUGH OCTOBER 31, 2003
                            ------------------------------    ------------------------------
                               SHARES           AMOUNT           SHARES           AMOUNT
                            ------------    --------------    ------------    --------------
Shares sold                    1,615,562#   $   22,689,955#      2,076,727##  $   27,566,010##
Reinvested dividends              31,421           439,428           5,405            72,076
Shares redeemed                 (829,743)      (11,595,607)       (160,131)       (2,158,062)
                            ------------    --------------    ------------    --------------
Net increase (decrease)          817,240    $   11,533,776       1,922,001    $   25,480,024
                            ============    ==============    ============    ==============

                                   FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
                            ----------------------------------------------------------------
                                                        CLASS B
                            ----------------------------------------------------------------
                                                                     FOR THE PERIOD
                                  FOR THE YEAR ENDED                NOVEMBER 8, 2002+
                                   OCTOBER 31, 2004              THROUGH OCTOBER 31, 2003
                            ------------------------------    ------------------------------
                               SHARES           AMOUNT           SHARES           AMOUNT
                            ------------    --------------    ------------    --------------
Shares sold                      533,969    $    7,483,063       1,000,019    $   13,076,063
Reinvested dividends              13,668           191,072           1,763            23,425
Shares redeemed                 (238,089)#      (3,335,905)#      (160,065)##     (2,125,395)##
                            ------------    --------------    ------------    --------------
Net increase (decrease)          309,548    $    4,338,230         841,717    $   10,974,093
                            ============    ==============    ============    ==============

                                                      CLASS C (1)                                          CLASS I
                            ----------------------------------------------------------------    ------------------------------
                                                                      FOR THE PERIOD                    FOR THE PERIOD
                                  FOR THE YEAR ENDED                 NOVEMBER 8, 2002+                  JULY 7, 2004@
                                   OCTOBER 31, 2004              THROUGH OCTOBER 31, 2003          THROUGH OCTOBER 31, 2004
                            ------------------------------    ------------------------------    ------------------------------
                               SHARES           AMOUNT           SHARES           AMOUNT           SHARES           AMOUNT
                            ------------    --------------    ------------    --------------    ------------    --------------
Shares sold                    1,535,526    $   21,467,974       1,836,632    $   24,029,826           7,215    $      100,000
Reinvested dividends              29,428           411,417           4,635            61,263              39               539
Shares redeemed                 (650,495)       (9,077,564)       (248,359)       (3,244,095)             --                --
                            ------------    --------------    ------------    --------------    ------------    --------------
Net increase (decrease)          914,459    $   12,801,827       1,592,908    $   20,846,994           7,254    $      100,539
                            ============    ==============    ============    ==============    ============    ==============

+    Commencement of Operations
@    Inception date of class
* Includes automatic conversion of 56,467 shares of Class B shares in the amount of $867,541 to 56,359 shares of Class A shares in the amount of $867,541
** Includes automatic conversion of 377 shares of Class B shares in the amount of $4,674 to 279 shares of Class A shares in the amount of $4,674
# Includes automatic conversion of 6,463 shares of Class B shares in the amount of $91,074 to 6,450 shares of Class A shares in the amount of $91,074
## Includes automatic conversion of 5,665 shares of Class B shares in the amount of $70,902 to 5,670 shares of Class A shares in the amount of $70,902
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                                   FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS A
                            --------------------------------------------------------------------------------------
                                                                                       FOR THE PERIOD
                                      FOR THE YEAR ENDED                              NOVEMBER 8, 2002+
                                       OCTOBER 31, 2004                           THROUGH OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           541,378*     $       7,004,960*             1,037,949**    $      13,374,276**
Reinvested dividends                   21,478                277,898                  7,003                 90,613
Shares redeemed                      (525,673)            (6,792,226)              (396,916)            (5,070,969)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)                37,183      $         490,632                648,036      $       8,393,920
                            =================      =================      =================      =================

                                                   FOCUSED FIXED INCOME STRATEGY PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS B
                            --------------------------------------------------------------------------------------
                                                                                       FOR THE PERIOD
                                      FOR THE YEAR ENDED                              NOVEMBER 8, 2002+
                                       OCTOBER 31, 2004                           THROUGH OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           323,421      $       4,167,683                682,543      $       8,721,963
Reinvested dividends                   12,709                164,195                  2,631                 34,018
Shares redeemed                      (174,469)*           (2,249,695)*             (219,670)**          (2,843,855)**
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               161,661      $       2,082,183                465,504      $       5,912,126
                            =================      =================      =================      =================

                                                                 CLASS C (1)
                            --------------------------------------------------------------------------------------
                                                                                       FOR THE PERIOD
                                      FOR THE YEAR ENDED                              NOVEMBER 8, 2002+
                                       OCTOBER 31, 2004                           THROUGH OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         1,906,382      $      24,546,297              1,623,990      $      20,742,164
Reinvested dividends                   30,850                398,252                  7,922                102,585
Shares redeemed                    (1,156,181)           (15,019,438)              (818,868)           (10,485,561)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               781,051      $       9,925,111                813,044      $      10,359,188
                            =================      =================      =================      =================

                                                      FOCUSED LARGE-CAP GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS A
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                        22,615,574#     $     385,182,154#            15,692,195##    $     228,348,443##
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (8,122,284)          (135,045,333)            (6,085,458)           (83,156,801)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)            14,493,290      $     250,136,821              9,606,737      $     145,191,642
                            =================      =================      =================      =================

                                                      FOCUSED LARGE-CAP GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS B
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         2,743,291      $      45,080,945              4,405,320      $      59,990,061
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (5,988,433)#          (96,178,476)#           (6,491,464)##         (85,144,539)##
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)            (3,245,142)     $     (51,097,531)            (2,086,144)     $     (25,154,478)
                            =================      =================      =================      =================

                                                                  CLASS C (1)
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         6,107,255      $      99,910,105              5,830,245      $      80,856,420
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (7,461,059)          (119,843,363)            (9,083,434)          (119,169,916)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)            (1,353,804)     $     (19,933,258)            (3,253,189)     $     (38,313,496)
                            =================      =================      =================      =================

                                                                   CLASS Z
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           781,570      $      13,487,898              3,934,608      $      51,814,860
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                      (427,958)            (7,200,965)              (352,170)            (4,828,856)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               353,612      $       6,286,933              3,582,438      $      46,986,004
                            =================      =================      =================      =================

+    Commencement of Operations
* Includes automatic conversion of 5,509 shares of Class B shares in the amount of $70,817 to 5,505 shares of Class A shares in the amount of $70,817
** Includes automatic conversion of 155 shares of Class B shares in the amount of $1,949 to 154 shares of Class A shares in the amount of $1,949
# Includes automatic conversion of 356,494 shares of Class B shares in the amount of $5,674,472 to 343,146 shares of Class A shares in the amount of $5,674,472
## Includes automatic conversion of 80,813 shares of Class B shares in the amount of $1,091,930 to 78,858 shares of Class A shares in the amount of $1,091,930
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                                      FOCUSED MULTI-CAP GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS A
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         4,672,374*     $      80,828,781*             2,843,217**    $      40,881,505**
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (1,731,397)           (29,860,200)            (1,672,980)           (22,933,437)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)             2,940,977      $      50,968,581              1,170,237      $      17,948,068
                            =================      =================      =================      =================

                                                      FOCUSED MULTI-CAP GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS B
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           655,950      $      10,720,980                992,352      $      13,189,961
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (3,120,551)*          (50,796,969)*           (2,083,989)**         (26,713,297)**
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)            (2,464,601)     $     (40,075,989)            (1,091,637)     $     (13,523,336)
                            =================      =================      =================      =================

                                                                 CLASS C (1)
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           606,632      $       9,944,192                798,397      $      10,801,980
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                      (725,792)           (11,791,753)              (975,020)           (12,501,767)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)              (119,160)     $      (1,847,561)              (176,623)     $      (1,699,787)
                            =================      =================      =================      =================

                                                                   CLASS Z
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                                --      $              --                  2,977      $          39,125
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                            --                     --                (93,388)            (1,210,513)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)                    --      $              --                (90,411)     $      (1,171,388)
                            =================      =================      =================      =================

                                                                   CLASS X
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                            16,310      $         285,909                 20,564      $         283,701
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                          (861)               (14,898)                  (280)                (3,866)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)                15,449      $         271,011                 20,284      $         279,835
                            =================      =================      =================      =================

                                                        FOCUSED 2000 GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS A
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         8,002,285#     $     123,188,573#             5,899,642##    $      73,057,334##
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                      (971,993)           (14,740,766)              (993,567)           (11,192,322)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)             7,030,292      $     108,447,807              4,906,075      $      61,865,012
                            =================      =================      =================      =================

                                                      FOCUSED 2000 GROWTH PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS B
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           816,495      $      11,975,667                885,258      $      10,482,435
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                      (483,156)#           (7,048,160)#             (326,573)##          (3,727,558)##
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               333,339      $       4,927,507                558,685      $       6,754,877
                            =================      =================      =================      =================

                                                                   CLASS C (1)
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         1,938,176      $      28,402,764              1,979,501      $      23,643,075
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (1,070,496)           (15,393,434)              (585,302)            (6,611,402)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               867,680      $      13,009,330              1,394,199      $      17,031,673
                            =================      =================      =================      =================

                                                                   CLASS I
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           142,565      $       2,201,678                114,663      $       1,387,865
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                      (261,951)            (3,998,770)               (47,447)              (571,181)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)              (119,386)     $      (1,797,092)                67,216      $         816,684
                            =================      =================      =================      =================

* Includes automatic conversion of 1,608,803 shares of Class B shares in the amount of $26,217,559 to 1,517,569 shares of Class A shares in the amount of $26,217,559
** Includes automatic conversion of 96,052 shares of Class B shares in the amount of $1,279,778 to 91,172 shares of Class A shares in the amount of $1,279,778
# Includes automatic conversion of 21,405 shares of Class B shares in the amount of $317,527 to 20,429 shares of Class A shares in the amount of $317,527
## Includes automatic conversion of 12,763 shares of Class B shares in the amount of $149,682 to 12,263 shares of Class A shares in the amount of $149,682
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                                      FOCUSED LARGE-CAP VALUE PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS A
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                        15,206,464*     $     225,992,445*            11,164,974**    $     143,778,745**
Reinvested dividends                   19,611                284,555                     --                     --
Shares redeemed                    (2,222,479)           (32,722,987)            (1,528,895)           (18,747,948)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)            13,003,596      $     193,554,013              9,636,079      $     125,030,797
                            =================      =================      =================      =================

                                                      FOCUSED LARGE-CAP VALUE PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS B
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           754,095      $      10,828,250              1,152,169      $      13,726,217
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                      (719,472)*          (10,271,690)*           (1,046,137)**         (12,150,032)**
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)                34,623      $         556,560                106,032      $       1,576,185
                            =================      =================      =================      =================

                                                                 CLASS C (1)
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         2,075,064      $      29,797,894              2,030,935      $      24,948,014
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                      (896,879)           (12,807,565)              (914,148)           (10,749,784)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)             1,178,185      $      16,990,329              1,116,787      $      14,198,230
                            =================      =================      =================      =================

                                                                   CLASS Z
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                                --      $              --                  5,087      $          58,213
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                            --                     --                (73,294)              (830,005)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)                    --      $              --                (68,207)     $        (771,792)
                            =================      =================      =================      =================

                                                      FOCUSED MULTI-CAP VALUE PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS A
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         3,429,914#     $      63,206,686#             3,401,901##    $      50,839,590##
Reinvested dividends                   68,556              1,207,281                     --                     --
Shares redeemed                    (2,110,913)           (38,931,593)            (3,452,491)           (49,271,624)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)             1,387,557      $      25,482,374                (50,590)     $       1,567,966
                            =================      =================      =================      =================

                                                      FOCUSED MULTI-CAP VALUE PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS B
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           886,486      $      15,988,957              1,446,047      $      21,018,416
Reinvested dividends                   12,892                222,518                     --                     --
Shares redeemed                    (2,295,161)#          (41,294,111)#           (2,979,186)##         (42,182,230)##
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)            (1,395,783)     $     (25,082,636)            (1,533,139)     $     (21,163,814)
                            =================      =================      =================      =================

                                                                  CLASS C (1)
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         1,318,585      $      23,730,021              1,760,206      $      25,539,776
Reinvested dividends                   15,585                268,895                     --                     --
Shares redeemed                    (3,078,363)           (55,278,964)            (4,386,143)           (61,820,236)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)            (1,744,193)     $     (31,280,048)            (2,625,937)     $     (36,280,460)
                            =================      =================      =================      =================

                                                                    CLASS I
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                              FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                                OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                            65,871      $       1,231,063                311,347      $       4,469,389
Reinvested dividends                    8,233                145,227                     --                     --
Shares redeemed                    (1,063,459)           (20,570,207)              (274,719)            (3,956,655)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)              (989,355)     $     (19,193,917)                36,628      $         512,734
                            =================      =================      =================      =================

* Includes automatic conversion of 73,501 shares of Class B shares in the amount of $1,041,515 to 70,974 shares of Class A shares in the amount of $1,041,515
** Includes automatic conversion of 18,371 shares of Class B shares in the amount of $220,181 to 17,990 shares of Class A shares in the amount of $220,181
# Includes automatic conversion of 124,527 shares of Class B shares in the amount of $2,251,359 to 121,732 shares of Class A shares in the amount of $2,251,359
## Includes automatic conversion of 53,680 shares of Class B shares in the amount of $777,457 to 52,630 shares of Class A shares in the amount of $777,457
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                                         FOCUSED 2000 VALUE PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS A
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                        10,041,656*     $     200,898,576*             6,156,504**    $      94,329,924**
Reinvested dividends                       --                     --                148,931              2,019,509
Shares redeemed                    (1,915,452)           (38,794,542)            (1,667,184)           (23,769,217)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)             8,126,204      $     162,104,034              4,638,251      $      72,580,216
                            =================      =================      =================      =================

                                                         FOCUSED 2000 VALUE PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS B
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           974,045      $      18,699,301                788,276      $      11,337,972
Reinvested dividends                       --                     --                153,805              2,008,694
Shares redeemed                      (796,549)*          (15,272,636)*             (878,722)**         (12,121,594)**
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               177,496      $       3,426,665                 63,359      $       1,225,072
                            =================      =================      =================      =================

                                                                  CLASS C (1)
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         2,208,755      $      42,503,729              1,487,928      $      21,321,604
Reinvested dividends                       --                     --                183,343              2,398,130
Shares redeemed                    (1,098,869)           (21,191,100)            (1,126,602)           (15,559,169)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)             1,109,886      $      21,312,629                544,669      $       8,160,565
                            =================      =================      =================      =================

                                                                   CLASS Z
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                                --      $              --                 19,487      $         274,483
Reinvested dividends                       --                     --                  5,144                 71,751
Shares redeemed                            --                     --               (142,181)            (1,957,100)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)                    --      $              --               (117,550)     $      (1,610,866)
                            =================      =================      =================      =================

                                                     FOCUSED GROWTH AND INCOME PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS A
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         4,754,445#     $      73,517,220#             5,161,219##    $      68,951,887##
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (2,243,362)           (34,393,117)            (2,081,171)           (26,598,768)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)             2,511,083      $      39,124,103              3,080,048      $      42,353,119
                            =================      =================      =================      =================

                                                     FOCUSED GROWTH AND INCOME PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS B
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         1,236,311      $      18,476,403              1,886,148      $      24,143,100
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (1,435,315)#          (21,037,483)#           (1,397,813)##         (17,342,285)##
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)              (199,004)     $      (2,561,080)               488,335      $       6,800,815
                            =================      =================      =================      =================

                                                                  CLASS C (1)
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         2,514,166      $      37,196,286              4,143,039      $      53,289,239
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (2,658,038)           (38,625,193)            (1,867,820)           (23,015,446)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)              (143,872)     $      (1,428,907)             2,275,219      $      30,273,793
                            =================      =================      =================      =================

                                                                   CLASS Z
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                                --      $              --                  1,217      $          14,955
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                            --                     --                (28,814)              (354,826)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)                    --      $              --                (27,597)     $        (339,871)
                            =================      =================      =================      =================

                                                                   CLASS X
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         1,026,677      $      15,929,182              1,070,566      $      13,895,227
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                      (192,802)            (2,968,601)              (152,108)            (2,098,143)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               833,875      $      12,960,581                918,458      $      11,797,084
                            =================      =================      =================      =================

* Includes automatic conversion of 92,519 shares of Class B shares in the amount of $1,799,177 to 88,269 shares of Class A shares in the amount of $1,799,177
** Includes automatic conversion of 40,690 shares of Class B shares in the amount of $579,953 to 39,261 shares of Class A shares in the amount of $579,953
# Includes automatic conversion of 121,214 shares of Class B shares in the amount of $1,755,452 to 115,872 shares of Class A shares in the amount of $1,755,452
## Includes automatic conversion of 43,998 shares of Class B shares in the amount of $566,723 to 42,487 shares of Class A shares in the amount of $566,723
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                                    FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS A
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         6,175,757*     $      99,858,965*             5,741,743**    $      74,258,563**
Reinvested dividends                   27,068                422,536                     --                     --
Shares redeemed                      (488,520)            (7,916,869)            (2,871,746)           (35,568,100)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)             5,714,305      $      92,364,632              2,869,997      $      38,690,463
                            =================      =================      =================      =================

                                                    FOCUSED INTERNATIONAL EQUITY PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS B
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           263,378      $       4,194,222                230,031      $       2,918,972
Reinvested dividends                    2,586                 39,817                     --                     --
Shares redeemed                      (130,281)*           (2,064,944)*             (132,214)**          (1,628,224)**
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               135,683      $       2,169,095                 97,817      $       1,290,748
                            =================      =================      =================      =================

                                                                   CLASS C (1)
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                           843,408      $      13,395,727              1,447,206      $      18,322,401
Reinvested dividends                    6,049                 93,094                     --                     --
Shares redeemed                      (223,055)            (3,567,294)            (1,142,940)           (14,469,244)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               626,402      $       9,921,527                304,266      $       3,853,157
                            =================      =================      =================      =================

                                                         FOCUSED TECHNOLOGY PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS A
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         3,928,724#     $      20,148,304#             3,012,987##    $      11,599,707##
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (3,971,660)           (19,846,524)            (2,374,749)            (8,735,244)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               (42,936)     $         301,780                638,238      $       2,864,463
                            =================      =================      =================      =================

                                                         FOCUSED TECHNOLOGY PORTFOLIO
                            --------------------------------------------------------------------------------------
                                                                   CLASS B
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         1,381,952      $       6,925,078              1,308,445      $       4,820,897
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (1,160,936)#           (5,762,800)#           (1,410,577)##          (5,065,370)##
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)               221,016      $       1,162,278               (102,132)     $        (244,473)
                            =================      =================      =================      =================

                                                                  CLASS C (1)
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                         1,518,671      $       7,607,540              1,698,507      $       6,269,321
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                    (1,987,665)            (9,751,061)            (2,002,653)            (6,759,199)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)              (468,994)     $      (2,143,521)              (304,146)     $        (489,878)
                            =================      =================      =================      =================

                                                                   CLASS Z
                            --------------------------------------------------------------------------------------
                                      FOR THE YEAR ENDED                             FOR THE YEAR ENDED
                                       OCTOBER 31, 2004                               OCTOBER 31, 2003
                            ----------------------------------------      ----------------------------------------
                                 SHARES                 AMOUNT                 SHARES                 AMOUNT
                            -----------------      -----------------      -----------------      -----------------
Shares sold                                --      $              --                222,161      $         645,297
Reinvested dividends                       --                     --                     --                     --
Shares redeemed                            --                     --               (415,983)            (1,201,374)
                            -----------------      -----------------      -----------------      -----------------
Net increase (decrease)                    --      $              --               (193,822)     $        (556,077)
                            =================      =================      =================      =================

* Includes automatic conversion of 30,637 shares of Class B shares in the amount of $487,920 to 30,146 shares of Class A shares in the amount of $487,920
** Includes automatic conversion of 11,437 shares of Class B shares in the amount of $143,793 to 11,317 shares of Class A shares in the amount of $143,793
# Includes automatic conversion of 66,401 shares of Class B shares in the amount of $336,538 to 64,854 shares of Class A shares in the amount of $336,538
## Includes automatic conversion of 18,288 shares of Class B shares in the amount of $59,953 to 17,999 shares of Class A shares in the amount of $59,953
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

                                                           FOCUSED DIVIDEND STRATEGY PORTFOLIO
                            --------------------------------------------------------------------------------------------------
                                                                         CLASS A
                            --------------------------------------------------------------------------------------------------
                                  FOR THE YEAR ENDED             FOR THE ONE MONTH ENDED              FOR THE YEAR ENDED
                                   OCTOBER 31, 2004                 OCTOBER 31, 2003                  SEPTEMBER 30, 2003
                            ------------------------------    ------------------------------    ------------------------------
                               SHARES           AMOUNT           SHARES           AMOUNT           SHARES           AMOUNT
                            ------------    --------------    ------------    --------------    ------------    --------------
Shares sold                    3,237,330    $   39,693,426         249,332**  $    2,768,281**     4,137,543#   $   43,248,430#
Reinvested dividends              56,321           690,992              --                --          50,994           536,198
Shares redeemed               (2,124,502)      (25,969,781)        (87,852)         (977,987)       (907,701)       (9,512,999)
                            ------------    --------------    ------------    --------------    ------------    --------------
Net increase (decrease)        1,169,149    $   14,414,637         161,480    $    1,790,294       3,280,836    $   34,271,629
                            ============    ==============    ============    ==============    ============    ==============

                                                                         CLASS B
                            --------------------------------------------------------------------------------------------------
                                  FOR THE YEAR ENDED             FOR THE ONE MONTH ENDED              FOR THE YEAR ENDED
                                   OCTOBER 31, 2004                 OCTOBER 31, 2003                  SEPTEMBER 30, 2003
                            ------------------------------    ------------------------------    ------------------------------
                               SHARES           AMOUNT           SHARES           AMOUNT           SHARES           AMOUNT
                            ------------    --------------    ------------    --------------    ------------    --------------
Shares sold                    1,102,392    $   13,480,063         140,458    $    1,557,946       2,939,297    $   30,620,040
Reinvested dividends              37,089           452,614              --                --          54,728           573,067
Shares redeemed                 (830,413)*     (10,129,378)*       (42,743)**       (472,939)**     (719,097)#      (7,433,983)#
                            ------------    --------------    ------------    --------------    ------------    --------------
Net increase (decrease)          309,068    $    3,803,299          97,715    $    1,085,007       2,274,928    $   23,759,124
                            ============    ==============    ============    ==============    ============    ==============

                                                                        CLASS C (1)
                            --------------------------------------------------------------------------------------------------
                                  FOR THE YEAR ENDED             FOR THE ONE MONTH ENDED              FOR THE YEAR ENDED
                                   OCTOBER 31, 2004                 OCTOBER 31, 2003                  SEPTEMBER 30, 2003
                            ------------------------------    ------------------------------    ------------------------------
                               SHARES           AMOUNT           SHARES           AMOUNT           SHARES           AMOUNT
                            ------------    --------------    ------------    --------------    ------------    --------------
Shares sold                    2,921,309    $   35,630,528         295,919    $    3,281,679       5,206,591    $   54,065,096
Reinvested dividends              58,468           714,093              --                --          60,521           634,436
Shares redeemed               (1,350,575)      (16,516,680)        (64,912)         (721,003)       (853,166)       (8,786,873)
                            ------------    --------------    ------------    --------------    ------------    --------------
Net increase (decrease)        1,629,202    $   19,827,941         231,007    $    2,560,676       4,413,946    $   45,912,659
                            ============    ==============    ============    ==============    ============    ==============

* Includes automatic conversion of 26,332 shares of Class B shares in the amount of $322,101 to 26,233 shares of Class A shares in the amount of $322,101
** Includes automatic conversion of 10 shares of Class B shares in the amount of $110 to 10 shares of Class A shares in the amount of $110
# Includes automatic conversion of 13,057 shares of Class B shares in the amount of $147,446 to 12,997 shares of Class A shares in the amount of $147,446
(1) Effective February 23, 2004, Class II shares were redesignated as Class C shares.

NOTE 10. DIRECTORS' RETIREMENT PLAN

The Directors of the SunAmerica Focused Series, Inc. have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the AIG SunAmerica mutual funds (an "Eligible Director"), retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from each AIG SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each AIG SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the Amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

                                                                   RETIREMENT PLAN  RETIREMENT PLAN  RETIREMENT PLAN
                                                                      LIABILITY         EXPENSE         PAYMENTS
                                                                   ---------------  ---------------  ---------------
PORTFOLIO                                                                       AS OF OCTOBER 31, 2004
---------                                                          -------------------------------------------------
Focused Equity Strategy                                            $         4,210  $         3,411  $            13
Focused Multi-Asset Strategy                                                 3,824            3,489               14
Focused Balanced Strategy                                                    5,317            3,635               19
Focused Fixed Income and Equity Strategy                                       940              851                3
Focused Fixed Income Strategy                                                  354              316                2
Focused Large-Cap Growth                                                   147,028           30,955            6,092
Focused Multi-Cap Growth                                                    50,446            5,801            2,693
Focused 2000 Growth                                                          5,471            3,027              107
Focused Large-Cap Value                                                     14,261            4,822              520
Focused Multi-Cap Value                                                     43,060           12,056            1,483
Focused 2000 Value                                                          16,376            5,416              586
Focused Growth and Income                                                   24,330            6,838              911
Focused International Equity                                                 3,299            1,696               74
Focused Technology                                                           8,091            1,483              344
Focused Dividend Strategy                                                   12,981            3,209              591

NOTE 11. LINES OF CREDIT

The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit which, is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the period ending October 31, 2004, the following Portfolios had borrowings:

                                                       DAYS       INTEREST   AVERAGE DEBT   WEIGHTED AVERAGE
PORTFOLIO                                           OUTSTANDING   CHARGES      UTILIZED         INTEREST
---------                                           -----------   --------   ------------   ----------------
Focused Large-Cap Growth                                66        $  4,256   $  1,111,690         2.06%
Focused Multi-Cap Growth                                 3             653      5,220,222         1.50
Focused 2000 Growth                                      1              32        491,144         2.31
Focused Multi-Cap Value                                 27           3,863      3,316,478         1.80
Focused Growth and Income                               14             212        266,752         2.05
Focused International Equity                            15           2,025      2,312,378         1.97
Focused Technology                                      33             855      1,221,454         1.67
Focused Dividend Strategy                               11             468      1,005,289         1.53

At October 31, 2004, there were no borrowings outstanding.

NOTE 12. INTERFUND LENDING AGREEMENT

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating

Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended October 31, 2004, none of the Portfolios participated in the program.

NOTE 13. INVESTMENT CONCENTRATION

All Portfolios, except Focused Dividend Strategy Portfolio, may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Focused International Equity Portfolio. At October 31, 2004, the Focused International Equity Portfolio had approximately 23.8% and 15.9% of its net assets invested in equity securities of companies domiciled in the United Kingdom and Japan, respectively.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF SUNAMERICA FOCUSED SERIES, INC.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Focused Equity Strategy Portfolio, SunAmerica Focused Multi-Asset Strategy Portfolio, SunAmerica Focused Balanced Strategy Portfolio, SunAmerica Focused Fixed Income and Equity Strategy Portfolio, SunAmerica Focused Fixed Income Strategy Portfolio, SunAmerica Focused Large-Cap Growth Portfolio, SunAmerica Focused Multi-Cap Growth Portfolio, SunAmerica Focused 2000 Growth Portfolio, SunAmerica Focused Large-Cap Value Portfolio, SunAmerica Focused Multi-Cap Value Portfolio, SunAmerica Focused 2000 Value Portfolio, SunAmerica Focused Growth and Income Portfolio, SunAmerica Focused International Equity Portfolio, SunAmerica Focused Technology Portfolio and SunAmerica Focused Dividend Strategy Portfolio (fifteen of the portfolios constituting SunAmerica Focused Series, Inc., formerly SunAmerica Style Select Series, Inc., hereafter referred to as the "Fund") at October 31, 2004, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statement of changes in net assets and the financial highlights of SunAmerica Focused Dividend Strategy Portfolio for each of the periods ended on or before September 30, 2003 were audited by other auditors whose report dated November 17, 2003 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP


Houston, Texas
December 3, 2004

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

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

SUNAMERICA FOCUSED PORTFOLIOS

DIRECTOR INFORMATION -- (UNAUDITED)

The following table contains basic information regarding the Directors that oversee operations of the Fund and other investment companies within the Fund Complex.

                                                                                   NUMBER OF
                                       TERM OF                                   PORTFOLIOS IN
                         POSITION    OFFICE AND                                      FUND                    OTHER
NAME,                    HELD WITH    LENGTH OF                                    COMPLEX               DIRECTORSHIPS
ADDRESS AND             SUNAMERICA      TIME         PRINCIPAL OCCUPATION(S)      OVERSEEN BY               HELD BY
DATE OF BIRTH*             FUND       SERVED(4)        DURING PAST 5 YEARS        DIRECTOR(1)             DIRECTOR(2)
--------------          -----------  ----------  ------------------------------  -------------   ------------------------------
Jeffrey S. Burum        Director     2004-       Founder and CEO of National          36         None
DOB: February 27, 1963               present     Housing Development Corp.

Dr. Judith L. Craven    Director     2001-       Retired.                             73         Director, A.G. Belo
DOB: October 6, 1945                 present                                                     Corporation (1992 to
                                                                                                 present); Director, Sysco
                                                                                                 Corporation (1996 to
                                                                                                 present); Director, Luby's,
                                                                                                 Inc. (1998 to present):
                                                                                                 Director, University of Texas
                                                                                                 Board of Regents (2001-
                                                                                                 Present).

William F. Devin        Director     2001-       Retired.                             73         Member of the Board of
DOB: December 30, 1938               present                                                     Governors, Boston Stock
                                                                                                 Exchange (1985-Present).

Samuel M. Eisenstat     Chairman     1996-       Attorney, solo practitioner.         46         Director of North European
DOB: March 7, 1940      of the       present                                                     Oil Royalty Trust.
                        Board

Stephen J. Gutman       Director     1996-       Partner and Member of Managing       46         None
DOB: May 10, 1943                    present     Directors, Beau Brummel-Soho
                                                 LLC (Licensing of menswear
                                                 specialty retailing and other
                                                 activities) (June 1988 to
                                                 present)

Peter A. Harbeck (3)    Director     1996-       President, CEO and Director,         82         None
DOB: January 23, 1954                present     SAAMCo (August 1995 to
                                                 present); Director, AIG
                                                 SunAmerica Capital Services,
                                                 Inc. ("SACS") (August 1993 to
                                                 present)

William J. Shea         Director     2004-       President and CEO, Conseco,          46         None
DOB: February 9, 1948                present     Inc. (Financial Services)
                                                 (2001 to 2004); Chairman of
                                                 the Board of Centennial
                                                 Technologies, Inc. (1998 to
                                                 2001); Vice Chairman, Bank
                                                 Boston Corporation (1993 to
                                                 1998)

----------
* The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios,) Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (21 portfolios), VALIC Company II (15 funds), and AIG Series Trust (4 portfolios).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Director, as defined within the Investment Company Act of 1940 because he or she is an officer and a director of the advisor, and director of the principal underwriter, of, the Trust.

(4) Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan discussed in Note 10 of the financial statements.

Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES.

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Fund's Portfolios which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the Securities and Exchange Commission's Internet site at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA FOCUSED PORTFOLIOS
Information regarding how SunAmerica Focused Portfolios voted proxies relating to securities held in SunAmerica Focused Portfolios during the twelve month period ended June 30, 2004 is available without charge, upon request, by calling
(800)858-8850 or on the SEC's website at www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS
The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters ending after July 9, 2004. Once filed, the Fund's form N-Q will be available without charge on the Securities Exchange Commission ("SEC") website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to www.publicinfo.sec.gov.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

SUNAMERICA FOCUSED PORTFOLIOS

SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Focused Series, Inc. is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended October 31, 2004. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under a separate cover in January 2005.

                                                                   NET LONG-TERM
PORTFOLIO                                                          CAPITAL GAINS
---------                                                          -------------
Focused Equity Strategy                                            $      14,228
Focused Multi-Asset Strategy                                              18,499
Focused Balanced Strategy                                                  9,332
Focused Fixed Income and Equity Strategy                                      --
Focused Fixed Income Strategy                                                 --
Focused Large-Cap Growth                                                      --
Focused Multi-Cap Growth                                                      --
Focused 2000 Growth                                                           --
Focused Large-Cap Value                                                       --
Focused Multi-Cap Value                                                       --
Focused 2000 Value                                                            --
Focused Growth and Income                                                     --
Focused International Equity                                             575,289
Focused Technology                                                            --
Dividend Strategy                                                             --

For the year ended October 31, 2004, the percentage of the dividends paid from ordinary income for the following portfolios qualified for the 70% dividends received deductions for corporations.

PORTFOLIO                                                            PERCENTAGE
---------                                                          -------------
Focused Equity Strategy                                                    81.01%
Focused Multi-Asset Strategy                                              100.00
Focused Balanced Strategy                                                 100.00
Focused Fixed Income and Equity Strategy                                  100.00
Focused Fixed Income Strategy                                              71.76
Focused Large-Cap Value                                                   100.00
Focused Multi-Cap Value                                                    99.99
Focused Dividend Strategy                                                 100.00

For the year ended October 31, 2004, certain dividends paid by the following Portfolios may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

PORTFOLIO                                                              AMOUNT
---------                                                          -------------
Focused Equity Strategy                                            $      27,100
Focused Multi-Asset Strategy                                             280,124
Focused Balanced Strategy                                              2,341,578
Focused Fixed Income and Equity Strategy                               1,784,488
Focused Fixed Income Strategy                                          1,289,504
Focused Large-Cap Value                                                  293,906
Focused Multi-Cap Value                                                2,042,754
Focused Dividend Strategy                                              2,986,177

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                                       104

[AIG SUNAMERICA MUTUAL FUNDS LOGO]

SUNAMERICA FOCUSED PORTFOLIOS

COMPARISONS: PORTFOLIOS VS. THE INDEXES -- (UNAUDITED)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the SunAmerica Focused Portfolios to a similar investment in an index or indices. Please note that "inception" as used herein reflects the date on which a specific class of Portfolios commenced operations. It is important to note that the SunAmerica Focused Portfolios are professionally managed mutual funds while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the class of that particular Portfolio which has been in existence the longest. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

THE FOCUSED EQUITY STRATEGY PORTFOLIO CLASS C returned 4.00% (excluding sales charge) for the 12 months ended October 31, 2004. This underperformed the Portfolio's benchmark, the Russell 3000 Index, which posted a total return of 9.51% for the same period. The Portfolio also underperformed the Lipper Multi-Cap Core Funds Category and Morningstar Moderate Allocation Category, representing its peer groups, which posted 8.25% and 7.39%, respectively, over the same period.*

While the Portfolio was affected during the annual period by broad economic and market trends and by mixed results from its underlying investments in a mandated yet strategically allocated portfolio of SunAmerica Focused Portfolios, it continued to provide the building blocks of a complete equity allocation, diversification of management, research styles, and risk/return parameters, and attention to style drift and stock overlap.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT, DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The U.S. economy recovered somewhat during the fiscal year, although not at a steady pace. Quarterly real Gross Domestic Product grew at an unusually high 7.4% annualized rate for the third quarter of 2003 and then fell to a 3% to 4% range for the fiscal year overall. Consumer spending continued to be solid, although in the spring of 2004, confidence faltered when energy prices began to soar and uncertainties about geopolitical conditions and the outcome of the U.S. presidential election heightened. Toward the end of the fiscal year, consumers renewed their spending in response to more positive income and employment data. Capital expenditures improved as well.

As for the equity markets, lower quality and smaller-cap stocks led the strong advance at the start of the fiscal year. The equity markets were also more broadly supported by low inflation, low interest rates, and an accommodative Federal Reserve Board. Even when the Federal Reserve Board did raise interest rates in June, August, and September 2004, the equity markets did not view these hikes as counter-stimulative. However, enough uncertainty remained in the markets, particularly with respect to persistently high oil prices and the threat of global terrorism, to keep U.S. equity prices range-bound along a generally flat trend for most of 2004.

Similarly, the international equity markets were fairly restrained for most of the fiscal year, with small-cap international companies outperforming their larger-cap counterparts. The high price of oil triggered worries about inflation. Mixed economic activity in the U.S. and China raised doubts about global trade and corporate profits worldwide. The too-close-to-call U.S. presidential election added uncertainty to the international markets as well. Global interest rates were increased in several countries, including the U.K. and Australia. However, economic news from the Eurozone surprised on the weak side, and so the European Central Bank did not yet begin raising interest rates. Japan did not shift from its zero percent interest rate policy. Overall, the international equity markets, as measured by the MSCI EAFE Index, outperformed the U.S. equity market, as measured by the Russell 3000 Index.

The Focused Equity Strategy Portfolio was adversely affected at the start of the fiscal year by its focus on stocks with higher quality fundamentals. In 2003, the U.S. equity market was generally characterized by what could be called a low quality rally. The Portfolio was further affected by the narrow trading range for U.S. equities during most of 2004. SunAmerica Focused portfolios generally perform better when sustained market trends are present, as opposed to the choppy market conditions of this fiscal year.

As far as the Portfolio's underlying funds were concerned, small-cap value stock fund was a positive contributor to 12-month performance while large-cap value, large-cap growth, international equity, and small-cap growth funds, all underperformed their peers. It is important to note that the Portfolio's underlying mutual fund selections are set by its prospectus and the allocations are reset quarterly based on cash flow and their relative benchmarks.

----------
* The Russell 3000 Index contains the largest 3,000 companies incorporated in the United States and its territories. The companies are ranked by decreasing total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Equity Strategy Portfolio Class C shares would have increased to $13,179. The same amount invested in securities mirroring the performance of the Russell 3000 Index would be valued at $13,414.

[CHART]

                                           FOCUSED EQUITY           RUSSELL 3000
                                           STRATEGY FUND CLASS C    INDEX
 11/7/2002                                 $   10,000               $   10,000
11/30/2002                                 $   10,392               $   10,503
12/31/2002                                 $    9,855               $    9,909
 1/31/2003                                 $    9,679               $    9,667
 2/28/2003                                 $    9,519               $    9,508
 3/31/2003                                 $    9,567               $    9,608
 4/30/2003                                 $   10,399               $   10,392
 5/31/2003                                 $   11,184               $   11,019
 6/30/2003                                 $   11,376               $   11,168
 7/31/2003                                 $   11,632               $   11,424
 8/31/2003                                 $   12,040               $   11,678
 9/30/2003                                 $   11,944               $   11,551
10/31/2003                                 $   12,673               $   12,250
11/30/2003                                 $   12,961               $   12,418
12/31/2003                                 $   13,403               $   12,987
 1/31/2004                                 $   13,587               $   13,257
 2/29/2004                                 $   13,715               $   13,436
 3/31/2004                                 $   13,651               $   13,277
 4/30/2004                                 $   13,267               $   13,002
 5/31/2004                                 $   13,443               $   13,191
 6/30/2004                                 $   13,691               $   13,453
 7/31/2004                                 $   12,939               $   12,944
 8/31/2004                                 $   12,859               $   12,998
 9/30/2004                                 $   13,043               $   13,198
10/31/2004                                 $   13,179               $   13,414

                           CLASS A                CLASS B             CLASS C++             CLASS I
                    ---------------------------------------------------------------------------------------
                        SEC                   SEC                  SEC                  SEC
                      AVERAGE               AVERAGE              AVERAGE              AVERAGE
FOCUSED EQUITY        ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE  ANNUAL   CUMULATIVE  ANNUAL   CUMULATIVE
STRATEGY PORTFOLIO    RETURN     RETURN+    RETURN     RETURN+   RETURN     RETURN+   RETURN     RETURN+
-----------------------------------------------------------------------------------------------------------
1 year return         (1.40)%     4.60%     (0.07)%     3.93%     3.00%      4.00%      N/A        N/A

5 year return           N/A        N/A        N/A        N/A       N/A        N/A       N/A        N/A

10 year return          N/A        N/A        N/A        N/A       N/A        N/A       N/A        N/A

Since Inception*      12.35%     33.59%     13.18%     31.79%    14.95%     31.79%      N/A      (3.08)%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02; Class I 02/23/04.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Equity Strategy Portfolio Class C returned 3.00% compared to 9.51% for the Russell 3000 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED MULTI-ASSET STRATEGY PORTFOLIO CLASS C returned 5.81% (excluding sales charge) for the 12 months ended October 31, 2004. This underperformed the Portfolio's benchmark, the Russell 3000 Index, which posted a total return of 9.51% for the same period. The Portfolio also underperformed the Lipper Multi-Cap Core Funds Category and Morningstar Moderate Allocation Category, representing its peer groups, which posted 8.25% and 7.39%, respectively, over the same period.*

The Portfolio was affected during the annual period by broad economic and market trends and by mixed results from its underlying investments in a portfolio of SunAmerica Focused Portfolios and SunAmerica Income Funds. It continued to provide the opportunity to hold all 10 asset classes in a simple, disciplined way to help reduce investment volatility and smooth out portfolio returns from year to year.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT, DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The U.S. economy recovered somewhat during the fiscal year, although not at a steady pace. Quarterly real Gross Domestic Product grew at an unusually high 7.4% annualized rate for the third quarter of 2003 and then fell to a 3% to 4% range for the fiscal year overall. Consumer spending continued to be solid, although in the spring of 2004, confidence faltered when energy prices began to soar and uncertainties about geopolitical conditions and the outcome of the U.S. presidential election heightened. Toward the end of the fiscal year, consumers renewed their spending in response to more positive income and employment data. Capital expenditures improved as well.

As for the equity markets, lower quality and smaller-cap stocks led the strong advance at the start of the fiscal year. The equity markets were also more broadly supported by low inflation, low interest rates, and an accommodative Federal Reserve Board. Even when the Federal Reserve Board did raise interest rates in June, August, and September 2004, the equity markets did not view these hikes as counter-stimulative. However, enough uncertainty remained in the markets, particularly with respect to persistently high oil prices and the threat of global terrorism, to keep U.S. equity prices range-bound along a generally flat trend for most of 2004.

Similarly, the international equity markets were fairly restrained for most of the fiscal year, with small-cap international companies outperforming their larger-cap counterparts. The high price of oil triggered worries about inflation. Mixed economic activity in the U.S. and China raised doubts about global trade and corporate profits worldwide. The too-close-to-call U.S. presidential election added uncertainty to the international markets as well. Global interest rates were increased in several countries, including the U.K. and Australia. However, economic news from the Eurozone surprised on the weak side, and so the European Central Bank did not yet begin raising interest rates. Japan did not shift from its zero percent interest rate policy. Overall, the international equity markets, as measured by the MSCI EAFE Index, outperformed the U.S. equity market, as measured by the Russell 3000 Index.

U.S. fixed income markets faced a modest increase in short-term rates and flat-to-marginally lower long-term rates. The narrowing of the yield spread between short-term and long-term maturity bonds, commonly known as a flattening of the yield curve, was caused not only by the Federal Reserve Board raising short-term interest rates but also by relatively benign inflation expectations and foreign purchases of U.S. Treasury securities. Overall, the corporate bond sector improved during the annual period, supported by growing profits and strengthened fundamentals.

Focused Multi-Asset Strategy Portfolio's fixed income allocation placed it at a relative disadvantage to the Russell 3000 Index. The Portfolio's large-cap stock also limited returns, as smaller-cap equities outperformed their larger-cap counterparts for the annual period. The Portfolio's underlying mutual funds produced mixed results. The Portfolio's underlying fixed income fund selections marginally outperformed their respective mutual fund peers. However, these positives were not enough to offset the lagging performance of the Portfolio's underlying large-cap growth equity fund, large-cap value equity fund, and international equity fund, which detracted from performance. It is important to note that the Portfolio's allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Russell 3000 Index contains the largest 3,000 companies incorporated in the United States and its territories. The companies are ranked by decreasing total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Multi-Asset Strategy Portfolio Class C shares would have increased to $12,705. The same amount invested in securities mirroring the performance of the Russell 3000 Index would be valued at $13,414.

[CHART]

                                              FOCUSED MULTI-ASSET     RUSSELL 3000
                                              STRATEGY FUND C         INDEX
 11/7/2002                                    $   10,000              $   10,000
11/30/2002                                    $   10,168              $   10,503
12/31/2002                                    $    9,812              $    9,909
 1/31/2003                                    $    9,652              $    9,667
 2/28/2003                                    $    9,516              $    9,508
 3/31/2003                                    $    9,572              $    9,608
 4/30/2003                                    $   10,205              $   10,392
 5/31/2003                                    $   10,854              $   11,019
 6/30/2003                                    $   10,998              $   11,168
 7/31/2003                                    $   11,142              $   11,424
 8/31/2003                                    $   11,495              $   11,678
 9/30/2003                                    $   11,463              $   11,551
10/31/2003                                    $   12,007              $   12,250
11/30/2003                                    $   12,239              $   12,418
12/31/2003                                    $   12,561              $   12,987
 1/31/2004                                    $   12,777              $   13,257
 2/29/2004                                    $   12,929              $   13,436
 3/31/2004                                    $   12,873              $   13,277
 4/30/2004                                    $   12,473              $   13,002
 5/31/2004                                    $   12,593              $   13,191
 6/30/2004                                    $   12,833              $   13,453
 7/31/2004                                    $   12,288              $   12,944
 8/31/2004                                    $   12,304              $   12,998
 9/30/2004                                    $   12,521              $   13,198
10/31/2004                                    $   12,705              $   13,414

                                                  CLASS A                 CLASS B                 CLASS C++
                                          -------------------------------------------------------------------------
                                              SEC                     SEC                     SEC
                                            AVERAGE                 AVERAGE                 AVERAGE
                                            ANNUAL    CUMULATIVE    ANNUAL    CUMULATIVE    ANNUAL     CUMULATIVE
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO      RETURN      RETURN+     RETURN      RETURN+     RETURN       RETURN+
-------------------------------------------------------------------------------------------------------------------
1 year return                                0.35%       6.48%       1.81%       5.81%       4.81%        5.81%

5 year return                                 N/A         N/A         N/A         N/A         N/A          N/A

10 year return                                N/A         N/A         N/A         N/A         N/A          N/A

Since Inception*                            10.23%      28.65%      11.04%      27.05%      12.85%       27.05%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Multi-Asset Strategy Portfolio Class C returned 4.81% compared to 9.51% for the Russell 3000 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED BALANCED STRATEGY PORTFOLIO CLASS C returned 4.16% (excluding sales charge) for the 12 months ended October 31, 2004. This underperformed the Portfolio's benchmark, the Russell 3000 Index, which posted a total return of 9.51% for the same period. The Portfolio also underperformed the Lipper Balanced Funds Category and Morningstar Moderate Allocation Category, representing its peer groups, which posted 7.02% and 7.39%, respectively, over the same period.*

While the Portfolio was affected during the annual period by broad economic and market trends and by mixed results from its underlying investments in a SunAmerica Focused Portfolios and SunAmerica Income Funds.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT, DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The U.S. economy recovered somewhat during the fiscal year, although not at a steady pace. Quarterly real Gross Domestic Product grew at an unusually high 7.4% annualized rate for the third quarter of 2003 and then fell to a 3% to 4% range for the fiscal year overall. Consumer spending continued to be solid, although in the spring of 2004, confidence faltered when energy prices began to soar and uncertainties about geopolitical conditions and the outcome of the U.S. presidential election heightened. Toward the end of the fiscal year, consumers renewed their spending in response to more positive income and employment data. Capital expenditures improved as well.

As for the equity markets, lower quality and smaller-cap stocks led the strong advance at the start of the fiscal year. The equity markets were also more broadly supported by low inflation, low interest rates, and an accommodative Federal Reserve Board. Even when the Federal Reserve Board did raise interest rates in June, August, and September 2004, the equity markets did not view these hikes as counter-stimulative. However, enough uncertainty remained in the markets, particularly with respect to persistently high oil prices and the threat of global terrorism, to keep U.S. equity prices range-bound along a generally flat trend for most of 2004.

Similarly, the international equity markets were fairly restrained for most of the fiscal year, with small-cap international companies outperforming their larger-cap counterparts. The high price of oil triggered worries about inflation. Mixed economic activity in the U.S. and China raised doubts about global trade and corporate profits worldwide. The too-close-to-call U.S. presidential election added uncertainty to the international markets as well. Global interest rates were increased in several countries, including the U.K. and Australia. However, economic news from the Eurozone surprised on the weak side, and so the European Central Bank did not yet begin raising interest rates. Japan did not shift from its zero percent interest rate policy. Overall, the international equity markets, as measured by the MSCI EAFE Index, outperformed the U.S. equity market, as measured by the Russell 3000 Index.

U.S. fixed income markets faced a modest increase in short-term rates and flat-to-marginally lower long-term rates. The narrowing of the yield spread between short-term and long-term maturity bonds, commonly known as a flattening of the yield curve, was caused not only by the Federal Reserve Board raising short-term interest rates but also by relatively benign inflation expectations and foreign purchases of U.S. Treasury securities. Overall, the corporate bond sector improved during the annual period, supported by growing profits and strengthened fundamentals.

Focused Balanced Strategy Portfolio's mandated fixed income allocation placed it at a relative disadvantage to the Russell 3000 Index. The financial markets favored portfolios that had overweighted positions in stocks relative to intermediate-term bonds. The Portfolio's underlying mutual funds produced mixed results. The Portfolio's underlying small-cap value stock fund outperformed its mutual fund peers as did both of its underlying fixed income fund selections. However, these positives were not enough to offset the lagging performance of the Portfolio's underlying large-cap growth and large-cap value equity funds, which detracted. It is important to note that the Portfolio's allocations and underlying mutual fund selections are set by its prospectus.


----------
* The Russell 3000 Index contains the largest 3,000 companies incorporated in the United States and its territories. The companies are ranked by decreasing total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Balanced Strategy Portfolio Class C shares would have increased to $12,401. The same amount invested in securities mirroring the performance of the Russell 3000 Index would be valued at $13,414.

[CHART]

                                                  FOCUSED BALANCED    RUSSELL 3000
                                                  STRATEGY FUND C     INDEX
 11/7/2002                                        $   10,000          $   10,000
11/30/2002                                        $   10,248          $   10,503
12/31/2002                                        $    9,966          $    9,909
 1/31/2003                                        $    9,894          $    9,667
 2/28/2003                                        $    9,822          $    9,508
 3/31/2003                                        $    9,846          $    9,608
 4/30/2003                                        $   10,415          $   10,392
 5/31/2003                                        $   11,000          $   11,019
 6/30/2003                                        $   11,129          $   11,168
 7/31/2003                                        $   11,137          $   11,424
 8/31/2003                                        $   11,441          $   11,678
 9/30/2003                                        $   11,465          $   11,551
10/31/2003                                        $   11,906          $   12,250
11/30/2003                                        $   12,091          $   12,418
12/31/2003                                        $   12,406          $   12,987
 1/31/2004                                        $   12,550          $   13,257
 2/29/2004                                        $   12,663          $   13,436
 3/31/2004                                        $   12,648          $   13,277
 4/30/2004                                        $   12,295          $   13,002
 5/31/2004                                        $   12,383          $   13,191
 6/30/2004                                        $   12,567          $   13,453
 7/31/2004                                        $   12,141          $   12,944
 8/31/2004                                        $   12,157          $   12,998
 9/30/2004                                        $   12,280          $   13,198
10/31/2004                                        $   12,401          $   13,414

                               CLASS A               CLASS B              CLASS C++              CLASS I
                       ------------------------------------------------------------------------------------------
                           SEC                   SEC                   SEC                   SEC
                         AVERAGE               AVERAGE               AVERAGE               AVERAGE
FOCUSED BALANCED         ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE
STRATEGY PORTFOLIO       RETURN     RETURN+    RETURN     RETURN+    RETURN     RETURN+    RETURN     RETURN+
-----------------------------------------------------------------------------------------------------------------
1 year return            (1.26)%     4.78%     0.09%       4.09%      3.16%      4.16%       N/A        N/A

5 year return              N/A        N/A       N/A         N/A        N/A        N/A        N/A        N/A

10 year return             N/A        N/A       N/A         N/A        N/A        N/A        N/A        N/A

Since Inception*          8.84%     25.47%     9.57%      23.85%     11.48%     24.01%       N/A      (1.26)%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02; Class I 02/23/04.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Balanced Strategy Portfolio Class C returned 3.16% compared to 9.51% for the Russell 3000 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO CLASS A returned 4.22% (excluding sales charge) for the 12 months ended October 31, 2004. This underperformed the Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index, which posted a total return of 5.53% for the same period. The Portfolio also underperformed the Lipper Flexible Portfolio Funds Category and Morningstar Conservative Allocation Category, representing its peer groups, which posted 7.67% and 6.03%, respectively, over the same period.*

The Portfolio was affected during the annual period by broad economic and market trends and by mixed results from its underlying investments in a strategically allocated portfolio of SunAmerica Focused Portfolios and SunAmerica Income Funds.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT, DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The U.S. economy recovered somewhat during the fiscal year, although not at a steady pace. Quarterly real Gross Domestic Product grew at an unusually high 7.4% annualized rate for the third quarter of 2003 and then fell to a 3% to 4% range for the fiscal year overall. Consumer spending continued to be solid, although in the spring of 2004, confidence faltered when energy prices began to soar and uncertainties about geopolitical conditions and the outcome of the U.S. presidential election heightened. Toward the end of the fiscal year, consumers renewed their spending in response to more positive income and employment data. Capital expenditures improved as well.

As for the equity markets, lower quality and smaller-cap stocks led the strong advance at the start of the fiscal year. The equity markets were also more broadly supported by low inflation, low interest rates, and an accommodative Federal Reserve Board. Even when the Federal Reserve Board did raise interest rates in June, August, and September 2004, the equity markets did not view these hikes as counter-stimulative. However, enough uncertainty remained in the markets, particularly with respect to persistently high oil prices and the threat of global terrorism, to keep U.S. equity prices range-bound along a generally flat trend for most of 2004.

Similarly, the international equity markets were fairly restrained for most of the fiscal year, with small-cap international companies outperforming their larger-cap counterparts. The high price of oil triggered worries about inflation. Mixed economic activity in the U.S. and China raised doubts about global trade and corporate profits worldwide. The too-close-to-call U.S. presidential election added uncertainty to the international markets as well. Global interest rates were increased in several countries, including the U.K. and Australia. However, economic news from the Eurozone surprised on the weak side, and so the European Central Bank did not yet begin raising interest rates. Japan did not shift from its zero percent interest rate policy. Overall, the international equity markets, as measured by the MSCI EAFE Index, outperformed the U.S. equity market, as measured by the Russell 3000 Index.

U.S. fixed income markets faced a modest increase in short-term rates and flat-to-marginally lower long-term rates. The narrowing of the yield spread between short-term and long-term maturity bonds, commonly known as a flattening of the yield curve, was caused not only by the Federal Reserve Board raising short-term interest rates but also by relatively benign inflation expectations and foreign purchases of U.S. Treasury securities. Overall, the corporate bond sector improved during the annual period, supported by growing profits and strengthened fundamentals.

Focused Fixed Income and Equity Strategy Portfolio benefited from having an equity exposure when comparing it to its pure fixed income benchmark. However, the Portfolio's equity positions were adversely affected by the low quality rally for much of 2003 and by a narrow trading range and choppy market conditions for 2004. The Portfolio's underlying equity funds, which are concentrated, typically perform better during sustained markets, where companies with stronger fundamentals are favored. Specifically, the Portfolio's two largest underlying equity mutual fund selections--large-cap growth and large-cap value--underperformed their respective mutual fund peers. On the positive side, the Portfolio's underlying international equity mutual fund was a positive contributor to relative performance as were the Portfolio's underlying fixed income mutual fund selections. It is important to note that the Portfolio's allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Lehman Brothers Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Fixed Income and Equity Strategy Portfolio Class A shares would have increased to $10,961. The same amount invested in securities mirroring the performance of the Lehman Brothers Aggregate Bond Index would be valued at $11,006.

[CHART]

                                  FOCUSED FIXED INCOME AND          LEHMAN BROTHERS
                                  EQUITY STRATEGY FUND CLASS A#     AGGREGATE BOND INDEX
 11/7/2002                        $    9,427                        $   10,000
11/30/2002                        $    9,517                        $    9,939
12/31/2002                        $    9,445                        $   10,144
 1/31/2003                        $    9,445                        $   10,153
 2/28/2003                        $    9,468                        $   10,293
 3/31/2003                        $    9,468                        $   10,285
 4/30/2003                        $    9,825                        $   10,370
 5/31/2003                        $   10,190                        $   10,564
 6/30/2003                        $   10,256                        $   10,543
 7/31/2003                        $   10,012                        $   10,188
 8/31/2003                        $   10,180                        $   10,256
 9/30/2003                        $   10,357                        $   10,527
10/31/2003                        $   10,518                        $   10,429
11/30/2003                        $   10,602                        $   10,454
12/31/2003                        $   10,850                        $   10,560
 1/31/2004                        $   10,950                        $   10,645
 2/29/2004                        $   11,020                        $   10,761
 3/31/2004                        $   11,026                        $   10,841
 4/30/2004                        $   10,755                        $   10,559
 5/31/2004                        $   10,763                        $   10,517
 6/30/2004                        $   10,857                        $   10,576
 7/31/2004                        $   10,724                        $   10,681
 8/31/2004                        $   10,833                        $   10,885
 9/30/2004                        $   10,875                        $   10,914
10/31/2004                        $   10,961                        $   11,006

                                   CLASS A               CLASS B              CLASS C++            CLASS I
                           ---------------------------------------------------------------------------------------
                               SEC                   SEC                  SEC                  SEC
                             AVERAGE               AVERAGE              AVERAGE              AVERAGE
FOCUSED FIXED INCOME AND     ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE  ANNUAL   CUMULATIVE  ANNUAL   CUMULATIVE
EQUITY STRATEGY PORTFOLIO    RETURN     RETURN+    RETURN     RETURN+   RETURN     RETURN+   RETURN     RETURN+
------------------------------------------------------------------------------------------------------------------
1 year return                (1.78)%     4.22%     (0.56)%     3.44%     2.51%      3.51%     N/A         N/A

5 year return                  N/A        N/A        N/A        N/A       N/A        N/A      N/A         N/A

10 year return                 N/A        N/A        N/A        N/A       N/A        N/A      N/A         N/A

Since Inception*              4.74%     16.28%      5.30%     14.78%     7.21%     14.78%     N/A        1.26%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02; Class I 07/06/04.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Fixed Income and Equity Strategy Portfolio Class A returned (1.78)% compared to 5.53% for the Lehman Brothers Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED FIXED INCOME STRATEGY PORTFOLIO CLASS C returned 4.55% (excluding sales charge) for the 12 months ended October 31, 2004. This modestly underperformed the Portfolio's benchmark, the Lehman Brothers Aggregate Bond Index, which posted a total return of 5.53% for the same period. The Portfolio underperformed the Morningstar Moderate Allocation Category, representing its peer group, which posted 7.39% and the Lipper General Bond Funds Category, also representing its peer group, which posted 4.95%, over the same period.*

The Portfolio was impacted somewhat during the annual period by broad economic and market trends and by mixed results from its underlying investments in a strategically allocated portfolio of SunAmerica Focused Portfolios and SunAmerica Income Funds.

BELOW, STEVE SCHOEPKE AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT, DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The U.S. economy recovered somewhat during the fiscal year, although not at a steady pace. Quarterly real Gross Domestic Product grew at an unusually high 7.4% annualized rate for the third quarter of 2003 and then fell to a 3% to 4% range for the fiscal year overall. Consumer spending continued to be solid, although in the spring of 2004, confidence faltered when energy prices began to soar and uncertainties about geopolitical conditions and the outcome of the U.S. presidential election heightened. Toward the end of the fiscal year, consumers renewed their spending in response to more positive income and employment data. Capital expenditures improved as well.

As for the equity markets, lower quality and smaller-cap stocks led the strong advance at the start of the fiscal year. The equity markets were also more broadly supported by low inflation, low interest rates, and an accommodative Federal Reserve Board. Even when the Federal Reserve Board did raise interest rates in June, August, and September 2004, the equity markets did not view these hikes as counter-stimulative. However, enough uncertainty remained in the markets, particularly with respect to persistently high oil prices and the threat of global terrorism, to keep U.S. equity prices range-bound along a generally flat trend for most of 2004.

U.S. fixed income markets faced a modest increase in short-term rates and flat-to-marginally lower long-term rates. The narrowing of the yield spread between short-term and long-term maturity bonds, commonly known as a flattening of the yield curve, was caused not only by the Federal Reserve Board raising short-term interest rates but also by relatively benign inflation expectations and foreign purchases of U.S. Treasury securities. Overall, the corporate bond sector improved during the annual period, supported by growing profits and strengthened fundamentals.

Focused Fixed Income Strategy Portfolio benefited from the strong performance of its underlying high yield corporate bond mutual fund. However, this positive was offset by lagging performance from its underlying government bond mutual funds and its underlying equity mutual fund, the Focused Growth & Income Portfolio, which detracted from performance. It is important to note that the Portfolio's allocations and underlying mutual fund selections are set by its prospectus.

----------
* The Lehman Brothers Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Fixed Income Strategy Portfolio Class C shares would have increased to $11,059. The same amount invested in securities mirroring the performance of the Lehman Brothers Aggregate Bond Index would be valued at $11,006.

[CHART]

                           FOCUSED FIXED INCOME       LEHMAN BROTHERS
                           STRATEGY FUND CLASS C      AGGREGATE BOND INDEX
 11/7/2002                 $    9,427                 $   10,000
11/30/2002                 $    9,517                 $    9,939
12/31/2002                 $    9,445                 $   10,144
 1/31/2003                 $    9,445                 $   10,153
 2/28/2003                 $    9,468                 $   10,293
 3/31/2003                 $    9,468                 $   10,285
 4/30/2003                 $    9,825                 $   10,370
 5/31/2003                 $   10,190                 $   10,564
 6/30/2003                 $   10,256                 $   10,543
 7/31/2003                 $   10,012                 $   10,188
 8/31/2003                 $   10,180                 $   10,256
 9/30/2003                 $   10,357                 $   10,527
10/31/2003                 $   10,518                 $   10,429
11/30/2003                 $   10,602                 $   10,454
12/31/2003                 $   10,850                 $   10,560
 1/31/2004                 $   10,950                 $   10,645
 2/29/2004                 $   11,020                 $   10,761
 3/31/2004                 $   11,026                 $   10,841
 4/30/2004                 $   10,755                 $   10,559
 5/31/2004                 $   10,763                 $   10,517
 6/30/2004                 $   10,857                 $   10,576
 7/31/2004                 $   10,724                 $   10,681
 8/31/2004                 $   10,833                 $   10,885
 9/30/2004                 $   10,875                 $   10,914
10/31/2004                 $   10,961                 $   11,006

                                                   CLASS A                 CLASS B                CLASS C++
                                         --------------------------------------------------------------------------
                                              SEC                     SEC                     SEC
                                            AVERAGE                 AVERAGE                 AVERAGE
                                            ANNUAL    CUMULATIVE    ANNUAL    CUMULATIVE    ANNUAL     CUMULATIVE
FOCUSED FIXED INCOME STRATEGY PORTFOLIO     RETURN      RETURN+     RETURN      RETURN+     RETURN       RETURN+
--------------------------------------------------------------------------------------------------------------------
1 year return                               (0.76)%      5.29%       0.61%       4.61%       3.55%        4.55%

5 year return                                 N/A         N/A         N/A         N/A         N/A          N/A

10 year return                                N/A         N/A         N/A         N/A         N/A          N/A

Since Inception*                             2.76%      11.97%       3.26%      10.56%       5.21%       10.59%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A 11/08/02; Class B 11/08/02; Class C 11/08/02.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Fixed Income Strategy Portfolio Class C returned 3.55% compared to 5.53% for the Lehman Brothers Aggregate Bond Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED LARGE-CAP GROWTH PORTFOLIO CLASS B returned -5.48% (excluding sales charge) for the 12 months ended October 31, 2004. This underperformed the Portfolio's benchmark, the Russell 1000 Growth Index, which posted a total return of 3.38%, and the S&P 500 Index, which returned 9.42%, for the same period. The Portfolio also underperformed the Lipper Large-Cap Growth Category and Morningstar Large Growth Category, representing its peer groups, which posted 2.67% and 3.15%, respectively, over the same period.*

Throughout the annual period, the equity markets put a premium on small-cap and mid-cap value-oriented stocks. Therefore, the Portfolio's inherent large-cap, growth-oriented focus was a detriment to its relative performance results. However, the Portfolio continued to offer investors the opportunity to invest in larger, highly recognizable companies with established businesses, which have historically generated consistent earnings.

For the Portfolio as a whole, overweighted positions in industrials and technology and an underweighted position in consumer cyclicals benefited relative performance. These positives, however, were more than offset by an overweighted position in consumer services and underweighted positions in basic materials, energy, consumer non-cyclicals, and transportation, which detracted from performance. Some of the Portfolio's best individual stock contributors included eBay, Qualcomm, Tyco International, UnitedHealth Group, and XM Satellite Radio. Positions in Intel, NetFlix, Boston Scientific, and IAC Interactive disappointed.

BELOW, DAN CHUNG AND TEAM, PORTFOLIO MANAGERS AT ALGER ASSET MANAGEMENT, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The year ended October 31, 2004 was a solid but volatile period for most equity indices. Despite a falling U.S. dollar, stocks rose in November 2003 on bullish forecasts in the technology sector, greater-than-expected growth in the manufacturing sector, and solid housing data. The momentum continued into February, as investors chose to downplay escalating fears of a stalled recovery in the labor market and to focus instead on rising consumer sentiment and the Federal Reserve Board's indication that it would remain patient with regard to interest rate hikes. In March and April, concerns of an impending interest rate hike and ongoing geopolitical uncertainty seemed to trump solid economic fundamentals, and stocks trended downward. Investors were heartened in May by higher-than-anticipated first quarter Gross Domestic Product growth and moderating oil prices. In June, stocks rose on strong payroll growth, a jump in consumer confidence, and a modest interest rate hike by the Fed on June 30th that helped to relieve some investor uncertainty.

During the final four months of the period, value stocks managed to post modest gains, but equities in general and growth stocks in particular moved lower. Stock prices declined in July as otherwise solid corporate earnings announcements missed heightened expectations. Notwithstanding surging oil prices and the Fed's August 10th decision to raise interest rates again, value stocks rose in August on manufacturing sector growth and value-investor bargain hunting. Stocks of all capitalizations and styles rose during September and October, as investors applauded solid earnings news.

Sector selection had a slightly negative effect on relative performance through the 12-month period. An overweighted position in the relatively strong performing energy sector benefited our portion of the Portfolio during the annual period, but an underweighted position in the relatively strong performing health care and financials sectors detracted from our portion of the Portfolio's overall performance. Our portion of the Portfolio benefited from strong security selection in the industrials sector throughout the 12-month period, but was hurt by poorly performing consumer discretionary stocks. At the stock level, positions in XM Satellite Radio Holdings, Tyco International, and eBay contributed most positively to our portion of the Portfolio's performance. Conversely, positions in NetFlix, Boston Scientific, and Amazon.com detracted most from relative results.

----------
* The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Investors cannot actually make investments in these indices. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Large-Cap Growth Portfolio Class B shares would have increased to $12,571. The same amount invested in securities mirroring the performance of the Russell 1000 Growth Index would be valued at $9,071.

[CHART]

                                         FOCUSED LARGE-CAP     RUSSELL 1000
                                         GROWTH CLASS B        GROWTH INDEX
    6/8/98                               $   10,000            $   10,000
   6/30/98                               $   10,456            $   10,350
   7/31/98                               $   10,616            $   10,281
   8/31/98                               $    8,920            $    8,738
   9/30/98                               $    9,656            $    9,410
  10/31/98                               $   10,048            $   10,166
  11/30/98                               $   10,856            $   10,939
  12/31/98                               $   12,136            $   11,926
   1/31/99                               $   13,152            $   12,626
   2/28/99                               $   12,488            $   12,049
   3/31/99                               $   13,280            $   12,684
   4/30/99                               $   13,400            $   12,700
   5/31/99                               $   12,920            $   12,309
   6/30/99                               $   14,384            $   13,172
   7/31/99                               $   14,072            $   12,753
   8/31/99                               $   14,152            $   12,961
   9/30/99                               $   14,536            $   12,689
  10/31/99                               $   15,240            $   13,648
  11/30/99                               $   16,360            $   14,384
  12/31/99                               $   19,130            $   15,880
 1/31/2000                               $   18,415            $   15,135
 2/29/2000                               $   20,649            $   15,875
 3/31/2000                               $   20,858            $   17,011
 4/30/2000                               $   19,259            $   16,202
 5/31/2000                               $   17,845            $   15,386
 6/30/2000                               $   19,323            $   16,552
 7/31/2000                               $   18,656            $   15,862
 8/31/2000                               $   20,328            $   17,298
 9/30/2000                               $   18,464            $   15,662
10/31/2000                               $   16,985            $   14,921
11/30/2000                               $   15,370            $   12,721
12/31/2000                               $   15,379            $   12,319
 1/31/2001                               $   15,461            $   13,170
 2/28/2001                               $   14,020            $   10,934
 3/31/2001                               $   13,167            $    9,744
 4/30/2001                               $   14,203            $   10,977
 5/31/2001                               $   14,401            $   10,815
 6/30/2001                               $   13,639            $   10,565
 7/31/2001                               $   13,399            $   10,300
 8/31/2001                               $   12,389            $    9,458
 9/30/2001                               $   11,403            $    8,514
10/31/2001                               $   11,834            $    8,961
11/30/2001                               $   13,002            $    9,821
12/31/2001                               $   13,093            $    9,803
 1/31/2002                               $   12,795            $    9,630
 2/28/2002                               $   12,273            $    9,230
 3/31/2002                               $   12,770            $    9,549
 4/30/2002                               $   12,464            $    8,770
 5/31/2002                               $   12,331            $    8,558
 6/30/2002                               $   11,693            $    7,766
 7/31/2002                               $   10,352            $    7,339
 8/31/2002                               $   10,435            $    7,361
 9/30/2002                               $    9,747            $    6,598
10/31/2002                               $   10,269            $    7,203
11/30/2002                               $   10,691            $    7,594
12/31/2002                               $    9,896            $    7,070
 1/31/2003                               $    9,847            $    6,898
 2/28/2003                               $    9,789            $    6,866
 3/31/2003                               $    9,913            $    6,994
 4/30/2003                               $   10,716            $    7,511
 5/31/2003                               $   11,553            $    7,886
 6/30/2003                               $   11,751            $    7,995
 7/31/2003                               $   12,215            $    8,194
 8/31/2003                               $   12,621            $    8,397
 9/30/2003                               $   12,430            $    8,308
10/31/2003                               $   13,308            $    8,774
11/30/2003                               $   13,441            $    8,866
12/31/2003                               $   13,888            $    9,173
 1/31/2004                               $   13,913            $    9,360
 2/29/2004                               $   14,037            $    9,419
 3/31/2004                               $   13,979            $    9,245
 4/30/2004                               $   13,507            $    9,137
 5/31/2004                               $   13,789            $    9,308
 6/30/2004                               $   13,797            $    9,424
 7/31/2004                               $   12,737            $    8,891
 8/31/2004                               $   12,480            $    8,847
 9/30/2004                               $   12,853            $    8,931
10/31/2004                               $   12,571            $    9,071

                               CLASS A               CLASS B              CLASS C++              CLASS Z
                       ------------------------------------------------------------------------------------------
                           SEC                   SEC                   SEC                   SEC
                         AVERAGE               AVERAGE               AVERAGE               AVERAGE
FOCUSED LARGE-CAP        ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE
GROWTH PORTFOLIO         RETURN     RETURN+    RETURN     RETURN+    RETURN     RETURN+    RETURN     RETURN+
-----------------------------------------------------------------------------------------------------------------
1 year return           (10.41)%    (4.92)%    (9.26)%    (5.48)%    (6.42)%    (5.48)%    (4.31)%    (4.31)%

5 year return            (4.29)%   (14.78)%    (4.15)%   (17.51)%    (3.76)%   (17.46)%    (2.74)%   (12.99)%

10 year return             N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A

Since Inception*          3.37%     31.10%      3.64%     25.71%      3.65%     25.79%     (1.51)%    (7.77)%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 06/08/98; Class B 06/08/98; Class C 06/08/98; Class Z 07/07/99.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Large-Cap Growth Portfolio Class B returned (9.26)% compared to 3.38% for the Russell 1000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED MULTI-CAP GROWTH PORTFOLIO CLASS B returned 5.95% (excluding sales charge) for the 12 months ended October 31, 2004. This outperformed the Portfolio's benchmark, the Russell 3000 Growth Index, which posted a total return of 3.54% for the same period. The Portfolio also outperformed the Lipper Multi-Cap Growth Category and Morningstar Aggressive Growth Objective, representing its peer groups, which posted 4.69% and 5.53%, respectively, over the same period.*

The absolute return of the Portfolio benefited from the fact that mid-cap stocks were the best-performing equity market sector for the 12 months ended October 31, 2004, followed by small-cap stocks and then large-cap stocks. The Portfolio's focus on smaller to mid-sized companies allows investors to participate in a company's growth at an early stage.**

For the Portfolio as a whole, overweighted positions in technology and telecommunications and underweighted positions in health care and financials benefited relative performance. Conversely, overweighted positions in consumer services and transportation and underweighted positions in energy and consumer non-cyclicals detracted. Some of the Portfolio's best individual stock contributors included Apple Computer, Yahoo, and Aeropostale. On the other hand, positions in NetFlix, JDS Uniphase, and Radio One were the biggest disappointments.

BELOW, BRIAN CLIFFORD AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

At the start of the fiscal year in November 2003, a bullish stock market was well underway. The buoyant market lasted until late February, at which point the equity market began trading sideways, a trend that persisted through the end of the annual period. Several uncertainties and concerns contributed to the market's slowdown. Perhaps most dominant was escalating energy costs, with oil surpassing the $50 per barrel mark toward the end of the fiscal year. Other market dampening factors included rising interest rates, persistently weak jobs data, terrorist attacks in Spain and Russia, ongoing difficulties posed by the war in Iraq, and prospects of yet another too-close-to-call U.S. presidential election. Despite these circumstances, market conditions had a negligible adverse effect on our portion of the Portfolio's performance relative to that of its benchmark over the annual period.

Within our portion of the Portfolio, strong stock selection in the information technology sector boosted relative performance as did an underweighted position in consumer staples. On the other hand, disappointing stock selection in the healthcare and industrial sectors detracted from relative results.

On an individual stock basis, Portfolio holdings in information technology companies Yahoo, Juniper Networks, and Cognos; medical products firm Zimmer Holdings; and financial services giant Bank of America contributed most positively to relative performance. Laggards included pharmaceutical companies Forest Laboratories and Pfizer; information technology firm Veritas Software; medical products firm Guidant; and financial services corporation Charles Schwab.

----------
* The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 3000 Index is a comprehensive large-cap index measuring the performance of the 3,000 largest U.S. companies base don total market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Investors cannot actually make investments in these indices. Indices are not managed and an investor cannot invest directly into an index.

** Stocks of small-cap and mid-cap companies may be more volatile than and not as readily marketable as those of larger companies and may have less resources and a greater risk of business failure than do large companies.

Since inception, $10,000 invested in Focused Multi-Cap Growth Portfolio Class B shares would have increased to $18,727. The same amount invested in securities mirroring the performance of the Russell 3000 Growth Index would be valued at $13,582.

[CHART]

                                                  FOCUSED MULTI-CAP   RUSSELL 3000
                                                  GROWTH CLASS B      GROWTH INDEX
  11/19/96                                        $   10,000          $   10,000
  11/30/96                                        $   10,104          $   10,187
  12/31/96                                        $   10,320          $   10,024
   1/31/97                                        $   11,064          $   10,683
   2/28/97                                        $   10,480          $   10,558
   3/31/97                                        $    9,888          $    9,971
   4/30/97                                        $    9,984          $   10,565
   5/31/97                                        $   10,880          $   11,394
   6/30/97                                        $   11,360          $   11,844
   7/31/97                                        $   12,504          $   12,850
   8/31/97                                        $   12,448          $   12,203
   9/30/97                                        $   13,392          $   12,842
  10/31/97                                        $   12,640          $   12,336
  11/30/97                                        $   12,480          $   12,776
  12/31/97                                        $   12,783          $   12,905
   1/31/98                                        $   12,493          $   13,237
   2/28/98                                        $   13,662          $   14,249
   3/31/98                                        $   14,266          $   14,820
   4/30/98                                        $   14,564          $   15,014
   5/31/98                                        $   13,863          $   14,526
   6/30/98                                        $   14,951          $   15,349
   7/31/98                                        $   14,581          $   15,143
   8/31/98                                        $   11,695          $   12,770
   9/30/98                                        $   12,582          $   13,775
  10/31/98                                        $   13,130          $   14,852
  11/30/98                                        $   14,363          $   15,983
  12/31/98                                        $   16,692          $   17,424
   1/31/99                                        $   18,393          $   18,430
   2/28/99                                        $   17,111          $   17,526
   3/31/99                                        $   19,094          $   18,428
   4/30/99                                        $   19,215          $   18,562
   5/31/99                                        $   18,562          $   18,036
   6/30/99                                        $   19,771          $   19,276
   7/31/99                                        $   18,893          $   18,664
   8/31/99                                        $   18,941          $   18,896
   9/30/99                                        $   19,062          $   18,550
  10/31/99                                        $   20,642          $   19,887
  11/30/99                                        $   23,027          $   21,028
  12/31/99                                        $   28,630          $   23,318
 1/31/2000                                        $   27,839          $   22,288
 2/29/2000                                        $   33,446          $   23,680
 3/31/2000                                        $   31,748          $   25,019
 4/30/2000                                        $   28,558          $   23,732
 5/31/2000                                        $   26,069          $   22,477
 6/30/2000                                        $   30,049          $   24,260
 7/31/2000                                        $   28,207          $   23,174
 8/31/2000                                        $   31,811          $   25,295
 9/30/2000                                        $   30,436          $   22,978
10/31/2000                                        $   27,237          $   21,837
11/30/2000                                        $   22,825          $   18,568
12/31/2000                                        $   24,076          $   18,091
 1/31/2001                                        $   23,689          $   19,356
 2/28/2001                                        $   20,300          $   16,115
 3/31/2001                                        $   18,450          $   14,382
 4/30/2001                                        $   20,588          $   16,197
 5/31/2001                                        $   20,422          $   16,004
 6/30/2001                                        $   19,846          $   15,695
 7/31/2001                                        $   18,772          $   15,237
 8/31/2001                                        $   17,387          $   14,010
 9/30/2001                                        $   15,150          $   12,554
10/31/2001                                        $   15,870          $   13,246
11/30/2001                                        $   17,088          $   14,508
12/31/2001                                        $   17,476          $   14,541
 1/31/2002                                        $   16,966          $   14,266
 2/28/2002                                        $   16,213          $   13,652
 3/31/2002                                        $   17,033          $   14,171
 4/30/2002                                        $   16,911          $   13,073
 5/31/2002                                        $   17,254          $   12,724
 6/30/2002                                        $   16,446          $   11,554
 7/31/2002                                        $   14,320          $   10,840
 8/31/2002                                        $   14,076          $   10,870
 9/30/2002                                        $   13,566          $    9,764
10/31/2002                                        $   14,087          $   10,634
11/30/2002                                        $   14,209          $   11,241
12/31/2002                                        $   13,356          $   10,464
 1/31/2003                                        $   12,979          $   10,208
 2/28/2003                                        $   12,714          $   10,147
 3/31/2003                                        $   12,880          $   10,334
 4/30/2003                                        $   13,733          $   11,111
 5/31/2003                                        $   14,840          $   11,710
 6/30/2003                                        $   15,338          $   11,876
 7/31/2003                                        $   16,114          $   12,213
 8/31/2003                                        $   16,856          $   12,542
 9/30/2003                                        $   16,424          $   12,394
10/31/2003                                        $   17,675          $   13,118
11/30/2003                                        $   17,830          $   13,277
12/31/2003                                        $   17,974          $   13,705
 1/31/2004                                        $   18,605          $   14,018
 2/29/2004                                        $   18,605          $   14,099
 3/31/2004                                        $   18,329          $   13,862
 4/30/2004                                        $   17,697          $   13,659
 5/31/2004                                        $   18,340          $   13,915
 6/30/2004                                        $   18,915          $   14,111
 7/31/2004                                        $   17,498          $   13,274
 8/31/2004                                        $   17,210          $   13,191
 9/30/2004                                        $   17,886          $   13,364
10/31/2004                                        $   18,727          $   13,582

                               CLASS A               CLASS B              CLASS C++               CLASS X
                       ------------------------------------------------------------------------------------------
                           SEC                   SEC                   SEC                   SEC
                         AVERAGE               AVERAGE               AVERAGE               AVERAGE
FOCUSED MULTI-CAP        ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE   ANNUAL   CUMULATIVE
GROWTH PORTFOLIO         RETURN     RETURN+    RETURN     RETURN+    RETURN     RETURN+    RETURN     RETURN+
-----------------------------------------------------------------------------------------------------------------
1 year return             0.50%      6.64%      1.95%      5.95%      4.95%      5.95%       6.86%     6.86%

5 year return            (2.45)%    (6.27)%    (2.22)%    (9.27)%    (1.92)%    (9.24)%       N/A       N/A

10 year return             N/A        N/A        N/A        N/A        N/A        N/A         N/A       N/A

Since Inception*          8.12%     97.31%      8.21%     87.27%      7.58%     74.96%      13.61%    33.28%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 11/19/96; Class B 11/19/96; Class C 03/06/97; Class X 08/01/02.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Multi-Cap Growth Portfolio Class B returned 1.95% compared to 3.54% for the Russell 3000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED 2000 GROWTH PORTFOLIO CLASS A returned 4.95% (excluding sales charge) for the 12 months ended October 31, 2004. This modestly underperformed the Portfolio's benchmark, the Russell 2000 Growth Index, which posted a total return of 5.53% for the same period. However, the Portfolio outperformed both the Lipper Small-Cap Growth Category and Morningstar Small Growth Category, representing its peer groups, which posted 2.52% and 4.76%, respectively, over the same period.*

Smaller-cap stocks overall outperformed their large-cap counterparts for the fiscal year. However, in anticipation of higher interest rates, stock prices of small-cap U.S. companies with above-average rates of earnings growth lagged those of small-cap U.S. companies with below-average rates of earnings growth during the annual period. Additionally, within the Russell 2000 Growth Index, larger issues materially outperformed smaller issues. Presumably, the fiscal year's results reflected a correction in the valuation disparity between larger and smaller small-cap equities following a spectacular run for micro-cap growth stocks in fiscal 2003. Another trend dominating the small-cap U.S. equity market during the fiscal year was the outperformance of stocks with lower betas over those with higher betas. Beta is a measure of a stock's volatility compared to the equity market as a whole. Geopolitical uncertainty associated with Iraq and uncertainty of policy direction associated with the 2004 U.S. general election were two major factors reducing the willingness of many investors to assume risk. Despite these market conditions, the Portfolio benefited in its annual performance relative to its peers from effective sector and stock selection.

For the Portfolio as a whole, overweighted positions in energy, consumer services, and commercial services and an underweighted position in technology contributed most to its positive returns. An underweighted position in health care and overweighted positions in financials and consumer cyclicals detracted from relative returns. Some of the Portfolio's best individual stock contributors included Wynn Resorts, Chicago Mercantile Holdings, Ultra Petroleum, Ceradyne, and Southwestern Energy. On the other hand, Krispy Kreme Doughnuts and Carrier Access were the biggest disappointments.

BELOW, JAMES W. OBERWEIS AND TEAM, PORTFOLIO MANAGERS AT OBERWEIS ASSET MANAGEMENT, INC., DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

At Oberweis, we seek to invest in companies with exceptionally high earnings growth potential. Indeed, our strategy requires a minimum rate of earnings growth of 30%, and the average earnings growth rate of the holdings in our portion of the Portfolio was, as of October 31, 2004, more than twice that minimum requirement. Based on this high growth profile, our portion of the Portfolio typically exhibits an above-average beta relative to the Russell 2000 Growth Index.

Our portion of the Portfolio was hurt by an overweighted position in the technology sector, which underperformed the Russell Index. Investments in Omnivision Technology, Cyberoptics, and Network Engines detracted most from relative returns. We eliminated the Portfolio's positions in each of these stocks by the end of the fiscal year.

On the positive side, holdings in retail company Urban Outfitters, advanced technical ceramics developer Ceradyne, and financial services corporation Euronet Worldwide contributed strongly to the Portfolio's relative results.

----------
* The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Index consists of the smallest 2,000 of the largest 3,000 U.S. companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Investors cannot actually make investments in these indices. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused 2000 Growth Portfolio Class A shares would have increased to $15,750. The same amount invested in securities mirroring the performance of the Russell 2000 Growth Index would be valued at $10,844.

[CHART]

                                                   FOCUSED 2000       RUSSELL 2000
                                                   GROWTH CLASS A#    GROWTH INDEX
    1/6/98                                         $    9,425         $   10,000
   1/31/98                                         $    9,416         $    9,953
   2/28/98                                         $   10,075         $   10,832
   3/31/98                                         $   10,518         $   11,286
   4/30/98                                         $   10,622         $   11,356
   5/31/98                                         $   10,028         $   10,531
   6/30/98                                         $   10,311         $   10,638
   7/31/98                                         $    9,340         $    9,750
   8/31/98                                         $    7,436         $    7,499
   9/30/98                                         $    7,983         $    8,260
  10/31/98                                         $    8,369         $    8,690
  11/30/98                                         $    8,869         $    9,364
  12/31/98                                         $    9,510         $   10,212
   1/31/99                                         $    9,755         $   10,671
   2/28/99                                         $    8,982         $    9,695
   3/31/99                                         $    9,510         $   10,040
   4/30/99                                         $    9,698         $   10,927
   5/31/99                                         $    9,755         $   10,944
   6/30/99                                         $   10,961         $   11,521
   7/31/99                                         $   10,867         $   11,165
   8/31/99                                         $   10,792         $   10,747
   9/30/99                                         $   11,282         $   10,954
  10/31/99                                         $   12,074         $   11,235
  11/30/99                                         $   13,638         $   12,423
  12/31/99                                         $   16,461         $   14,612
 1/31/2000                                         $   16,508         $   14,476
 2/29/2000                                         $   22,201         $   17,845
 3/31/2000                                         $   20,240         $   15,969
 4/30/2000                                         $   17,209         $   14,356
 5/31/2000                                         $   15,590         $   13,099
 6/30/2000                                         $   18,895         $   14,792
 7/31/2000                                         $   16,878         $   13,524
 8/31/2000                                         $   19,549         $   14,946
 9/30/2000                                         $   18,516         $   14,204
10/31/2000                                         $   17,336         $   13,051
11/30/2000                                         $   14,505         $   10,681
12/31/2000                                         $   16,273         $   11,335
 1/31/2001                                         $   15,710         $   12,252
 2/28/2001                                         $   13,842         $   10,573
 3/31/2001                                         $   12,164         $    9,612
 4/30/2001                                         $   13,892         $   10,788
 5/31/2001                                         $   13,641         $   11,038
 6/30/2001                                         $   13,972         $   11,339
 7/31/2001                                         $   13,199         $   10,372
 8/31/2001                                         $   12,405         $    9,724
 9/30/2001                                         $   10,417         $    8,155
10/31/2001                                         $   11,521         $    8,940
11/30/2001                                         $   12,767         $    9,686
12/31/2001                                         $   13,731         $   10,289
 1/31/2002                                         $   13,440         $    9,923
 2/28/2002                                         $   12,496         $    9,281
 3/31/2002                                         $   13,299         $   10,087
 4/30/2002                                         $   12,867         $    9,869
 5/31/2002                                         $   12,636         $    9,292
 6/30/2002                                         $   12,325         $    8,504
 7/31/2002                                         $   10,728         $    7,197
 8/31/2002                                         $   10,798         $    7,194
 9/30/2002                                         $   10,035         $    6,674
10/31/2002                                         $   10,256         $    7,012
11/30/2002                                         $   10,889         $    7,707
12/31/2002                                         $   10,427         $    7,175
 1/31/2003                                         $   10,196         $    6,980
 2/28/2003                                         $    9,924         $    6,794
 3/31/2003                                         $   10,105         $    6,897
 4/30/2003                                         $   11,019         $    7,550
 5/31/2003                                         $   11,953         $    8,401
 6/30/2003                                         $   12,446         $    8,563
 7/31/2003                                         $   13,420         $    9,210
 8/31/2003                                         $   14,284         $    9,704
 9/30/2003                                         $   13,952         $    9,459
10/31/2003                                         $   15,007         $   10,276
11/30/2003                                         $   15,409         $   10,611
12/31/2003                                         $   15,097         $   10,658
 1/31/2004                                         $   15,760         $   11,218
 2/29/2004                                         $   15,951         $   11,201
 3/31/2004                                         $   15,971         $   11,253
 4/30/2004                                         $   15,128         $   10,688
 5/31/2004                                         $   15,449         $   10,901
 6/30/2004                                         $   16,162         $   11,264
 7/31/2004                                         $   14,836         $   10,253
 8/31/2004                                         $   14,284         $   10,032
 9/30/2004                                         $   15,047         $   10,587
10/31/2004                                         $   15,750         $   10,844

                           CLASS A                  CLASS B                 CLASS C++                 CLASS I
                  -----------------------------------------------------------------------------------------------------
                     SEC                       SEC                      SEC                      SEC
                   AVERAGE                   AVERAGE                  AVERAGE                  AVERAGE
FOCUSED 2000       ANNUAL      CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL      CUMULATIVE
GROWTH PORTFOLIO   RETURN        RETURN+     RETURN       RETURN+     RETURN       RETURN+     RETURN        RETURN+
------------------------------------------------------------------------------------------------------------------------
1 year return      (1.07)%         4.95%      0.27%         4.27%      3.28%         4.28%      5.04%          5.04%

5 year return       4.22%         30.45%      4.50%        26.63%      4.78%        26.30%       N/A            N/A

10 year return       N/A            N/A        N/A           N/A        N/A           N/A        N/A            N/A

Since Inception*    6.89%         67.11%      7.06%        59.18%      7.02%        58.76%     (3.74)%       (15.16)%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 01/06/98; Class B 01/06/98; Class C 01/06/98; Class I 07/10/00.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused 2000 Growth Portfolio Class A returned (1.07)% compared to 5.53% for the Russell 2000 Growth Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED LARGE-CAP VALUE PORTFOLIO CLASS B returned 4.49% (excluding sales charge) for the 12 months ended October 31, 2004. This underperformed the Portfolio's benchmark, the Russell 1000 Value Index, which posted a total return of 15.45% for the same period. The Portfolio also underperformed the Lipper Large-Cap Core Category and Morningstar Large Value Category, representing its peer groups, which posted 5.97% and 12.14%, respectively, over the same period.*

The 12 months ended October 31, 2004 saw a great divergence in equity market sentiment. The end of 2003 was the conclusion of a notable year-long rebound for equities following three consecutive down years. However, the start of 2004 saw a decided turn in market sentiment, as investor worries over rising energy costs, the ongoing conflict in Iraq, and the possibility of higher interest rates combined to dampen equity returns. Indeed, from the end of January through the end of the fiscal year, the equity markets produced only flat to modest returns. For the fiscal year overall, value stocks outpaced growth stocks, but smaller issues outperformed their larger counterparts.

For the Portfolio as a whole, overweighted positions in health care, consumer cyclicals, and consumer non-cyclicals benefited relative performance. These positives, however, were more than offset by underweighted positions in energy, technology, and basic materials and an overweighted position in consumer services, which detracted. Some of the Portfolio's best individual stock contributors included Bank of America, Tyco International, Quest Diagnostics, and ConocoPhillips. Positions in Merck, Fannie Mae, and Applied Materials disappointed.

BELOW, DAVID DREMAN AND TEAM, PORTFOLIO MANAGERS AT DVM (DREMAN VALUE MANAGEMENT), DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The stocks in our portion of the Portfolio are chosen through a rigorous, bottom-up, fundamental process. Thus any sector weights are purely a result of this process. That said, the financial sector was our largest allocation, comprising approximately 40% of our portion of the Portfolio at the end of October 2004.

Several of our largest holdings were affected by what we call headline risk, the risk of bad news regarding a particular company affecting its stock price. Three of our largest holdings as of October 31, 2004 were Altria, Freddie Mac, and Fannie Mae. Each of these companies were in the headlines during the annual period. Altria (the former Philip Morris), remained in the news over various tobacco-related court cases and over a Federal trial based on alleged violations of the RICO (Racketeer Influenced and Corrupt Organization) Act that got underway in September. Needless to say, we believe the RICO case has little merit. Also, while the fundamentals of the mortgage business remained strong, Freddie Mac and Fannie Mae were under examination for their very status as government-sponsored entities and for their standards of corporate responsibility. Importantly, these three stocks produced a combined positive return over the 12 months. In fact, we added to the Portfolio's positions in Freddie Mac and Fannie Mae during the period, seeking to take advantage of short-term weakness in their respective stock prices.


----------
* The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Large-Cap Value Portfolio Class B shares would have increased to $12,159. The same amount invested in securities mirroring the performance of the Russell 1000 Value Index would be valued at $15,121.

[CHART]

                                                 FOCUSED LARGE-CAP    RUSSELL 1000
                                                 VALUE CLASS B        VALUE INDEX
  10/15/97                                       $   10,000           $   10,000
  10/31/97                                       $    9,488           $    9,520
  11/30/97                                       $    9,712           $    9,941
  12/31/97                                       $    9,784           $   10,231
   1/31/98                                       $    9,696           $   10,086
   2/28/98                                       $   10,336           $   10,765
   3/31/98                                       $   10,792           $   11,423
   4/30/98                                       $   10,968           $   11,500
   5/31/98                                       $   10,584           $   11,329
   6/30/98                                       $   10,680           $   11,475
   7/31/98                                       $   10,300           $   11,272
   8/31/98                                       $    8,699           $    9,595
   9/30/98                                       $    9,203           $   10,145
  10/31/98                                       $   10,011           $   10,931
  11/30/98                                       $   10,348           $   11,440
  12/31/98                                       $   10,572           $   11,830
   1/31/99                                       $   10,484           $   11,924
   2/28/99                                       $   10,323           $   11,756
   3/31/99                                       $   10,685           $   11,999
   4/30/99                                       $   11,740           $   13,120
   5/31/99                                       $   11,611           $   12,976
   6/30/99                                       $   12,014           $   13,352
   7/31/99                                       $   11,595           $   12,961
   8/31/99                                       $   11,289           $   12,480
   9/30/99                                       $   10,733           $   12,044
  10/31/99                                       $   11,168           $   12,738
  11/30/99                                       $   11,112           $   12,638
  12/31/99                                       $   11,343           $   12,699
 1/31/2000                                       $   10,955           $   12,285
 2/29/2000                                       $   10,683           $   11,372
 3/31/2000                                       $   11,911           $   12,760
 4/30/2000                                       $   11,878           $   12,611
 5/31/2000                                       $   12,093           $   12,744
 6/30/2000                                       $   11,944           $   12,162
 7/31/2000                                       $   11,969           $   12,314
 8/31/2000                                       $   12,670           $   12,999
 9/30/2000                                       $   12,431           $   13,118
10/31/2000                                       $   12,678           $   13,440
11/30/2000                                       $   12,117           $   12,941
12/31/2000                                       $   12,793           $   13,590
 1/31/2001                                       $   13,153           $   13,642
 2/28/2001                                       $   12,502           $   13,263
 3/31/2001                                       $   12,082           $   12,794
 4/30/2001                                       $   12,708           $   13,421
 5/31/2001                                       $   12,887           $   13,723
 6/30/2001                                       $   12,579           $   13,418
 7/31/2001                                       $   12,373           $   13,390
 8/31/2001                                       $   11,833           $   12,854
 9/30/2001                                       $   11,037           $   11,949
10/31/2001                                       $   10,977           $   11,846
11/30/2001                                       $   11,816           $   12,535
12/31/2001                                       $   12,099           $   12,830
 1/31/2002                                       $   11,765           $   12,731
 2/28/2002                                       $   11,491           $   12,752
 3/31/2002                                       $   11,799           $   13,355
 4/30/2002                                       $   11,182           $   12,897
 5/31/2002                                       $   11,217           $   12,962
 6/30/2002                                       $   10,000           $   12,217
 7/31/2002                                       $    9,366           $   11,082
 8/31/2002                                       $    9,691           $   11,165
 9/30/2002                                       $    8,320           $    9,924
10/31/2002                                       $    9,280           $   10,659
11/30/2002                                       $    9,974           $   11,331
12/31/2002                                       $    9,417           $   10,838
 1/31/2003                                       $    9,246           $   10,576
 2/28/2003                                       $    9,032           $   10,294
 3/31/2003                                       $    9,023           $   10,311
 4/30/2003                                       $   10,008           $   11,219
 5/31/2003                                       $   10,882           $   11,943
 6/30/2003                                       $   11,191           $   12,092
 7/31/2003                                       $   10,900           $   12,272
 8/31/2003                                       $   11,182           $   12,464
 9/30/2003                                       $   11,122           $   12,342
10/31/2003                                       $   11,636           $   13,097
11/30/2003                                       $   11,945           $   13,275
12/31/2003                                       $   12,493           $   14,093
 1/31/2004                                       $   12,596           $   14,341
 2/29/2004                                       $   12,579           $   14,649
 3/31/2004                                       $   12,322           $   14,520
 4/30/2004                                       $   12,193           $   14,165
 5/31/2004                                       $   12,356           $   14,310
 6/30/2004                                       $   12,476           $   14,648
 7/31/2004                                       $   12,031           $   14,442
 8/31/2004                                       $   12,176           $   14,647
 9/30/2004                                       $   11,876           $   14,874
10/31/2004                                       $   12,159           $   15,121

                                             CLASS A                   CLASS B                 CLASS C++
                                   ------------------------------------------------------------------------------
                                        SEC                       SEC                      SEC
                                      AVERAGE                   AVERAGE                  AVERAGE
                                      ANNUAL      CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE
FOCUSED LARGE-CAP VALUE PORTFOLIO     RETURN        RETURN+     RETURN       RETURN+     RETURN       RETURN+
-----------------------------------------------------------------------------------------------------------------
1 year return                         (0.87)%        5.21%       0.49%        4.49%       3.49%        4.49%

5 year return                          1.17%        12.49%       1.34%        8.87%       1.74%        9.02%

10 year return                          N/A           N/A         N/A          N/A         N/A          N/A

Since Inception*                       2.62%        27.30%       2.81%       21.59%       2.83%       21.76%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A 10/15/97; Class B 10/15/97; Class C 10/15/97.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Large-Cap Value Portfolio Class B returned 0.49% compared to 15.45% for the Russell 1000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED MULTI-CAP VALUE PORTFOLIO CLASS B returned 10.71% (excluding sales charge) for the 12 months ended October 31, 2004. This underperformed the Portfolio's benchmark, the Russell 1000 Value Index, which posted a total return of 15.45% for the same period. The Portfolio also underperformed the Lipper Multi-Cap Value Category and Morningstar Large Value Category, representing its peer groups, which posted 12.77% and 12.14%, respectively, over the same period.*

Value stocks outperformed growth stocks for the annual period across all market capitalizations. Also, for the 12 months ended October 31, 2004, mid-cap stocks were the best-performing equity market sector, followed by small-cap stocks and then large-cap stocks. While the Portfolio's relative performance was constrained by mixed results from sector allocation and stock selection, the multi-cap value strategy continued to offer strong absolute returns and the opportunity to profit from eventual market recognition of the true value of its holdings as those stock prices rebound to historical growth paths.

For the Portfolio as a whole, overweighted positions in consumer cyclicals, industrials, transportation, and technology and an underweighted position in telecommunications benefited performance during the annual period. These positives were not enough to offset the negative effects of underweighted positions in basic materials, financials, energy, utilities, and health care and an overweighted position in consumer services. Among the Portfolio's best individual stock contributors were Catellus Development, Devon Energy, St. Joe, and Forest City Enterprises. Positions in New York Times, AutoZone, and Marsh & McLennan detracted.

BELOW, MARTIN J. WHITMAN, IAN LAPEY AND TEAM, PORTFOLIO MANAGERS AT THIRD AVENUE FUNDS, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

It is important to note that at Third Avenue, our investment process is neither influenced by near-term economic outlooks nor macroeconomic forecasts. Rather, we utilize a disciplined bottom-up investment approach to identify companies that we believe to be "safe and cheap" based on security-specific conditions. By our definitions, "safe" signifies that, in Third Avenue's view, the companies have strong finances, competent management, readily available financial information and disclosure, and an understandable business. "Cheap" signifies that, in Third Avenue's view, the companies' securities are selling for significantly less than what a private buyer might pay for control of the business.

On a sector basis, our portion of the Portfolio benefited primarily from its real estate holdings, including Catellus Development, Forest City Enterprises, and St. Joe Co. Resource conversion activity, such as merger and acquisition activity, return of capital, and the like, has historically accounted for a significant portion of our performance at Third Avenue. One resource conversion affecting our portion of the Portfolio during this annual period was the reclassification of Catellus Development from a C Corporation to a Real Estate Investment Trust (REIT). In connection with the company's decision to elect REIT status, the Portfolio received a special dividend, which was payable on December 18, 2003. Shareholders had the option of receiving the special dividend in common stock, cash or a combination thereof; we elected to receive the entire dividend in common stock.

In addition to the real estate holdings, other primary contributors to our portion of the Portfolio's relative returns included Alamo Group and Sankyo Co. The positive performance of those companies was partially offset by declines in other holdings, including AVX, Instinet, and Hutchison Whampoa.


----------
* The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Investors cannot actually make investments in these indices. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Multi-Cap Value Portfolio Class B shares would have increased to $15,661. The same amount invested in securities mirroring the performance of the Russell 1000 Value Index would be valued at $11,871.

[CHART]

                                          FOCUSED MULTI-CAP   RUSSELL 1000
                                          VALUE CLASS B       VALUE INDEX
   11/1/99                                $   10,000          $   10,000
  11/30/99                                $   10,224          $    9,922
  12/31/99                                $   10,512          $    9,970
 1/31/2000                                $   10,280          $    9,644
 2/29/2000                                $   10,016          $    8,928
 3/31/2000                                $   11,024          $   10,017
 4/30/2000                                $   11,064          $    9,901
 5/31/2000                                $   11,288          $   10,005
 6/30/2000                                $   11,336          $    9,548
 7/31/2000                                $   11,456          $    9,667
 8/31/2000                                $   11,992          $   10,205
 9/30/2000                                $   12,144          $   10,299
10/31/2000                                $   12,928          $   10,552
11/30/2000                                $   13,208          $   10,160
12/31/2000                                $   13,715          $   10,669
 1/31/2001                                $   15,176          $   10,710
 2/28/2001                                $   14,325          $   10,412
 3/31/2001                                $   13,707          $   10,044
 4/30/2001                                $   14,726          $   10,537
 5/31/2001                                $   14,859          $   10,774
 6/30/2001                                $   15,301          $   10,534
 7/31/2001                                $   15,243          $   10,512
 8/31/2001                                $   14,625          $   10,091
 9/30/2001                                $   13,674          $    9,381
10/31/2001                                $   13,749          $    9,300
11/30/2001                                $   14,483          $    9,841
12/31/2001                                $   14,997          $   10,073
 1/31/2002                                $   14,568          $    9,995
 2/28/2002                                $   14,396          $   10,011
 3/31/2002                                $   14,989          $   10,485
 4/30/2002                                $   14,353          $   10,125
 5/31/2002                                $   14,482          $   10,176
 6/30/2002                                $   13,278          $    9,592
 7/31/2002                                $   12,196          $    8,700
 8/31/2002                                $   12,110          $    8,766
 9/30/2002                                $   11,001          $    7,791
10/31/2002                                $   11,319          $    8,368
11/30/2002                                $   12,161          $    8,895
12/31/2002                                $   11,413          $    8,509
 1/31/2003                                $   11,388          $    8,303
 2/28/2003                                $   11,113          $    8,082
 3/31/2003                                $   11,293          $    8,095
 4/30/2003                                $   12,127          $    8,808
 5/31/2003                                $   13,107          $    9,376
 6/30/2003                                $   12,909          $    9,493
 7/31/2003                                $   13,261          $    9,635
 8/31/2003                                $   13,760          $    9,785
 9/30/2003                                $   13,674          $    9,690
10/31/2003                                $   14,327          $   10,283
11/30/2003                                $   14,593          $   10,422
12/31/2003                                $   15,353          $   11,064
 1/31/2004                                $   15,921          $   11,259
 2/29/2004                                $   16,317          $   11,500
 3/31/2004                                $   15,887          $   11,400
 4/30/2004                                $   15,302          $   11,121
 5/31/2004                                $   15,405          $   11,234
 6/30/2004                                $   15,655          $   11,500
 7/31/2004                                $   15,233          $   11,338
 8/31/2004                                $   15,603          $   11,499
 9/30/2004                                $   15,878          $   11,677
10/31/2004                                $   15,661          $   11,871

                                            CLASS A                  CLASS B                  CLASS C++
                                    ----------------------------------------------------------------------------
                                        SEC                      SEC                      SEC
                                      AVERAGE                  AVERAGE                  AVERAGE
                                      ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE
FOCUSED MULTI-CAP VALUE PORTFOLIO     RETURN       RETURN+     RETURN       RETURN+     RETURN       RETURN+
----------------------------------------------------------------------------------------------------------------
1 year return                            5.10%        11.49%      6.71%        10.71%      9.71%        10.71%

5 year return                             N/A           N/A        N/A           N/A        N/A           N/A

10 year return                            N/A           N/A        N/A           N/A        N/A           N/A

Since Inception*                         9.07%        63.74%      9.39%        58.61%      9.65%        58.53%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A 11/01/99; Class B 11/01/99; Class C 11/01/99.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Multi-Cap Value Portfolio Class B returned 6.71% compared to 15.45% for the Russell 1000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED 2000 VALUE PORTFOLIO CLASS B returned 19.75% (excluding sales charge) for the 12 months ended October 31, 2004. This outperformed the Portfolio's benchmark, the Russell 2000 Value Index, which posted a total return of 17.99% for the same period. The Portfolio also outperformed the Lipper Mid-Cap Value Category and Morningstar Small Value Category, representing its peer groups, which posted 15.64% and 16.59%, respectively, over the same period.*

Overall, the annual period was a positive one for the equity markets, with the value style of investing outperforming growth. Mid-cap value stocks were the best-performing equity sector, followed closely by small-cap value stocks.

For the Portfolio as a whole, overweighted positions in energy, transportation, and health care as well as underweighted positions in consumer services and technology contributed most to its positive returns. Underweighted positions in financials, industrials, and utilities detracted from relative returns. Some of the Portfolio's best individual stock contributors included Teekay Shipping, Mandalay Resorts, Joy Global, and Tom Brown. On the other hand, positions in Pinnacle Systems, American Italian Pasta, and Tenet Healthcare were the biggest disappointments.

BELOW, STEVEN L. POLLACK AND TEAM, PORTFOLIO MANAGERS AT BOSTON PARTNERS ASSET MANAGEMENT, LLC, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

We construct our portion of the Portfolio using fundamentally-driven, bottom-up stock selection. All of our sector weightings are based solely on this methodology. That said, overweighted positions and effective stock selection in technology, consumer non-durables, and basic industries boosted Portfolio performance both on an absolute and relative basis. Specific securities in these sectors that helped the Portfolio included McAfee, a computer virus protection software company, and Georgia Gulf, a company that manufactures and markets chemical and plastic products. Ventas, a real estate investment trust that owns health care facilities and nursing homes, also did quite well this fiscal year.

While still producing positive absolute returns, detracting from relative performance for the period were holdings in the finance, energy, and capital goods sectors. Radian Group, a mortgage insurance company posted weak performance, but we continued to hold the stock due to its strong fundamentals, compelling valuation, and our view that it should do well in a rising interest rate environment. Federal Signal, a company that specializes in fire rescue vehicles, street cleaning vehicles, and waste management trucks, also disappointed since we bought the stock in March 2004. However, we have confidence that its new management team can add value by continuing to take steps to improve the company's operating margins and overall profitability.

As we did analysis on companies, one focus we had was on how management deployed their capital. Due to a record level of earnings achieved by companies over the past three years, significant cash had accumulated on their balance sheets. We invested in companies that utilized this cash in the best interest of the shareholder, which could mean debt paydown, dividend increases, or share repurchase programs. Throughout the fiscal year, we were also able to purchase high quality companies at compelling valuations, giving us the opportunity to upgrade the profitability characteristics of our portion of the Portfolio. Historically, higher quality companies, as measured by profitability characteristics such as return-on-equity and operating return on operating assets, outperform lower quality companies. The companies already in our portion of the Portfolio continued to have compelling valuation and profitability characteristics.

----------
* The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Index consists of the smallest 2,000 of the largest 3,000 U.S. companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Investors cannot actually make investments in these indices. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused 2000 Value Portfolio Class B shares would have increased to $18,260. The same amount invested in securities mirroring the performance of the Russell 2000 Value Index would be valued at $18,272.

[CHART]

                                            FOCUSED 2000      RUSSELL 2000
                                            VALUE CLASS B     VALUE INDEX
  10/15/97                                  $   10,000        $   10,000
  10/31/97                                  $    9,704        $    9,549
  11/30/97                                  $    9,728        $    9,653
  12/31/97                                  $    9,960        $    9,981
   1/31/98                                  $    9,736        $    9,800
   2/28/98                                  $   10,392        $   10,392
   3/31/98                                  $   10,736        $   10,814
   4/30/98                                  $   10,776        $   10,867
   5/31/98                                  $   10,328        $   10,483
   6/30/98                                  $   10,104        $   10,423
   7/31/98                                  $    9,454        $    9,607
   8/31/98                                  $    7,781        $    8,102
   9/30/98                                  $    8,085        $    8,560
  10/31/98                                  $    8,598        $    8,814
  11/30/98                                  $    8,878        $    9,053
  12/31/98                                  $    9,222        $    9,337
   1/31/99                                  $    9,086        $    9,125
   2/28/99                                  $    8,341        $    8,502
   3/31/99                                  $    8,341        $    8,432
   4/30/99                                  $    9,286        $    9,201
   5/31/99                                  $    9,678        $    9,484
   6/30/99                                  $   10,047        $    9,828
   7/31/99                                  $    9,886        $    9,594
   8/31/99                                  $    9,558        $    9,244
   9/30/99                                  $    9,414        $    9,059
  10/31/99                                  $    9,238        $    8,878
  11/30/99                                  $    9,462        $    8,924
  12/31/99                                  $    9,750        $    9,198
 1/31/2000                                  $    9,462        $    8,957
 2/29/2000                                  $    9,454        $    9,505
 3/31/2000                                  $   10,263        $    9,549
 4/30/2000                                  $   10,175        $    9,606
 5/31/2000                                  $   10,295        $    9,459
 6/30/2000                                  $   10,271        $    9,736
 7/31/2000                                  $   10,535        $   10,060
 8/31/2000                                  $   11,167        $   10,510
 9/30/2000                                  $   10,903        $   10,450
10/31/2000                                  $   10,927        $   10,413
11/30/2000                                  $   10,775        $   10,201
12/31/2000                                  $   11,936        $   11,297
 1/31/2001                                  $   12,488        $   11,609
 2/28/2001                                  $   12,144        $   11,593
 3/31/2001                                  $   11,784        $   11,407
 4/30/2001                                  $   12,408        $   11,935
 5/31/2001                                  $   12,904        $   12,242
 6/30/2001                                  $   13,249        $   12,734
 7/31/2001                                  $   13,057        $   12,449
 8/31/2001                                  $   12,992        $   12,406
 9/30/2001                                  $   11,592        $   11,036
10/31/2001                                  $   12,128        $   11,325
11/30/2001                                  $   12,952        $   12,138
12/31/2001                                  $   13,788        $   12,881
 1/31/2002                                  $   13,771        $   13,052
 2/28/2002                                  $   13,719        $   13,132
 3/31/2002                                  $   14,671        $   14,115
 4/30/2002                                  $   14,260        $   14,612
 5/31/2002                                  $   14,002        $   14,129
 6/30/2002                                  $   12,998        $   13,816
 7/31/2002                                  $   11,660        $   11,763
 8/31/2002                                  $   11,574        $   11,711
 9/30/2002                                  $   10,279        $   10,875
10/31/2002                                  $   10,939        $   11,038
11/30/2002                                  $   12,398        $   11,919
12/31/2002                                  $   11,667        $   11,410
 1/31/2003                                  $   11,307        $   11,088
 2/28/2003                                  $   11,136        $   10,716
 3/31/2003                                  $   11,262        $   10,830
 4/30/2003                                  $   12,017        $   11,859
 5/31/2003                                  $   13,061        $   13,070
 6/30/2003                                  $   13,133        $   13,291
 7/31/2003                                  $   13,736        $   13,954
 8/31/2003                                  $   14,428        $   14,484
 9/30/2003                                  $   14,149        $   14,318
10/31/2003                                  $   15,256        $   15,485
11/30/2003                                  $   15,939        $   16,080
12/31/2003                                  $   16,713        $   16,661
 1/31/2004                                  $   17,190        $   17,237
 2/29/2004                                  $   17,612        $   17,571
 3/31/2004                                  $   17,765        $   17,814
 4/30/2004                                  $   17,253        $   16,893
 5/31/2004                                  $   17,361        $   17,097
 6/30/2004                                  $   18,098        $   17,965
 7/31/2004                                  $   17,486        $   17,139
 8/31/2004                                  $   17,540        $   17,307
 9/30/2004                                  $   18,035        $   17,992
10/31/2004                                  $   18,260        $   18,272

                                        CLASS A                  CLASS B                  CLASS C++
                              -----------------------------------------------------------------------------
                                   SEC                      SEC                      SEC
                                 AVERAGE                  AVERAGE                  AVERAGE
                                 ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE
FOCUSED 2000 VALUE PORTFOLIO     RETURN       RETURN+     RETURN       RETURN+     RETURN       RETURN+
-----------------------------------------------------------------------------------------------------------
1 year return                    13.58%       20.51%       15.75%      19.75%       18.78%      19.78%

5 year return                    13.99%      104.11%       14.37%      97.66%       14.62%      97.86%

10 year return                     N/A          N/A          N/A         N/A          N/A         N/A

Since Inception*                  8.73%       91.22%        8.92%      82.60%        8.95%      82.94%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A 10/15/97; Class B 10/15/97; Class C 10/15/97.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused 2000 Value Portfolio Class B returned 15.75% compared to 17.99% for the Russell 2000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED GROWTH AND INCOME PORTFOLIO CLASS B returned 0.84% (excluding sales charge) for the 12 months ended October 31, 2004. This underperformed the Portfolio's benchmark, the S&P 500 Index, which posted a total return of 9.42% for the same period. The Portfolio also underperformed the Lipper Large-Cap Growth Category and Morningstar Large Blend Category, representing its peer groups, which posted 2.67% and 7.89%, respectively, over the same period.*

There were three important trends, in our view, that affected the stock market over the past 12 months. First, corporate earnings improved at a healthy pace. With inflationary pressures under control, this created a positive business environment for stocks. Second, gasoline and other commodity prices soared. While higher oil prices may be beneficial to energy companies such as ExxonMobil, they also have the ability to stall an economic recovery. Most notably, the consumer, who continued to spend over the annual period, has begun to notice a squeeze in disposable income. This, coupled with higher prices for grain, lumber, and steel, created some market concern that we are in a growing but decelerating economy. Third, uncertainty is never good for the market, and the too-close-to-call U.S. presidential election and the ongoing litany of bad news from Iraq added a good deal of anxiety to the equity markets over the fiscal year. While the Portfolio's annual returns were affected by these broad trends as well as by mixed results from sector and stock selection, it continued to invest in larger, highly recognizable, quality companies, which have historically generated consistent earnings in both growth and value sectors.

For the Portfolio as a whole, overweighted positions in telecommunications and consumer cyclicals and a slightly underweighted position in financials benefited performance. However, these positives were not enough to outweigh the negative effects of underweighted positions in energy, consumer non-cyclicals, technology and utilities. Some of the Portfolio's best individual stock contributors included UnitedHealth Group, Qualcomm, and Vodafone. On the other hand, positions in IAC Interactive, JetBlue Airways, and Tiffany were the biggest disappointments.

BELOW, WILLIAM V. FRIES AND TEAM, PORTFOLIO MANAGERS AT THORNBURG INVESTMENT MANAGEMENT, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

As bottom-up stock pickers, our returns are driven by stock selection rather than by market conditions or sector bets. During the fiscal year ended October 31, 2004, Petroleo Brasileiro and ExxonMobil were among the strongest individual stock contributors to our portion of the Portfolio's relative results. Each benefited from higher energy prices and the prospect of still-high energy prices over the next 12 to 24 months. Hyundai Motor was another top performer for the fiscal year. We sold this stock when it reached our target price.

Of course, there were also stock positions that detracted from our portion of the Portfolio's performance. Circuit City was unable to execute a successful turnaround. Colgate-Palmolive saw increased international competition leading to profit margin pressure. IAC/InterActiveCorp saw lower than expected revenues from its various business units.

We continued to manage our portion of the Portfolio using a comprehensive value approach, seeking to identify individual stocks that have powerful franchises and sustainable competitive advantages, yet are out of favor or misunderstood for one reason or another.


----------
* The S&P 500 Index is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Investors cannot actually make investments in these indices. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Growth and Income Portfolio Class B shares would have increased to $12,658. The same amount invested in securities mirroring the performance of the S&P 500 Index would be valued at $12,986.

[CHART]

                                         FOCUSED GROWTH AND INCOME   S&P 500
                                         CLASS B                     INDEX
  10/15/97                               $   10,000                  $   10,000
  10/31/97                               $    9,568                  $    9,476
  11/30/97                               $    9,888                  $    9,914
  12/31/97                               $   10,104                  $   10,084
   1/31/98                               $   10,104                  $   10,196
   2/28/98                               $   10,744                  $   10,931
   3/31/98                               $   11,256                  $   11,490
   4/30/98                               $   11,160                  $   11,606
   5/31/98                               $   10,936                  $   11,406
   6/30/98                               $   11,112                  $   11,869
   7/31/98                               $   10,807                  $   11,743
   8/31/98                               $    9,166                  $   10,048
   9/30/98                               $    9,566                  $   10,691
  10/31/98                               $   10,375                  $   11,560
  11/30/98                               $   10,863                  $   12,261
  12/31/98                               $   11,355                  $   12,967
   1/31/99                               $   11,599                  $   13,509
   2/28/99                               $   11,298                  $   13,089
   3/31/99                               $   11,842                  $   13,613
   4/30/99                               $   12,321                  $   14,140
   5/31/99                               $   11,850                  $   13,806
   6/30/99                               $   12,581                  $   14,572
   7/31/99                               $   12,297                  $   14,118
   8/31/99                               $   12,345                  $   14,048
   9/30/99                               $   12,256                  $   13,663
  10/31/99                               $   13,717                  $   14,527
  11/30/99                               $   14,869                  $   14,823
  12/31/99                               $   17,848                  $   15,696
 1/31/2000                               $   16,746                  $   14,907
 2/29/2000                               $   18,591                  $   14,625
 3/31/2000                               $   18,838                  $   16,056
 4/30/2000                               $   17,019                  $   15,573
 5/31/2000                               $   15,568                  $   15,253
 6/30/2000                               $   17,182                  $   15,629
 7/31/2000                               $   17,053                  $   15,385
 8/31/2000                               $   19,188                  $   16,340
 9/30/2000                               $   17,916                  $   15,478
10/31/2000                               $   16,328                  $   15,412
11/30/2000                               $   14,492                  $   14,197
12/31/2000                               $   14,865                  $   14,267
 1/31/2001                               $   14,821                  $   14,773
 2/28/2001                               $   13,157                  $   13,426
 3/31/2001                               $   12,246                  $   12,575
 4/30/2001                               $   13,174                  $   13,553
 5/31/2001                               $   13,148                  $   13,643
 6/30/2001                               $   12,859                  $   13,311
 7/31/2001                               $   12,535                  $   13,180
 8/31/2001                               $   11,624                  $   12,355
 9/30/2001                               $   10,836                  $   11,358
10/31/2001                               $   10,949                  $   11,574
11/30/2001                               $   11,992                  $   12,462
12/31/2001                               $   11,869                  $   12,571
 1/31/2002                               $   11,633                  $   12,388
 2/28/2002                               $   11,563                  $   12,149
 3/31/2002                               $   12,272                  $   12,606
 4/30/2002                               $   12,123                  $   11,842
 5/31/2002                               $   12,132                  $   11,754
 6/30/2002                               $   11,466                  $   10,917
 7/31/2002                               $   10,546                  $   10,066
 8/31/2002                               $   10,757                  $   10,132
 9/30/2002                               $    9,635                  $    9,031
10/31/2002                               $   10,170                  $    9,826
11/30/2002                               $   10,555                  $   10,404
12/31/2002                               $    9,995                  $    9,793
 1/31/2003                               $    9,837                  $    9,537
 2/28/2003                               $    9,723                  $    9,394
 3/31/2003                               $    9,898                  $    9,485
 4/30/2003                               $   10,818                  $   10,265
 5/31/2003                               $   11,624                  $   10,806
 6/30/2003                               $   11,922                  $   10,944
 7/31/2003                               $   11,869                  $   11,137
 8/31/2003                               $   12,071                  $   11,354
 9/30/2003                               $   11,887                  $   11,233
10/31/2003                               $   12,552                  $   11,869
11/30/2003                               $   12,885                  $   11,973
12/31/2003                               $   13,236                  $   12,600
 1/31/2004                               $   13,157                  $   12,832
 2/29/2004                               $   13,376                  $   13,010
 3/31/2004                               $   13,350                  $   12,813
 4/30/2004                               $   13,025                  $   12,613
 5/31/2004                               $   13,095                  $   12,786
 6/30/2004                               $   13,034                  $   13,034
 7/31/2004                               $   12,333                  $   12,603
 8/31/2004                               $   12,570                  $   12,654
 9/30/2004                               $   12,640                  $   12,791
10/31/2004                               $   12,658                  $   12,986

                               CLASS A                    CLASS B                   CLASS C++                  CLASS X
                      ---------------------------------------------------------------------------------------------------------
                          SEC                        SEC                        SEC                        SEC
                        AVERAGE                    AVERAGE                    AVERAGE                    AVERAGE
FOCUSED GROWTH AND      ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL     CUMULATIVE
INCOME PORTFOLIO        RETURN        RETURN+      RETURN        RETURN+      RETURN        RETURN+      RETURN       RETURN+
-------------------------------------------------------------------------------------------------------------------------------
1 year return           (4.42)%        1.41%       (3.16)%       0.84%        (0.23)%        0.77%        1.87%      1.87%

5 year return           (2.11)%       (4.68)%      (1.96)%      (7.72)%       (1.60)%       (7.74)%        N/A        N/A

10 year return            N/A           N/A          N/A          N/A           N/A           N/A          N/A        N/A

Since Inception*         3.20%        32.48%        3.40%       26.58%         3.38%        26.41%        1.86%      4.95%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
* Inception date: Class A 10/15/97; Class B 10/15/97; Class C 10/15/97; Class X 03/18/02
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Growth and Income Portfolio Class B returned (3.16)% compared to 9.42% for the S&P 500 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Portfolio convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED INTERNATIONAL EQUITY PORTFOLIO CLASS A returned 12.31% (excluding sales charge) for the 12 months ended October 31, 2004. This underperformed the Portfolio's benchmark, the MSCI EAFE Index, which posted a total return of 18.84% for the same period. The Portfolio also underperformed the Lipper International Multi-Cap Core Category and Morningstar Foreign Large Blend Category, representing its peer groups, which posted 17.06% and 16.12%, respectively, over the same period.*

International equity markets were fairly restrained for most of the fiscal year. The high price of oil triggered worries about inflation. Mixed economic activity in the U.S. and China raised doubts about global trade and corporate profits worldwide. The too-close-to-call U.S. presidential election added uncertainty to the international markets as well. Still, the international equity markets overall, as measured by the MSCI EAFE Index, outperformed the U.S. equity market, as measured by the Russell 3000 Index.

For the Portfolio as a whole, underweighted positions in industrials, materials, and financials and a significantly overweighted position in consumer goods benefited relative performance. These positives, however, were more than offset by underweighted positions in the energy and services sectors, which detracted. Overall country allocation was another negative contributor to relative annual performance. Some of the Portfolio's best individual stock contributors included French broadcasting company Vivendi Universal and French health and personal care corporation Aventis. Positions in Japanese financials firm Daiwa Securities and French business services provider CAP Gemini disappointed.

BELOW, DAVID HERRO AND TEAM, PORTFOLIO MANAGERS AT HARRIS ASSOCIATES, L.P. (OAKMARK FAMILY OF FUNDS), DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

International share prices had a lackluster summer, but with industrial production rising throughout the world and consumer spending remaining strong, companies across most industrial sectors posted what we consider to be robust operating results for the fiscal year. Still, valuations remained low, with many of the companies we own taking advantage of low equity prices by buying back their own shares.

One major factor supporting international equities is globalization, which in our view, is triggering global prosperity. "Old Economy" industries, like steel, coal, mining, shipping, and construction equipment, are experiencing a boom today. A primary catalyst for this boom is that China and India are becoming wealthy enough to be consumers as well as producers. This ultimately translates into a higher level of global aggregate demand.

Our portion of the Portfolio's performance was largely attributable to stock selection in France. Stock selection in Japan and Finland also helped boost Portfolio returns. These positives were partially offset by stock selection in the United Kingdom and Ireland, which detracted from relative results. On a stock specific basis, pharmaceutical companies Aventis and Takeda Pharmaceutical and multimedia giant Vivendi Universal were the strongest contributors to our portion of the Portfolio's performance for the annual period. The share price of French company Aventis was driven up by its acquisition at a significant premium by its French rival Sanofi-Synthelabo. Japan's Takeda Pharmaceutical caught up somewhat to the rest of the industry this fiscal year, rebounding from market fears in 2003 over what turned out to be overblown estimates about the impact sales of an off-patent Prilosec might have on Takeda's Prevacid sales. In the last months of 2003, the market reacted positively to Vivendi's negotiation with General Electric's National Broadcasting Company (NBC) for the sale of its entertainment assets. The major detractor from performance during the period was our position in Hong Kong retailer Giordano International. We sold the Portfolio's position in Giordano in the fourth quarter of 2003, following a significant appreciation from its lows in the second quarter of 2003. We felt Giordano's relative upside potential was lower than that of positions we added to the Portfolio during the period, including Bank of Ireland and Takeda Pharmaceutical.

It is also worth noting that during the third calendar quarter of 2004 we initiated currency hedging positions against the British pound sterling. We utilize hedging only when we believe a currency has moved well out of range of fair value based on economic fundamentals--purchasing power parity, relative economic strength, and real interest rate differentials. Based on these criteria, we believed that we would be taking on undo currency risk holding our U.K. equity investments unhedged. As in all of our currency management decisions, we hedge only defensively, and hedges never exceed the amount of our underlying equity investments in that currency.

----------
* The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Investors cannot actually make investments in these indices. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused International Equity Portfolio Class A shares would have increased to $12,552. The same amount invested in securities mirroring the performance of the MSCI EAFE Index would be valued at $13,102.

[CHART]

                                             FOCUSED INTERNATIONAL    MSCI EAFE
                                             EQUITY CLASS A#          INDEX
 11/1/2001                                   $    9,427               $   10,000
11/30/2001                                   $   10,000               $   10,369
12/31/2001                                   $   10,294               $   10,430
 1/31/2002                                   $    9,932               $    9,876
 2/28/2002                                   $   10,091               $    9,945
 3/31/2002                                   $   10,777               $   10,483
 4/30/2002                                   $   11,056               $   10,553
 5/31/2002                                   $   11,124               $   10,686
 6/30/2002                                   $   10,739               $   10,261
 7/31/2002                                   $    9,585               $    9,248
 8/31/2002                                   $    9,540               $    9,227
 9/30/2002                                   $    8,967               $    8,236
10/31/2002                                   $    9,057               $    8,679
11/30/2002                                   $    9,419               $    9,073
12/31/2002                                   $    9,125               $    8,768
 1/31/2003                                   $    8,899               $    8,402
 2/28/2003                                   $    8,469               $    8,209
 3/31/2003                                   $    8,318               $    8,048
 4/30/2003                                   $    9,170               $    8,836
 5/31/2003                                   $    9,698               $    9,372
 6/30/2003                                   $    9,849               $    9,598
 7/31/2003                                   $    9,977               $    9,831
 8/31/2003                                   $   10,302               $   10,068
 9/30/2003                                   $   10,633               $   10,378
10/31/2003                                   $   11,176               $   11,025
11/30/2003                                   $   11,531               $   11,270
12/31/2003                                   $   12,196               $   12,151
 1/31/2004                                   $   12,393               $   12,323
 2/29/2004                                   $   12,643               $   12,607
 3/31/2004                                   $   12,704               $   12,678
 4/30/2004                                   $   12,264               $   12,391
 5/31/2004                                   $   12,204               $   12,433
 6/30/2004                                   $   12,643               $   12,705
 7/31/2004                                   $   11,999               $   12,293
 8/31/2004                                   $   11,984               $   12,347
 9/30/2004                                   $   12,295               $   12,670
10/31/2004                                   $   12,552               $   13,102

                                                CLASS A                  CLASS B                 CLASS C++
                                        ---------------------------------------------------------------------------
                                           SEC                      SEC                      SEC
                                         AVERAGE                  AVERAGE                  AVERAGE
                                         ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE
FOCUSED INTERNATIONAL EQUITY PORTFOLIO   RETURN       RETURN+     RETURN       RETURN+     RETURN       RETURN+
-------------------------------------------------------------------------------------------------------------------
1 year return                              5.88%      12.31%       7.57%       11.57%      10.51%       11.51%

5 year return                               N/A         N/A         N/A          N/A         N/A          N/A

10 year return                              N/A         N/A         N/A          N/A         N/A          N/A

Since Inception*                           7.88%      33.15%       8.49%       30.67%       9.29%       30.51%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A 11/01/01; Class B 11/01/01; Class C 11/01/01.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused International Equity Class A returned 5.88% compared to 18.84% for the MSCI EAFE Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED TECHNOLOGY PORTFOLIO CLASS B returned 8.52% (excluding sales charge) for the 12 months ended October 31, 2004. This outperformed the Portfolio's benchmark, the NASDAQ 100 Index, which posted a total return of 5.20% for the same period. The Portfolio also outperformed the Lipper Science & Technology Category and Morningstar Specialty-Technology Category, representing its peer groups, which posted -3.14% and -3.41%, respectively, over the same period.*

Despite a period of turmoil within the technology sector, the Portfolio performed well. The technology sector overall lagged the broader equity market during a fiscal year burdened by mixed economic activity in the U.S., soaring oil prices, cautious capital spending, new corporate management regulations, a large build-up of inventories, pricing pressures, and several leading technology companies reducing their corporate earnings estimates.

For the Portfolio as a whole, an overweighted position in the Internet sub-sector and an underweighted position in the semiconductors industry contributed most to its positive returns. An overweighted position in computer software and an underweighted position in biotechnology detracted modestly from relative returns. Some of the Portfolio's best individual stock contributors included eBay, Red Hat, and Google. On the other hand, Sina, HomeStore.com, and Flextronics International disappointed.

BELOW, MITCHELL RUBIN AND TEAM, PORTFOLIO MANAGERS AT BARON FUNDS, DISCUSS THEIR PORTION OF THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

At Baron, our goal was to manage a group of ten stocks balanced between larger, more mature companies and smaller, newer firms that are each benefiting from commoditization of the enterprise hardware industry, expansion of the next generation wireless services, and adoption of the internet as an entertainment, education, commerce, and communications medium. Indeed, during the annual period, our portion of the Portfolio benefited from an ongoing shift of advertising, commerce, investment, and spending toward the internet, regardless of economic or stock market conditions.

From a sector perspective, our portion of the Portfolio had overweighted positions in businesses exposed to or utilizing the internet. We had underweighted positions in hardcore technology, such as software and semiconductor companies, as we believe these industries are exposed to product obsolescence and sluggish information technology spending trends.

The stocks that had the most positive impact on our relative performance for the fiscal year were eBay, Getty Images, and Yahoo. eBay, the global leader of internet auction companies, saw its revenues grow more than 50% during the annual period and its profit margins expand. Getty Images has transitioned to a fully digital library and an internet-based distribution model. Its profit margins expanded by more than 5% over the fiscal year, and its revenue growth accelerated. Yahoo's stock price benefited from its successful acquisition of Overture, making it unique among internet portals as a leader in both branded advertising and search-based marketing.

The stocks that negatively impacted relative returns most during the period were Flextronics International, HomeStore.com, and Career Education. Flextronics maintained strong business fundamentals, but saw its stock trade in sympathy with the broader technology industry, which has suffered from a perceived slowdown in information technology and telecommunications equipment spending as several high profile vendors, such as Hewlett Packard and Cisco Systems, gave cautious outlooks. HomeStore.com has shown sequential quarterly improvement, but not as robustly as Wall Street expected. Career Education's stock fell, as it was the target of an SEC investigation into accounting irregularities. We believe, however, the adult and career education market remains strong.

----------
* The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Investors cannot actually make investments in these indices. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Technology Portfolio Class B shares would have decreased to $4,092. The same amount invested in securities mirroring the performance of the NASDAQ 100 Index would be valued at $4,580.

[CHART]

                                       FOCUSED TECHNOLOGY          NASDAQ 100
                                       CLASS B                     INDEX
 5/22/2000                             $10,000                     $10,000
 5/31/2000                             $10,520                     $10,182
 6/30/2000                             $13,320                     $11,529
 7/31/2000                             $13,080                     $11,056
 8/31/2000                             $15,480                     $12,491
 9/30/2000                             $14,384                     $10,938
10/31/2000                             $12,376                     $10,055
11/30/2000                             $ 8,528                     $ 7,679
12/31/2000                             $ 8,776                     $ 7,174
 1/31/2001                             $ 8,920                     $ 7,944
 2/28/2001                             $ 6,088                     $ 5,847
 3/31/2001                             $ 4,656                     $ 4,820
 4/30/2001                             $ 5,640                     $ 5,684
 5/31/2001                             $ 5,392                     $ 5,515
 6/30/2001                             $ 5,144                     $ 5,608
 7/31/2001                             $ 4,392                     $ 5,159
 8/31/2001                             $ 3,624                     $ 4,504
 9/30/2001                             $ 2,712                     $ 3,581
10/31/2001                             $ 3,144                     $ 4,183
11/30/2001                             $ 3,680                     $ 4,892
12/31/2001                             $ 3,872                     $ 4,834
 1/31/2002                             $ 3,696                     $ 4,752
 2/28/2002                             $ 3,184                     $ 4,167
 3/31/2002                             $ 3,520                     $ 4,454
 4/30/2002                             $ 2,984                     $ 3,916
 5/31/2002                             $ 2,760                     $ 3,705
 6/30/2002                             $ 2,464                     $ 3,224
 7/31/2002                             $ 2,320                     $ 2,951
 8/31/2002                             $ 2,272                     $ 2,890
 9/30/2002                             $ 1,992                     $ 2,553
10/31/2002                             $ 2,208                     $ 3,035
11/30/2002                             $ 2,560                     $ 3,424
12/31/2002                             $ 2,168                     $ 3,020
 1/31/2003                             $ 2,192                     $ 3,016
 2/28/2003                             $ 2,216                     $ 3,100
 3/31/2003                             $ 2,248                     $ 3,127
 4/30/2003                             $ 2,560                     $ 3,396
 5/31/2003                             $ 2,976                     $ 3,679
 6/30/2003                             $ 3,128                     $ 3,690
 7/31/2003                             $ 3,248                     $ 3,922
 8/31/2003                             $ 3,448                     $ 4,120
 9/30/2003                             $ 3,424                     $ 4,005
10/31/2003                             $ 3,848                     $ 4,354
11/30/2003                             $ 3,768                     $ 4,379
12/31/2003                             $ 3,888                     $ 4,514
 1/31/2004                             $ 4,096                     $ 4,592
 2/29/2004                             $ 4,080                     $ 4,523
 3/31/2004                             $ 4,080                     $ 4,425
 4/30/2004                             $ 3,936                     $ 4,312
 5/31/2004                             $ 4,184                     $ 4,513
 6/30/2004                             $ 4,224                     $ 4,668
 7/31/2004                             $ 3,824                     $ 4,311
 8/31/2004                             $ 3,648                     $ 4,216
 9/30/2004                             $ 3,888                     $ 4,352
10/31/2004                             $ 4,092                     $ 4,580


                                        CLASS A                    CLASS B                    CLASS C++
                               ---------------------------------------------------------------------------------
                                   SEC                        SEC                        SEC
                                 AVERAGE                    AVERAGE                    AVERAGE
                                 ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE     ANNUAL      CUMULATIVE
FOCUSED TECHNOLOGY PORTFOLIO     RETURN        RETURN+      RETURN        RETURN+      RETURN        RETURN+
----------------------------------------------------------------------------------------------------------------
1 year return                      2.88%         9.16%        4.52%         8.52%        7.52%         8.52%

5 year return                       N/A           N/A          N/A           N/A          N/A           N/A

10 year return                      N/A           N/A          N/A           N/A          N/A           N/A

Since Inception*                 (18.44)%      (57.12)%     (18.21)%      (58.24)%     (17.84)%      (58.24)%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A 05/22/00; Class B 05/22/00; Class C 05/22/00.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Technology Class B returned 4.52% compared to 5.20% for the NASDAQ 100 Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

THE FOCUSED DIVIDEND STRATEGY PORTFOLIO CLASS A returned 10.71% (excluding sales charge) for the 12 months ended October 31, 2004. This underperformed the Portfolio's benchmark, the Russell 1000 Value Index, which returned 15.45%, for the same period. The Portfolio also underperformed the Lipper Multi-Cap Value Category and Morningstar Large Value Category, representing its peer groups, which posted 12.77% and 12.14%, respectively, over the same period.*

There was a rather trendless nature to the broad equity market for the annual period overall, with the exception of value-oriented stocks outperforming growth-oriented stocks. After rising strongly in 2003 and early 2004, the equity market entered a period of consolidation in the spring of 2004 and then traded within a narrow range through the close of the fiscal year. The rising price of oil, which surpassed the $50 per barrel mark toward the end of the annual period, dampened activity in the equity markets. Uncertainty over the result of a close presidential election further clouded the view of the market's direction, with many important matters relating to foreign, domestic, and economic policy tied to the outcome. Also adding to investor concerns over the annual period was Federal Reserve Board policy, which kept the targeted federal funds rate steady at 1.0% through June and then led to three interest rate hikes of 25 basis points each on June 30, August 10, and September 21. At the same time, corporate earnings growth was generally strong.

BELOW, FRANCIS GANNON AND TEAM, PORTFOLIO MANAGERS AT AIG SUNAMERICA ASSET MANAGEMENT, DISCUSS THE PORTFOLIO'S PERFORMANCE OVER THE ANNUAL PERIOD.

The Portfolio is a quantitative, passively managed fund containing 30 of the highest yielding large capitalization stocks in the domestic equity market. Ten of these stocks are the highest yielding stocks in the Dow Jones Industrial Average (the "Dogs" of the Dow). The remaining 20 stocks are selected from the 400 largest U.S. industrial companies having market capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The Portfolio consists of blue chip companies with strong track records, with the recognition that "big name" large-cap companies historically have rotated in and out of favor. The Fund is structured to promote consistent investing regardless of market conditions, and thus analyzing the underlying fundamentals of the economy or the stock market is not considered a primary concern in the management of this Portfolio.

Also, as a passively managed fund, we make no active sector decisions. The Portfolio's quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking, and other criteria. Sector allocation is simply an outcome of this process. The top-performing individual stocks for the Portfolio during the annual period included Sherwin-Williams (retail), Becton Dickinson (medical products), Genuine Parts (business services), Caterpillar (construction & mining machinery), and Clorox (household products). Laggards included Merck (pharmaceuticals), Pfizer (pharmaceuticals), Colgate-Palmolive (household products), Citigroup (financial services), and AT&T (telecommunications).

The Portfolio was rebalanced at the end of 2003 to reflect our "Dogs" for 2004. A total of 11 names were replaced in the Portfolio. The new names to the Portfolio were Pfizer, Merck, Citigroup, Colgate Palmolive, ExxonMobil, McCormick, Budweiser, Johnson Controls, Wrigley, Becton Dickinson, and ADP. Stocks chosen to participate in the Portfolio are selected once a year and remain in the Portfolio for at least one year. We continue to believe our "Dogs" of Wall Street strategy provides greater diversification than the traditional Dow10 strategy and offers an important risk-management tool.

----------
* The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. The Lipper category average is an equally weighted performance index, adjusted for capital gains distributions and income dividends of the largest qualifying funds in this investment objective. Developed by Morningstar, the Morningstar Category currently reflects a group of mutual funds that have portfolios with median market capitalizations, price/earnings ratios and price/book ratios similar to those of the Fund. Indices are not managed and an investor cannot invest directly into an index.

Since inception, $10,000 invested in Focused Dividend Strategy Portfolio Class A shares would have increased to $10,846. The same amount invested in securities mirroring the performance of the Russell 1000 Value Index would be valued at $13,115.

[CHART]

                                     FOCUSED DIVIDEND STRATEGY    RUSSELL 1000
                                     PORTFOLIO CLASS A#           VALUE INDEX
    6/8/98                           $    9,427                   $   10,000
   6/30/98                           $    9,201                   $    9,952
   7/31/98                           $    9,020                   $    9,776
   8/31/98                           $    7,971                   $    8,322
   9/30/98                           $    8,341                   $    8,799
  10/31/98                           $    8,929                   $    9,481
  11/30/98                           $    9,306                   $    9,922
  12/31/98                           $    9,420                   $   10,260
   1/31/99                           $    9,100                   $   10,342
   2/28/99                           $    8,757                   $   10,196
   3/31/99                           $    8,704                   $   10,407
   4/30/99                           $    9,840                   $   11,379
   5/31/99                           $    9,725                   $   11,254
   6/30/99                           $   10,053                   $   11,581
   7/31/99                           $    9,763                   $   11,242
   8/31/99                           $    9,573                   $   10,825
   9/30/99                           $    9,047                   $   10,446
  10/31/99                           $    9,298                   $   11,048
  11/30/99                           $    8,849                   $   10,961
  12/31/99                           $    8,721                   $   11,014
 1/31/2000                           $    8,134                   $   10,655
 2/29/2000                           $    7,242                   $    9,863
 3/31/2000                           $    7,828                   $   11,067
 4/30/2000                           $    8,110                   $   10,938
 5/31/2000                           $    8,295                   $   11,053
 6/30/2000                           $    7,539                   $   10,548
 7/31/2000                           $    7,587                   $   10,680
 8/31/2000                           $    7,957                   $   11,274
 9/30/2000                           $    7,772                   $   11,377
10/31/2000                           $    8,262                   $   11,657
11/30/2000                           $    8,118                   $   11,224
12/31/2000                           $    8,898                   $   11,787
 1/31/2001                           $    9,054                   $   11,832
 2/28/2001                           $    8,947                   $   11,503
 3/31/2001                           $    8,692                   $   11,096
 4/30/2001                           $    9,202                   $   11,641
 5/31/2001                           $    9,407                   $   11,902
 6/30/2001                           $    9,325                   $   11,638
 7/31/2001                           $    9,506                   $   11,613
 8/31/2001                           $    9,341                   $   11,148
 9/30/2001                           $    8,553                   $   10,364
10/31/2001                           $    8,733                   $   10,274
11/30/2001                           $    9,473                   $   10,872
12/31/2001                           $    9,582                   $   11,128
 1/31/2002                           $    9,607                   $   11,042
 2/28/2002                           $    9,967                   $   11,060
 3/31/2002                           $   10,226                   $   11,583
 4/30/2002                           $   10,009                   $   11,186
 5/31/2002                           $   10,234                   $   11,242
 6/30/2002                           $    9,708                   $   10,596
 7/31/2002                           $    9,055                   $    9,611
 8/31/2002                           $    9,181                   $    9,684
 9/30/2002                           $    8,119                   $    8,607
10/31/2002                           $    8,771                   $    9,245
11/30/2002                           $    9,223                   $    9,827
12/31/2002                           $    8,907                   $    9,400
 1/31/2003                           $    8,310                   $    9,173
 2/28/2003                           $    8,037                   $    8,928
 3/31/2003                           $    8,040                   $    8,943
 4/30/2003                           $    8,700                   $    9,730
 5/31/2003                           $    9,188                   $   10,358
 6/30/2003                           $    9,188                   $   10,488
 7/31/2003                           $    9,352                   $   10,644
 8/31/2003                           $    9,567                   $   10,810
 9/30/2003                           $    9,312                   $   10,704
10/31/2003                           $    9,797                   $   11,360
11/30/2003                           $   10,005                   $   11,514
12/31/2003                           $   10,650                   $   12,223
 1/31/2004                           $   10,702                   $   12,438
 2/29/2004                           $   10,946                   $   12,705
 3/31/2004                           $   10,767                   $   12,594
 4/30/2004                           $   10,916                   $   12,286
 5/31/2004                           $   10,881                   $   12,411
 6/30/2004                           $   11,089                   $   12,704
 7/31/2004                           $   10,728                   $   12,526
 8/31/2004                           $   10,860                   $   12,704
 9/30/2004                           $   10,811                   $   12,901
10/31/2004                           $   10,846                   $   13,115

                                             CLASS A                  CLASS B                  CLASS C++
                                     ----------------------------------------------------------------------------
                                         SEC                      SEC                      SEC
                                       AVERAGE                  AVERAGE                  AVERAGE
                                       ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE    ANNUAL     CUMULATIVE
FOCUSED DIVIDEND STRATEGY PORTFOLIO    RETURN       RETURN+     RETURN       RETURN+     RETURN       RETURN+
-----------------------------------------------------------------------------------------------------------------
1 year return                           4.34%       10.71%       6.01%       10.01%       9.01%       10.01%

5 year return                           1.92%       16.64%       2.08%       12.84%       2.43%       12.75%

10 year return                           N/A          N/A         N/A          N/A         N/A          N/A

Since Inception*                        1.28%       15.06%       1.54%       10.27%       1.53%       10.18%

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A 06/08/98; Class B 06/08/98; Class C 06/08/98.
# For the purposes of the graph and the accompanying table, it has been assumed that the maximum sales charge, of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended October 31, 2004, the Focused Dividend Strategy Class A returned 4.34% compared to 15.45% for the Russell 1000 Value Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of shares.)

Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A 5.75%, Class B 4.00% Contingent Deferred Sales Charge (CDSC), Class C 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The portfolio's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.sunamericafunds.com.

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

THE SUNAMERICA FOCUSED PORTFOLIOS


[FOCUSED LARGE-CAP VALUE LOGO]

[FOCUSED GROWTH AND INCOME LOGO]

[FOCUSED LARGE-CAP GROWTH LOGO](1)

[FOCUSED DIVIDEND STRATEGY LOGO]

[FOCUSED MULTI-CAP VALUE LOGO]

[FOCUSED MULTI-CAP GROWTH LOGO]

[FOCUSED INTERNATIONAL EQUITY LOGO](2)

[FOCUSED 2000 VALUE LOGO]

[FOCUSED 2000 GROWTH LOGO]

[FOCUSED TECHNOLOGY LOGO]


(1) Effective October 15, 2004, American Century Investment Management, Inc. replaced Salomon Brothers Asset Management Company Inc. as one of the Advisors for the Focused Large-Cap Growth Portfolio.

(2) Effective August 2, 2004, Marsico Capital Management, LLC replaced The Boston Company Asset Management, LLC as one of the Advisors for the Focused International Equity Portfolio.

[AIG SUNAMERICA MUTUAL FUNDS LOGO]


DISTRIBUTED BY:
AIGSUNAMERICA CAPITAL SERVICES, INC.

This report is submitted solely for the general information of shareholders of the fund. Distribution of this report to persons other than shareholders of the fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which muse precede or accompany this report.

www.sunamericafunds.com

FOANN-10/04

Item 2. Code of Ethics

The SunAmerica Focused Series, Inc. (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. Effective December 2, 2004, the Code of Ethics has been amended to reflect Vincent M. Marra as President, replacing Robert M. Zakem.

Item 3. Audit Committee Financial Expert.

Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.

Item 4. Principal Accountant Fees and Services.

(a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                 2003                  2004
    Audit Fees                 $ 238,397             $ 251,020
    Audit-Related Fees         $ 109,319             $  77,065
    Tax Fees                   $ 115,479             $ 139,070
    All Other Fees             $       0             $       0

Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.
(e)

          (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

          (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2004 and 2003 were $91,056 and $119,661, respectively.

(h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable

Item 6. Schedule of Investments.

Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 11. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

     (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (3)  Not Applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By: /s/ Vincent M. Marra
    Vincent M. Marra
    President

Date: December 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    Vincent M. Marra
    President

Date: December 23, 2004

By: /s/ Donna M. Handel
    Donna M. Handel
    Treasurer

Date: December 23, 2004